--------------------------------------------------------------------------------
PROSPECTUS              GOLDMAN SACHS FIXED INCOME FUNDS
                         CLASS A, B AND C SHARES
March 1, 1998


GOLDMAN SACHS ADJUSTABLE RATE       GOLDMAN SACHS MUNICIPAL INCOME FUND
GOVERNMENT FUND                        Seeks a high level of current income
                                       that is exempt from regular federal in-
                                    come tax, consistent with preservation
  Seeks a high level of current        of capital. The Fund invests primarily
  income, consistent with low          in municipal securities.
  volatility of principal. The
  Fund invests primarily in         GOLDMAN SACHS CORE FIXED INCOME FUND
  adjustable rate mortgage
  pass-through securities and          Seeks a total return consisting of cap-
  other mortgage securities            ital appreciation and income that ex-
  with periodic interest rate          ceeds the total return of the Lehman
  resets, which are issued or          Brothers Aggregate Bond Index. The Fund
  guaranteed by the U.S.               invests primarily in fixed-income secu-
  government, its agencies,            rities, including securities issued or
  instrumentalities or                 guaranteed by the U.S. government, its
  sponsored enterprises.           agencies, instrumentalities or spon-
                                       sored enterprises, corporate securi-
GOLDMAN SACHS SHORT DURATION           ties, mortgage-backed securities and
GOVERNMENT FUND                        asset-backed securities.
  Seeks a high level of current
  income and secondarily, in        GOLDMAN SACHS GLOBAL INCOME FUND
  seeking current income, may
  also consider the potential
  for capital appreciation. The
  Fund invests primarily in
  securities issued or
  guaranteed by the U.S.
  government, its agencies,
  instrumentalities or
  sponsored enterprises.

GOLDMAN SACHS SHORT DURATION           Seeks a high total return, emphasizing
TAX-FREE FUND                          current income and, to a lesser extent,
                                       providing opportunities for capital ap-
  Seeks a high level of current        preciation. The Fund invests primarily
  income, consistent with              in a portfolio of high quality fixed-
  relatively low volatility of         income securities of U.S. and foreign
  principal, that is exempt            issuers and foreign currencies.
  from regular federal income
  tax. The Fund invests             GOLDMAN SACHS HIGH YIELD FUND
  primarily in municipal
  securities.

GOLDMAN SACHS GOVERNMENT
INCOME FUND
                                       Seeks a high level of current income
                                    and secondarily, may also consider the
  Seeks a high level of current        potential for capital appreciation. The
  income, consistent with              Fund invests primarily in fixed-income
  safety of principal. The Fund        securities rated below investment
  invests primarily in                 grade.
  securities, including
  mortgage-backed securities,
  issued or guaranteed by the
  U.S. government, its
  agencies, instrumentalities
  or sponsored enterprises.

  This Prospectus provides information about Goldman Sachs Trust (the "Trust") and the Funds that a prospective investor should understand before investing. This Prospectus should be retained for future reference. A Statement of Additional Information (the "Additional Statement"), dated March 1, 1998, containing further information about the Trust and the Funds which may be of interest to investors, has been filed with the Securities and Exchange Commission ("SEC"), is incorporated herein by reference in its entirety, and may be obtained without charge from Goldman Sachs by calling the telephone number, or writing to one of the addresses, listed on the back cover of this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the Additional Statement and other information regarding the Trust.

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                                                       (continued on next page)

(cover continued)

  THE ADJUSTABLE RATE GOVERNMENT, SHORT DURATION GOVERNMENT AND GOVERNMENT INCOME FUNDS' NET ASSET VALUES AND YIELDS ARE NOT GUARANTEED BY THE U.S. GOVERNMENT OR BY ITS AGENCIES, INSTRUMENTALITIES OR SPONSORED ENTERPRISES.

  THE CORE FIXED INCOME, GLOBAL INCOME AND HIGH YIELD FUNDS MAY INVEST IN SECURITIES OF FOREIGN ISSUERS AND FOREIGN CURRENCIES THAT ENTAIL CERTAIN RISKS NOT CUSTOMARILY ASSOCIATED WITH INVESTING IN U.S. DOLLAR-DENOMINATED FIXED-INCOME SECURITIES. IN PARTICULAR, THE SECURITIES MARKETS OF EMERGING MARKET COUNTRIES ARE LESS LIQUID, ARE SUBJECT TO GREATER PRICE VOLATILITY, HAVE SMALLER MARKET CAPITALIZATIONS, HAVE LESS GOVERNMENT REGULATION AND ARE NOT SUBJECT TO AS EXTENSIVE AND FREQUENT ACCOUNTING, FINANCIAL AND OTHER REPORTING REQUIREMENTS AS THE SECURITIES MARKETS OF MORE DEVELOPED COUNTRIES.

  THE HIGH YIELD FUND INVESTS PRIMARILY IN HIGH YIELD, FIXED INCOME SECURITIES RATED BELOW INVESTMENT GRADE THAT ARE CONSIDERED SPECULATIVE AND GENERALLY INVOLVE GREATER PRICE VOLATILITY AND GREATER RISK OF LOSS OF PRINCIPAL AND INTEREST THAN INVESTMENTS IN HIGHER RATED FIXED INCOME SECURITIES.

  INVESTORS SHOULD CONSIDER THE RISKS ASSOCIATED WITH INVESTMENT IN A FUND INVESTING IN FOREIGN AND/OR HIGH YIELD SECURITIES. THE FUNDS MAY NOT BE SUITABLE FOR ALL INVESTORS. SEE "DESCRIPTION OF SECURITIES" AND "RISK FACTORS."

  Goldman Sachs Funds Management, L.P. ("GSFM"), New York, New York, an affiliate of Goldman, Sachs & Co. ("Goldman Sachs"), serves as investment adviser to the Adjustable Rate Government and Short Duration Government Funds. Goldman Sachs Asset Management ("GSAM"), New York, New York, a separate operating division of Goldman Sachs, serves as investment adviser to the Short Duration Tax-Free, Government Income, Municipal Income, Core Fixed Income and High Yield Funds. Goldman Sachs Asset Management International ("GSAMI"), London, England, an affiliate of Goldman Sachs, serves as investment adviser to the Global Income Fund. GSAM, GSFM and GSAMI are each referred to in this Prospectus as the "Investment Adviser." Goldman Sachs serves as each Fund's distributor and transfer agent.

                               TABLE OF CONTENTS

                                      PAGE
                                      ----
Fund Highlights......................   1
Fees and Expenses....................   8
Financial Highlights.................  12
Investment Objectives and Policies...  17
Description of Securities............  24
Risk Factors.........................  32
Investment Techniques................  35
Investment Restrictions..............  39
Portfolio Turnover...................  39
Management...........................  40
Reports to Shareholders..............  43
How to Invest........................  44

                                                              PAGE
                                                              ----
                         Services Available to Shareholders.   51
                         Distribution and Authorized Dealer
                          Service Plans.....................   54
                         How to Sell Shares of the Funds....   55
                         Dividends..........................   56
                         Net Asset Value....................   57
                         Performance Information............   57
                         Shares of the Trust................   58
                         Taxation...........................   59
                         Additional Information.............   61
                         Appendix...........................   62
                         Account Application

                                FUND HIGHLIGHTS

   The following is intended to highlight certain information and is qualified in its entirety by the more detailed information contained in this Prospectus.

 WHAT IS THE GOLDMAN SACHS TRUST?

   The Goldman Sachs Trust is an open-end management investment company that offers its shares in several investment funds (mutual funds). Each Fund pools the monies of investors by selling its shares to the public and investing these monies in a portfolio of securities designed to achieve that Fund's stated investment objectives.

 WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS?

   Each Fund has distinct investment objectives and policies. There can be no assurance that a Fund's objectives will be achieved. For a further description of each Fund's investment objectives and policies, see "Investment Objectives and Policies," "Description of Securities" and "Investment Techniques."

 WHO MANAGES THE FUNDS?

   Goldman Sachs Funds Management, L.P. serves as Investment Adviser to the Adjustable Rate Government and Short Duration Government Funds. Goldman Sachs Asset Management serves as Investment Adviser to the Short Duration Tax-Free, Core Fixed Income, Government Income, Municipal Income and High Yield Funds. Goldman Sachs Asset Management International serves as Investment Adviser to the Global Income Fund. As of January 26, 1998, the Investment Advisers, together with their affiliates, acted as investment adviser or distributor for assets in excess of $140 billion.

 WHO DISTRIBUTES THE FUNDS' SHARES?

   Goldman Sachs acts as distributor of each Fund's shares.

                                                            EXPECTED
                                                           APPROXIMATE
                     INVESTMENT                           INTEREST RATE
  FUND NAME          OBJECTIVES            DURATION        SENSITIVITY    INVESTMENT SECTOR      CREDIT QUALITY
ADJUSTABLE      A high level of       Target = 6-month    9-month note  At least 65% of       U.S. Government
RATE            current income,       to 1-year                         total assets in       Securities
GOVERNMENT      consistent with       U.S. Treasury                     securities issued or
FUND            low volatility        Security                          guaranteed by the
                of principal.         Maximum = 2 years                 U.S. government,
                                                                        its agencies,
                                                                        instrumentalities
                                                                        or sponsored
                                                                        enterprises
                                                                        ("U.S. Government
                                                                        Securities'')
                                                                        that are adjustable
                                                                        rate mortgage
                                                                        pass-through
                                                                        securities and
                                                                        other mortgage
                                                                        securities with
                                                                        periodic interest
                                                                        rate resets.
SHORT DURATION  A high level of       Target = 2-year     2-year bond   At least 65% of       U.S. Government
GOVERNMENT      current income,       U.S. Treasury                     total assets in       Securities
FUND            and secondarily,      Security plus                     U.S. Government
                in seeking current    or minus .5 years                 Securities
                income, may           Maximum = 3 years                 and repurchase
                also consider the                                       agreements
                potential for                                           collateralized
                capital appreciation.                                   by such securities.
SHORT DURATION  A high level of       Target = Lehman     3-year bond   At least 80% of       Minimum = BBB/Baa
TAX-FREE        current income,       Brothers                          net assets in
FUND            consistent with       3-year Municipal                  municipal securities.
                low volatility        Bond Index
                of principal,         plus or minus
                that is exempt        .5 years
                from regular          Maximum = 4 years
                federal
                income tax.
GOVERNMENT      A high level of       Target = Lehman     5-year bond   At least 65% of       U.S. Government
INCOME          current income,       Brothers Mutual                   total assets in U.S.  Securities; non-U.S.
FUND            consistent with       Fund Government/                  Government            Government
                safety of             Mortgage Index                    Securities, including Securities =
                principal.            plus or minus                     mortgage-backed       AAA/Aaa
                                      1 year                            U.S. Government
                                      Maximum =                         Securities and
                                      6 years                           repurchase
                                                                        agreements
                                                                        collateralized by
                                                                        U.S. Government
                                                                        Securities.
FUND NAME      OTHER INVESTMENTS    BENCHMARK
ADJUSTABLE      Fixed-rate          6-month and
RATE            mortgage            1-year U.S.
GOVERNMENT      pass-through        Treasury Security
FUND            securities
                and repurchase
                agreements
                collateralized by
                U.S. Government
                Securities.
SHORT DURATION  Mortgage pass-      2-year U.S.
GOVERNMENT      through             Treasury Security
FUND            securities and
                other securities
                representing an
                interest in or
                collateralized
                by mortgage loans.
SHORT DURATION  U.S. Government     Lehman Brothers
TAX-FREE        Securities          3-Year Municipal
FUND            and repurchase      Bond Index
                agreements
                collateralized
                by such securities.
GOVERNMENT      Non-government      Lehman Brothers
INCOME          mortgage pass-      Mutual Fund
FUND            through securities, Government/
                asset-backed        Mortgage Index
                securities and
                corporate
                fixed income
                securities.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                        EXPECTED
                                                      APPROXIMATE
                                                        INTEREST
                  INVESTMENT                              RATE
 FUND NAME        OBJECTIVES            DURATION      SENSITIVITY    INVESTMENT SECTOR     CREDIT QUALITY   OTHER INVESTMENTS
MUNICIPAL    A high level of       Target = Lehman    15-year bond At least 80% of       Minimum = BBB/Baa  U.S. Government
INCOME       current income        Brothers 15-year                net assets in         Average = AA/Aa    Securities and
FUND         that is exempt        Municipal Bond                  municipal securities.                    repurchase
             from regular          Index plus                                                               agreements
             federal income        or minus 1 year                                                          collateralized by
             tax, consistent       Maximum =                                                                such securities.
             with preservation     12 years
             of capital.
CORE FIXED   Total return          Target = Lehman    5-year bond  At least 65% of       Minimum = BBB/Baa  Foreign fixed-
INCOME FUND  consisting of         Brothers                        assets in fixed-      Minimum for        income,
             capital               Aggregate Bond                  income securities,    non-dollar         municipal and
             appreciation and      Index plus or                   including             securities = AA/Aa convertible
             income that           minus 1 year                    U.S. Government                          securities,
             exceeds the total     Maximum =  6 years              Securities,                              foreign currencies
             return of the                                         corporate,                               and repurchase
             Lehman Brothers                                       mortgage-backed                          agreements
             Aggregate Bond                                        and asset-backed                         collateralized
             Index.                                                securities.                              by U.S.
                                                                                                            Government
                                                                                                            Securities.
GLOBAL       A high total return,  Target = J.P.      6-year bond  Securities of U.S.    Minimum = BBB/Baa  Mortgage and asset
INCOME       emphasizing           Morgan Global                   and foreign           At least 50% =     backed securities,
FUND         current               Government                      governments and       AAA/Aaa            foreign currencies
             income, and, to       Bond Index                      corporations.                            and repurchase
             a lesser extent,      (hedged) plus                                                            agreements
             providing             or minus 2.5 years                                                       collateralized by
             opportunities         Maximum =                                                                U.S. Government
             for capital           7.5 years                                                                Securities or
             appreciation.                                                                                  certain foreign
                                                                                                            government
                                                                                                            securities.
HIGH YIELD   A high level of       Target = Lehman    6-year bond  At least 65% of       At least 65% =     Mortgage-backed
FUND         current income        Brothers High                   assets in fixed-      BB/Ba or below     and asset-backed
             and, secondarily,     Yield Bond Index                income securities                        securities, U.S.
             capital appreciation. plus or minus                   rated below                              Government
                                   2.5 years                       investment grade,                        Securities,
                                   Maximum =                       including U.S.                           investment grade
                                   7.5 years                       and non-U.S. dollar                      corporate fixed-
                                                                   corporate debt,                          income securities,
                                                                   foreign government                       structured
                                                                   securities,                              securities,
                                                                   convertible                              foreign currencies
                                                                   securities                               and repurchase
                                                                   and preferred stock.                     agreements
                                                                                                            collateralized by
                                                                                                            U.S. Government
                                                                                                            Securities.
 FUND NAME      BENCHMARK
MUNICIPAL    Lehman Brothers
INCOME       15-Year
FUND         Municipal
             Bond Index
CORE FIXED   Lehman Brothers
INCOME FUND  Aggregate Bond
             Index
GLOBAL       J.P. Morgan
INCOME       Global
FUND         Government Bond
             Index (hedged)
HIGH YIELD   Lehman Brothers
FUND         High Yield
             Bond Index

 WHAT ARE THE RISK FACTORS AND SPECIAL CHARACTERISTICS THAT I SHOULD CONSIDER BEFORE INVESTING?

   Each Fund's share price will fluctuate with market, economic and, with respect to the Core Fixed Income, Global Income and High Yield Funds, foreign exchange conditions, so that an investment in any of the Funds may be worth more or less when redeemed than when purchased. None of the Funds should be relied upon as a complete investment program. There can be no assurance that a Fund's investment objectives will be achieved. See "Risk Factors."

   Interest Rate Risk. When interest rates decline, the market value of fixed-income securities tends to increase. Conversely, when interest rates increase, the market value of fixed-income securities tends to decline. Volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument.

   Default Risk/Credit Risk. Investments in fixed-income securities are subject to the risk that the issuer could default on its obligations, and a Fund could sustain losses on such investments. A default could impact both interest and principal payments.

   Call Risk and Extension Risk. Fixed-income securities may be subject to both call risk and extension risk. Call risk (i.e., where the issuer exercises its right to pay principal on an obligation earlier than scheduled) causes cash flow to be returned earlier than expected. Call risk typically results when interest rates have declined. Under such circumstances, a Fund may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities. Extension risk (i.e., where the issuer exercises its right to pay principal on an obligation later than scheduled) causes cash flows to be returned later than expected. Extension risk typically results when interest rates have increased. Under such circumstances a Fund will suffer from the inability to invest in higher yielding securities. The investment characteristics of Mortgage-Backed Securities (including adjustable rate mortgage securities) and Asset-Backed Securities differ from those of traditional fixed-income securities because they generally have both call risk (also known as prepayment risk) and extension risk.

   Tax Risk of Municipal Securities. Because of their tax-exempt status, the yields and market values of municipal securities may be more adversely impacted by changes in tax rates and policies than taxable fixed-income securities.

   Risks of investing in non-investment grade fixed-income securities. Non-investment grade fixed-income securities (commonly referred to as "junk bonds") are subject to greater volatility and risk of loss and are less liquid than securities which are perceived to be of higher credit quality. Such securities, also referred to as high yield securities, are considered to be speculative by traditional investment standards. High yield securities are subject to increased risk of an issuer's inability to meet principal and interest payments. The High Yield Fund may invest in securities which are in default at the time of investment. The market for non-investment grade securities tends to be concentrated in a limited number of market makers, which may affect liquidity. In addition, the market price of such securities tends to reflect individual corporate developments to a greater extent than that of higher rated securities which react primarily to the general level of interest rates.

   Foreign Risks. Investments in securities of foreign issuers and currencies involve risks that are different from those associated with investments in domestic securities. The risks associated with foreign investments and currencies include changes in relative currency exchange rates, political and economic developments, the imposition of exchange controls, confiscation and other governmental restrictions. In addition, the securities markets of foreign countries are generally less liquid and subject to greater price volatility. To the extent that the Core Fixed Income, Global Income and High Yield Funds invest in emerging markets and countries, these risks may be heightened.

   Other. A Fund's use of certain investment techniques, including derivatives, forward contracts, options, futures and swap transactions, will subject the Fund to greater risk than funds that do not employ such techniques.

   Diversified and Non-Diversified Funds. Each Fund, other than the Global Income Fund, is a "diversified open-end management company" as defined under the Investment Company Act of 1940, as amended (the "Act"). The Global Income Fund is a "non-diversified open-end management company" as defined under the Act and is, therefore, subject only to certain federal tax diversification requirements (to which the other Funds are also subject), in addition to the policies adopted by the Investment Adviser. To the extent that the Fund is not diversified under the Act, it will be more susceptible to adverse developments affecting any single issuer of portfolio securities. See "Investment Restrictions."

 WHAT IS THE MINIMUM INVESTMENT?

                                                             MINIMUM
                                                   ----------------------------
                                                   INITIAL PURCHASE ADDITIONAL
    TYPE OF PURCHASE                                    AMOUNT      INVESTMENTS
    ----------------                               ---------------- -----------
    Regular Purchases.............................      $1,000          $50
    Tax-Sheltered Retirement Plans and UGMA/UTMA
     Purchases....................................      $  250          $50
    Automatic Investment Plan.....................      $   50          $50
    403(b) Plans..................................      $  200          $50

  For further information, see "How to Invest--How to Buy Shares of the Funds" on page 45.

 HOW DO I PURCHASE SHARES?

   You may purchase shares of the Funds through Goldman Sachs and certain investment dealers, including members of the National Association of Securities Dealers, Inc. (the "NASD") and certain other financial service firms that have agreements with Goldman Sachs relating to the sale of shares ("Authorized Dealers"). See "How to Invest" on page 44.

 WHAT ARE MY PURCHASE ALTERNATIVES?

   The Funds offer three classes of shares through this Prospectus (other than the Adjustable Rate Government Fund which does not currently, but may in the future, offer Class B or Class C shares). These shares may be purchased at the investor's choice, at a price equal to their next determined net asset value ("NAV") (i) plus an initial sales charge imposed at the time of purchase ("Class A shares"), (ii) with a contingent deferred sales charge imposed on redemptions within six years of purchase ("Class B shares") or (iii) without any initial or contingent deferred sales charge, as long as shares are held for one year or more ("Class C shares"). Except with respect to the Adjustable Rate Government Fund, direct purchases of $1 million ($500,000 in the case of the Short Duration Government and Short Duration Tax Free Funds) or more of Class A shares will be sold without an initial sales charge and will be subject to a contingent deferred sales charge at the time of certain redemptions.

     ADJUSTABLE RATE      MAXIMUM INITIAL                   MAXIMUM CONTINGENT
     GOVERNMENT FUND       SALES CHARGE                   DEFERRED SALES CHARGE
     ---------------      ---------------                 ---------------------
  Class
   A....                        1.5%                               N/A
      SHORT DURATION
    GOVERNMENT  FUND
      SHORT DURATION
      TAX-FREE FUND
    -----------------
  Class
   A....                        2.0%                           (See above)
  Class
   B....                        N/A                2% declining to 0% after three years
  Class
   C....                        N/A       1% if shares are redeemed within 12 months of purchase
  GOVERNMENT INCOME FUND
  MUNICIPAL INCOME FUND
  CORE FIXED INCOME FUND
    GLOBAL INCOME FUND
     HIGH YIELD FUND
  ----------------------
  Class
   A....                        4.5%                           (See above)
  Class
   B....                        N/A                 5% declining to 0% after six years
  Class
   C....                        N/A       1% if shares are redeemed within 12 months of purchase

   Over time, the deferred sales charge and distribution fees attributable to Class B or Class C shares will exceed the initial sales charge and distribution fees attributable to Class A shares. Class B shares convert to Class A shares, which are subject to lower distribution fees, eight years after initial purchase. Class C shares, which are subject to the same distribution fees as Class B shares, do not convert to Class A shares and are subject to the higher distribution fees indefinitely. See "How to Invest--Alternative Purchase Arrangements" on page 44.

 HOW DO I SELL MY SHARES?

   You may redeem shares upon request on any Business Day, as defined under "Additional Information," at the net asset value next determined after receipt of such request in proper form, subject to any applicable contingent deferred sales charge. See "How to Sell Shares of the Funds."

 HOW DO I RECEIVE DIVIDENDS AND DISTRIBUTIONS?

                                                INVESTMENT INCOME
                                                    DIVIDENDS
                                                ------------------ CAPITAL GAINS
     FUND                                       DECLARED    PAID   DISTRIBUTIONS
     ----                                       ------------------ -------------
  Adjustable Rate Government................... Daily     Monthly    Annually
  Short Duration Government.................... Daily     Monthly    Annually
  Short Duration Tax-Free...................... Daily     Monthly    Annually
  Government Income............................ Daily     Monthly    Annually
  Municipal Income............................. Daily     Monthly    Annually
  Core Fixed Income............................ Daily     Monthly    Annually
  Global Income................................ Monthly   Monthly    Annually
  High Yield................................... Daily     Monthly    Annually

   You may receive dividends in additional shares of the same class of the Fund in which you have invested or you may elect to receive dividends in cash, shares of the same class of other mutual funds sponsored by Goldman Sachs (the "Goldman Sachs Funds") or ILA Service Units of the Prime Obligations Portfolio or the Tax-Exempt Diversified Portfolio, if you hold Class A shares of a Fund, or ILA Class B or Class C Units of the Prime Obligations Portfolio, if you hold Class B or Class C shares of a Fund (the "ILA Portfolios"). For further information concerning dividends, see "Dividends."

                               FEES AND EXPENSES

                    ADJUSTABLE RATE     SHORT DURATION                SHORT DURATION                  GOVERNMENT
                      GOVERNMENT          GOVERNMENT                     TAX-FREE                       INCOME
                        FUND/5/             FUND/5/                        FUND                         FUND/5/
                    --------------- ---------------------------   ---------------------------   ---------------------------
                        CLASS A     CLASS A   CLASS B   CLASS C   CLASS A   CLASS B   CLASS C   CLASS A   CLASS B   CLASS C
                    --------------- -------   -------   -------   -------   -------   -------   -------   -------   -------
SHAREHOLDER TRANSACTION EXPENSES:
 Maximum Sales
 Charge Imposed on
 Purchases.........       1.5%/1/     2.0%/1/  none      none       2.0%/1/  none      none       4.5%/1/  none      none
 Maximum Sales
 Charge Imposed on
 Reinvested
 Dividends.........      none        none      none      none      none      none      none      none      none      none
 Maximum Deferred
 Sales Charge......      none/1/     none/1/    2.0%/2/   1.0%/3/  none/1/    2.0%/2/   1.0%/3/  none/1/   5.0%/2/   1.0%/3/
 Redemption
 Fees/4/...........      none        none      none      none      none      none      none      none      none      none
 Exchange Fees/4/..      none        none      none      none      none      none      none      none      none      none
ANNUAL FUND OPERATING EXPENSES:
 (as a percentage
 of average daily
 net assets)
 Management Fees
 (after applicable
 limitations)/6/...      0.40%       0.50%     0.50%     0.50%     0.40%     0.40%     0.40%     0.65%     0.65%     0.65%
 Distribution
 (Rule 12b-1) Fees
 (after applicable
 limitations)/7/...      0.00%       0.00%     0.60%     0.75%     0.00%     0.60%     0.75%     0.00%     0.75%     0.75%
 Other Expenses:
   Authorized
   Dealer Service
   Fees............      0.25%       0.25%     0.25%     0.25%     0.25%     0.25%     0.25%     0.25%     0.25%     0.25%
   Other Expenses
   (after
   applicable
   limitations)/8/.      0.13%       0.05%     0.05%     0.05%     0.05%     0.05%     0.05%     0.00%     0.00%     0.00%
                         ----        ----      ----      ----      ----      ----      ----      ----      ----      ----
 TOTAL FUND
 OPERATING
 EXPENSES (AFTER
 FEE AND EXPENSE
 LIMITATIONS)/9/...      0.78%       0.80%     1.40%     1.55%     0.70%     1.30%     1.45%     0.90%     1.65%     1.65%
                         ====        ====      ====      ====      ====      ====      ====      ====      ====      ====
                           MUNICIPAL                    CORE FIXED                      GLOBAL
                            INCOME                        INCOME                        INCOME
                             FUND                          FUND                          FUND
                    ----------------------------- ----------------------------- -----------------------------
                    CLASS A   CLASS B   CLASS C   CLASS A   CLASS B   CLASS C   CLASS A   CLASS B   CLASS C
                    --------- --------- --------- --------- --------- --------- --------- --------- ---------
SHAREHOLDER TRANSACTION EXPENSES:
 Maximum Sales
 Charge Imposed on
 Purchases.........   4.5%/1/  none      none      4.5%/1/   none      none      4.5%/1/   none      none
 Maximum Sales
 Charge Imposed on
 Reinvested
 Dividends.........  none      none      none      none      none      none      none      none      none
 Maximum Deferred
 Sales Charge......  none/1/   5.0%/2/   1.0%/3/   none/1/   5.0%/2/   1.0%/3/   none/1/    5.0%/2/   1.0%/3/
 Redemption
 Fees/4/...........  none      none      none      none      none      none      none      none      none
 Exchange Fees/4/..  none      none      none      none      none      none      none      none      none
ANNUAL FUND OPERATING EXPENSES:
 (as a percentage
 of average daily
 net assets)
 Management Fees
 (after applicable
 limitations)/6/...  0.55%     0.55%     0.55%     0.40%     0.40%     0.40%     0.59%     0.59%     0.59%
 Distribution
 (Rule 12b-1) Fees
 (after applicable
 limitations)/7/...  0.00%     0.75%     0.75%     0.00%     0.75%     0.75%     0.21%     0.75%     0.75%
 Other Expenses:
   Authorized
   Dealer Service
   Fees............  0.25%     0.25%     0.25%     0.25%     0.25%     0.25%     0.25%     0.25%     0.25%
   Other Expenses
   (after
   applicable
   limitations)/8/.  0.05%     0.05%     0.05%     0.05%     0.05%     0.05%     0.12%     0.12%     0.12%
                    --------- --------- --------- --------- --------- --------- --------- --------- ---------
 TOTAL FUND
 OPERATING
 EXPENSES (AFTER
 FEE AND EXPENSE
 LIMITATIONS)/9/...  0.85%     1.60%     1.60%     0.70%     1.45%     1.45%     1.17%     1.71%     1.71%
                    ========= ========= ========= ========= ========= ========= ========= ========= =========
                             HIGH
                             YIELD
                            FUND/5/
                    -----------------------------
                    CLASS A   CLASS B   CLASS C
                    --------- --------- ---------
SHAREHOLDER TRANSACTION EXPENSES:
 Maximum Sales
 Charge Imposed on
 Purchases.........   4.5%/1/   none      none
 Maximum Sales
 Charge Imposed on
 Reinvested
 Dividends.........   none      none      none
 Maximum Deferred
 Sales Charge......   none/1/    5.0%/2/   1.0%/3/
 Redemption
 Fees/4/...........   none      none      none
 Exchange Fees/4/..   none      none      none
ANNUAL FUND OPERATING EXPENSES:
 (as a percentage
 of average daily
 net assets)
 Management Fees
 (after applicable
 limitations)/6/...  0.65%     0.65%     0.65%
 Distribution
 (Rule 12b-1) Fees
 (after applicable
 limitations)/7/...  0.00%     0.75%     0.75%
 Other Expenses:
   Authorized
   Dealer Service
   Fees............  0.25%     0.25%     0.25%
   Other Expenses
   (after
   applicable
   limitations)/8/.  0.20%     0.20%     0.20%
                    --------- --------- ---------
 TOTAL FUND
 OPERATING
 EXPENSES (AFTER
 FEE AND EXPENSE
 LIMITATIONS)/9/...  1.10%     1.85%     1.85%
                    ========= ========= =========

----

/1/ As a percentage of the offering price. No sales charge is imposed on purchases of Class A shares by certain classes of investors. Except with respect to direct purchases of the Adjustable Rate Government Fund, a contingent deferred sales charge of 1.00% is imposed on certain redemptions (within 18 months of purchase) of Class A shares sold without an initial sales charge as part of an investment of $1 million ($500,000 in the case of Short Duration Government and Short Duration Tax Free Funds) or more. See "How to Invest--Offering Price."

/2/ With the exception of the Short Duration Government Fund and the Short
    Duration Tax-Free Fund, a contingent deferred sales charge is imposed upon shares redeemed within six years of purchase at a rate of 5% in the first year, declining to 1% in the sixth year, and eliminated thereafter. With respect to Short Duration Government Fund and Short Duration Tax-Free Fund, a contingent deferred sales charge is imposed on shares redeemed within three years of purchase at a rate of 2.0% in the first year, declining to 1% in the third year, and eliminated thereafter. See "How to Invest--Offering Price--Class B Shares."

/3/ A contingent deferred sales charge of 1.00% is imposed on shares redeemed within 12 months of purchase. See "How to Invest--Offering Price--Class C Shares."

/4/ A transaction fee of $7.50 may be charged for redemption proceeds paid by wire. In addition to free reinvestments of dividends and distributions in shares of other Goldman Sachs Funds or units of the ILA Portfolios and free automatic exchanges pursuant to the Automatic Exchange Program, six free exchanges are permitted in each twelve month period. A fee of $12.50 may be charged for each subsequent exchange during such period. See "How to Invest--Exchange Privilege."

/5/ Based on estimated amounts for the current fiscal year.

/6/ The Investment Advisers have voluntarily agreed that a portion of the management fee would not be imposed on the Global Income and High Yield Funds equal to .31% and .05%, respectively. Without such limitations, management fees would be .90% and .70% of each Fund's average daily net assets, respectively.

/7/ Goldman Sachs voluntarily has agreed not to impose the entire distribution fee attributable to Class A shares of each Fund, except Global Income Fund where Goldman Sachs voluntarily has agreed not to impose .04% of the distribution fee. Goldman Sachs has also voluntarily agreed not to impose .15% of the distribution fee attributable to Class B shares of the Short Duration Government and Short Duration Tax-Free Funds. Distribution fees for Class A and Class B shares would otherwise be payable at the rate of .25% and .75%, respectively, of average daily net assets.

/8/ The Investment Advisers voluntarily have agreed to reduce or limit certain other expenses (excluding management, distribution and authorized dealer service fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses (and transfer agency fees in the case of the Global Income and High Yield Funds)) to the extent such expenses exceed .05%, .05%, .00%, .05%, .05%, .06% and .14% of the average daily net assets of the Short Duration Government, Short Duration Tax-Free, Government Income, Municipal Income, Core Fixed Income, Global Income and High Yield Funds, respectively.

/9/ Without the limitations described above, "Other Expenses" and "Total
    Operating Expenses" of the Funds would have been as set forth below. The information is for the fiscal year ended October 31, 1997 with the exception of the Adjustable Rate Government Fund, Short Duration Government Fund, Government Income Fund and High Yield Fund which are estimated for the current fiscal year:

                                                                        TOTAL
                                                              OTHER   OPERATING
                                                             EXPENSES EXPENSES
                                                             -------- ---------
Adjustable Rate Government
  Class A...................................................   .13%     1.03%
Short Duration Government
  Class A...................................................   .32%     1.32%
  Class B...................................................   .32%     1.82%
  Class C...................................................   .32%     1.82%
Short Duration Tax-Free
  Class A...................................................   .83%     1.73%
  Class B...................................................   .83%     2.23%
  Class C...................................................   .83%     2.23%
Government Income
  Class A...................................................   .67%     1.82%
  Class B...................................................   .67%     2.32%
  Class C...................................................   .67%     2.32%
Municipal Income
  Class A...................................................   .57%     1.62%
  Class B...................................................   .57%     2.12%
  Class C...................................................   .57%     2.12%
Core Fixed Income
  Class A...................................................   .43%     1.33%
  Class B...................................................   .43%     1.83%
  Class C...................................................   .43%     1.83%
Global Income
  Class A...................................................   .20%     1.60%
  Class B...................................................   .20%     2.10%
  Class C...................................................   .20%     2.10%
High Yield
  Class A...................................................   .39%     1.59%
  Class B...................................................   .39%     2.09%
  Class C...................................................   .39%     2.09%

  In addition, for the year ended October 31, 1997, the Investment Adviser waived and reimbursed certain fees and expenses such that "Other Expenses" and "Total Operating Expenses" actually incurred by the Adjustable Rate Government Fund were 0.09% and 0.74%, respectively. Without such limitations, "Other Expenses" and "Total Operating Expenses" of the Fund would have been 0.12% and 1.02%, respectively.

  For the year ended October 31, 1997, the Investment Adviser voluntarily agreed that a portion of the management fee would not be imposed on the Short Duration Government and Government Income Funds equal to 0.10% and 0.40%, respectively. Without such limitations, management fees would have been 0.50% and 0.65% of each Fund's average daily net assets, respectively. In addition, the Investment Adviser reimbursed certain expenses such that "Other Expenses" actually incurred by the Short Duration Government and Government Income Funds for Class A, B and C shares were 0.05% and 0.00%, respectively and "Total Operating Expenses" were 0.70%, 1.30% and 1.45% and 0.80%, 1.25% and 1.25%, respectively. Without such limitations, "Other Expenses" would have been 0.32% and 0.67%, respectively, and "Total Operating Expenses" would have been 1.32%, 1.82% and 1.82% and 1.82%, 2.32% and 2.32%, respectively.

EXAMPLE

  You would pay the following expenses on a hypothetical $1,000 investment (including the maximum sales charge) assuming (i) a 5% annual return and (ii) redemption at the end of each time period.

    FUND                                        1 YEAR 3 YEARS 5 YEARS 10 YEARS
    ----                                        ------ ------- ------- --------
Adjustable Rate Government Fund
   Class A Shares..............................  $23     $40     $58     $110
Short Duration Government Fund
  Class A Shares...............................   28      45      64      117
  Class B Shares
   --Assuming complete redemption at end of pe-
    riod.......................................   34      54      77      146
   --Assuming no redemption....................   14      44      77      146
  Class C Shares
   --Assuming complete redemption at end of pe-
    riod.......................................   26      49      84      185
   --Assuming no redemption....................   16      49      84      185
Short Duration Tax-Free Fund
  Class A Shares...............................   27      42      58      105
  Class B Shares
   --Assuming complete redemption at end of pe-
    riod.......................................   33      51      71      136
   --Assuming no redemption....................   13      41      71      136
  Class C Shares
   --Assuming complete redemption at end of pe-
    riod.......................................   25      46      79      174
   --Assuming no redemption....................   15      46      79      174
Government Income Fund
  Class A Shares...............................   54      72      93      151
  Class B Shares
   --Assuming complete redemption at end of pe-
    riod.......................................   67      82     110      170
   --Assuming no redemption....................   17      52      90      170
  Class C Shares
   --Assuming complete redemption at end of pe-
    riod.......................................   27      52      90      195
   --Assuming no redemption....................   17      52      90      195
Municipal Income Fund
  Class A Shares...............................   53      71      90      145
  Class B Shares
   --Assuming complete redemption at end of pe-
    riod.......................................   66      80     107      165
   --Assuming no redemption....................   16      50      87      165
  Class C Shares
   --Assuming complete redemption at end of pe-
    riod.......................................   26      50      87      190
   --Assuming no redemption....................   16      50      87      190
Core Fixed Income Fund
  Class A Shares...............................   52      66      82      128
  Class B Shares
   --Assuming complete redemption at end of pe-
    riod.......................................   65      76      99      149
   --Assuming no redemption....................   15      46      79      149
  Class C Shares
   --Assuming complete redemption at end of pe-
    riod.......................................   25      46      79      174
   --Assuming no redemption....................   15      46      79      174
Global Income Fund
  Class A Shares...............................   56      80     106      181
  Class B Shares
   --Assuming complete redemption at end of pe-
    riod.......................................   67      84     113      180
   --Assuming no redemption....................   17      54      93      180
  Class C Shares
   --Assuming complete redemption at end of pe-
    riod.......................................   27      54      93      202
   --Assuming no redemption....................   17      54      93      202
High Yield Fund
  Class A Shares...............................   56      78     N/A      N/A
  Class B Shares
   --Assuming complete redemption at end of pe-
    riod.......................................   69      88     N/A      N/A
   --Assuming no redemption....................   19      58     N/A      N/A
  Class C Shares
   --Assuming complete redemption at end of pe-
    riod.......................................   29      58     N/A      N/A
   --Assuming no redemption....................   19      58     N/A      N/A

  The hypothetical example assumes that a contingent deferred sales charge will not apply to redemptions of Class A shares within the first 18 months. Class B shares convert to Class A shares eight years after purchase; therefore, Class A expenses are used in the hypothetical example after year eight.

  The Investment Advisers and Goldman Sachs have no current intention of modifying or discontinuing any of the limitations set forth above but may do so in the future at their discretion. The information with respect to the Adjustable Rate Government Fund set forth in the foregoing table and hypothetical example relates only to its Class A shares (the Fund does not currently offer Class B or Class C shares); such information with respect to the other Funds relates only to Class A, B and C shares. Each Fund also offers Institutional and Service shares. The Adjustable Rate Government, Short Duration Government, Short Duration Tax-Free and Core Fixed Income Funds, but not the other Funds, also offer Administration Shares. Institutional, Administration and Service Shares are subject to different fees and expenses (which affect performance), have different minimum investment requirements and are entitled to different services than Class A, Class B and Class C shares. Information regarding Institutional, Administration and Service Shares may be obtained from your sales representative or from Goldman Sachs by calling the number on the back cover of this Prospectus. Because of the Distribution Plans, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the NASD's rules regarding investment companies.

  In addition to the compensation itemized above, certain institutions that sell Fund shares and/or their salespersons may receive other compensation for the sale and distribution of Class A, Class B and Class C shares of the Funds or for services to their customers' accounts and/or the Funds. For additional information regarding such compensation, see "Management" and "Services Available to Shareholders" in this Prospectus and "Other Information Regarding Purchases, Redemptions, Exchanges and Dividends" in the Additional Statement.

  The purpose of the foregoing table is to assist investors in understanding the various fees and expenses of a Fund that an investor will bear directly or indirectly. The information on the fees and expenses included in the table and the hypothetical example above are based on each Fund's fees and expenses (actual or estimated) and should not be considered as representative of past or future expenses. Actual fees and expenses may be greater or less than those indicated. Moreover, while the example assumes a 5% annual return, a Fund's actual performance will vary and may result in an actual return greater or less than 5%. See "Management--Investment Advisers."

                             FINANCIAL HIGHLIGHTS

         SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  The following data have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report incorporated by reference into the Additional Statement from the Annual Report to shareholders of the Funds for the year ended October 31, 1997 (the "Annual Report"). This information should be read in conjunction with the financial statements and related notes incorporated by reference and attached to the Additional Statement. The Annual Report also contains performance information and is available upon request and without charge by calling the telephone number or writing to one of the addresses on the back cover of this Prospectus.

                            INCOME (LOSS) FROM INVESTMENT OPERATIONS(N)           DISTRIBUTIONS TO SHAREHOLDERS
                            ------------------------------------------------  ----------------------------------------
                                           NET
                                         REALIZED         NET
                                           AND         REALIZED
                                        UNREALIZED        AND
                                       GAIN (LOSS)    UNREALIZED
                                            ON        GAIN (LOSS)   TOTAL
                     NET               INVESTMENT,    ON FOREIGN    INCOME       FROM
                    ASSET     NET         OPTION       CURRENCY     (LOSS)       NET
                  VALUE AT  INVEST-        AND          RELATED      FROM      INVEST-
                  BEGINNING  MENT        FUTURES        TRANS-    INVESTMENT     MENT
                  OF PERIOD INCOME     TRANSACTIONS     ACTIONS   OPERATIONS    INCOME
-----------------------------------------------------------------------------------------------------------------------------------
                                       ADJUSTABLE RATE GOVERNMENT FUND
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1997-Institu-
tional Shares...    $9.83   $0.5914(a)   $0.0494(a)       --       $0.6408     $(0.5908)
1997-Administra-
tion Shares.....     9.83    0.5665(a)    0.0497(a)       --        0.6162      (0.5662)
1997-Service
Shares(m).......     9.84    0.3298(a)    0.0400(a)       --        0.3698      (0.3298)
1997-Class A
Shares..........     9.83    0.5662(a)    0.0500(a)       --        0.6162      (0.5662)
1996-Institu-
tional Shares...     9.77    0.5759(a)    0.0772(a)       --        0.6531      (0.5725)
1996-Administra-
tion Shares.....     9.77    0.5489(a)    0.0797(a)       --        0.6286      (0.5489)
1996-Class A
Shares..........     9.77    0.5481(a)    0.0806(a)       --        0.6287      (0.5489)
1995-Institu-
tional Shares...     9.74    0.5630(a)    0.0717(a)       --        0.6347      (0.5759)
1995-Administra-
tion Shares.....     9.74    0.5366(a)    0.0737(a)       --        0.6103      (0.5528)
1995-Class A
Shares(c).......     9.79    0.2721(a)   (0.0090)(a)      --        0.2631      (0.2697)
1994-Institu-
tional Shares...    10.00    0.4341(a)   (0.2455)(a)      --        0.1886      (0.4486)
1994-Administra-
tion Shares.....    10.00    0.4211(a)   (0.2572)(a)      --        0.1639      (0.4239)
1993-Institu-
tional Shares...    10.04    0.4397      (0.0376)(d)      --        0.4021      (0.4397)
1993-Administra-
tion Shares(e)..    10.02    0.2146      (0.0173)(d)      --        0.1973      (0.2146)
1992-Institu-
tional Shares...    10.03    0.5599      (0.0029)(d)      --        0.5570      (0.5470)
FOR THE PERIOD JULY 17, 1991(G) THROUGH OCTOBER 31,
---------------------------------------------------
1991-Institu-
tional Shares...    10.00    0.1531       0.0322(d)       --        0.1853      (0.1553)




                         DISTRIBUTIONS TO SHAREHOLDERS
                  --------------------------------------------------------
                                         IN EXCESS                                                                   RATIO OF
                    FROM NET               OF NET                                                                      NET
                    REALIZED              REALIZED                                                                   INVEST-
                    GAIN ON      IN       GAIN ON                             NET                                      MENT
                  INVESTMENT,  EXCESS   INVESTMENT,                         INCREASE    NET                RATIO OF   INCOME
                     OPTION    OF NET      OPTION     FROM       TOTAL     (DECREASE)  ASSET                 NET        TO
                      AND      INVEST-      AND       PAID   DISTRIBUTIONS   IN NET   VALUE AT             EXPENSES  AVERAGE
                    FUTURES     MENT      FUTURES      IN         TO         ASSET     END OF    TOTAL    TO AVERAGE   NET
                  TRANSACTIONS INCOME   TRANSACTIONS CAPITAL SHAREHOLDERS    VALUE     PERIOD  RETURN(K)  NET ASSETS  ASSETS
------------------------------------------------------------------------------------------------------------------------------
                                       ADJUSTABLE RATE GOVERNMENT FUND
------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1997-Institu-
tional Shares...       --        --          --         --     $(0.5908)    $0.0500    $9.88     6.70%       0.49%    5.99%
1997-Administra-
tion Shares.....       --        --          --         --      (0.5662)     0.0500     9.88     6.43        0.74      5.73
1997-Service
Shares(m).......       --        --          --         --      (0.3298)     0.0400     9.88     3.81(f)     1.05(b)   5.64(b)
1997-Class A
Shares..........       --        --          --         --      (0.5662)     0.0500     9.88     6.43        0.74      5.60
1996-Institu-
tional Shares...       --      (0.0206)      --        --       (0.5931)     0.0600     9.83     6.86        0.45      5.85
1996-Administra-
tion Shares.....       --      (0.0198)      --        --       (0.5687)     0.0600     9.83     6.60        0.70      5.59
1996-Class A
Shares..........       --      (0.0198)      --        --       (0.5687)     0.0600     9.83     6.60        0.70      5.59
1995-Institu-
tional Shares...       --      (0.0287)      --        --       (0.6046)     0.0301     9.77     6.75        0.46      5.77
1995-Administra-
tion Shares.....       --      (0.0275)      --        --       (0.5803)     0.0300     9.77     6.48        0.71      5.50
1995-Class A
Shares(c).......       --      (0.0134)      --        --       (0.2831)    (0.0200)    9.77     2.74(f)     0.69(b)   5.87(b)
1994-Institu-
tional Shares...       --        --          --        --       (0.4486)    (0.2600)    9.74     1.88        0.46      4.38
1994-Administra-
tion Shares.....       --        --          --        --       (0.4239)    (0.2600)    9.74     1.63        0.71      4.27
1993-Institu-
tional Shares...       --      (0.0024)      --        --       (0.4421)    (0.0400)   10.00     4.13        0.45      4.36
1993-Administra-
tion Shares(e)..       --      (0.0027)      --        --       (0.2173)    (0.0200)   10.00     2.01(f)     0.70(b)   3.81(b)
1992-Institu-
tional Shares...       --        --          --        --       (0.5470)     0.0100    10.04     6.12        0.42      5.61
FOR THE PERIOD JULY 17, 1991(G) THROUGH OCTOBER 31,
---------------------------------------------------
1991-Institu-
tional Shares...       --        --          --        --       (0.1553)     0.0300    10.03     2.14(f)     0.20(b)   7.31(b)
                                              RATIOS ASSUMING
                                               NO VOLUNTARY
                                             WAIVER OF FEES OR
                                                  EXPENSE
                                                LIMITATIONS
                                           ---------------------

                                                       RATIO OF
                                                         NET
                                    NET                INVEST-
                                  ASSETS                 MENT
                                  AT END    RATIO OF    INCOME
                     PORTFOLIO      OF      EXPENSES      TO
                     TURNOVER     PERIOD   TO AVERAGE  AVERAGE
                      RATE(D)    (IN 000S) NET ASSETS NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
                                       ADJUSTABLE RATE GOVERNMENT FUND
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1997-Institu-
tional Shares...           46.58%    $ 463,511    0.52%      5.96%
1997-Administra-
tion Shares.....           46.58         2,793    0.77       5.70
1997-Service
Shares(m).......           46.58(f)        346    1.08(b)    5.61(b)
1997-Class A
Shares..........           46.58        43,393    1.02       5.32
1996-Institu-
tional Shares...           52.36       613,149    0.51       5.79
1996-Administra-
tion Shares.....           52.36         3,792    0.76       5.53
1996-Class A
Shares..........           52.36        10,728    1.01       5.28
1995-Institu-
tional Shares...           24.12       657,358    0.53       5.70
1995-Administra-
tion Shares.....           24.12         3,572    0.78       5.43
1995-Class A
Shares(c).......           24.12(f)     15,203    1.01(b)    5.55(b)
1994-Institu-
tional Shares...           37.81       942,523    0.49       4.35
1994-Administra-
tion Shares.....           37.81         6,960    0.74       4.24
1993-Institu-
tional Shares...          103.74     2,760,871    0.48       4.33
1993-Administra-
tion Shares(e)..          103.74(f)      5,326    0.73(b)    3.78(b)
1992-Institu-
tional Shares...          286.40     2,145,064    0.55       5.48
FOR THE PERIOD JULY 17, 1991(G) THROUGH OCTOBER 31,
---------------------------------------------------
1991-Institu-
tional Shares...          145.67(f)    239,642    1.02(b)    6.49(b)



                                INCOME (LOSS) FROM INVESTMENT OPERATIONS(N)                DISTRIBUTIONS TO SHAREHOLDERS
                              --------------------------------------------------- -----------------------------------------------
                                           NET REALIZED
                                               AND        NET REALIZED
                                            UNREALIZED        AND
                                           GAIN (LOSS)     UNREALIZED    TOTAL
                                                ON        GAIN (LOSS)    INCOME
                    NET ASSET              INVESTMENT,     ON FOREIGN    (LOSS)
                    VALUE AT     NET        OPTION AND      CURRENCY      FROM     FROM NET
                    BEGINNING INVESTMENT     FUTURES        RELATED    INVESTMENT INVESTMENT
                    OF PERIOD   INCOME     TRANSACTIONS   TRANSACTIONS OPERATIONS   INCOME
                    --------- ----------   ------------   ------------ ---------- ----------
                                            SHORT DURATION GOVERNMENT FUND
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1997-Institu-
 tional Shares..     $ 9.83    $0.6412(a)    $0.0300(a)          --     $0.6712    $(0.6412)
1997-Administra-
 tion Shares....       9.85     0.6183(a)     0.0400(a)          --      0.6583     (0.6183)
1997-Service
 Shares.........       9.82     0.5904(a)     0.0401(a)          --      0.6305     (0.5904)
1997-Class A
 Shares(o)......       9.78     0.3121(a)     0.0883(a)          --      0.4004     (0.3004)
1997-Class B
 Shares(o)......       9.75     0.2787(a)     0.1011(a)          --      0.3798     (0.2698)
1997-Class C
 Shares (p).....       9.83     0.1185(a)     0.0225(a)          --      0.1410     (0.1110)
1996-Institutional
 Shares ........       9.82     0.6290(a)     0.0136 (a)         --      0.6426     (0.6326)
1996-Administra-
 tion
 Shares(h)......       9.86     0.3837(a)     0.0003 (a)         --      0.3840     (0.3940)
1996-Service
 Shares(i)......       9.72     0.3134(a)     0.1018 (a)         --      0.4152     (0.3152)
1995-Institu-
 tional Shares..       9.64     0.6652(a)     0.1666 (a)         --      0.8318     (0.6518)
1995-Administra-
 tion Shares....       9.64     0.2384(a)    (0.0433)(a)         --      0.1951     (0.2051)
1994-Institu-
 tional Shares..      10.14     0.5628(a)    (0.4592)(a)         --      0.1036     (0.5598)
1994-Administra-
 tion Shares....      10.14     0.5329(a)    (0.4539)(d)         --      0.0790     (0.5352)
1993-Institu-
 tional Shares..      10.16     0.5627       (0.0135)(d)         --      0.5492     (0.5627)
1993-Administra-
 tion
 Shares(e)......      10.23     0.2725       (0.0900)(d)         --      0.1825     (0.2725)
1992-Institu-
 tional Shares..      10.22     0.6703       (0.0600)(d)         --      0.6103     (0.6703)
1991-Institu-
 tional Shares..      10.00     0.8020        0.2200 (d)         --      1.0220     (0.8020)
1990-Institu-
 tional Shares..      10.07     0.8300       (0.0700)(d)         --      0.7600     (0.8300)
1989-Institu-
 tional Shares..      10.10     0.8800           --              --      0.8800     (0.8800)
FOR THE PERIOD AUGUST 15, 1988(G) THROUGH OCTOBER 31,
-----------------------------------------------------
1988-Institu-
 tional Shares..      10.00     0.1800        0.1000 (d)         --      0.2800     (0.1800)



                             DISTRIBUTIONS TO SHAREHOLDERS
                    -----------------------------------------------------------
                      FROM NET              IN EXCESS OF
                      REALIZED              NET REALIZED                           NET
                      GAIN ON                 GAIN ON                            INCREASE                         RATIO OF
                    INVESTMENT,  IN EXCESS  INVESTMENT,    FROM       TOTAL     (DECREASE) NET ASSET                NET
                     OPTION AND    OF NET    OPTION AND    PAID   DISTRIBUTIONS   IN NET   VALUE AT               EXPENSES
                      FUTURES    INVESTMENT   FUTURES       IN         TO         ASSET     END OF      TOTAL    TO AVERAGE
                    TRANSACTIONS   INCOME   TRANSACTIONS CAPITAL  SHAREHOLDERS    VALUE     PERIOD    RETURN(K)  NET ASSETS
                    ------------ ---------- ------------ -------- ------------- ---------- ---------- ---------- ----------
                                            SHORT DURATION GOVERNMENT FUND
----------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1997-Institu-
 tional Shares..           --          --          --         --    $(0.6412)    $0.0300     $9.86       7.07%      0.45%
1997-Administra-
 tion Shares....           --          --          --         --     (0.6183)     0.0400      9.89       6.91       0.70
1997-Service
 Shares.........           --          --          --         --     (0.5904)     0.0401      9.86       6.63       0.95
1997-Class A
 Shares(o)......           --          --          --         --     (0.3004)     0.1000      9.88       4.14(f)    0.70(b)
1997-Class B
 Shares(o)......           --          --          --         --     (0.2698)     0.1100      9.86       3.94(f)    1.30(b)
1997-Class C
 Shares (p).....           --          --          --         --     (0.1110)     0.0300      9.86       1.44(f)    1.45(b)
1996-Institutional
 Shares ........           --          --          --         --     (0.6326)     0.0100      9.83       6.75       0.45
1996-Administra-
 tion
 Shares(h)......           --          --          --         --     (0.3940)    (0.0100)     9.85       4.00(f)    0.70(b)
1996-Service
 Shares(i)......           --          --          --         --     (0.3152)     0.1000      9.82       4.35(f)    0.95(b)
1995-Institu-
 tional Shares..           --          --          --         --     (0.6518)     0.1800      9.82       8.97       0.45
1995-Administra-
 tion Shares....           --          --          --         --     (0.2051)    (0.0100)     9.63(h)    2.10       0.70(b)
1994-Institu-
 tional Shares..      (0.0438)         --          --         --     (0.6036)    (0.5000)     9.64       0.99       0.45
1994-Administra-
 tion Shares....      (0.0438)         --          --         --     (0.5790)    (0.5000)     9.64       0.73       0.70
1993-Institu-
 tional Shares..           --     (0.0065)         --         --     (0.5692)    (0.0200)    10.14       5.55       0.45
1993-Administra-
 tion
 Shares(e)......           --          --          --         --     (0.2725)    (0.0900)    10.14       1.74(f)    0.70(b)
1992-Institu-
 tional Shares..           --          --          --         --     (0.6703)    (0.0600)    10.16       6.24       0.45
1991-Institu-
 tional Shares..           --          --          --         --     (0.8020)     0.2200     10.22      10.93       0.45
1990-Institu-
 tional Shares..           --          --          --         --     (0.8300)    (0.0700)    10.00       8.23       0.45
1989-Institu-
 tional Shares..           --          --          --    (0.0300)    (0.9100)    (0.0300)    10.07       9.08       0.46
FOR THE PERIOD AUGUST 15, 1988(G) THROUGH OCTOBER 31,
-----------------------------------------------------
1988-Institu-
 tional Shares..           --          --          --         --    (0.1800)      0.1000     10.10       3.30(f)    0.55(b)
                                                          RATIOS ASSUMING
                                                        NO VOLUNTARY WAIVER
                                                            OF FEES OR
                                                        EXPENSE LIMITATIONS
                                                       ---------------------

                      RATIO OF                 NET                 RATIO OF
                        NET                   ASSETS                 NET
                     INVESTMENT               AT END    RATIO OF  INVESTMENT
                       INCOME   PORTFOLIO       OF      EXPENSES    INCOME
                     TO AVERAGE TURNOVER      PERIOD   TO AVERAGE TO AVERAGE
                     NET ASSETS  RATE(D)    (IN 000'S) NET ASSETS NET ASSETS
                     ---------- ----------- ---------- ---------- ----------
                                            SHORT DURATION GOVERNMENT FUND
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1997-Institu-
 tional Shares..        6.43%    102.58%     $103,729     0.82%      6.06%
1997-Administra-
 tion Shares....        6.19     102.58         1,060     1.07       5.82
1997-Service
 Shares.........        5.92     102.58         3,337     1.32       5.55
1997-Class A
 Shares(o)......        6.05(b)  102.58(f)      9,491     1.32(b)    5.43(b)
1997-Class B
 Shares(o)......        5.52(b)  102.58(f)        747     1.82(b)    5.00(b)
1997-Class C
 Shares (p).....        5.52(b)  102.58(f)        190     1.82(b)    5.15(b)
1996-Institutional
 Shares ........        6.44     115.45        99,944     0.71       6.18
1996-Administra-
 tion
 Shares(h)......        5.97(b)  115.45           252     0.96(b)    5.71(b)
1996-Service
 Shares(i)......        6.05(b)  115.45         1,822     1.21(b)    5.79(b)
1995-Institu-
 tional Shares..        6.87     292.56       103,760     0.72       6.60
1995-Administra-
 tion Shares....        7.91(b)  292.56           --      0.90(b)    7.71(b)
1994-Institu-
 tional Shares..        5.69     289.79       193,095     0.59       5.55
1994-Administra-
 tion Shares....        5.38     289.79           730     0.84       5.24
1993-Institu-
 tional Shares..        5.46     411.66       359,708     0.64       5.31
1993-Administra-
 tion
 Shares(e)......        4.84(b)  411.66        16,490     0.80(b)    4.74(b)
1992-Institu-
 tional Shares..        6.60     216.07       277,927     0.69       6.36
1991-Institu-
 tional Shares..        8.25     155.44       158,848     0.79       7.91
1990-Institu-
 tional Shares..        8.62     173.21        68,995     0.95       8.12
1989-Institu-
 tional Shares..        8.71     137.37        31,015     1.39       7.78
FOR THE PERIOD AUGUST 15, 1988(G) THROUGH OCTOBER 31,
-----------------------------------------------------
1988-Institu-
 tional Shares..        8.55(b)  167.00(f)     39,052     1.42(b)    7.68(b)



                              INCOME (LOSS) FROM INVESTMENT OPERATIONS(N)
                            ---------------------------------------------------
                                         NET REALIZED
                                             AND        NET REALIZED
                                          UNREALIZED        AND
                                         GAIN (LOSS)     UNREALIZED    TOTAL
                                              ON        GAIN (LOSS)    INCOME
                  NET ASSET              INVESTMENT,     ON FOREIGN    (LOSS)
                  VALUE AT     NET        OPTION AND      CURRENCY      FROM
                  BEGINNING INVESTMENT     FUTURES        RELATED    INVESTMENT
                  OF PERIOD   INCOME     TRANSACTIONS   TRANSACTIONS OPERATIONS
                  --------- ----------   ------------   ------------ ----------
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1997-Institu-
tional Shares...   $ 9.96    $0.4181(a)    $ 0.1091(a)      --        $ 0.5272
1997-Administra-
tion Shares.....     9.96     0.3924(a)      0.1100(a)      --          0.5024
1997-Service
Shares..........     9.97     0.3675(a)      0.1000(a)      --          0.4675
1997-Class A
Shares(o).......     9.94     0.1950(a)      0.1400(a)      --          0.3350
1997-Class B
Shares(o).......     9.94     0.1663(a)      0.1368(a)      --          0.3031
1997-Class C
Shares(p).......    10.04     0.0670(a)      0.0300(a)      --          0.0970
1996-Institu-
tional Shares...     9.94     0.4192(a)      0.0200(a)      --          0.4392
1996-Administra-
tion Shares.....     9.94     0.3944(a)      0.0200(a)      --          0.4144
1996-Service
Shares..........     9.95     0.3697(a)      0.0200(a)      --          0.3897
1995-Institu-
tional Shares...     9.79     0.4235(a)      0.1500(a)      --          0.5735
1995-Administra-
tion Shares.....     9.79     0.3989(a)      0.1500(a)      --          0.5489
1995-Service
Shares..........     9.79     0.3744(a)      0.1600(a)      --          0.5344
1994-Institu-
tional Shares...    10.23     0.3787(a)     (0.3575)(a)     --          0.0212
1994-Administra-
tion Shares.....    10.23     0.3537(a)     (0.3575)(a)     --         (0.0038)
1994-Service
Shares(j).......     9.86     0.0475(a)     (0.0700)(a)     --         (0.0225)
1993-Institu-
tional Shares...     9.93     0.3834         0.3000(d)      --          0.6834
1993-Administra-
tion Shares(j)..    10.16     0.1555         0.0720(d)      --          0.2275
FOR THE PERIOD OCTOBER 1, 1992(G) THROUGH OCTOBER 31,
-----------------------------------------------------
1992-Institu-
tional Shares...    10.00     0.0341        (0.0700)(d)     --         (0.0359)
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1997-Class A
Shares..........   $14.36    $  0.91       $   0.29          --       $   1.20
1997-Class B
Shares..........    14.37       0.80           0.30          --           1.10
1997-Class C
Shares(p).......    14.38       0.17           0.22          --           0.39
1997-
Institutional
Shares(p).......    14.37       0.20           0.22          --           0.42
1997-Service
Shares(p).......    14.37       0.20           0.21          --           0.41
1996-Class A
shares..........    14.47       0.92          (0.11)         --           0.81
1996-Class B
shares(q).......    14.11       0.41           0.26          --           0.67
1995-Class A
shares..........    13.47       0.94           1.00          --           1.94
1994-Class A
shares..........    14.90       0.85          (1.28)         --          (0.43)
FOR THE PERIOD FEBRUARY 10, 1993(G) THROUGH OCTOBER 31,
-------------------------------------------------------
1993-Class A
shares..........    14.32       0.56           0.58          --           1.14
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1997-Class A
Shares..........   $14.37      $0.67          $0.62         --           $1.29
1997-Class B
Shares..........    14.37       0.56           0.63         --            1.19
1997-Class C
Shares(p).......    14.85       0.12           0.14         --            0.26
1997-
Institutional
Shares(p).......    14.84       0.15           0.16         --            0.31
1997-Service
Shares(p).......    14.84       0.14           0.15         --            0.29
1996-Class A
shares..........    14.17       0.65           0.20         --            0.85
1996-Class B
shares(q).......    14.03       0.27           0.34         --            0.61
1995-Class A
shares..........    13.08       0.67           1.09         --            1.76
1994-Class A
shares..........    14.64       0.73          (1.51)        --           (0.78)
FOR THE PERIOD JULY 20, 1993(G) THROUGH OCTOBER 31,
---------------------------------------------------
1993-Class A
shares..........    14.32       0.22           0.32         --            0.54



                                      DISTRIBUTIONS TO SHAREHOLDERS
                  ---------------------------------------------------------------------
                               FROM NET              IN EXCESS OF
                               REALIZED              NET REALIZED                          NET
                               GAIN ON                 GAIN ON                           INCREASE                         RATIO OF
                             INVESTMENT,  IN EXCESS  INVESTMENT,   FROM       TOTAL     (DECREASE) NET ASSET                NET
                   FROM NET   OPTION AND    OF NET    OPTION AND   PAID   DISTRIBUTIONS   IN NET   VALUE AT               EXPENSES
                  INVESTMENT   FUTURES    INVESTMENT   FUTURES      IN         TO         ASSET     END OF     TOTAL     TO AVERAGE
                    INCOME   TRANSACTIONS   INCOME   TRANSACTIONS CAPITAL SHAREHOLDERS    VALUE     PERIOD   RETURN(K)   NET ASSETS
                  ---------- ------------ ---------- ------------ ------- ------------- ---------- --------- ----------- ----------
                                                           SHORT DURATION TAX-FREE FUND
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1997-Institu-
tional Shares...   $(0.4172)       --         --          --        --      $(0.4172)    $ 0.1100   $10.07      5.40%       0.45%
1997-Administra-
tion Shares.....    (0.3924)       --         --          --        --       (0.3924)      0.1100    10.07      5.14        0.70
1997-Service
Shares..........    (0.3675)       --         --          --        --       (0.3675)      0.1000    10.07      4.77        0.95
1997-Class A
Shares(o).......    (0.1950)       --         --          --        --       (0.1950)      0.1400    10.08      3.39(f)     0.70(b)
1997-Class B
Shares(o).......    (0.1631)       --         --          --        --       (0.1631)      0.1400    10.08      3.07(f)     1.30(b)
1997-Class C
Shares(p).......    (0.0670)       --         --          --        --       (0.0670)      0.0300    10.07      0.97(f)     1.45(b)
1996-Institu-
tional Shares...    (0.4192)       --         --          --        --       (0.4192)      0.0300     9.96      4.50        0.45
1996-Administra-
tion Shares.....    (0.3944)       --         --          --        --       (0.3944)      0.0300     9.96      4.24        0.70
1996-Service
Shares..........    (0.3697)       --         --          --        --       (0.3697)      0.0200     9.97      3.98        0.95
1995-Institu-
tional Shares...    (0.4235)       --         --          --        --       (0.4235)      0.1500     9.94      5.98        0.45
1995-Administra-
tion Shares.....    (0.3989)       --         --          --        --       (0.3989)      0.1500     9.94      5.76        0.70
1995-Service
Shares..........    (0.3744)       --         --          --        --       (0.3744)      0.1600     9.95      5.59        0.95
1994-Institu-
tional Shares...    (0.3787)   (0.0825)       --          --        --       (0.4612)     (0.4400)    9.79      0.17        0.45
1994-Administra-
tion Shares.....    (0.3537)   (0.0825)       --          --        --       (0.4362)     (0.4400)    9.79     (0.11)       0.70
1994-Service
Shares(j).......    (0.0475)       --         --          --        --       (0.0475)     (0.0700)    9.79     (0.32)(f)    0.95(b)
1993-Institu-
tional Shares...    (0.3834)       --         --          --        --       (0.3834)      0.3000    10.23      7.03        0.41
1993-Administra-
tion Shares(j)..    (0.1555)       --         --          --        --       (0.1555)      0.0720    10.23      2.28(f)     0.70(b)
FOR THE PERIOD OCTOBER 1, 1992(G) THROUGH OCTOBER 31,
-----------------------------------------------------
1992-Institu-
tional Shares...    (0.0341)       --         --          --        --       (0.0341)     (0.0700)    9.93     (0.34)(f)    0.05(b)
                                         GOVERNMENT INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1997-Class A
Shares..........   $  (0.90)   $ (0.07)        --          --        --     $  (0.97)    $   0.23   $14.59      8.72%       0.50%
1997-Class B
Shares..........      (0.79)     (0.07)        --          --        --        (0.86)        0.24    14.61      7.96        1.25
1997-Class C
Shares(p).......      (0.17)        --         --          --        --        (0.17)        0.22    14.60      2.72(f)     1.25(b)
1997-
Institutional
Shares(p).......      (0.20)        --         --          --        --        (0.20)        0.22    14.59      2.94(f)     0.25(b)
1997-Service
Shares(p).......      (0.19)        --         --          --        --        (0.19)        0.22    14.59      2.85(f)     0.75(b)
1996-Class A
shares..........      (0.92)        --         --          --        --        (0.92)       (0.11)   14.36      5.80        0.50
1996-Class B
shares(q).......      (0.41)        --         --          --        --        (0.41)        0.26    14.37      4.85(f)     1.25(b)
1995-Class A
shares..........      (0.94)        --         --          --        --        (0.94)        1.00    14.47     14.90        0.47
1994-Class A
shares..........      (0.85)     (0.12)     (0.02)      (0.01)       --        (1.00)       (1.43)   13.47     (2.98)       0.11
FOR THE PERIOD FEBRUARY 10, 1993(G) THROUGH OCTOBER 31,
-------------------------------------------------------
1993-Class A
shares..........      (0.56)        --         --          --        --        (0.56)        0.58    14.90      8.03(f)     0.00(b)
                                          MUNICIPAL INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1997-Class A
Shares..........   $  (0.67)       --         --          --        --        $(0.67)       $0.62   $14.99      9.23%       0.85%
1997-Class B
Shares..........      (0.56)       --         --          --        --         (0.56)        0.63    15.00      8.48        1.60
1997-Class C
Shares(p).......      (0.12)       --         --          --        --         (0.12)        0.14    14.99      1.75(f)     1.60(b)
1997-
Institutional
Shares(p).......      (0.15)       --         --          --        --         (0.15)        0.16    15.00      2.10(f)     0.60(b)
1997-Service
Shares(p).......      (0.14)       --         --          --        --         (0.14)        0.15    14.99      1.93(f)     1.10(b)
1996-Class A
shares..........      (0.65)       --         --          --        --         (0.65)        0.20    14.37      6.13        0.85
1996-Class B
shares(q).......      (0.27)       --         --          --        --         (0.27)        0.34    14.37      4.40(f)     1.60(b)
1995-Class A
shares..........      (0.67)       --         --          --        --         (0.67)        1.09    14.17     13.79        0.76
1994-Class A
shares..........      (0.73)     (0.05)       --          --        --         (0.78)       (1.56)   13.08     (5.51)       0.45
FOR THE PERIOD JULY 20, 1993(G) THROUGH OCTOBER 31,
---------------------------------------------------
1993-Class A
shares..........      (0.22)       --         --          --        --         (0.22)        0.32    14.64      3.73(f)     0.00(b)
                                                        RATIOS ASSUMING
                                                      NO VOLUNTARY WAIVER
                                                          OF FEES OR
                                                      EXPENSE LIMITATIONS
                                                     ---------------------

                    RATIO OF                 NET                 RATIO OF
                      NET                   ASSETS                 NET
                   INVESTMENT               AT END    RATIO OF  INVESTMENT
                     INCOME   PORTFOLIO       OF      EXPENSES    INCOME
                   TO AVERAGE TURNOVER      PERIOD   TO AVERAGE TO AVERAGE
                   NET ASSETS  RATE(D)    (IN 000'S) NET ASSETS NET ASSETS
                   ---------- ----------- ---------- ---------- ----------
                                                           SHORT DURATION TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1997-Institu-
tional Shares...      4.18%    194.75%     $ 28,821     1.23%      3.40%
1997-Administra-
tion Shares.....      3.91     194.75            77     1.48       3.13
1997-Service
Shares..........      3.66     194.75         2,051     1.73       2.88
1997-Class A
Shares(o).......      3.81(b)  194.75(f)      4,023     1.73(b)    2.78(b)
1997-Class B
Shares(o).......      3.31(b)  194.75(f)        106     2.23(b)    2.38(b)
1997-Class C
Shares(p).......      2.60(b)  194.75(f)          2     2.23(b)    1.82(b)
1996-Institu-
tional Shares...      4.21     231.65        34,814     1.01       3.65
1996-Administra-
tion Shares.....      3.96     231.65            48     1.26       3.40
1996-Service
Shares..........      3.74     231.65           695     1.51       3.18
1995-Institu-
tional Shares...      4.31     259.52        58,389     0.77       3.99
1995-Administra-
tion Shares.....      4.14     259.52            46     1.02       3.82
1995-Service
Shares..........      3.87     259.52           454     1.27       3.55
1994-Institu-
tional Shares...      3.74     354.00        83,704     0.61       3.58
1994-Administra-
tion Shares.....      3.51     354.00         3,866     0.86       3.35
1994-Service
Shares(j).......      4.30(b)  354.00           440     1.11(b)    4.14(b)
1993-Institu-
tional Shares...      3.70     404.60       115,803     1.06       3.05
1993-Administra-
tion Shares(j)..      3.32(b)  404.60           911     1.07(b)    2.95(b)
FOR THE PERIOD OCTOBER 1, 1992(G) THROUGH OCTOBER 31,
-----------------------------------------------------
1992-Institu-
tional Shares...      4.58(b)   31.19(f)     14,601     2.68(b)    1.95(b)
                                         GOVERNMENT INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1997-Class A
Shares..........      6.38%    395.75%     $ 68,859     1.82%      5.06%
1997-Class B
Shares..........      5.59     395.75         8,041     2.32       4.52
1997-Class C
Shares(p).......      5.45(b)  395.75(f)      1,196     2.32(b)    4.38(b)
1997-
Institutional
Shares(p).......      7.03(b)  395.75(f)      1,894     1.32(b)    5.96(b)
1997-Service
Shares(p).......      6.49(b)  395.75(f)          2     1.82(b)    5.42(b)
1996-Class A
shares..........      6.42     485.09        30,603     1.89       5.03
1996-Class B
shares(q).......      5.65(b)  485.09           234     2.39(b)    4.51(b)
1995-Class A
shares..........      6.67     449.53        29,503     2.34       4.80
1994-Class A
shares..........      6.06     654.90        14,452     2.86       3.31
FOR THE PERIOD FEBRUARY 10, 1993(G) THROUGH OCTOBER 31,
-------------------------------------------------------
1993-Class A
shares..........      4.87(b)  725.41(f)     12,860     4.00(b)    0.87(b)
                                          MUNICIPAL INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1997-Class A
Shares..........      4.60%    153.12%      $64,553     1.62%      3.83%
1997-Class B
Shares..........      3.74     153.12         1,750     2.12       3.22
1997-Class C
Shares(p).......      3.24(b)  153.12(f)        130     2.12(b)    2.72(b)
1997-
Institutional
Shares(p).......      4.41(b)  153.12(f)        351     1.12(b)    3.89(b)
1997-Service
Shares(p).......      4.24(b)  153.12(f)          2     1.62(b)    3.72(b)
1996-Class A
shares..........      4.58     344.13        52,267     1.55       3.88
1996-Class B
shares(q).......      3.55(b)  344.13(f)        255     2.05(b)    3.10(b)
1995-Class A
shares..........      4.93     335.55        53,797     1.49       4.20
1994-Class A
shares..........      5.28     357.54        47,373     1.55       4.18
FOR THE PERIOD JULY 20, 1993(G) THROUGH OCTOBER 31,
---------------------------------------------------
1993-Class A
shares..........      5.15(b)   99.99(f)     30,166     2.42(b)    2.73(b)



                             INCOME (LOSS) FROM INVESTMENT OPERATIONS(N)     DISTRIBUTIONS TO SHAREHOLDERS
                           ----------------------------------------------- ---------------------------------
                                      NET REALIZED
                                          AND      NET REALIZED
                                       UNREALIZED      AND
                                      GAIN (LOSS)   UNREALIZED    TOTAL
                                           ON      GAIN (LOSS)    INCOME
                 NET ASSET            INVESTMENT,   ON FOREIGN    (LOSS)
                 VALUE AT     NET      OPTION AND    CURRENCY      FROM     FROM NET
                 BEGINNING INVESTMENT   FUTURES      RELATED    INVESTMENT INVESTMENT
                 OF PERIOD   INCOME   TRANSACTIONS TRANSACTIONS OPERATIONS   INCOME
                 --------- ---------- ------------ ------------ ---------- ----------
                                         CORE FIXED INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1997-
Institutional
Shares..........  $ 9.85    $0.6431     $0.2282      $(0.0005)   $ 0.8708   $(0.6408)
1997-
Administration
Shares..........    9.84     0.6182      0.2380       (0.0005)     0.8557    (0.6157)
1997-Service
Shares..........    9.86     0.5937      0.2287       (0.0005)     0.8219    (0.5919)
1997-Class A
Shares(o).......    9.70     0.3059      0.3596       (0.0008)     0.6647    (0.3048)
1997-Class B
Shares(o).......    9.72     0.2686      0.3695       (0.0008)     0.6373    (0.2673)
1997-Class C
Shares(p).......    9.93     0.1118      0.1591       (0.0003)     0.2706    (0.1107)
1996-
Institutional
Shares..........   10.00     0.6448     (0.0704)          --       0.5744    (0.6438)
1996-
Administrative
Shares(/1/).....    9.91     0.4083     (0.0703)          --       0.3380    (0.4080)
1996-Service
Shares(l).......    9.77     0.3756      0.0898           --       0.4654    (0.3754)
1995-
Institutional
Shares..........    9.24     0.6423      0.7610           --       1.4033    (0.6433)
FOR THE PERIOD JANUARY 5, 1994(G) THROUGH OCTOBER 31,
-----------------------------------------------------
1994-
Institutional
Shares..........   10.00     0.4648     (0.7617)          --      (0.2969)   (0.4648)
                                           GLOBAL INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1997-Class A
shares..........  $14.53    $  0.59     $  0.50      $   0.27    $   1.36   $  (0.79)
1997-Class B
shares..........   14.53       0.72        0.36          0.20        1.28      (0.73)
1997-Class C
shares(p).......   14.80       0.16        0.19          0.10        0.45      (0.19)
1997-
Institutional
Shares..........   14.52       0.88        0.37          0.19        1.44      (0.87)
1997-Service
Shares(s).......   14.69       0.53        0.25          0.14        0.92      (0.52)
1996-Class A
shares..........   14.45       0.71        0.62          0.18        1.51      (1.43)
1996-Class B
shares(q).......   14.03       0.34        0.41          0.11        0.86      (0.36)
1996-
Institutional
shares..........   14.45       1.15        0.32          0.10        1.57      (1.50)
1995-Class A
shares..........   13.43       0.89        0.92          0.15        1.96      (0.94)
1995-
Institutional
shares(r).......   14.09       0.22        0.34          0.06        0.62      (0.26)
1994-Class A
shares..........   15.07       0.84       (1.37)        (0.12)      (0.65)     (0.22)
1993-Class A
shares..........   14.69       0.85        1.07         (0.42)       1.50      (0.85)
1992-Class A
shares..........   14.60       1.14        0.45         (0.36)       1.23      (1.14)
FOR THE PERIOD AUGUST 2, 1991(G) THROUGH OCTOBER 31,
----------------------------------------------------
1991-Class A
shares..........   14.55       0.25        0.23         (0.19)       0.29      (0.24)









                          DISTRIBUTIONS TO SHAREHOLDERS
                 ----------------------------------------------------------

                   FROM NET              IN EXCESS OF                                                                   RATIO OF
                   REALIZED              NET REALIZED                          NET                                        NET
                   GAIN ON                 GAIN ON                           INCREASE                        RATIO OF  INVESTMENT
                 INVESTMENT,  IN EXCESS  INVESTMENT,   FROM       TOTAL     (DECREASE) NET ASSET               NET       INCOME
                  OPTION AND    OF NET    OPTION AND   PAID   DISTRIBUTIONS   IN NET   VALUE AT              EXPENSES    (LOSS)
                   FUTURES    INVESTMENT   FUTURES      IN         TO         ASSET     END OF     TOTAL    TO AVERAGE TO AVERAGE
                 TRANSACTIONS   INCOME   TRANSACTIONS CAPITAL SHAREHOLDERS    VALUE     PERIOD   RETURN(K)  NET ASSETS NET ASSETS
                 ------------ ---------- ------------ ------- ------------- ---------- --------- ---------- ---------- ----------
                                         CORE FIXED INCOME FUND
----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1997-
Institutional
Shares..........       --        --          --          --     $(0.6408)    $ 0.2300   $10.08      9.19%      0.45%      6.53%
1997-
Administration
Shares..........       --        --          --          --      (0.6157)      0.2300    10.07      8.92       0.70       6.27
1997-Service
Shares..........       --        --          --          --      (0.5919)      0.2300    10.09      8.65       0.95       6.00
1997-Class A
Shares(o).......       --        --          --          --      (0.3048)      0.3599    10.06      6.94(f)    0.70(b)    6.13(b)
1997-Class B
Shares(o).......       --        --          --          --      (0.2673)      0.3700    10.09      6.63(f)    1.45(b)    5.28(b)
1997-Class C
Shares(p).......       --        --          --          --      (0.1107)      0.1599    10.09      2.74(f)    1.45(b)    4.84(b)
1996-
Institutional
Shares..........   (0.0806)      --          --          --      (0.7244)     (0.1500)    9.85      5.98       0.45       6.51
1996-
Administrative
Shares(/1/).....       --        --          --          --      (0.4080)     (0.0700)    9.84      3.56(f)    0.70(b)    6.41(b)
1996-Service
Shares(l).......       --        --          --          --      (0.3754)      0.0900     9.86      4.90(f)    0.95(b)    6.37(b)
1995-
Institutional
Shares..........       --        --          --          --      (0.6433)      0.7600    10.00     15.72       0.45       6.56
FOR THE PERIOD JANUARY 5, 1994(G) THROUGH OCTOBER 31,
-----------------------------------------------------
1994-
Institutional
Shares..........       --        --          --          --      (0.4648)     (0.7617)    9.24     (3.00)      0.45(b)    6.48(b)
                                           GLOBAL INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1997-Class A
shares..........        --        --          --          --    $  (0.79)    $   0.57   $15.10      9.66%      1.17%      5.19%
1997-Class B
shares..........        --        --          --          --       (0.73)        0.55    15.08      9.04       1.71       4.76
1997-Class C
shares(p).......        --        --          --          --       (0.19)        0.26    15.06      3.03(f)    1.71(b)    4.98(b)
1997-
Institutional
Shares..........        --        --          --          --       (0.87)        0.57    15.09     10.26       0.65       5.72
1997-Service
Shares(s).......        --        --          --          --       (0.52)        0.40    15.09      6.42(f)    1.15(b)    5.33(b)
1996-Class A
shares..........        --        --          --          --       (1.43)        0.08    14.53     11.05       1.16       5.81
1996-Class B
shares(q).......        --        --          --          --       (0.36)        0.50    14.53      6.24(f)    1.70(b)    5.16(b)
1996-
Institutional
shares..........        --        --          --          --       (1.50)        0.07    14.52     11.55       0.65       6.35
1995-Class A
shares..........        --        --          --          --       (0.94)        1.02    14.45     15.08       1.29       6.23
1995-
Institutional
shares(r).......        --        --          --          --       (0.26)        0.36    14.45      4.42(f)    0.65(b)    6.01(b)
1994-Class A
shares..........     (0.16)       --          --       (0.61)      (0.99)       (1.64)   13.43     (4.49)      1.28       5.73
1993-Class A
shares..........     (0.27)       --          --          --       (1.12)        0.38    15.07     10.75       1.30       5.78
1992-Class A
shares..........        --        --          --          --       (1.14)        0.09    14.69      8.77       1.37       7.85
FOR THE PERIOD AUGUST 2, 1991(G) THROUGH OCTOBER 31,
----------------------------------------------------
1991-Class A
shares..........        --        --          --          --       (0.24)        0.05    14.60      2.00(f)    0.38(f)    1.72(f)
                                           RATIOS ASSUMING
                                         NO VOLUNTARY WAIVER
                                             OF FEES OR
                                         EXPENSE LIMITATIONS
                                        ---------------------

                                                    RATIO OF
                                NET                   NET
                               ASSETS              INVESTMENT
                               AT END    RATIO OF    INCOME
                 PORTFOLIO       OF      EXPENSES    (LOSS)
                 TURNOVER      PERIOD   TO AVERAGE TO AVERAGE
                  RATE(D)    (IN 000'S) NET ASSETS NET ASSETS
                 ----------- ---------- ---------- ----------
                                         CORE FIXED INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1997-
Institutional
Shares..........     361.27%      $79,230     0.83%      6.15%
1997-
Administration
Shares..........     361.27         6,176     1.08       5.89
1997-Service
Shares..........     361.27         1,868     1.33       5.62
1997-Class A
Shares(o).......     361.27(f)      9,336     1.33(b)    5.50(b)
1997-Class B
Shares(o).......     361.27(f)        621     1.83(b)    4.90(b)
1997-Class C
Shares(p).......     361.27(f)        272     1.83(b)    4.46(b)
1996-
Institutional
Shares..........     414.20        72,061     0.83       6.13
1996-
Administrative
Shares(/1/).....     414.20           702     1.08(b)    6.03(b)
1996-Service
Shares(l).......     414.20           381     1.33(b)    5.99(b)
1995-
Institutional
Shares..........     382.26        55,502     0.96       6.05
FOR THE PERIOD JANUARY 5, 1994(G) THROUGH OCTOBER 31,
-----------------------------------------------------
1994-
Institutional
Shares..........     285.25        24,508     1.46(b)    5.47(b)
                                           GLOBAL INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1997-Class A
shares..........       383.72%     $167,096     1.60%      4.76%
1997-Class B
shares..........       383.72         3,465     2.10       4.37
1997-Class C
shares(p).......       383.72(f)        496     2.10(b)    4.59(b)
1997-
Institutional
Shares..........       383.72        60,929     1.04       5.33
1997-Service
Shares(s).......       383.72(f)        151     1.54(b)    4.94(b)
1996-Class A
shares..........       232.15       198,665     1.64       5.33
1996-Class B
shares(q).......       232.15(f)        256     2.14(b)    4.72(b)
1996-
Institutional
shares..........       232.15        54,254     1.11       5.89
1995-Class A
shares..........       265.86       245,835     1.58       5.94
1995-
Institutional
shares(r).......       265.86(f)     31,619     1.08(b)    5.58(b)
1994-Class A
shares..........       343.74       396,584     1.53       5.48
1993-Class A
shares..........       313.88       675,662     1.55       5.53
1992-Class A
shares..........       270.75       588,893     1.62       7.60
FOR THE PERIOD AUGUST 2, 1991(G) THROUGH OCTOBER 31,
----------------------------------------------------
1991-Class A
shares..........        34.22(f)    388,744     0.44(f)    1.66(f)




                             INCOME (LOSS) FROM INVESTMENT OPERATIONS(N)
                           -----------------------------------------------
                                      NET REALIZED
                                          AND      NET REALIZED
                                       UNREALIZED      AND
                                      GAIN (LOSS)   UNREALIZED    TOTAL
                                           ON      GAIN (LOSS)    INCOME
                 NET ASSET            INVESTMENT,   ON FOREIGN    (LOSS)
                 VALUE AT     NET      OPTION AND    CURRENCY      FROM
                 BEGINNING INVESTMENT   FUTURES      RELATED    INVESTMENT
                 OF PERIOD   INCOME   TRANSACTIONS TRANSACTIONS OPERATIONS
                 --------- ---------- ------------ ------------ ----------
                                            HIGH YIELD FUND
------------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD AUGUST 1, 1997(G) THROUGH OCTOBER 31,
----------------------------------------------------
1997-Class A
Shares..........  $10.00     $0.17       $(0.03)       0.01       $0.15
1997-Class B
Shares..........   10.00      0.15        (0.03)       0.01        0.13
1997-Class C
Shares(p).......    9.97      0.14          --         0.01        0.12
1997-Institu-
tional Shares...   10.00      0.18        (0.03)       0.01        0.16
1997-Service
Shares..........   10.00      0.17        (0.03)       0.01        0.15



                                     DISTRIBUTIONS TO SHAREHOLDERS
                 ---------------------------------------------------------------------

                              FROM NET              IN EXCESS OF
                              REALIZED              NET REALIZED                          NET
                              GAIN ON                 GAIN ON                           INCREASE                         RATIO OF
                            INVESTMENT,  IN EXCESS  INVESTMENT,   FROM       TOTAL     (DECREASE) NET ASSET                NET
                  FROM NET   OPTION AND    OF NET    OPTION AND   PAID   DISTRIBUTIONS   IN NET   VALUE AT               EXPENSES
                 INVESTMENT   FUTURES    INVESTMENT   FUTURES      IN         TO         ASSET     END OF     TOTAL     TO AVERAGE
                   INCOME   TRANSACTIONS   INCOME   TRANSACTIONS CAPITAL SHAREHOLDERS    VALUE     PERIOD   RETURN(K)   NET ASSETS
                 ---------- ------------ ---------- ------------ ------- ------------- ---------- --------- ----------- -----------
                                            HIGH YIELD FUND
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD AUGUST 1, 1997(G) THROUGH OCTOBER 31,
----------------------------------------------------
1997-Class A
Shares..........   $(0.17)      --         $(0.01)      --         --       $(0.18)      $(0.03)    $9.97     1.50%(f)     0.95%(b)
1997-Class B
Shares..........    (0.15)      --          (0.01)      --         --        (0.16)       (0.03)     9.97     1.31(f)      1.70(b)
1997-Class C
Shares(p).......    (0.14)      --          (0.01)      --         --        (0.15)       (0.03)     9.97     1.46(f)      1.70(b)
1997-Institu-
tional Shares...    (0.18)      --          (0.01)      --         --        (0.19)       (0.03)     9.97     1.58(f)      0.70(b)
1997-Service
Shares..........    (0.17)      --          (0.01)      --         --        (0.18)       (0.03)     9.97     1.46(f)      1.20(b)
                                                        RATIOS ASSUMING
                                                      NO VOLUNTARY WAIVER
                                                          OF FEES OR
                                                      EXPENSE LIMITATIONS
                                                     -----------------------

                   RATIO OF                                       RATIO OF
                     NET                     NET                    NET
                  INVESTMENT                ASSETS               INVESTMENT
                    INCOME                  AT END    RATIO OF     INCOME
                    (LOSS)    PORTFOLIO       OF      EXPENSES     (LOSS)
                  TO AVERAGE  TURNOVER      PERIOD   TO AVERAGE  TO AVERAGE
                  NET ASSETS   RATE(D)    (IN 000'S) NET ASSETS  NET ASSETS
                  ----------- ----------- ---------- ----------- -----------
                                            HIGH YIELD FUND
------------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD AUGUST 1, 1997(G) THROUGH OCTOBER 31,
----------------------------------------------------
1997-Class A
Shares..........       7.06%(b)   44.80%(f)  $325,911     1.57%(b)    6.44%(b)
1997-Class B
Shares..........       6.28(b)    44.80(f)     10.308     2.07(b)     5.91(b)
1997-Class C
Shares(p).......       6.17(b)    44.80(f)      1,791     2.07(b)     5.80(b)
1997-Institu-
tional Shares...       7.16(b)    44.80(f)          2     1.07(b)     6.79(b)
1997-Service
Shares..........       6.69(b)    44.80(f)          2     1.57(b)     6.32(b)

(a) Calculated based on the average shares outstanding methodology.

(b) Annualized

(c) Class A share activity commenced on May 15, 1995.

(d) Includes the effect of mortgage dollar roll transactions.

(e) Administration share activity commenced on April 15, 1993.

(f) Not annualized.

(g) Commencement of operations.

(h) Short Duration Government Fund Administration shares were redeemed in full on February 23, 1995 and re-commenced on February 28, 1996 at $9.86.

(i) Service share activity commenced on April 10, 1996.

(j) Administration and service share activity commenced on May 20, 1993 and September 20, 1994, respectively.

(k) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if a sale charge for Class A shares or a contingent deferred sales charge for Class B and Class C shares were taken into account.

(l) Administration and Service share activity commenced on February 28, 1996 and March 13, 1996, respectively.

(m) Service charge activity commenced on March 27, 1997.

(n) Includes the balancing effect of calculating per share amounts.

(o) Class A and Class B share activity commenced on May 1, 1997.

(p) Commenced operations on August 15, 1997.

(q) Class B shares commenced operations on May 1, 1996.

(r) Institutional shares commenced operations on June 1, 1995.

(s) Service Class shares commenced operations on March 12, 1997.

                      INVESTMENT OBJECTIVES AND POLICIES

  The investment objectives and principal investment policies of each Fund are described below. Other investment practices and management techniques, which involve certain risks, are described under "Description of Securities," "Risk Factors" and "Investment Techniques." There can be no assurance that a Fund's investment objectives will be achieved.

  A Fund's duration approximates its price sensitivity to changes in interest rates. Maturity measures the time until final payment is due; it takes no account of the pattern of a security's cash flows over time. In computing portfolio duration, a Fund will estimate the duration of obligations that are subject to prepayment or redemption by the issuer taking into account the influence of interest rates on prepayments and coupon flows. This method of computing duration is known as "option-adjusted" duration. A Fund will not be limited as to its maximum weighted average portfolio maturity or the maximum stated maturity with respect to individual securities unless otherwise noted.

  A Fund will deem a security to have met its minimum credit rating requirement if the security receives the minimum required long-term rating (or the equivalent short-term credit rating) at the time of purchase from at least one nationally recognized statistical rating organization ("NRSRO") including, but not limited to, Standard & Poor's Ratings Group ("S&P") and Moody's Investors Service, Inc. ("Moody's") even though it has been rated below the minimum rating by one or more other NRSROs, or, if unrated, is determined by the Investment Adviser to be of comparable quality. If a security satisfies a Fund's minimum rating criteria at the time of purchase and is subsequently downgraded below such rating, the Fund will not be required to dispose of such security. If a downgrade occurs, the Investment Adviser will consider what action, including the sale of such security, is in the best interest of a Fund and its shareholders.

  The Investment Adviser will usually have access to the research of, and certain proprietary technical models developed by, Goldman Sachs and will apply quantitative and qualitative analysis in determining the appropriate allocations among the categories of issuers and types of securities.

 ADJUSTABLE RATE GOVERNMENT FUND


  OBJECTIVE. The Fund's investment objective is to provide investors with a high level of current income, consistent with low volatility of principal.

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be in a range approximately equal to that of a six-month to one-year U.S. Treasury security. In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed two years. The approximate interest rate sensitivity of the Fund is expected to be comparable to a nine-month note.

  INVESTMENT SECTOR. The Fund invests, under normal circumstances, at least 65% of its total assets in U.S. Government Securities that are adjustable rate mortgage pass-through securities and other mortgage securities with periodic interest rate resets. The remainder of the Fund's assets (up to 35%) may be invested in other U.S. Government Securities, including fixed rate mortgage pass-through securities, other securities representing an interest in or collateralized by adjustable rate and fixed rate mortgage loans ("Mortgage-Backed Securities") and repurchase agreements collateralized by U.S. Government Securities. Substantially all of the Fund's assets will be invested in U.S. Government Securities. 100% of the Fund's portfolio will be invested in U.S. dollar-denominated securities.

  CREDIT QUALITY. The Fund invests in U.S. Government Securities and repurchase agreements collateralized by such securities.

  OTHER. The Fund may employ certain active management techniques to manage its duration and term structure and to seek to enhance returns. These techniques include, but are not limited to, the use of financial futures contracts, option contracts (including options on futures), mortgage and interest rate swaps and interest rate floors, caps and collars. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities and entering into mortgage dollar rolls, repurchase agreements and other investment practices described under "Investment Techniques."

 SHORT DURATION GOVERNMENT FUND


  OBJECTIVE. The Fund's investment objective is to provide a high level of current income. Secondarily, the Fund may, in seeking current income, also consider the potential for capital appreciation.

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be equal to that of the Fund's benchmark, the two-year U.S. Treasury security, plus or minus .5 years. In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed three years. The approximate interest rate sensitivity of the Fund is expected to be comparable to a two-year bond.

  INVESTMENT SECTOR. The Fund invests, under normal market conditions, at least 65% of its total assets in U.S. Government Securities and in repurchase agreements collateralized by such securities. Substantially all of the Fund's assets will be invested in U.S. Government Securities. 100% of the Fund's portfolio will be invested in U.S. dollar-denominated securities.

  CREDIT QUALITY. The Fund invests in U.S. Government Securities and repurchase agreements collateralized by such securities.

  OTHER. The Fund may employ certain active management techniques to manage its duration and term structure and to seek to enhance returns. These techniques include, but are not limited to, the use of financial futures contracts, option contracts (including options on futures), mortgage and interest rate swaps and interest rate floors, caps and collars. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities and entering into mortgage dollar rolls, repurchase agreements and other investment practices described under "Investment Techniques."

 SHORT DURATION TAX-FREE FUND


  OBJECTIVE. The Fund's investment objective is to provide investors with a high level of current income, consistent with relatively low volatility of principal, that is exempt from regular federal income tax.

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be equal to that of the Fund's benchmark, the Lehman Brothers three-year Municipal Bond Index, plus or minus .5 years. In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed four years. The approximate interest rate sensitivity of the Fund is expected to be comparable to a three-year bond.

  INVESTMENT SECTOR. The Fund invests, under normal conditions, at least 80% of its net assets in fixed- income securities issued by or on behalf of states, territories and possessions of the United States (including the

District of Columbia) and the political subdivisions, agencies and instrumentalities thereof ("Municipal Securities"), the interest on which is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes) and is not a tax preference item under the federal alternative minimum tax. Under normal circumstances, the Fund's investments in private activity bonds and taxable investments will not exceed, in the aggregate, 20% of the Fund's net assets. The interest from certain private activity bonds (including the Fund's distributions of such interest) may be a preference item for purposes of the federal alternative minimum tax. 100% of the Fund's portfolio will be invested in U.S. dollar-denominated securities.

  CREDIT QUALITY. The Municipal Securities in which the Fund invests will be rated, at the time of investment, at least BBB or Baa by an NRSRO or, if unrated, will be determined by the Investment Adviser to be of comparable quality. Municipal Securities rated BBB or Baa are considered medium-grade obligations with speculative characteristics and adverse economic conditions or changing circumstances may weaken their issuers' capability to pay interest and repay principal. The credit rating assigned to Municipal Securities may reflect the existence of guarantees, letters of credit or other credit enhancement features available to the issuers or holders of such Municipal Securities.

  OTHER. The Fund may employ certain active management techniques to manage its duration and term structure and to seek to enhance returns. These techniques include, but are not limited to, the use of financial futures contracts, option contracts (including options on futures), interest rate swaps, floors, caps and collars. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities and entering into repurchase agreements and other investment practices described under "Investment Techniques."

  While the Fund, under normal market conditions, invests substantially all of its assets in Municipal Securities, the recognition of certain accrued market discount income (if the Fund acquires Municipal Securities or other obligations at a market discount), income from investments other than Municipal Securities and any capital gains generated from the disposition of investments, will result in taxable income. In addition to federal income tax, shareholders may be subject to state, local or foreign taxes on distributions of such income received from the Fund. See "Description of Securities."

 GOVERNMENT INCOME FUND


  OBJECTIVE. The Fund's investment objective is to provide investors with a high level of current income, consistent with safety of principal.

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be equal to that of the Fund's benchmark, the Lehman Brothers Mutual Fund Government/Mortgage Index, plus or minus one year. In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed six years. The approximate interest rate sensitivity of the Fund is expected to be comparable to a five-year bond.

  INVESTMENT SECTOR. The Fund invests, under normal circumstances, at least 65% of its total assets in U.S. Government Securities and in repurchase agreements collateralized by such securities. The remainder of the Fund's assets may be invested in non-government securities such as privately issued Mortgage-Backed Securities, Asset-Backed Securities and corporate securities. 100% of the Fund's portfolio will be invested in U.S. dollar-denominated securities.

  CREDIT QUALITY. The Fund's non-U.S. Government Securities will be rated, at the time of investment, AAA or Aaa by an NRSRO or, if unrated, will be determined by the Investment Adviser to be of comparable quality.

  OTHER. The Fund may employ certain active management techniques to manage its duration and term structure and to seek to enhance returns. These techniques include, but are not limited to, the use of financial futures contracts, option contracts (including options on futures), mortgage and interest rate swaps and interest rate floors, caps and collars. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities and entering into mortgage dollar rolls, repurchase agreements and other investment practices described under "Investment Techniques."

 MUNICIPAL INCOME FUND

  OBJECTIVE. The Fund's investment objective is to provide investors with a high level of current income that is exempt from regular federal income tax, consistent with preservation of capital.

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be equal to that of the Fund's benchmark, the Lehman Brothers fifteen-year Municipal Bond Index, plus or minus one year. In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed twelve years. The approximate interest rate sensitivity of the Fund is expected to be comparable to a fifteen-year bond.

  INVESTMENT SECTOR. The Fund invests, under normal circumstances, at least 80% of its net assets in Municipal Securities, the interest on which is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes). The Fund may invest up to 100% of its net assets in private activity bonds, the interest from certain of which (including the Fund's distributions of such interest) may be a preference item for purposes of the federal alternative minimum tax. 100% of the Fund's portfolio will be invested in U.S. dollar-denominated securities.

  CREDIT QUALITY. Under normal market conditions, the weighted average credit quality of the Fund's portfolio will be equivalent to that of securities rated AA or Aa by an NRSRO. All securities purchased by the Fund will be rated, at the time of investment, at least BBB or Baa by an NRSRO or, if unrated, will be determined by the Investment Adviser to be of comparable quality. Fixed-income securities rated BBB or Baa are considered medium-grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken their issuers' capability to pay interest and repay principal. The credit rating assigned to Municipal Securities may reflect the existence of guarantees, letters of credit or other credit enhancement features available to the issuers or holders of such Municipal Securities.

  OTHER. The Fund may employ certain active management techniques to manage its duration and term structure and to seek to enhance returns. These techniques include, but are not limited to, the use of financial futures contracts, option contracts (including options on futures), interest rate swaps, interest rate floors, caps and collars. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities and entering into repurchase agreements and other investment practices described under "Investment Techniques."

  While the Fund, under normal market conditions, invests substantially all of its assets in Municipal Securities, the recognition of certain accrued market discount income (if the Fund acquires Municipal Securities or other obligations at a market discount), income from investments other than Municipal Securities and any capital gains generated from the disposition of investments, will result in taxable income. In addition to federal income tax, shareholders may be subject to state, local or foreign taxes on distributions of such income received from the Fund. See "Description of Securities."

 CORE FIXED INCOME FUND

  OBJECTIVE. The Fund's investment objective is to provide investors with a total return consisting of capital appreciation and income that exceeds the total return of the Lehman Brothers Aggregate Bond Index (the "Index").

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be equal to that of the Fund's benchmark, the Lehman Brothers Aggregate Bond Index, plus or minus one year. In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed six years. The approximate interest rate sensitivity of the Fund is expected to be comparable to a five-year bond.

  INVESTMENT SECTOR. The Fund invests, under normal circumstances, at least 65% of its total assets in fixed-income securities, including U.S. Government Securities, corporate debt securities, Mortgage-Backed Securities, and Asset-Backed Securities. The Fund may invest up to 25% of its total assets in obligations of domestic and foreign issuers which are denominated in currencies other than the U.S. dollar, 10% of which may be invested in issuers in countries with emerging markets and economies. A number of investment strategies will be used to achieve the Fund's investment objective, including market sector selection, determination of yield curve exposure, and issuer selection. In addition, the Investment Adviser will attempt to take advantage of pricing inefficiencies in the fixed-income markets.

  The Index currently includes U.S. Government Securities and fixed-rate, publicly issued, U.S. dollar-denominated fixed-income securities rated at least BBB or Baa by an NRSRO. The securities currently included in the Index have at least one year remaining to maturity; have an outstanding principal amount of at least $100 million; and are issued by the following types of issuers, with each category receiving a different weighting in the Index: U.S. Treasury; agencies, authorities or instrumentalities of the U.S. government; issuers of Mortgage-Backed Securities; utilities; industrial issuers; financial institutions; foreign issuers; and issuers of Asset-Backed Securities. The Index is a trademark of Lehman Brothers. Inclusion of a security in the Index does not imply an opinion by Lehman Brothers as to its attractiveness or appropriateness for investment. Although Lehman Brothers obtains factual information used in connection with the Index from sources which it considers reliable, Lehman Brothers claims no responsibility for the accuracy, completeness or timeliness of such information and has no liability to any person for any loss arising from results obtained from the use of the Index data.

  CREDIT QUALITY. All U.S. dollar-denominated fixed-income securities purchased by the Fund will be rated, at the time of investment, at least BBB or Baa by an NRSRO. The non-U.S. dollar-denominated fixed-income securities in which the Fund may invest will be rated, at the time of investment, at least AA or Aa by an NRSRO or, if unrated, will be determined by the Investment Adviser to be of comparable quality. Fixed-income securities rated BBB or Baa are considered medium-grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken their issuers' capability to pay interest and repay principal.

  OTHER. The Fund may employ certain active management techniques to manage its duration and term structure, to seek to hedge its exposure to foreign securities and to seek to enhance returns. These techniques include, but are not limited to, the use of financial futures contracts, option contracts (including options on futures), forward foreign currency exchange contracts, currency options and futures, currency, mortgage and interest rate swaps and interest rate floors, caps and collars. Currency management techniques involve risks different from those associated with investing solely in U.S. dollar-denominated fixed-income securities of U.S. issuers. It is expected that the Fund will use certain currency techniques to seek to hedge against currency exchange rate fluctuations or to seek to increase total return. The Fund may invest in custodial receipts, Municipal Securities and convertible securities. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities and entering into mortgage dollar rolls, repurchase agreements and other investment practices, described under "Investment Techniques."

 GLOBAL INCOME FUND

  OBJECTIVE. The Fund's investment objective is to provide investors with a high total return, emphasizing current income and, to a lesser extent, providing opportunities for capital appreciation.

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be equal to that of the Fund's benchmark, the J.P. Morgan Global Government Bond Index (hedged), plus or minus 2.5 years. In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed
7.5 years. The approximate interest rate sensitivity of the Fund is expected to be comparable to a six-year bond.

  INVESTMENT SECTOR. The Fund invests primarily in a portfolio of high quality fixed-income securities of U.S. and foreign issuers and enters into transactions in foreign currencies. Under normal market conditions, the Fund will (i) have at least 30% of its total assets, after considering the effect of currency positions, denominated in U.S. dollars and (ii) invest in securities of issuers in at least three countries. The Fund may also invest up to 10% of its total assets in issuers in countries with emerging markets and economies. The Fund seeks to meet its investment objective by pursuing investment opportunities in foreign and domestic fixed-income securities markets and by engaging in currency transactions to seek to enhance returns and to seek to hedge its portfolio against currency exchange rate fluctuations.

  The fixed-income securities in which the Fund may invest include: (i) U.S. Government Securities and custodial receipts therefor; (ii) securities issued or guaranteed by a foreign government or any of its political subdivisions, authorities, agencies, instrumentalities or by supranational entities (i.e., international organizations designated or supported by governmental entities to promote economic reconstruction or development, such as the World Bank);
(iii) corporate debt securities; (iv) certificates of deposit and bankers' acceptances issued or guaranteed by, or time deposits maintained at, U.S. or foreign banks (and their branches wherever located) having total assets of more than $1 billion; (v) commercial paper; and (vi) Mortgage-Backed and Asset-Backed Securities.

  CREDIT QUALITY. All securities purchased by the Fund will be rated, at the time of investment, at least BBB or Baa by an NRSRO. However, the Fund will invest at least 50% of its total assets in securities rated, at the time of investment, AAA or Aaa by an NRSRO. Unrated securities will be determined by the Investment Adviser to be of comparable quality. Fixed-income securities rated BBB or Baa are considered medium-grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken their issuers capability to pay interest and repay principal.

  OTHER. The Fund may employ certain active management techniques to manage its duration and term structure, to seek to hedge its exposure to foreign currencies and to seek to enhance returns. These techniques include, but are not limited to, the use of financial futures contracts, option contracts (including options on futures), forward foreign currency exchange contracts, currency options and futures, currency, mortgage and interest rate swaps and interest rate floors, caps and collars. Currency management techniques involve risks different from those associated with investing solely in U.S. dollar-denominated fixed-income securities of U.S. issuers. It is expected that the Fund will use certain currency techniques to seek to hedge against currency exchange rate fluctuations or to seek to increase total return. While the Fund will have both long and short currency positions, its net long and short foreign currency exposure will not exceed the value of the Fund's total assets. To the extent that the Fund is fully invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The Fund's net currency positions may expose it to risks independent of its securities positions. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities and entering into mortgage dollar rolls, repurchase agreements and other investment practices described under "Investment Techniques."

  The Fund may invest more than 25% of its total assets in the securities of corporate and governmental issuers located in each of Canada, Germany, Japan, and the United Kingdom as well as in the securities of U.S. issuers. Concentration of the Fund's investments in such issuers will subject the Fund, to a greater extent than if investment was more limited, to the risks of adverse securities markets, exchange rates and social, political or economic events which may occur in those countries. Not more than 25% of the Fund's total assets will be invested in the securities of issuers in any other single foreign country.

 HIGH YIELD FUND

  OBJECTIVE. The Fund's investment objective is to provide investors with a high level of current income. Secondarily, the Fund may, in seeking current income, also consider the potential for capital appreciation.

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be equal to that of the Fund's benchmark, the Lehman Brothers High Yield Bond Index, plus or minus 2.5 years. In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed 7.5 years. The approximate interest rate sensitivity of the Fund is expected to be comparable to a 6-year bond.

  INVESTMENT SECTOR. The Fund invests, under normal circumstances, at least 65% of its total assets in high yield, fixed income securities rated, at the time of investment, below investment grade. Non-investment grade securities are securities rated BB, Ba or below by an NRSRO or, if unrated, determined by the Investment Adviser to be of comparable quality. The Fund may invest in all types of fixed-income securities, including senior and subordinated corporate debt obligations (such as bonds, debentures, notes and commercial paper), convertible and non-convertible corporate debt obligations, loan participations, custodial receipts, municipal securities and preferred stock. The Fund may invest up to 25% of its total assets in obligations of domestic and foreign issuers (including securities of issuers located in countries with emerging markets and economies) which are denominated in currencies other than the U.S. dollar. Under normal market conditions, the Fund may invest up to 35% of its total assets in investment grade fixed income securities, including U.S. Government Securities, Asset-Backed and Mortgage-Backed Securities and corporate securities. The Fund may also invest in common stocks, warrants, rights and other equity securities, but will generally hold such equity investments only when debt or preferred stock of the issuer of such equity securities is held by the Fund. A number of investment strategies are used to seek to achieve the Fund's investment objective, including market sector selection, determination of yield curve exposure, and issuer selection. In addition, the Investment Adviser will attempt to take advantage of pricing inefficiencies in the fixed-income markets.

  CREDIT QUALITY. The Fund invests primarily in high yield, fixed income securities rated below investment grade, including securities of issuers in default. Non-investment grade securities (commonly known as "junk bonds") tend to offer higher yields than higher rated securities with similar maturities. Non-investment grade securities are, however, considered speculative and generally involve greater price volatility and greater risk of loss of principal and interest than higher rated securities. See "Description of Securities." A description of the corporate bond and preferred stock ratings is contained in Appendix B to the Additional Statement.

  For your information, set forth below is the average distribution of ratings for the portfolio securities (including commercial paper and nonconvertible bonds) held by the Fund during the most recent fiscal year:

                                                                   PERCENTAGE OF
                                                                   FUND'S ASSETS
                            CREDIT QUALITY                         -------------
     AAA/Aaa......................................................      1.3%
     AA/Aa........................................................        0%
     A............................................................        0%
     BBB/Baa......................................................      0.3%
     BB/Ba........................................................     13.1%
     Below Ba.....................................................     85.3%
     Not rated....................................................        0%
      Comparable to A.............................................        0%
      Comparable to BBB/Baa.......................................        0%
      Comparable to BB/Ba.........................................        0%
      Comparable to Below Ba......................................        0%
                                                                       -----
                                                                        100%
                                                                       =====

  OTHER. The Fund may employ certain active management techniques to manage its duration and term structure, to seek to hedge its exposure to foreign securities and to seek to enhance returns. These techniques include, but are not limited to, the use of financial futures contracts, option contracts (including options on futures), forward foreign currency exchange contracts, currency options and futures, currency, mortgage and interest rate swaps, and interest rate floors, caps and collars. Currency management techniques involve risks different from those associated with investing solely in U.S. dollar-denominated fixed-income securities of U.S. issuers. It is expected that the Fund will use certain currency techniques to seek to hedge against currency exchange rate fluctuations or to seek to increase total return. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities, and entering into repurchase agreements and other investment practices described under "Investment Techniques."


                           DESCRIPTION OF SECURITIES

U.S. GOVERNMENT SECURITIES

  Each Fund may invest in U.S. Government Securities. Generally, these securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. government agencies, instrumentalities or sponsored enterprises which are supported by (a) the full faith and credit of the U.S. Treasury (such as the Government National Mortgage Association ("Ginnie Mae")), (b) the right of the issuer to borrow from the U.S. Treasury (such as securities of the Student Loan Marketing Association), (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer (such as the Federal National Mortgage Association ("Fannie Mae") and Federal Home Loan Mortgage Corporation ("Freddie Mac")), or (d) only the credit of the issuer. No assurance can be given that the U.S. government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises in the future.

  U.S. Government Securities also include Treasury receipts, zero coupon bonds and other stripped U.S. Government Securities, where the interest and principal components of stripped U.S. Government Securities are traded independently. The most widely recognized program is the Separate Trading of Registered Interest and Principal of Securities Program.

MORTGAGE-BACKED SECURITIES

  CHARACTERISTICS OF MORTGAGE-BACKED SECURITIES. Mortgage-Backed Securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Mortgagors can generally prepay interest or principal on their mortgage whenever they choose. Therefore, Mortgage-Backed Securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of principal prepayments on the underlying loans. This can result in significantly greater price and yield volatility than is the case with traditional fixed-income securities. During periods of declining interest rates, prepayments can be expected to accelerate, and thus impair a Fund's ability to reinvest the returns of principal at comparable yields. Conversely, in a rising interest rate environment, a declining prepayment rate will extend the average life of many Mortgage-Backed Securities and prevent a Fund from taking advantage of such higher yields.

  FIXED RATE MORTGAGE LOANS. Generally, fixed-rate mortgage loans pay interest at fixed annual rates and have original terms to maturity ranging from 5 to 40 years. Fixed rate mortgage loans typically provide for monthly payments of principal and interest in substantially equal installments for the term of the mortgage note in sufficient amounts to amortize fully principal by maturity, although certain fixed-rate mortgage loans provide for a large final "balloon" payment upon maturity.

  ADJUSTABLE RATE MORTGAGE LOANS ("ARMS"). The Adjustable Rate Government Fund will primarily, and the Short Duration Government, Government Income, Core Fixed Income, Global Income and High Yield Funds may, invest in ARMs, which are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed coupon rates. ARMs generally provide for a fixed initial mortgage interest rate for a set period. Thereafter, the interest rates are subject to periodic adjustments based on changes to a designated benchmark index.

  ARMs allow a Fund to participate in increases in interest rates through periodic increases in the securities' coupon rates. During periods of declining interest rates, coupon rates may readjust downward resulting in lower yields to a Fund. Therefore, the value of an ARM is unlikely to rise during periods of declining interest rates to the same extent as fixed-rate securities. Interest rate declines may result in accelerated prepayment of mortgages with the result that proceeds from prepayments will be reinvested at lower interest rates. During periods of rising interest rates, changes in the coupon rate will lag behind changes in the market rate. ARMs are also typically subject to maximum increases and decreases in the interest rate adjustment which can be made on any one adjustment date, in any one year, or during the life of the security. In the event of dramatic increases or decreases in prevailing market interest rates, the value of a Fund's investments in ARMs may fluctuate more substantially since these limits may prevent the security from fully adjusting its interest rate to the prevailing market rates.

  U.S. GOVERNMENT GUARANTEED MORTGAGE-BACKED SECURITIES. Certain Mortgage-Backed Securities are issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises. Such issuers include, but are not limited to, Ginnie Mae, Fannie Mae and Freddie Mac. See "U.S. Government Securities."

  PRIVATELY ISSUED MORTGAGE-BACKED SECURITIES. The Government Income, Core Fixed Income, Global Income and High Yield Funds may invest in Mortgage-Backed Securities issued or sponsored by non-governmental entities. Privately issued Mortgage-Backed Securities are generally backed by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans. Since such Mortgage-Backed Securities normally are not guaranteed by an entity having the credit standing of Ginnie Mae, Fannie Mae or

Freddie Mac, in order to receive a high quality rating from the rating organizations (i.e., S&P or Moody's), they normally are structured with one or more types of "credit enhancement."

  MULTIPLE CLASS MORTGAGE-BACKED SECURITIES AND COLLATERALIZED MORTGAGE OBLIGATIONS. The Adjustable Rate Government, Short Duration Government, Government Income, Core Fixed Income, Global Income and High Yield Funds may also invest in multiple class securities, including collateralized mortgage obligations ("CMOs") and Real Estate Mortgage Investment Conduit ("REMIC") pass-through or participation certificates. CMOs provide an investor with a specified interest in the cash flow from a pool of underlying mortgages or of other Mortgage-Backed Securities. CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final scheduled distribution date. In most cases, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended (the "Code"), and invests in certain mortgages principally secured by interests in real property and other permitted investments. The Funds do not intend to purchase residual interests in REMICs.

  STRIPPED MORTGAGE-BACKED SECURITIES. The Adjustable Rate Government, Short Duration Government, Government Income, Core Fixed Income, Global Income and High Yield Funds may invest in Stripped Mortgage-Backed Securities ("SMBS"), which are derivative multiple class Mortgage-Backed Securities. SMBS are usually structured with two different classes: one that receives 100% of the interest payments and the other that receives 100% of the principal payments from a pool of mortgage loans. If the underlying mortgage loans experience different than anticipated prepayments of principal, a Fund may fail to recoup fully its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from mortgage loans are generally higher than prevailing market yields on other Mortgage-Backed Securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. A Fund's investments in SMBS may require the Fund to sell certain of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

ASSET-BACKED SECURITIES

  The Government Income, Core Fixed Income, Global Income and High Yield Funds may invest in Asset-Backed Securities. The principal and interest payments on Asset-Backed Securities are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Such asset pools are securitized through the use of special purpose trusts or corporations. Principal and interest payments may be credit enhanced by a letter of credit, a pool insurance policy or a senior/subordinated structure.

LOAN PARTICIPATIONS

  The High Yield Fund may invest in loan participations. Such loans must be to issuers in whose obligations the High Yield Fund may invest. A loan participation is an interest in a loan to a U.S. or foreign company or other borrower which is administered and sold by a financial intermediary. In a typical corporate loan syndication, a number of lenders, usually banks (co-lenders), lend a corporate borrower a specified sum pursuant to the terms and conditions of a loan agreement. One of the co-lenders usually agrees to act as the agent bank with respect to the loan.

  Participation interests acquired by the High Yield Fund may take the form of a direct or co-lending relationship with the corporate borrower, an assignment of an interest in the loan by a co-lender or another participant, or a participation in the seller's share of the loan. When the High Yield Fund acts as co-lender in connection with a participation interest or when the High Yield Fund acquires certain participation interests, the High Yield Fund will have direct recourse against the borrower if the borrower fails to pay scheduled principal and interest. In cases where the High Yield Fund lacks direct recourse, it will look to the agent bank to enforce appropriate credit remedies against the borrower. In these cases, the High Yield Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation (such as commercial paper) of such borrower. For example, in the event of the bankruptcy or insolvency of the corporate borrower, a loan participation may be subject to certain defenses by the borrower as a result of improper conduct by the agent bank. Moreover, under the terms of the loan participation, the High Yield Fund may be regarded as a creditor of the agent bank (rather than of the underlying corporate borrower), so that the High Yield Fund may also be subject to the risk that the agent bank may become insolvent. The secondary market, if any, for these loan participations is limited and any loan participations purchased by the High Yield Fund will be regarded as illiquid.

  For purposes of certain investment limitations pertaining to diversification of the High Yield Fund's portfolio investments, the issuer of a loan participation will be the underlying borrower. However, in cases where the High Yield Fund does not have recourse directly against the borrower, both the borrower and each agent bank and co-lender interposed between the High Yield Fund and the borrower will be deemed issuers of a loan participation.

MUNICIPAL SECURITIES

  GENERAL. Municipal Securities in which the Short Duration Tax-Free and Municipal Income Funds and, to a limited extent, the Core Fixed Income and High Yield Funds invest consist of bonds, notes, commercial paper and other instruments (including participation interests in such securities) issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies or instrumentalities, the interest on which, in the opinion of bond counsel for the issuers or counsel selected by the Investment Adviser, is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes but not necessarily exempt from federal alternative minimum tax or from state or local taxes). Such securities may pay fixed, variable or floating rates of interest. Municipal Securities are often issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses, and obtaining funds to lend to other public institutions and facilities. The Core Fixed Income and High Yield Funds may also invest in taxable Municipal Securities.

  PRIVATE ACTIVITY BONDS. Municipal Securities include "private activity bonds" or industrial development bonds, which are issued by or on behalf of public authorities to obtain funds for such projects as privately-operated housing facilities, airport, mass transit or port facilities and sewage disposal. In addition, proceeds of certain industrial development bonds are used for constructing, equipping, repairing or improving privately operated industrial or commercial facilities. The Short Duration Tax-Free and Municipal Income Funds' distributions attributable to the interest income from private activity bonds may subject certain investors to the federal alternative minimum tax.

  MUNICIPAL LEASES AND CERTIFICATES OF PARTICIPATION. A municipal lease is an obligation in the form of a lease or installment purchase which is issued by a state or local government to acquire equipment and facilities. Certificates of participation represent undivided interests in municipal leases, installment purchase agreements or other instruments. The primary risk associated with municipal lease obligations and certificates of participation is that the governmental lessee will fail to appropriate funds to enable it to meet its payment obligations under the lease. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might prove difficult, time consuming and costly, and result in a delay in recovering or the failure to fully recover a Fund's original investment. To the extent that a Fund invests in unrated municipal leases or participates in such leases, the credit quality rating and risk of cancellation of such unrated leases will be monitored on an ongoing basis. Certain municipal lease obligations and certificates of participation may be deemed illiquid for the purpose of a Fund's limitation on investments in illiquid securities.

  PRE-REFUNDED MUNICIPAL SECURITIES. The interest and principal payments on pre-refunded Municipal Securities are typically paid from the cash flow generated from an escrow fund consisting of U.S. Government Securities. These payments have been "pre-refunded" using the escrow fund.

  INSURED SECURITIES. "Insured" Municipal Securities are those for which scheduled payments of interest and principal are guaranteed by a private (non-governmental) insurance company. The insurance entitles a Fund to receive only the face or par value of the securities held by the Fund. The insurance does not guarantee the market value of the Municipal Securities or the net asset value of a Fund's shares.

  AUCTION RATE SECURITIES. Auction rate Municipal Securities permit the holder to sell the securities in an auction at par value at specified intervals. The dividend or interest is typically reset by "Dutch" auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities. A Fund will take the time remaining until the next scheduled auction date into account for purposes of determining the securities' duration.

CORPORATE DEBT OBLIGATIONS

  The Government Income, Core Fixed Income, Global Income and High Yield Funds may invest in corporate debt obligations. In addition to obligations of corporations, corporate debt obligations include securities issued by banks and other financial institutions. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations.

  The Government Income, Core Fixed Income, Global Income and High Yield Funds may also invest in trust preferred securities. A trust preferred or capital security is a long dated bond (for example, 30 years) with preferred features. The preferred features are that payment of interest can be deferred for a specified period without initiating a default event. From a bondholder's viewpoint, the securities are senior in claim to standard preferred stock but junior to other bondholders. From the issuer's viewpoint, the securities are attractive because their interest is deductible for tax purposes like other types of debt instruments.

CONVERTIBLE SECURITIES

  The Core Fixed Income and High Yield Funds may invest in convertible securities, including debt obligations, and for High Yield Fund preferred stock, of an issuer convertible at a stated exchange rate into common stock of the issuer. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock. Convertible securities in which a Fund invests are subject to the same rating criteria as its other investments in fixed-income securities.

PREFERRED STOCK, WARRANTS AND RIGHTS

  The High Yield Fund may invest in preferred stock, warrants and rights. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer's earnings and assets before common stock owners but after bond owners. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default (such as a covenant default or filing of a bankruptcy petition) or other non-compliance by the issuer with the terms of the preferred stock. Often, however, on the occurrence of any such event of default or non-compliance by the issuer, preferred stockholders will be entitled to gain representation on the issuer's board of directors or increase their existing board representation. In addition, preferred stockholders may be granted voting rights with respect to certain issues on the occurrence of any event of default.

  Warrants and other rights are options to buy a stated number of shares of common stock at a specified price at any time during the life of the warrant. The holders of warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

FOREIGN INVESTMENTS

  FOREIGN SECURITIES. The Global Income Fund will, and the Core Fixed Income and High Yield Funds may, invest in fixed-income securities of foreign issuers denominated in any currency. However, the Core Fixed Income and High Yield Funds will limit their investments in non-U.S. dollar-denominated fixed-income securities to 25% of their total assets. Investment in foreign securities may offer potential benefits that are not available from investing exclusively in U.S. dollar-denominated domestic issues. Foreign countries may have economic policies or business cycles different from those of the U.S. and markets for foreign fixed-income securities do not necessarily move in a manner parallel to U.S. markets.

  Investing in the securities of foreign issuers involves risks that are not typically associated with investing in fixed-income securities of domestic issuers quoted in U.S. dollars. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage). A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security. In addition, if the currency in which a Fund receives dividends, interest or other payments declines in value against the U.S. dollar before such income is distributed as dividends to shareholders or converted to U.S. dollars, the Fund may have to sell portfolio securities to obtain sufficient cash to pay such dividends. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have been unable to keep pace with the volume of securities transactions, making it more difficult to conduct such transactions.

  The Core Fixed Income, Global Income and High Yield Funds may invest in an issuer domiciled in one country yet issuing the security in the currency of another country. The Funds may also invest in debt securities denominated in the European Currency Unit ("ECU"), which is a "basket" consisting of specified amounts in the currencies of certain of the twelve member states of the European Community. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community from time to time to reflect changes in relative values of the underlying currencies. In addition, the Funds may invest in securities denominated in other currency "baskets."

  Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a U.S. issuer. In addition, there is generally less government regulation of foreign markets, companies and securities dealers than in the U.S. Foreign securities markets may have substantially less volume than U.S. securities markets and securities of many foreign issuers may be less liquid and more volatile than securities of comparable domestic issuers. Furthermore, with respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains), limitations on the removal of funds or other assets of a Fund, political or social instability or diplomatic developments which could affect investments in those countries.

  FOREIGN GOVERNMENT SECURITIES. The Core Fixed Income, Global Income and High Yield Funds may invest in debt obligations of foreign governments and governmental agencies, including those of emerging countries. Investment in sovereign debt obligations involves special risks not present in debt obligations of corporate issuers. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and a Fund may have limited recourse in the event of a default. Periods of economic uncertainty may result in volatility of market prices of sovereign debt, and in turn a Fund's net asset value, to a greater extent than the volatility inherent in debt obligations of U.S. issuers. A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders and the political constraints to which a sovereign debtor may be subject.

  EMERGING MARKETS. The Core Fixed Income and Global Income Funds may invest up to 10% and the High Yield Fund may invest up to 25% of their total assets in securities of issuers located in countries with emerging economies or securities markets ("emerging markets"). Political and economic structures in many emerging markets may be undergoing significant evolution and rapid development, and emerging markets may lack the social, political and economic stability characteristics of more developed countries. As a result, the risks relating to investments in foreign securities described above, including the possibility of nationalization, expropriation and confiscatory taxation, may be heightened. In addition, unanticipated political and social developments may affect the value of a Fund's investments in emerging markets and the availability to the Fund of additional investments in such countries. The small size and inexperience of the securities markets in certain emerging markets and the limited volume of trading in securities in those countries may make a Fund's investments in such countries less liquid and more volatile than investments in countries with more developed securities markets (such as the U.S., Japan and most Western European countries). See the Additional Statement for further information regarding a Fund's investments in emerging markets.

  FOREIGN CURRENCY TRANSACTIONS. Because investment in foreign issuers by the Core Fixed Income, Global Income and High Yield Funds will usually involve currencies of foreign countries, and because the Funds may have currency exposure independent of their securities positions, the value of the assets of a Fund as measured in U.S. dollars will be affected by changes in foreign currency exchange rates. A Fund may, to the extent it invests in foreign securities, purchase or sell foreign currencies on a spot basis and may also purchase or sell forward foreign currency exchange contracts for hedging purposes and to seek to protect against anticipated changes in future foreign currency exchange rates. In addition, a Fund may enter into such contracts to seek to increase total return when the Investment Adviser anticipates that the foreign currency will appreciate or depreciate in value, but securities denominated or quoted in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. When entered into to seek to increase total return, forward foreign currency exchange contracts are considered speculative. The Funds may also engage in cross-hedging by using forward contracts in a currency different from that in which the hedged security is denominated or quoted if the Investment Advisers determine that there is a pattern of correlation between the two currencies. If a Fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose or to sell foreign currency to seek to increase total return, the Fund will be required to place cash or liquid assets in a segregated account with the Fund's custodian in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract, or to otherwise cover its position in a manner permitted by the SEC. A Fund will incur costs in connection with conversions between various currencies. A Fund may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the Investment Adviser, it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate.

  Currency exchange rates may fluctuate significantly over short periods of time causing, along with other factors, a Fund's net asset value to fluctuate. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. To the extent that a substantial portion of a Fund's total assets, adjusted to reflect the Fund's net position after giving effect to currency transactions, is denominated or quoted in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries.

  The market in forward foreign currency exchange contracts, currency swaps and other privately negotiated currency instruments offers less protection against defaults by the other party to such instruments than is available for currency instruments traded on an exchange. Such contracts are subject to the risk that the counterparty to the contract will default on its obligations. Since these contracts are not guaranteed by an exchange or clearinghouse, a default on a contract would deprive a Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force a Fund to cover its purchase or sale commitments, if any, at the current market price. A Fund will not enter into forward foreign currency exchange contracts, currency swaps or other privately negotiated currency instruments unless the credit quality of the unsecured senior debt or the claims-paying ability of the counterparty is considered to be investment grade by the Investment Adviser.

  The Core Fixed Income, Global Income and High Yield Funds' use of foreign currency management techniques in emerging markets may be limited. Due to the limited market for these instruments in emerging markets, the Investment Adviser does not currently anticipate that a significant portion of the Funds' currency exposure in emerging markets, if any, will be covered by such instruments. For a discussion of such instruments and the risks associated with their use, see "Investment Objectives and Policies" in the Additional Statement.

STRUCTURED SECURITIES

  The Core Fixed Income, Global Income and High Yield Funds may invest in structured securities. The value of the principal of and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, result in the loss of a Fund's investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference. Consequently, structured securities may entail a greater degree of market risk than other types of fixed-income securities. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex securities.

ZERO COUPON, DEFERRED INTEREST, PAY-IN-KIND AND CAPITAL APPRECIATION BONDS

  Each Fund may invest in zero coupon, deferred interest and capital appreciation bonds. These are securities issued at a discount from their face value because interest payments are typically postponed until maturity. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security's liquidity and the issuer's credit quality. These securities also may take the form of debt securities that have been stripped of their interest payments. Each Fund may also invest in pay-in-kind securities which are securities that have interest payable by the delivery of additional securities. A portion of the discount with respect to stripped tax-exempt securities or their coupons may be taxable. The market prices of zero coupon, deferred interest, pay-in-kind and capital appreciation bonds generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. A Fund's investments in zero coupon, deferred interest, pay-in-kind and capital appreciation bonds may require the Fund to sell certain of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements. See "Taxation" in the Additional Statement.


                                 RISK FACTORS

  INTEREST RATE RISK. When interest rates decline, the market value of fixed income securities tends to increase. Conversely, when interest rates increase, the market value of fixed-income securities tends to decline. Volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument.

  DEFAULT RISK/CREDIT RISK. Investments in fixed-income securities are subject to the risk that the issuer could default on its obligations and a Fund could sustain losses on such investments. A default could impact both interest and principal payments.

  CALL RISK AND EXTENSION RISK. Fixed-income securities may be subject to both call risk and extension risk. Call risk (i.e., where the issuer exercises its right to pay principal on an obligation earlier than scheduled) causes cash flow to be returned earlier than expected. Call risk typically results when interest rates have declined.Under such circumstances, a Fund may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities. Extension risk (i.e., where the issuer exercises its right to pay principal on an obligation later than scheduled) causes cash flows to be returned later than expected. Extension risk typically results when interest rates have increased. Under such circumstances, a Fund will suffer from the inability to invest in higher yielding securities. Certain types of U.S. Government, Asset-Backed, corporate, foreign, Mortgage-Backed and Municipal Securities have call and/or extension risk.

  The investment characteristics of Mortgage-Backed Securities and Asset-Backed Securities differ from those of traditional fixed-income securities because they generally have both call risk (also known as prepayment risk) and extension risk. Homeowners have the option to prepay their mortgage. Therefore, the duration of a security backed by home mortgages can either shorten (call risk) or lengthen (extension risk). Investors are exposed to the fluctuating principal and interest payments associated with such securities. In general, if interest rates on new mortgage loans fall sufficiently below the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to increase. Conversely, if mortgage loan interest rates rise above the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to decrease.

  ARMs also have the risk of prepayments, which will have a greater impact on the Adjustable Rate Government Fund. The rate of principal prepayments with respect to ARMs has fluctuated in recent years. As with fixed rate mortgage loans, ARMs may be subject to a greater rate of principal repayments in a declining interest rate environment. For example, if prevailing interest rates fall significantly, ARMs could be subject to higher prepayment rates (than if prevailing interest rates remain constant or increase) because the availability of low fixed rate mortgages may encourage mortgagors to refinance their ARMs to "lock-in" a fixed-rate mortgage. Conversely, if prevailing interest rates rise significantly, ARMs may prepay more slowly. As with fixed-rate mortgages, ARM prepayment rates vary in both stable and changing interest rate environments. There are certain ARMs where the homeowner's payments do not fully cover interest, so the principal balance increases over time. These "negative amortizing" ARMs may be subject to greater default risk.

  DERIVATIVE MORTGAGE-BACKED SECURITIES. Because derivative Mortgage-Backed Securities (such as principal-only (POs), interest-only (IOs) or inverse floating-rate securities) are more exposed to mortgage prepayments, they generally involve a greater amount of risk. Small changes in prepayments can significantly impact the cash flow and the market value of these securities. The risk of faster than anticipated prepayments generally adversely affects IOs, super floaters and premium priced Mortgage-Backed Securities. The risk of slower than anticipated prepayments generally adversely affects POs, floating-rate securities subject to interest rate caps, support tranches and discount priced Mortgage-Backed Securities. In addition, particular derivative securities may be leveraged such that their exposure (i.e., price sensitivity) to interest rate and/or prepayment risk is magnified.

  RISKS OF DERIVATIVE TRANSACTIONS. A Fund's transactions, if any, in options, futures, options on futures, swaps, interest rate caps, floors and collars, structured securities, inverse floating-rate securities and currency transactions involve certain risks, including a possible lack of correlation between changes in the value of hedging instruments and the portfolio assets being hedged, the potential illiquidity of the markets for derivative instruments, the risks arising from margin requirements and related leverage factors associated with such transactions. The use of these management techniques to seek to increase total return may be regarded as a speculative practice and involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices, interest rates or currency prices. A Fund's use of certain derivative transactions may be limited by the requirements of the Internal Revenue Code of 1986, as amended (the "Code") for qualification as a regulated investment company.

  TAX RISK OF MUNICIPAL SECURITIES. The yields and market values of Municipal Securities may be more adversely impacted by changes in tax rates and policies than taxable fixed-income securities. Because interest income from Municipal Securities is normally not subject to regular federal income taxation, the attractiveness of Municipal Securities in relation to other investment alternatives is affected by changes in federal income tax rates applicable to, or the continuing federal income tax-exempt status of, such interest income. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of Municipal Securities, which could in turn affect a Fund's ability to acquire and dispose of Municipal Securities at desirable yield and price levels.

  RISKS OF INVESTING IN NON-INVESTMENT GRADE FIXED-INCOME SECURITIES. Non-investment grade fixed- income securities are considered predominantly speculative by traditional investment standards. In some cases, these obligations may be highly speculative and have poor prospects for reaching investment grade standing. Non-investment grade fixed-income securities and unrated securities of comparable credit quality (commonly known as "junk bonds") are subject to the increased risk of an issuer's inability to meet principal and interest obligations. These securities, also referred to as high yield securities, may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

  Non-investment grade fixed-income securities are often issued in connection with a corporate reorganization or restructuring or as part of a merger, acquisition, takeover or similar event. They are also issued by less established companies seeking to expand. Such issuers are often highly leveraged and generally less able than more established or less leveraged entities to make scheduled payments of principal and interest in the event of adverse developments or business conditions.

  The market value of non-investment grade fixed-income securities tends to reflect individual corporate developments to a greater extent than that of higher rated securities which react primarily to fluctuations in the general level of interest rates. As a result, a Fund's ability to achieve its investment objectives may depend to a greater extent on the Investment Adviser's judgment concerning the creditworthiness of issuers than funds which invest in higher-rated securities. Issuers of non-investment grade fixed-income securities may not be able to make use of more traditional methods of financing and their ability to service debt obligations may be more adversely affected than issuers of higher-rated securities by economic downturns, specific corporate developments or the issuer's inability to meet specific projected business forecasts. Negative publicity about the junk bond market and investor perceptions regarding lower rated securities, whether or not based on fundamental analysis, may depress the prices for such securities.

  A holder's risk of loss from default is significantly greater for non-investment grade fixed-income securities than is the case for holders of other debt securities because such non-investment grade securities are generally unsecured and are often subordinated to the rights of other creditors of the issuers of such securities. Investment by a Fund in defaulted securities poses additional risk of loss should nonpayment of principal and interest continue in respect of such securities. Even if such securities are held to maturity, recovery by a Fund of its initial investment and any anticipated income or appreciation is uncertain.

  The secondary market for non-investment grade fixed-income securities is concentrated in relatively few market makers and is dominated by institutional investors, including mutual funds, insurance companies and other financial institutions. Accordingly, the secondary market for such securities is not as liquid as, and is more volatile than, the secondary market for higher-rated securities. In addition, market trading volume for high yield fixed-income securities is generally lower and the secondary market for such securities could contract under adverse market or economic conditions, independent of any specific adverse changes in the condition of a particular issuer. These factors may have an adverse effect on the market price and a Fund's ability to dispose of particular portfolio investments. A less liquid secondary market also may make it more difficult for a Fund to obtain precise valuations of the high yield securities in its portfolio.

  Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of non-investment grade securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the conditions of the issuer that affect the market value of the security. Consequently, credit ratings are used only as a preliminary indicator of investment quality. Investments in non-investment grade and comparable unrated obligations will be more dependent on the Investment Adviser's credit analysis than would be the case with investments in investment-grade debt obligations. The Investment Adviser employs its own credit research and analysis, which includes a study of existing debt, capital structure, ability to service debt and to pay dividends, the issuer's sensitivity to economic conditions, its operating history and the current trend of earnings. The Investment Adviser continually monitors the investments in a Fund's portfolio and evaluates whether to dispose of or to retain non-investment grade and comparable unrated securities whose credit ratings or credit quality may have changed.

  OTHER RISKS. Floating rate derivative debt securities present more complex types of interest rate risks. For example, range floaters are subject to the risk that the coupon will be reduced below market rates if a designated interest rate floats outside of a specified interest rate band or collar. Dual index or yield curve floaters are subject to lower prices in the event of an unfavorable change in the spread between two designated interest rates.

  Asset-Backed Securities present certain credit risks that are not presented by Mortgage-Backed Securities because Asset-Backed Securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. There is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities.

  FOREIGN RISKS. See "Foreign Securities" for a description of the risks of investing in foreign securities and currencies.


                             INVESTMENT TECHNIQUES

  MORTGAGE DOLLAR ROLLS. The Adjustable Rate Government, Short Duration Government, Government Income, Core Fixed Income and Global Income Funds may enter into mortgage "dollar rolls" in which a Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date for the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund . Successful use of mortgage dollar rolls depends upon the Investment Adviser's ability to predict correctly interest rates and mortgage prepayments. There is no assurance that mortgage dollar rolls can be successfully employed. The Fund will hold and maintain in a segregated account until the settlement date cash or liquid assets in an amount equal to the forward purchase price. For financial reporting and tax purposes, each Fund treats mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale. The Funds do not currently intend to enter into mortgage dollar rolls that are accounted for as a financing.

  OPTIONS ON SECURITIES AND SECURITIES INDICES. Each Fund may write (sell) covered call and put options and purchase put and call options on any securities in which it may invest or on any securities index comprised of securities in which it may invest. The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of options to seek to increase total return involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices or interest rates. The successful use of options for hedging purposes also depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. If the Investment Adviser is incorrect in its expectation of changes in securities prices or determination of the correlation between the securities indices on which options are written and purchased and the securities in a Fund's investment portfolio, the investment performance of the Fund will be less favorable than it would have been in the absence of such options transactions. The writing of options could increase a Fund's portfolio turnover rate and, therefore, associated brokerage commissions or spreads.

  OPTIONS ON FOREIGN CURRENCIES. The Core Fixed Income, Global Income and High Yield Funds may, to the extent they invest in foreign securities, purchase and sell (write) put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. In addition, the Core Fixed Income, Global Income and High Yield Funds may use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different currency, if there is a pattern of correlation between the two currencies. As with other kinds of option transactions, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received. If an option that a Fund has written is exercised, the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. In addition to purchasing put and call options for hedging purposes, a Fund may purchase call or put options on currency to seek to increase total return when the Investment Adviser anticipates that the currency will appreciate or depreciate in value, but the securities quoted or denominated in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. When purchased or sold to seek to increase total return, options on currencies are considered speculative. Options on foreign currencies to be written or purchased by the Funds will be traded on U.S. and foreign exchanges or over-the-counter.

  FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. To seek to increase total return or to hedge against changes in interest rates or securities prices, or in the case of the Core Fixed Income, Global Income and High Yield Funds, currency exchange rates, a Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on any of such futures contracts. Each Fund may also enter into closing purchase and sale transactions with respect to any such contracts and options. The futures contracts may be based on various securities (such as U.S. Government Securities), foreign currencies, in the case of the Core Fixed Income, Global Income and High Yield Funds, securities indices and other financial instruments and indices. A Fund will engage in futures and related options transactions only for bona fide hedging purposes as defined in regulations of the Commodity Futures Trading Commission or to seek to increase total return to the extent permitted by such regulations. A Fund may not purchase or sell futures contracts or purchase or sell related options to seek to increase total return, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of initial margin deposits and premiums paid on a Fund's outstanding positions in futures and related options entered into for the purpose of seeking to increase total return would exceed 5% of the market value of a Fund's net assets. These transactions involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities or currencies, require the Fund to segregate and maintain cash or liquid assets with a value equal to the amount of the Fund's obligations or to otherwise cover the obligations in a manner permitted by the SEC.

  While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. See "Investment Techniques--Futures Contracts and Options on Futures Contracts" in the Additional Statement. Thus, while a Fund may benefit from the use of futures and options on futures, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance than if the Fund had not entered into any futures contracts or options transactions. Because perfect correlation between a futures position and portfolio position that is intended to be protected is impossible to achieve, the desired protection may not be obtained and a Fund may be exposed to risk of loss. The loss incurred by a Fund in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received. Futures markets are highly volatile and the use of futures may increase the volatility of a Fund's net asset value. The profitability of a Fund's trading in futures to seek to increase total return depends upon the ability of the Investment Adviser to analyze correctly the futures markets. In addition, because of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to a Fund. Further, futures contracts and options on futures may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day.

  CURRENCY SWAPS. The Core Fixed Income, Global Income and High Yield Funds may enter into currency swaps for hedging purposes or to seek to increase total return. Currency swaps involve the exchange by a Fund with another party of their respective rights to make or receive payments in specified currencies. Currency swaps usually involve the delivery of a gross payment stream in one designated currency in exchange for the gross payment stream in another designated currency. Therefore, the entire payment stream under a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A Fund will not enter into swap transactions unless the unsecured commercial paper, senior debt or claims-paying ability of the other party thereto is rated either AA or A-1 or better by S&P or Aa or P-1 or better by Moody's, or, if unrated by such rating organizations, determined to be of comparable quality by the Investment Adviser. The use of currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Adviser is incorrect in its forecasts of currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.

  WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS. Each Fund may purchase when-issued securities. When-issued transactions arise when securities are purchased by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Each Fund may also purchase securities on a forward commitment basis; that is, make contracts to purchase securities for a fixed price at a future date beyond the customary three-day settlement. A Fund is required to hold and maintain in a segregated account with the Fund's custodian until three days prior to settlement date, cash or liquid assets in an amount sufficient to meet the purchase price. Alternatively, each Fund may enter into offsetting contracts for the forward sale of other securities that it owns. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, a Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate to do so.

  ILLIQUID AND RESTRICTED SECURITIES. A Fund may not invest more than 15% of its net assets in illiquid investments, which include securities (both foreign and domestic) that are not readily marketable, certain SMBS, certain municipal leases and participation interests, repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days, certain over-the-counter options and certain restricted securities, unless it is determined, based upon the continuing review of the trading markets for a specific restricted security, that such restricted security is eligible for resale under Rule 144A under the Securities Act of 1933 and, therefore, is liquid. The Trustees have adopted guidelines under which the Investment Adviser determines and monitors the liquidity of portfolio securities subject to the oversight of the Trustees. Investing in restricted securities eligible for resale pursuant to Rule 144A may decrease the liquidity in a Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

  REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements with dealers in U.S. Government Securities and member banks of the Federal Reserve System which furnish collateral at least equal in value or market price to the amount of their repurchase obligation. The Core Fixed Income, Global Income and High Yield Funds may also enter into repurchase agreements involving certain foreign government securities. If the other party or "seller" defaults, a Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund in connection with the related repurchase agreement are less than the repurchase price. In addition, in the event of bankruptcy of the seller or failure of the seller to repurchase the securities as agreed, a Fund could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement. The Trustees have reviewed and approved certain counterparties whom they believe to be creditworthy and have authorized the Funds to enter into repurchase agreements with such counterparties. In addition, each Fund, together with other registered investment companies having management agreements with the Investment Adviser, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

  TEMPORARY INVESTMENTS. Each Fund may, for temporary defensive purposes, invest up to 100% of its total assets in (i) U. S. Government Securities or
(ii) repurchase agreements collateralized by U.S. Government Securities. The Short Duration Tax-Free and Municipal Income Funds may for temporary defensive purposes depart from their stated investment objectives and invest more than 20% of their respective net assets in taxable investments. The High Yield Fund may for temporary defensive purposes invest in investment grade securities.

MISCELLANEOUS TECHNIQUES

  In addition to the techniques and investments described above, each Fund may, with respect to no more than 5% of its net assets, engage in the following techniques and investments: (i) portfolio securities lending, (ii) mortgage swaps (other than Short Duration Tax-Free and Municipal Income Funds) and interest rate swaps, caps, floors and collars, (iii) inverse floating rate securities, (iv) yield curve options, (v) other investment companies, (vi) custodial receipts and (vii) with respect to the Short Duration Tax-Free and Municipal Income Funds, tender option bonds and standby commitments.

  In addition, each Fund may borrow up to 33 1/3% of its total assets from banks for temporary or emergency purposes. A Fund may not make additional investments if borrowings (excluding covered mortgage dollar rolls) exceed 5% of its total assets. For more information, see the Additional Statement.


                            INVESTMENT RESTRICTIONS

  Each Fund is subject to certain investment restrictions that are described in detail under "Investment Restrictions" in the Additional Statement. Fundamental investment restrictions of a Fund cannot be changed without approval of a majority of the outstanding shares of that Fund as defined in the Additional Statement. Each Fund's investment objectives and all policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in a Fund's investment objectives, shareholders should consider whether that Fund still remains an appropriate investment in light of their then current financial positions and needs.

  The Short Duration Tax-Free and Municipal Income Funds' policies to invest, under normal market conditions, at least 80% of their respective net assets in Municipal Securities, the interest on which is exempt from regular federal income tax, is fundamental and may not be changed without shareholder approval. For more information on a Fund's investment restrictions, an investor should obtain the Additional Statement.

  NON-DIVERSIFIED STATUS. Since the Global Income Fund is "non-diversified" under the Act, it is subject only to certain federal tax diversification requirements. Under federal tax laws, the Global Income Fund may, with respect to 50% of its total assets, invest up to 25% of its total assets in the securities of any issuer (except that this limitation does not apply to U.S. Government Securities). With respect to the remaining 50% of the Fund's total assets, (1) the Fund may not invest more than 5% of its total assets in the securities of any one issuer (other than the U.S. Government), and (2) the Fund may not acquire more than 10% of the outstanding voting securities of any one issuer. These tests apply at the end of each quarter of its taxable year and are subject to certain conditions and limitations under the Code. Since the Global Income Fund is not diversified under the Act, it will be more susceptible to adverse developments affecting any single issuer. The Adjustable Rate Government, Short Duration Government, Short Duration Tax-Free, Government Income, Municipal Income, Core Fixed Income and High Yield Funds are, in addition to these tax diversification requirements, also subject to the diversification requirements arising out of their diversified status under the Act.


                              PORTFOLIO TURNOVER

  Each Fund may engage in active short-term trading to benefit from yield disparities among different issues of securities or among the markets for fixed-income securities, or for other reasons. It is anticipated that the portfolio turnover rate of each Fund will vary from year to year. The portfolio turnover rate is computed by dividing the lesser of the dollar amount of securities purchased or securities sold (excluding all securities whose maturities at acquisition are one year or less) by the average monthly value of such securities owned during the year. A 100% turnover rate would occur, for example, if all of the securities held by a Fund were sold and replaced within one year. The Investment Adviser will not consider the portfolio turnover rate a limiting factor in making investment decisions for a Fund consistent with the Fund's investment objectives and portfolio management policies. A high rate of portfolio turnover results in increased transaction costs to a Fund. The portfolio turnover rate includes the effect of entering into mortgage dollar rolls. See "Financial Highlights" for a statement of each Fund's historical portfolio turnover rates.

                                  MANAGEMENT

TRUSTEES AND OFFICERS

  The Trustees are responsible for deciding matters of general policy and reviewing the actions of the Investment Advisers, distributor and transfer agent. The officers of the Trust conduct and supervise each Fund's daily business operations. The Additional Statement contains information as to the identity of, and other information about, the Trustees and officers of the Trust.

INVESTMENT ADVISERS

  INVESTMENT ADVISERS. Goldman Sachs Funds Management, L.P., One New York Plaza, New York, New York 10004, a Delaware limited partnership which is an affiliate of Goldman Sachs, serves as investment adviser to the Adjustable Rate Government and Short Duration Government Funds. Goldman Sachs Funds Management, L.P. registered as an investment adviser in 1990. Goldman Sachs Asset Management, One New York Plaza, New York, New York 10004, a separate operating division of Goldman Sachs, serves as investment adviser to the Short Duration Tax-Free, Government Income, Municipal Income, Core Fixed Income and High Yield Funds. Goldman Sachs registered as an investment adviser in 1981. Goldman Sachs Asset Management International, 133 Peterborough Court, London EC4A 2BB, England, an affiliate of Goldman Sachs, serves as investment adviser to the Global Income Fund. Goldman Sachs Asset Management International became a member of the Investment Management Regulatory Organization Limited in 1990 and registered as an investment adviser in 1991. As of January 26, 1998, GSAM, GSFM and GSAMI, together with their affiliates, acted as investment adviser or distributor for assets in excess of $140 billion.

  Under a Management Agreement with each Fund, the applicable Investment Adviser, subject to the general supervision of the Trustees, provides day-to-day advice as to the Fund's portfolio transactions. Goldman Sachs has agreed to permit the Funds to use the name "Goldman Sachs" or a derivative thereof as part of each Fund's name for as long as a Fund's Management Agreement is in effect.

  In performing its investment advisory services, each Investment Adviser, while remaining ultimately responsible for the management of the Funds, is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. In addition, the Investment Advisers will have access to the research of, and certain proprietary technical models developed by, Goldman Sachs and may apply quantitative and qualitative analysis in determining the appropriate allocations among the categories of issuers and types of securities.

  Under the Management Agreement, each Investment Adviser also: (i) supervises all non-advisory operations of each Fund that it advises; (ii) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of each Fund;
(iii) arranges for at each Fund's expense (a) the preparation of all required tax returns, (b) the preparation and submission of reports to existing shareholders, (c) the periodic updating of prospectuses and statements of additional information and (d) the preparation of reports to be filed with the SEC and other regulatory authorities; (iv) maintains each Fund's records; and
(v) provides office space and all necessary office equipment and services.

  ADJUSTABLE RATE GOVERNMENT AND SHORT DURATION GOVERNMENT FUNDS. The Funds' portfolio managers are Jonathan A. Beinner, Richard C. Lucy, James B. Clark, Peter A. Dion and James P. McCarthy. Their responsibilities include investing in the particular types of securities the Funds may hold. Mr. Beinner is a Managing Director of Goldman Sachs and Co-Head of GSAM's U.S. Fixed Income Department. Mr. Beinner joined the Investment Adviser in 1990. Mr. Lucy is a Vice President of Goldman Sachs and Co-Head of GSAM's U.S. Fixed Income Department. Mr. Lucy joined the Investment Adviser in 1992. Mr. Clark joined GSAM in 1994 after working as a senior trader at the Federal Home Loan Mortgage Corporation. Prior to that, he was an investment manager at Travelers Insurance Company. Mr. Dion is a Vice President of Goldman Sachs and joined GSAM in 1992. Mr. McCarthy is a Vice President of Goldman Sachs. Mr. McCarthy joined GSAM in 1995 after working as a bond trader at Nomura Securities.

  GOVERNMENT INCOME AND CORE FIXED INCOME FUNDS. The Funds' portfolio managers are Jonathan A. Beinner and Richard C. Lucy. See above for information about Mr. Beinner and Mr. Lucy. Messrs. Beinner and Lucy each specialize in investing in a particular type of security the Fund may hold. James Clark is also a portfolio manager for the Government Income Fund. See above for information about Mr. Clark.

  SHORT DURATION TAX-FREE AND MUNICIPAL INCOME FUNDS. The Funds' portfolio managers are Benjamin S. Thompson and Elisabeth Schupf Lonsdale. Mr. Thompson and Ms. Lonsdale each specialize in municipal securities. Mr. Thompson's responsibilities include developing investment strategy and structuring portfolios. Ms. Lonsdale is also responsible for GSAM's municipal credit research. Mr. Thompson worked in the institutional sales and marketing group at GSAM until he joined the fixed-income team in 1993. Prior to joining GSAM in early 1992, Mr. Thompson worked in the Structured Finance Group of the Chase Manhattan Bank. Before rejoining Goldman Sachs in 1995, Ms. Lonsdale was a Director of Fitch Investors Service evaluating the credit ratings of tax-backed issues. Prior to that, she worked for ten years in the Goldman Sachs Municipal Finance Department.

  GLOBAL INCOME FUND. The Fund's portfolio managers are Stephen Fitzgerald and Andrew Wilson. Mr. Fitzgerald joined GSAMI in 1992 and is an Executive Director and Chief Investment Officer for international fixed income. Mr. Wilson joined GSAMI in 1995 and is Executive Director and Portfolio Manager for international fixed income. Prior to joining GSAMI, he spent three years as an Assistant Director at Rothschild Asset Management where he was responsible for managing global and international bond portfolios, with specific focus on the U.S., Canadian, Australian and Japanese economies.

  HIGH YIELD FUND. The Fund's portfolio managers are Richard Buckholz, Christopher Testa, Michael L. Pasternak and Andrew Jessop. Mr. Buckholz is a Vice President of Goldman Sachs and is responsible for emerging markets fixed income portfolio management. Mr. Buckholz joined GSAM in 1994. Prior to joining GSAM, Mr. Buckholz was Head of Emerging Market Fixed Income Research at Bear Stearns & Company and previously in a similar position at Citibank. Mr. Testa is a Vice President of Goldman Sachs and Director of Credit Research responsible for corporate bond research. Mr. Testa joined GSAM in 1994. Prior to joining GSAM, Mr. Testa was a credit analyst with CS First Boston and prior to that he was an analyst for Metropolitan Life Insurance Company investing in private placements and public debt. Mr. Pasternak is a Vice President of Goldman Sachs and is responsible for managing high yield assets. Mr. Pasternak joined GSAM in 1997. Prior to joining GSAM, Mr. Pasternak spent eight years managing high yield corporate bond and loan portfolios at Saudi International Bank (an affiliate of JP Morgan) in London. Prior to that, he was an officer of the bank in Eurocurrency Lending and Syndications and served as an investment analyst in New York. Mr. Jessop is a Vice President of Goldman Sachs and is responsible for managing high yield assets. Mr. Jessop joined GSAM in 1997. Prior to joining GSAM, Mr. Jessop spent six years managing high yield portfolios at Saudi International Bank in London. Prior to that, he worked for the bank on the interest rate swap desk and served as an investment analyst in New York.

  It is the responsibility of the Investment Adviser to make the investment decisions for a Fund and to place the purchase and sale orders for the Fund's portfolio transactions in U.S. and foreign markets. Such orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Goldman Sachs or its affiliates. In effecting purchases and sales of portfolio securities for the Funds, the Investment Advisers will seek the best price and execution of a Fund's orders. In doing so, where two or more brokers or dealers offer comparable prices and execution for a particular trade, consideration may be given to whether the broker or dealer provides investment research or brokerage services or sells shares of any Goldman Sachs Fund. See the Additional Statement for a further description of the Investment Advisers' brokerage allocation practices.

  As compensation for its services rendered and assumption of certain expenses pursuant to separate Management Agreements, GSAM, GSFM and GSAMI are entitled to the following fees, computed daily and payable monthly at the annual rates listed below:

                                                                FOR THE FISCAL
                                                                YEAR OR PERIOD
                                                   CONTRACTUAL       ENDED
                                                      RATE*    OCTOBER 31, 1997*
                                                   ----------- -----------------
GSAM
----
Short Duration Tax-Free...........................    0.40%          0.40%
Government Income.................................    0.65%          0.25%
Municipal Income..................................    0.55%          0.55%
Core Fixed Income.................................    0.40%          0.40%
High Yield........................................    0.70%          0.65%
GSFM
----
Adjustable Rate Government........................    0.40%          0.40%
Short Duration Government.........................    0.50%          0.40%
GSAMI
-----
Global Income.....................................    0.90%          0.59%

--------

* The difference, if any, between the stated fees and the actual fees paid by the Funds reflects that the applicable Investment Adviser did not charge the full amount of the fees to which it would have been entitled for the year ended October 31, 1997. Effective March 1, 1998, the management fee for the Short Duration Government Fund and Government Income Fund will equal 0.50% and 0.65%, respectively. The Investment Advisers may discontinue or modify such limitations in the future at their discretion, although they have no current intention to do so.

  The Investment Advisers to the Short Duration Government, Short Duration Tax-Free, Government Income, Municipal Income, Core Fixed Income, Global Income and High Yield Funds have voluntarily agreed to reduce or limit certain "Other Expenses" of such Funds (excluding management, distribution and authorized dealer service fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses (and transfer agency fees in the case of the Global Income and High Yield Funds)) to the extent such expenses exceed 0.05%, 0.05%, 0.00%, 0.05%, 0.05%, 0.06% and 0.14%
per annum of such Funds' average daily net assets, respectively. Such reductions or limits, if any, are calculated monthly on a cumulative basis and may be discontinued or modified by the applicable Investment Adviser in its discretion at any time.

  ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS. The involvement of the Investment Advisers, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to a Fund or limit a Fund's investment activities. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Funds and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Funds. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds. The results of a Fund's investment activities, therefore, may differ from those of Goldman Sachs and its affiliates and it is possible that a Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for proprietary or other accounts. In addition, the Funds may, from time to time, enter into transactions in which other clients of Goldman Sachs have an adverse interest. From time to time, a Fund's activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. See "Management-- Activities of Goldman Sachs and its Affiliates and Other Accounts Managed by Goldman Sachs" in the Additional Statement for further information.

DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 85 Broad Street, New York, New York 10004, serves as the exclusive distributor (the "Distributor") of each Fund's shares. Shares may also be sold by Authorized Dealers. Authorized Dealers include investment dealers that are members of the NASD and certain other financial service firms. To become an Authorized Dealer, a dealer or financial service firm must enter into a sales agreement with Goldman Sachs. The minimum investment requirements, services, programs and purchase and redemption options for shares purchased through a particular Authorized Dealer may be different from those available to investors purchasing through other Authorized Dealers.

  Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606, also serves as each Fund's transfer agent (the "Transfer Agent") and as such performs various shareholder servicing functions. The Global Income and High Yield Funds pay Goldman Sachs (as Transfer Agent) a fee with respect to Class A, Class B and Class C shares of $12,000 per year plus $7.50 per account (plus out-of-pocket and transaction-related expenses). The Global Income and High Yield Funds' Class A, Class B and Class C shares may also bear fees paid to Authorized Dealers or other persons providing sub-transfer agency and similar services. The Adjustable Rate Government, Short Duration Government, Short Duration Tax-Free, Government Income, Municipal Income and Core Fixed Income Funds pay Goldman Sachs transfer agency fees and expenses with respect to Class A, Class B and Class C shares equal to each class's proportionate share of a Fund's total transfer agency costs. Such costs are equal to the charges set forth above applicable to Class A, Class B and Class C shares plus 0.04% of the average daily net assets of the other classes of the Fund plus any sub-transfer agency expenses. Shareholders with inquiries regarding any Fund should contact Goldman Sachs (as Transfer Agent) at the address or the telephone number set forth on the back cover page of this Prospectus.

  From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Funds. Goldman Sachs reserves the right to redeem at any time some or all of the shares acquired for its own account.


                            REPORTS TO SHAREHOLDERS

  Shareholders will receive an annual report containing audited financial statements and a semi-annual report. Each shareholder will also be provided with a printed confirmation for each transaction in the shareholder's account and an individual quarterly account statement. A year-to-date statement for any account will be provided upon request made to Goldman Sachs. The Funds do not generally provide sub-accounting services.

                                 HOW TO INVEST


ALTERNATIVE PURCHASE ARRANGEMENTS

  Each Fund continuously offers through this Prospectus Class A, Class B and Class C shares as described more fully in "How to Buy Shares of the Funds." (As of the date of this Prospectus, the Adjustable Rate Government Fund did not offer Class B and Class C shares.) If you do not specify in your instructions to the Funds which class of shares you wish to purchase, the Funds will assume that your instructions apply to Class A shares.

  CLASS A SHARES. If you invest less than $1 million ($500,000 in the case of Short Duration Government and Short Duration Tax-Free Funds) in Class A shares you will pay an initial sales charge. Certain purchases may qualify for reduced initial sales charges. If you initially invest $1 million ($500,000 in the case of Short Duration Government and Short Duration Tax-Free Funds) or more in Class A shares of a Fund, no sales charge will be imposed at the time of purchase, but you will incur a deferred sales charge equal to 1.00% if you redeem your shares within 18 months of purchase. Direct purchases (as opposed to exchanges) of $1 million or more of Class A shares of the Adjustable Rate Government Fund will not be subject to a deferred sales charge when redeemed. Class A shares are subject to distribution fees of 0.25% (which currently are being waived in the case of Adjustable Rate Government, Short Duration Government, Short Duration Tax-Free, Core Fixed Income, Municipal Income, Government Income and High Yield Funds and are limited to 0.21% for the Global Income Fund) and authorized dealer service fees of 0.25%, per annum respectively, of each Fund's average daily net assets attributable to Class A shares.

  CLASS B SHARES. Class B shares are sold without an initial sales charge, but are subject to a contingent deferred sales charge ("CDSC") of up to 2% in the case of the Short Duration Government and Short Duration Tax-Free Funds if redeemed within three years of purchase and up to 5% in the case of the Government Income, Municipal Income, Core Fixed Income, Global Income and High Yield Funds if redeemed within six years of purchase. Class B shares are subject to distribution and authorized dealer service fees of 0.75% (which is currently being limited to 0.60% in the case of the Short Duration Government and Short Duration Tax-Free Funds) and 0.25%, per annum respectively, of a Fund's average daily net assets attributable to Class B shares. See "Distribution and Authorized Dealer Service Plans." Class B shares will automatically convert to Class A shares, based on their relative net asset values, eight years after the initial purchase. Your entire investment in Class B shares is available to work for you from the time you make your initial investment, but the distribution fee paid by Class B shares will cause your Class B shares (until conversion to Class A shares) to have a higher expense ratio and to pay lower dividends, to the extent dividends are paid, than Class A shares.

  CLASS C SHARES. Class C shares are sold without an initial sales charge, but are subject to a CDSC of 1% if redeemed within 12 months of purchase. Class C shares are subject to distribution and authorized dealer service fees of 0.75% and 0.25%, per annum, respectively, of a Fund's average daily net assets attributable to Class C shares. See "Distribution and Authorized Dealer Service Plans." Class C shares have no conversion feature, and accordingly, an investor that purchases Class C shares will be subject to the distribution fees imposed on Class C shares for an indefinite period, subject to annual approval by the Trust's Board of Trustees and certain regulatory limitations. Your entire investment in Class C shares is available to work for you from the time you make your initial investment, but the distribution fee paid by Class C shares will cause your Class C shares to have a higher expense ratio and to pay lower dividends, to the extent dividends are paid, than Class A shares (or Class B shares after conversion to Class A shares).

  FACTORS TO CONSIDER IN CHOOSING CLASS A, CLASS B OR CLASS C SHARES. The decision as to which class to purchase depends on the amount you invest, the intended length of the investment and your personal situation. For example, if you are making an investment of $100,000 or more that qualifies for a reduced sales charge, you should consider purchasing Class A shares. A brief description of when the initial sales charge may be reduced or eliminated is set forth below under "Right of Accumulation" and "Statement of Intention." If you prefer not to pay an initial sales charge on an investment and plan to hold your investment for at least six years (three in the case of the Short Duration Government and Short Duration Tax-Free Funds), you might consider purchasing Class B shares. If you prefer not to pay an initial sales charge and are unsure of the length of your investment or plan to hold your investment for less than eight years, you may prefer Class C shares. There is no size limit on the purchase of Class A shares. A maximum purchase limitation of $250,000 in the aggregate normally applies to purchases of Class B shares and $1,000,000 ($500,000 in the case of Short Duration Government and Short Duration Tax-Free) in the aggregate normally applies to purchases of Class C shares. Although Class C shares are subject to a CDSC for only twelve months and at a lower rate than Class B shares, Class C shares do not have the conversion feature applicable to Class B shares, making them subject to higher distribution fees for an indefinite period. Authorized Dealers may receive different compensation for selling Class A, Class B or Class C shares.

HOW TO BUY SHARES OF THE FUNDS -- CLASS A, CLASS B AND CLASS C SHARES

  You may purchase shares of the Funds through any Authorized Dealer (including Goldman Sachs) or directly from a Fund, c/o National Financial Data Services, Inc. ("NFDS"), P.O. Box 419711, Kansas City, MO 64141-6711 on any Business Day (as defined under "Additional Information") at the net asset value next determined after receipt of an order as described below under "Other Purchase Information" plus, in the case of Class A shares, any applicable sales charge. Currently, net asset value is determined as of the close of regular trading on the New York Stock Exchange (which is normally, but not always, 4:00 p.m. New York time) ("Close of Trading"). If a purchase order for shares of a Fund (other than Global Income Fund) is received with a specified settlement date in proper form by the Close of Trading and payment is made by (a) wire transfer or ACH transfer, shares will be issued and dividends declared with respect to such shares will begin to accrue on the later of (i) the Business Day after receipt of the purchase order or (ii) the date of receipt of payment for the shares or (b) check, Federal Reserve draft or bank wire, shares will be issued and dividends declared with respect to such shares will begin to accrue on the Business Day after the date payment is received. If a purchase order for shares of a Fund (other than the Global Income Fund) is received in proper form without a specified settlement date, shares will be issued and dividends declared with respect to such shares will begin to accrue on the Business Day after payment is received. Shares of the Global Income Fund will begin to be eligible for dividends paid on or after the day the shares are purchased.

  The minimum initial investment in each Fund is $1,000. An initial investment minimum of $250 applies to purchases in connection with Individual Retirement Account Plans or accounts established under the Uniform Gift to Minors Act ("UGMA"). An initial minimum investment of $250 applies to purchases in connection with 403(b) Plans. For purchases through the Automatic Investment Plan, the minimum investment is $50. The minimum subsequent investment is $50. These requirements may be waived at the discretion of the Trust's officers.

  You may pay for purchases of shares by check (except that the Trust will not accept a check drawn on a foreign bank or a third party check), Federal Reserve draft, federal funds wire, ACH transfer or bank wire. Purchases of shares by check or Federal Reserve draft should be made payable as follows:
(i) to an investor's Authorized Dealer, if purchased through such Authorized Dealer, or (ii) to Goldman Sachs Fixed Income Funds -- (Name of Fund and Class of shares) and sent to NFDS, P.O. Box 419711, Kansas City, MO 64141-6711. Federal funds wires, ACH transfers and bank wires should be sent to State Street Bank and Trust Company

("State Street"). Payment must be received within three Business Days after receipt of the purchase order. An investor's Authorized Dealer is responsible for forwarding payment promptly to the Fund.

  In order to make an initial investment in a Fund, an investor must establish an account with the Fund by furnishing to the Fund, Goldman Sachs or the investor's Authorized Dealer the information in the Account Application attached to this Prospectus. The Funds may refuse to open an account for any investor who fails to (i) provide a social security number or other taxpayer identification number, or (ii) certify that such number is correct (if required to do so under applicable law).

  The Funds reserve the right to redeem shares of any shareholder whose account balance is less than $50 as a result of earlier redemptions. Such redemptions will not be implemented if the value of a shareholder's account falls below the minimum account balance solely as a result of market conditions. A Fund will give sixty (60) days' prior written notice to shareholders whose shares are being redeemed to allow them to purchase sufficient additional shares of the Fund to avoid such redemption. In addition, the Funds and Goldman Sachs reserve the right to modify the minimum investment, the manner in which shares are offered and the sales charge rates applicable to future purchases of shares.

OFFERING PRICE -- CLASS A SHARES

  The offering price of Class A shares of the Government Income, Municipal Income, Core Fixed Income, Global Income and High Yield Funds is the next determined net asset value per share plus a sales charge, if any, paid to Goldman Sachs at the time of purchase of shares as shown in the following table:

                                                  SALES CHARGE   MAXIMUM DEALER
                                  SALES CHARGE AS AS PERCENTAGE   ALLOWANCE AS
       AMOUNT OF PURCHASE          PERCENTAGE OF  OF NET AMOUNT   PERCENTAGE OF
(INCLUDING SALES CHARGE, IF ANY)  OFFERING PRICE    INVESTED    OFFERING PRICE***
--------------------------------  --------------- ------------- -----------------
Less Than $100,000.............        4.50%          4.71%           4.00%
$100,000 up to (but less than)
 $250,000......................        3.00           3.09            2.50
$250,000 up to (but less than)
 $500,000......................        2.50           2.56            2.00
$500,000 up to (but less than)
 $1 million....................        2.00           2.04            1.75
$1 million or more.............        0.00*          0.00*            **

  The offering price of Class A shares of the Short Duration Government and Short Duration Tax-Free Funds is the next determined net asset value per share plus a sales charge, if any, paid to Goldman Sachs at the time of purchase of shares as shown in the following table:

                                                  SALES CHARGE   MAXIMUM DEALER
                                  SALES CHARGE AS AS PERCENTAGE   ALLOWANCE AS
       AMOUNT OF PURCHASE          PERCENTAGE OF  OF NET AMOUNT   PERCENTAGE OF
(INCLUDING SALES CHARGE, IF ANY)  OFFERING PRICE    INVESTED    OFFERING PRICE***
--------------------------------  --------------- ------------- -----------------
Less than $250,000.............        2.00%          2.04%           1.75%
$250,000 up to (but less than)
 $500,000......................        1.50           1.52            1.25
$500,000 or more...............        0.00%*         0.00*             **

  The offering price of Class A shares of the Adjustable Rate Government Fund is the next determined net asset value per share plus a sales charge, if any, paid to Goldman Sachs at the time of purchase of shares as shown in the following table:

                                                  SALES CHARGE   MAXIMUM DEALER
                                  SALES CHARGE AS AS PERCENTAGE   ALLOWANCE AS
       AMOUNT OF PURCHASE          PERCENTAGE OF  OF NET AMOUNT   PERCENTAGE OF
(INCLUDING SALES CHARGE, IF ANY)  OFFERING PRICE    INVESTED    OFFERING PRICE***
--------------------------------  --------------- ------------- -----------------
Less Than $500,000.............        1.50%          1.52%           1.25%
$500,000 up to (but less than)
 $1 million....................        1.00           1.01            0.75
$1 million or more.............        0.00           0.00            0.00

--------

  * No sales charge is payable at the time of purchase of Class A shares of $1 million ($500,000 in the case of the Short Duration Government and Short Duration Tax Free Funds) or more, but a CDSC may be imposed in the event of certain redemption transactions made within 18 months of purchase.

 ** Goldman Sachs pays a one-time commission to Authorized Dealers who initiate or are responsible for purchases of $1 million or more of shares of each Fund ($500,000 in the case of the Short Duration Government and Short Duration Tax-Free Funds) equal to 1.00% of the amount under $3 million, 0.50% of the next $2 million, and 0.25% thereafter. Goldman Sachs may also pay, with respect to all or a portion of the amount purchased, a commission in accordance with the foregoing schedule to Authorized Dealers who initiate or are responsible for purchases of $500,000 or more by plans or $1 million or more ($500,000 in the case of the Short Duration Government and Short Duration Tax-Free Funds) by "wrap" accounts satisfying the criteria set forth in (h) or (i) below. Purchases by such plans will be made at net asset value with no initial sales charge, but if all of the shares held are redeemed within 18 months after the end of the calendar month in which such purchase was made, a contingent deferred sales charge (CDSC), as described below, of 1.00% will be imposed upon the plan sponsor or the third party administrator. In addition, Authorized Dealers will remit to Goldman Sachs such payments received in connection with "wrap" accounts in the event that shares are redeemed within 18 months after the end of the calendar month in which the purchase was made.

*** During special promotions, the entire sales charge may be reallowed to Authorized Dealers. Authorized Dealers to whom substantially the entire sales charge is reallowed may be deemed to be "underwriters" under the Securities Act of 1933.

  Purchases of $1 million ($500,000 in the case of the Short Duration Government and Short Duration Tax-Free Funds) or more of Class A shares of each Fund (other than the Adjustable Rate Government Fund) will be made at net asset value with no initial sales charge, but if the shares are redeemed within 18 months after the end of the calendar month in which the purchase was made, excluding any period of time in which the shares were exchanged into and remained invested in an ILA Portfolio (the contingent deferred sales charge period), a CDSC of 1.00% will be imposed. Any applicable CDSC will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the redeemed Class A shares. Accordingly, no CDSC will be imposed on increases in account value above the initial purchase price, including any dividends which have been reinvested in additional Class A shares. Upon redemption of shares subject to a CDSC, shareholders will receive that portion of the appreciation in account value attributable to the shares actually redeemed. In determining whether a CDSC applies to a redemption, it will be assumed that the redemption is first made from any Class A shares in your account that are not subject to the CDSC. The CDSC is waived on redemptions in certain circumstances. See "Waiver or Reduction of Contingent Deferred Sales Charges" below.

  Class A shares of the Funds may be sold at net asset value without payment of any sales charge to (a) Goldman Sachs, its affiliates or their respective officers, partners, directors or employees (including retired employees and former partners), any partnership of which Goldman Sachs is a general partner, any Trustee or officer of the Trust and designated family members of any of the above individuals; (b) qualified retirement plans of Goldman Sachs; (c) trustees or directors of investment companies for which Goldman Sachs or an affiliate acts as sponsor; (d) any employee or registered representative of any Authorized Dealer or their respective spouses, children and parents; (e) banks, trust companies or other types of depository institutions investing for their own account or investing for accounts for which they have investment discretion; (f) banks, trust companies or other types of depository institutions investing for accounts for which they do not have investment discretion; (g) any state, county or city, or any instrumentality, department, authority or agency thereof, which is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of a Fund; (h) pension and profit sharing plans, pension funds and other company-sponsored benefit plans that (1) buy shares costing $500,000 or more, or (2) have at the time of purchase, 100 or more eligible participants, or (3) certify that they project to have annual plan purchases of $200,000 or more, or (4) are provided administrative services by a third-party administrator that in the aggregate satisfies (1) or (3) above; (i) "wrap" accounts for the benefit of clients of broker-dealers, financial institutions or financial planners, provided that they have entered into an agreement with GSAM specifying aggregate minimums and certain operating policies and standards; (j) registered investment advisers investing for accounts for which they receive asset-based fees;
(k) accounts over which GSAM or its advisory affiliates have investment discretion; and (l) shareholders receiving distributions from a qualified retirement plan invested in the Goldman Sachs Funds and reinvesting such proceeds in a Goldman Sachs IRA. Purchasers must certify eligibility for an exemption on the Account Application and notify Goldman Sachs if the shareholder is no longer eligible for an exemption. Exemptions will be granted subject to confirmation of a purchaser's entitlement. Investors purchasing shares of the Funds at net asset value without payment of any initial sales charge may be charged a fee if they effect transactions in shares through a broker or agent. In addition, under certain circumstances, dividends and distributions from any of the Goldman Sachs Funds may be reinvested in shares of each Fund at net asset value, as described under "Cross-Reinvestment of Dividends and Distributions and Automatic Exchange Program."

RIGHT OF ACCUMULATION -- CLASS A SHARES

  Class A purchasers may qualify for reduced sales charges when the current market value of holdings (shares at current offering price), plus new purchases, reaches $100,000 or more in the case of the Government Income, Municipal Income, Core Fixed Income, Global Income and High Yield Funds, $250,000 or more in the case of the Short Duration Government and Short Duration Tax-Free Funds and $500,000 or more in the case of the Adjustable Rate Government Fund. Class A shares of the Goldman Sachs Funds may be combined under the Right of Accumulation. See the Additional Statement for more information about the Right of Accumulation.

STATEMENT OF INTENTION -- CLASS A SHARES

  Purchases of $100,000 or more in the case of the Government Income, Municipal Income, Core Fixed Income, Global Income and High Yield Funds, $250,000 or more in the case of the Short Duration Government and Short Duration Tax-Free Funds and $500,000 in the case of the Adjustable Rate Government Fund made over a 13-month period are eligible for reduced sales charges. Class A shares of the Goldman Sachs Funds may be combined under the Statement of Intention. See the Additional Statement for more information about the Statement of Intention.

OFFERING PRICE -- CLASS B SHARES

  Investors may purchase Class B shares of a Fund (other than Adjustable Rate Government Fund) at the next determined net asset value without the imposition of an initial sales charge. However, Class B shares redeemed within six years (three years in the case of the Short Duration Government and Short Duration Tax-Free Funds) of purchase will be subject to a CDSC at the applicable rates shown in the tables that follow. At redemption, the charge will be assessed on the amount equal to the lesser of the current market value or the original purchase cost of the shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase price, including shares derived from the reinvestment of dividends or capital gains distributions. Upon redemption of shares subject to a CDSC, shareholders will receive that portion of the appreciation in account value attributable to the shares actually redeemed.

  The amount of the CDSC, if any, will vary depending on the number of years from the time of purchase until the time of redemption of Class B shares. For the purpose of determining the number of years from the time of any purchase, all payments during a month will be aggregated and deemed to have been made on the first day of that month. In processing redemptions of Class B shares, the Funds will first redeem shares not subject to any CDSC, and then shares held longest during the applicable period.

                                                CDSC AS A PERCENTAGE OF
                                            DOLLAR AMOUNTS SUBJECT TO CDSC
                                       -----------------------------------------
                                        GOVERNMENT INCOME,
                                        MUNICIPAL INCOME,      SHORT DURATION
                                          GLOBAL INCOME,    GOVERNMENT AND SHORT
       YEAR SINCE                       CORE FIXED INCOME      DURATION TAX-
       PURCHASE                        AND HIGH YIELD FUNDS      FREE FUNDS
       ----------                      -------------------- --------------------
       First..........................         5.0%                 2.0%
       Second.........................         4.0%                 1.0%
       Third..........................         3.0%                 1.0%
       Fourth.........................         3.0%                 none
       Fifth..........................         2.0%                 none
       Sixth..........................         1.0%                 none
       Seventh and thereafter.........         none                 none

  Proceeds from the CDSC are payable to the Distributor and may be used in whole or part to defray the Distributor's expenses related to providing distribution-related services to the Funds in connection with the sale of Class B shares, including the payment of compensation to Authorized Dealers. A commission equal to 2.0% in the case of the Short Duration Government and Short Duration Tax-Free Funds and 4.0% in the case of the other Funds of the amount invested is paid to Authorized Dealers.

  Class B shares of a Fund will automatically convert into Class A shares of the same Fund at the end of the calendar quarter that is eight years after the purchase date, except as noted below. Class B shares of a Fund acquired by exchange from Class B shares of another Fund will convert into Class A shares of such Fund based on the date of the initial purchase. Class B shares acquired through reinvestment of distributions will convert into Class A shares based on the date of the initial purchase of the shares on which the distribution was paid. The conversion of Class B shares to Class A shares will not occur at any time the Funds are advised that such conversions may constitute taxable events for federal tax purposes, which the Funds believe is unlikely. If conversions do not occur as a result of possible taxability, Class B shares would continue to be subject to higher expenses than Class A shares for an indeterminate period.

OFFERING PRICE -- CLASS C SHARES

  Investors may purchase Class C shares of a Fund (other than the Adjustable Rate Government Fund) at the next determined net asset value without the imposition of an initial sales charge. However, if Class C shares are redeemed within 12 months of purchase a CDSC of 1% will be deducted from the redemption proceeds. At redemption, the charge will be assessed on the amount equal to the lesser of the current market value or the original purchase cost of the shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase price, including shares derived from the reinvestment of dividends or capital gains distributions. Upon redemption of shares subject to a CDSC, shareholders will receive that portion of the appreciation in account value attributable to the shares actually redeemed.

  For the purpose of determining the number of months from the time of any purchase, all payments during a month will be aggregated and deemed to have been made on the first day of that month. In processing redemptions of Class C shares, the Funds will first redeem shares held for longer than 12 months, and then shares held for the longest period during the 12 month period. Proceeds from the CDSC are payable to the Distributor and may be used in whole or in part to defray the Distributor's expenses related to providing distribution-related services to the Funds in connection with the sale of Class C shares, including the payment of compensation to Authorized Dealers. A commission equal to 1.00% of the amount invested is paid to Authorized Dealers.

REINVESTMENT OF REDEMPTION PROCEEDS--CLASS A, CLASS B AND CLASS C SHARES

  A shareholder who redeems Class A or Class B shares of a Fund may reinvest at net asset value any portion or all of the redemption proceeds (plus that amount necessary to acquire a fractional share to round off the purchase to the nearest full share) in Class A shares of the same Fund or any other Goldman Sachs Fund. A shareholder who redeems Class C Shares of a Fund may reinvest at net asset value any portion or all of the redemption proceeds (plus that amount necessary to acquire a fractional share to round off the purchase to the nearest full share) in Class C Shares of the same Fund or any other Goldman Sachs Fund. Shareholders should obtain and read the applicable prospectuses of such other funds and consider their objectives, policies and applicable fees before investing in any of such funds. This reinvestment privilege is subject to the condition that the shares redeemed have been held for at least thirty (30) days before the redemption and that the reinvestment is effected within ninety (90) days after such redemption. If you redeemed Class A or Class C shares, paid a CDSC upon a redemption and reinvest in Class A or Class C shares subject to the conditions set forth above, your account will be credited with the amount of the CDSC previously charged, and the reinvested shares will continue to be subject to a CDSC. In this case, the holding period of the Class A or Class C shares acquired through reinvestment for purposes of computing the CDSC payable upon a subsequent redemption will include the holding period of the redeemed shares. If you redeemed Class B shares and paid a CDSC upon redemption, you are permitted to reinvest the redemption proceeds in Class A shares at net asset value as described above, but the amount of the CDSC paid upon redemption will not be credited to your account.

  A reinvesting shareholder may be subject to tax as a result of such redemption. If the redemption occurs within ninety (90) days after the original purchase of Class A shares, any sales charge paid on the original purchase cannot be taken into account by a reinvesting shareholder to the extent an otherwise applicable sales charge is not imposed pursuant to the reinvestment privilege for purposes of determining gain or loss, if any, realized on the redemption, but instead will be added to the tax basis of the Class A shares received in the reinvestment. To the extent that any loss is realized and shares of the same Fund are purchased within thirty (30) days before or after the redemption, some or all of the loss may not be allowed as a deduction depending upon the number of shares purchased. Shareholders should consult their own tax advisers concerning the tax consequences of a redemption and reinvestment. Upon receipt of a written request, the reinvestment privilege may be exercised once annually by a shareholder, except that there is no such time limit as to the availability of this privilege in connection with transactions the sole purpose of which is to reinvest the proceeds at net asset value in a tax-sheltered retirement plan.

WAIVER OR REDUCTION OF CONTINGENT DEFERRED SALES CHARGE--CLASS A, B AND C
SHARES

  The CDSC on Class B shares, Class C shares and Class A shares that are subject to a CDSC may be waived or reduced if the redemption relates to (a) retirement distributions or loans to participants or beneficiaries from pension and profit sharing plans, pension funds and other company sponsored benefit plans (each a "Plan"); (b) the death or disability (as defined in section 72 of the Code) of a participant or beneficiary in a Plan; (c) hardship withdrawals by a participant or beneficiary in a Plan; (d) satisfying the minimum distribution requirements of the Code; (e) the establishment of "substantially equal periodic payments" as described in Section 72(t) of the Code; (f) the separation from service by a participant or beneficiary in a Plan; (g) the death or disability (as defined in section 72 of the Code) of a shareholder if the redemption is made within one year of such event; (h) excess contributions being returned to a Plan; (i) distributions from a qualified retirement plan invested in the Goldman Sachs Funds which are being reinvested into a Goldman Sachs IRA; and (j) redemption proceeds which are to be reinvested in accounts or non-registered products over which GSAM or its advisory affiliates have investment discretion. In addition, Class A, Class B and Class C shares subject to a Systematic Withdrawal Plan may be redeemed without a CDSC. However, Goldman Sachs reserves the right to limit such redemptions, on an annual basis, to 12% each of the value of your Class B and Class C shares and 10% of the value of your Class A shares.


                      SERVICES AVAILABLE TO SHAREHOLDERS

AUTOMATIC INVESTMENT PLAN

  Systematic cash investments may be made through a shareholder's bank via the Automated Clearing House Network or a shareholder's checking account via bank draft each month. Required forms are available from Goldman Sachs or any Authorized Dealer.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS AND AUTOMATIC EXCHANGE
PROGRAM

  A shareholder may elect to cross-reinvest dividends and capital gain distributions paid by a Fund in shares of the same class or an equivalent class of any other Goldman Sachs Fund or ILA Portfolio. See "Fund Highlights." A shareholder may also elect to exchange automatically a specified dollar amount of shares of a Fund for shares of the same class or an equivalent class of any other Goldman Sachs Fund or ILA Portfolio. Shares acquired through cross-reinvestment of dividends or the automatic exchange program will be purchased at net asset value and will not be subject to any initial or contingent deferred sales charge as a result of the cross-reinvestment or exchange, but shares subject to a CDSC acquired under the automatic exchange program may be subject to a CDSC at the time of redemption from the fund into which the exchange is made determined on the basis of the date and value of the investor's initial purchase of the fund from which the exchange (or any prior exchange) is made. Automatic exchanges are made monthly on the fifteenth day of each month or the first Business Day thereafter. The minimum dollar amount for automatic exchanges must be at least $50 per month. Cross-reinvestments and automatic exchanges are subject to the following conditions:
(i) the value of the shareholder's account(s) in the fund which is paying the dividend or from which the automatic exchange is being made must equal or exceed $5,000 and (ii) the value of the account in the acquired fund must equal or exceed the acquired fund's minimum initial investment requirement or the shareholder must elect to continue cross- reinvestment or automatic exchanges until the value of acquired fund shares in the shareholder's account equals or exceeds the acquired fund's minimum initial investment requirement. A Fund shareholder may elect cross-reinvestment into an identical account or an account registered in a different name or with a different address, social security or other taxpayer identification number, provided that the account in the acquired fund has been established, appropriate signatures have been obtained and the minimum initial investment requirement has been satisfied. A Fund shareholder should obtain and read the prospectus of the fund into which dividends are invested or automatic exchanges are made.

TAX-SHELTERED RETIREMENT PLANS

  The Funds (other than the Short Duration Tax-Free and Municipal Income Funds) offer their shares for purchase by retirement plans, including IRA plans for individuals and their non-employed spouses, IRA plans for employees in connection with employer sponsored SEP, SAR-SEP and SIMPLE IRA plans, 403(b) plans and defined contribution plans such as 401(k) Salary Reduction Plans. Detailed information concerning these plans may be obtained from the Transfer Agent. This information should be read carefully, and consultation with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan.

EXCHANGE PRIVILEGE

  Shares of a Fund may be exchanged at net asset value without the imposition of an initial sales charge or CDSC at the time of exchange for shares of the same class or an equivalent class of any other Fund, Goldman Sachs Fund or ILA Portfolio. A shareholder needs to obtain and read the prospectus of the fund into which the exchange is made. The shares of these other funds acquired by an exchange may later be exchanged for shares of the same class (or an equivalent class) of the original Fund at the next determined net asset value without the imposition of an initial or contingent deferred sales charge if the dollar amount in the Fund resulting from such exchanges is below the shareholder's all-time highest dollar amount on which it has previously paid the applicable sales charge. Shares of these other funds purchased through dividends and/or capital gains reinvestment may be exchanged for shares of the Funds without a sales charge. In addition to free automatic exchanges pursuant to the Automatic Exchange Program, six free exchanges are permitted in each twelve-month period. A fee of $12.50 may be charged for each subsequent exchange during such period. The exchange privilege may be materially modified or withdrawn at any time upon sixty (60) days' notice to shareholders and is subject to certain limitations.

  An exchange of shares subject to a CDSC will not be subject to the applicable CDSC at the time of exchange. Shares subject to a CDSC acquired in an exchange will be subject to the CDSC of the shares originally held. For purposes of determining the amount of any applicable CDSC, the length of time a shareholder has owned shares will be measured from the date the shareholder acquired the original shares subject to a CDSC and will not be affected by any subsequent exchange.

  An exchange may be made by identifying the applicable Fund and class of shares and either writing to Goldman Sachs, Attention: Goldman Sachs Fixed Income Funds, Shareholder Services, c/o NFDS, P.O. Box 419711, Kansas City, MO 64141-6711 or, unless the investor has specifically declined telephone exchange privileges on the Account Application or elected in writing not to utilize telephone exchanges, by a telephone request to the Transfer Agent at 800-526-7384 (8:00 a.m. to 4:00 p.m. Chicago time). Certain procedures are employed to prevent unauthorized or fraudulent exchange requests as set forth under "How to Sell Shares of the Funds." Under the telephone exchange privilege, shares may be exchanged among accounts with different names, addresses and social security or other taxpayer identification numbers only if the exchange instructions are in writing and received in accordance with the procedures set forth under "How to Sell Shares of the Funds." In times of drastic economic or market changes the telephone exchange privilege may be difficult to implement.

  For federal income tax purposes, an exchange, including an automatic exchange, is treated as a redemption of the shares surrendered in the exchange, on which an investor may be subject to tax, followed by a purchase of shares received in the exchange. If such redemption occurs within ninety
(90) days after the purchase of such shares, to the extent an initial sales charge that would otherwise apply to the shares received in the exchange is not imposed, the sales charge paid on such purchase of Class A shares cannot be taken into account by the exchanging shareholder for purposes of determining gain or loss, if any, realized on such redemption for federal income tax purposes, but instead will be added to the tax basis of the shares received in the exchange. Shareholders should consult their own tax advisers concerning the tax consequences of an exchange.

  Eligible investors may exchange Class A shares for Institutional shares of the same Fund. For further information contact Goldman Sachs at the number set forth in the back of the Prospectus.

  All exchanges which represent an initial investment in a Fund must satisfy the minimum investment requirements of the Fund into which the shares are being exchanged. Exchanges are available only in states where exchanges may legally be made.

OTHER PURCHASE INFORMATION

  Authorized Dealers and other financial intermediaries may be authorized to accept on the Trust's behalf orders placed by or on behalf of their customers and, if approved by the Trust, to designate other intermediaries to accept such orders. In these cases, a Fund will be deemed to have received an order that is in proper form when the order is accepted by an Authorized Dealer or intermediary on a Business Day, and the order will be priced at a Fund's net asset value per share next determined after such acceptance. Otherwise, a Fund or Goldman Sachs must receive an order in proper form before it is effective. Authorized Dealers and intermediaries will be responsible for transmitting accepted orders to the Funds within the period agreed upon by them. Customers should contact their Authorized Dealers or intermediaries to learn whether they are authorized to accept orders for the Trust.

  Authorized Dealers and other financial intermediaries provide varying arrangements for their clients to purchase and redeem Fund shares. Some may establish higher minimum investment requirements and others may limit the availability of certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends. Firms may arrange with their clients for other investment or administrative services and may independently establish and charge additional fees not described in this Prospectus to their clients for such services. If shares of a Fund are held in a "street name" account or were purchased through an Authorized Dealer, shareholders should contact the Authorized Dealer to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account or to obtain information about the account.

  The Funds and Goldman Sachs each reserves the right to reject any specific purchase order (including exchanges) or to restrict purchases or exchanges by a particular purchaser (or group of related purchasers). This may occur, for example, when a purchaser or group of purchasers' pattern of frequent purchases, sales or exchanges of shares of a Fund is evident, or if purchases, sales or exchanges are, or a subsequent abrupt redemption might be, of a size that would disrupt management of a Fund.

  In the sole discretion of Goldman Sachs, a Fund may accept securities instead of cash for the purchase of shares of the Fund. Such purchases will be permitted only if the Investment Adviser determines that any securities acquired in this manner are consistent with the Fund's investment objectives, restrictions and policies and are desirable investments for the Fund.

  The Investment Advisers, Distributor, and/or their affiliates, also pay additional compensation from time to time, out of their assets and not as an additional charge to the Funds, to selected Authorized Dealers and other persons in connection with the sale, distribution and/or servicing of shares of the Funds and other investment funds of the Trust (such as additional payments based on new sales, amounts exceeding pre-established thresholds, or the length of time customers' assets have remained in a Fund) and, subject to applicable NASD regulations, contribute to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions in which participants may receive reimbursement of expenses, entertainment and prizes such as travel awards, merchandise, cash, investment research and educational information and related support materials. This additional compensation can vary among Authorized Dealers depending upon such factors as the amounts their customers have invested (or may invest) in particular investment funds of the Trust, the particular program involved, or the amount of reimbursable expenses. Additional compensation based on sales may, but is currently not expected to, exceed .50% (annualized) of the amount invested. For further information, see "Other Information Regarding Purchases, Redemptions, Exchanges and Dividends" in the Additional Statement.

               DISTRIBUTION AND AUTHORIZED DEALER SERVICE PLANS

DISTRIBUTION PLAN -- CLASS A, CLASS B AND CLASS C SHARES

  The Trust, on behalf of the Funds' Class A, Class B and Class C shares, has adopted Distribution Plans pursuant to Rule 12b-1 under the Act (each a "Distribution Plan"). Goldman Sachs is entitled to a monthly fee from each Fund for distribution services equal, on an annual basis, to 0.25%, 0.75% and 0.75%, respectively, of a Fund's average daily net assets attributable to Class A, Class B and Class C shares, respectively, of such Fund. Currently, with respect to Class A shares, Goldman Sachs has voluntarily agreed to waive the entire amount of such fee for the Adjustable Rate Government, Short Duration Government, Short Duration Tax-Free, Core Fixed Income, Government Income, Municipal Income and High Yield Funds and to limit the amount of such fee to 0.21% of average daily net assets attributable to Class A shares of the Global Income Fund. Goldman Sachs has also voluntarily agreed to limit such fee to 0.60% of the average daily net assets attributable to Class B shares of the Short Duration Government and Short Duration Tax-Free Funds. Goldman Sachs has no current intention of modifying or discontinuing such waivers, but may do so in the future at its discretion. For the fiscal year ended October 31, 1997 the Funds paid distribution fees at the foregoing rate.

  Goldman Sachs may use the distribution fee for its expenses of distributing Class A, Class B and Class C shares of the Funds. The types of expenses for which Goldman Sachs may be compensated for distribution services under the Distribution Plans include compensation paid to and expenses incurred by Authorized Dealers, Goldman Sachs and their respective officers, employees and sales representatives, commissions paid to Authorized Dealers, allocable overhead, telephone and travel expenses, the printing of prospectuses for prospective shareholders, preparation and distribution of sales literature, advertising of any type and all other expenses incurred in connection with activities primarily intended to result in the sale of Class A, Class B and Class C shares. If the fees received by Goldman Sachs pursuant to the Distribution Plans exceed its expenses, Goldman Sachs may realize a profit from these arrangements. The Distribution Plans will be reviewed and are subject to approval annually by the Trustees. The aggregate compensation that may be received under the Distribution Plans for distribution services may not exceed the limitations imposed by the NASD's Conduct Rules.



  In connection with the sale of Class C shares, Goldman Sachs begins paying the 0.75% distribution fee as an ongoing commission to Authorized Dealers after the shares have been held for one year. Goldman Sachs pays the distribution fee on a quarterly basis.

AUTHORIZED DEALER SERVICE PLANS

  The Trust on behalf of each Fund's Class A, Class B and Class C shares has adopted non-Rule 12b-1 Authorized Dealer Service Plans (each a "Service Plan") pursuant to which Goldman Sachs, Authorized Dealers or other persons are compensated for providing personal and account maintenance services. Each Fund pays a fee under its Class A, Class B or Class C Service Plan equal on an annual basis to 0.25% of its average daily net assets attributable to Class A, Class B or Class C shares. The fee for personal and account maintenance services paid pursuant to a Service Plan may be used to make payments to Goldman Sachs, Authorized Dealers and their officers, sales representatives and employees for responding to inquiries of, and furnishing assistance to, shareholders regarding ownership of their shares or their accounts or similar services not otherwise provided on behalf of the Funds. The Service Plans will be reviewed and are subject to approval annually by the Trustees. For the fiscal year ended October 31, 1997, each Fund paid Authorized Dealer service fees at the foregoing rate for each Fund's Class A, Class B and Class C shares.

  In connection with the sale of Class C shares of any Fund or Class A shares or Class B shares of the Short Duration Government and Short Duration Tax-Free Funds, Goldman Sachs begins paying the 0.25% ongoing service fee to Authorized Dealers after the shares have been held for one year. Goldman Sachs pays the service fee on a quarterly basis.


                        HOW TO SELL SHARES OF THE FUNDS

  Each Fund will redeem its shares upon request of a shareholder on any Business Day at the net asset value next determined after the receipt of such request in proper form, subject to any applicable CDSC. See "Net Asset Value." Redemption proceeds will be mailed by check to a shareholder within three (3) Business Days of receipt of a properly executed request. If shares to be redeemed were recently purchased by check, a Fund may delay transmittal of redemption proceeds until such time as it has assured itself that good funds have been collected for the purchase of such shares. This may take up to fifteen (15) days. Redemption requests may be made by writing to or calling the Transfer Agent at the address or telephone number set forth on the back cover page of this Prospectus or an Authorized Dealer.

  The Trust accepts telephone requests for redemption of shares for amounts up to $50,000 within any seven (7) calendar day period, except for investors who have specifically declined telephone redemption privileges on the Account Application or elected in writing not to utilize telephone redemptions (proceeds which are sent to a Goldman Sachs brokerage account are not subject to the $50,000 limit). It may be difficult to implement redemptions by telephone in times of drastic economic or market changes. By completing an Account Application, an investor agrees that the Trust, the Distributor and the Transfer Agent shall not be liable for any loss incurred by the investor by reason of the Trust accepting unauthorized telephone redemption requests for his account if the Trust reasonably believes the instructions to be genuine. Thus, shareholders risk possible losses in the event of a telephone redemption not authorized by them. The Trust may accept telephone redemption instructions from any person identifying himself as the owner of an account or the owner's broker where the owner has not declined in writing to utilize this service.

  In an effort to prevent unauthorized or fraudulent redemption and exchange requests by telephone, Goldman Sachs and NFDS each employ reasonable procedures specified by the Trust to confirm that such instructions are genuine. Consequently, proceeds of telephone redemption requests will be sent only to the shareholder's address of record or authorized bank account designated in the Account Application and exchanges of shares will be made only to an identical account. Telephone requests will also be recorded. The Trust may implement other procedures from time to time concerning telephone redemptions and exchanges. If reasonable procedures are not employed, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. Proceeds of telephone redemptions will be mailed to the shareholder's address of record or wired to the authorized bank account indicated on the Account Application, unless the shareholder provides written instructions (accompanied by a signature guarantee) indicating another address. Telephone redemptions will not be accepted during the 30-day period following any change in a shareholder's address of record. This redemption option does not apply to shares held in a "street name" account. Shareholders whose accounts are held in "street name" should contact their broker of record who may effect telephone redemptions on their behalf. The Trust reserves the right to terminate or modify the telephone redemption service at any time. Shares of each Fund (other than Global Income Fund) earn dividends accrued through the day on which such shares are redeemed.

  Written requests for redemptions must be signed by each shareholder with its signature guaranteed by a bank, a securities broker or dealer, a credit union having authority to issue signature guarantees, a savings and loan association, a building and loan association, a cooperative bank, a federal savings bank or association, a national securities exchange, a registered securities association or a clearing agency, provided that such institution satisfies the standards established by the Transfer Agent.

  The Funds will also arrange for the proceeds of redemptions effected by any means to be wired as federal funds to the bank account designated in the shareholder's Account Application. Redemption proceeds will normally be wired on the next Business Day in federal funds (for a total one Business Day delay) following receipt of a properly executed wire transfer redemption request. Wiring of redemption proceeds may be delayed one additional Business Day if the Federal Reserve Bank is closed on the day redemption proceeds would ordinarily be wired. A transaction fee of $7.50 may be charged for payments of redemption proceeds by wire. In order to change the bank designated on the Account Application to receive redemption proceeds, a written request must be received by the Transfer Agent. This request must be signature guaranteed as set forth above. Further documentation may be required for executors, trustees or corporations. Once wire transfer instructions have been given by Goldman Sachs or an Authorized Dealer, neither a Fund, the Trust, Goldman Sachs nor any Authorized Dealer assumes any further responsibility for the performance of intermediaries or the shareholder's bank in the transfer process. If a problem with such performance arises, the shareholder should deal directly with such intermediaries or bank.

  Additional documentation regarding a redemption by any means may be required to effect a redemption when deemed appropriate by the Transfer Agent. The request for such redemption will not be considered to have been received in proper form until such additional documentation has been received.

SYSTEMATIC WITHDRAWAL PLAN

  A shareholder may draw on shareholdings systematically via check or ACH in any amount specified by the shareholder over $50. Checks are only available on or about the 25th of each month. Each systematic withdrawal is a redemption and therefore a taxable transaction. A minimum balance of $5,000 in shares of a Fund is required. The maintenance of a withdrawal plan concurrently with purchases of additional Class A, Class B or Class C shares would be disadvantageous because of the sales charge imposed on your purchases of Class A shares or the imposition of a CDSC on your redemptions of Class A, Class B or Class C shares. The CDSC applicable to Class A, Class B and Class C shares redeemed under a systematic withdrawal plan may be waived. See "How to Invest--Waiver or Reduction of Contingent Deferred Sales Charge." See the Additional Statement for more information about the Systematic Withdrawal Plan.


                                   DIVIDENDS

  Each dividend from net investment income and capital gains distributions, if any, declared by a Fund on its outstanding shares will, at the election of each shareholder, be paid (i) in cash, (ii) in additional shares of the same class of the Fund or (iii) in shares of the same or an equivalent class of any other Goldman Sachs Fund or units of the ILA Portfolios (the Prime Obligations Portfolio only for Class B and Class C) as described under "Cross-Reinvestment of Dividends and Distributions and Automatic Exchange Program." This election should initially be made on a shareholder's Account Application and may be changed upon written notice to Goldman Sachs at any time prior to the record date for a particular dividend or distribution. If no election is made, all dividends from net investment income and capital gains distributions will be reinvested in the applicable Fund.

  The election to reinvest dividends and distributions paid by the Fund in additional shares or units of the Fund or any other Goldman Sachs Fund or ILA Portfolio will not affect the tax treatment of such dividends and distributions, which will be treated as received by the shareholder and then used to purchase shares or units of the Fund, another Goldman Sachs Fund or an ILA Portfolio.

  Each Fund intends that all or substantially all of its net investment income and net realized capital gains, after reduction by available capital losses, including any capital losses carried forward from prior years, will be declared as dividends for each taxable year. In the case of the Core Fixed Income, Global Income and High Yield Funds, net loss, if any, from certain foreign currency transactions or instruments that is otherwise taken into account in calculating net investment income or net realized capital gains for accounting purposes may not be taken into account in determining the amount of dividends to be declared and paid, with the result that a portion of the Fund's dividends may be treated as a return of capital, nontaxable to the extent of a shareholder's tax basis in his shares. Each Fund (other than the Global Income Fund) will declare dividends daily and pay dividends monthly. The Global Income Fund will declare and pay dividends monthly. All of the Funds will pay dividends from net realized capital gains, reduced by available capital losses, at least annually. From time to time a portion of any Fund's dividends may constitute a return of capital.

  At the time of an investor's purchase of shares of a Fund a portion of the net asset value per share may be represented by undistributed income (in the case of the Global Income Fund) or realized or unrealized appreciation of any Fund's portfolio securities. Therefore, subsequent distributions on such shares from such income or realized appreciation may be taxable to the investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the cost of such shares and the distributions (or portions thereof) represent a return of a portion of the purchase price.


                                NET ASSET VALUE

  The net asset value per share of each class of a Fund is calculated by the Fund's custodian as of the close of regular trading on the New York Stock Exchange (normally, but not always, 3:00 p.m. Chicago time, 4:00 p.m. New York time) on each Business Day (as such term is defined under "Additional Information") immediately after the determination, if any, of the income to be declared as a dividend (except in the case of the Global Income Fund). Net asset value per share of each class is calculated by determining the net assets of each class and dividing by the number of outstanding shares of that class.

  Each Fund's portfolio securities for which accurate market quotations are readily available are valued on the basis of quotations, which may be furnished by a pricing service or provided by dealers in such securities and other portfolio securities are valued at fair value, based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the Trustees. Debt obligations with a remaining maturity of 60 days or less are valued at amortized cost. The Board of Trustees has determined that the amortized cost of such securities approximates fair market value.


                            PERFORMANCE INFORMATION

  From time to time each Fund may publish yield, distribution rate and average annual total return and the Short Duration Tax-Free and Municipal Income Funds may publish their tax equivalent yields in advertisements and communications to shareholders or prospective investors. Average annual total return is determined by computing the average annual percentage change in value of $1,000 invested at the maximum public offering price for specified periods ending with the most recent calendar quarter, assuming reinvestment of all dividends and distributions at net asset value. The total return calculation assumes a complete redemption of the investment at the end of the relevant period. Total return calculations for Class A shares reflect the effect of paying the maximum initial sales charge. Investment at a lower sales charge would result in higher performance figures. Total return calculations for Class B and Class C shares reflect deduction of the applicable CDSC imposed upon redemption of Class B and Class C shares held for the applicable period. Each Fund may also from time to time advertise total return on a cumulative, average, year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules. In addition, each Fund may furnish total return calculations based on investments at various sales charge levels or at net asset value. Any performance data which is based on a Fund's net asset value per share would be reduced if a sales charge were taken into account. In addition to the above, each Fund may from time to time advertise its performance relative to certain averages, performance rankings, indices, other information prepared by recognized mutual fund statistical services and investments for which reliable performance data is available.

  Yield is computed by dividing net investment income earned during a recent thirty-day period by the product of the average daily number of shares outstanding and entitled to receive dividends during the period and the maximum offering price per share on the last day of the relevant period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized. Net investment income per share is equal to the dividends and interest earned during the period, reduced by accrued expenses for the period. The calculation of net investment income for these purposes may differ from the net investment income determined for accounting purposes.

  Tax equivalent yield represents the yield an investor would have to earn to equal, after taxes, the tax-free yield of the Short Duration Tax-Free or the Municipal Income Funds. Tax equivalent yield is calculated by dividing the applicable Fund's tax-exempt yield by one minus a stated federal tax rate.

  Quotations of distribution rates are calculated by annualizing the most recent distribution of net investment income for a monthly, quarterly or other relevant period and dividing this amount by the net asset value per share or maximum public offering price on the last day of the period for which the distribution rates are being calculated.

  Each Fund's yield, total return and distribution rate will be calculated separately for each class of shares in existence. Because each class of shares may be subject to different expenses, the yield, total return and distribution rate calculations with respect to each class of shares for the same period will differ. The investment performance of the Class A, Class B and Class C shares will be affected by the payment of a sales charge and distribution fees and other class specific expenses. See "Shares of the Trust."

  The investment results of a Fund will fluctuate over time and any presentation of investment results for any prior period should not be considered a representation of what an investment may earn or what the Fund's performance may be in any future period. In addition to information provided in shareholder reports, the Funds may, in their discretion, from time to time, make a list of their holdings available to investors upon request.


                              SHARES OF THE TRUST

  Each Fund is a series of the Goldman Sachs Trust, which was formed under the laws of the State of Delaware on January 28, 1997. The Funds were formerly series of Goldman Sachs Trust, a Massachusetts business trust, and were reorganized into the Trust as of April 30, 1997. The Trustees have authority under the

Trust's Declaration of Trust to create and classify shares of beneficial interest in separate series, without further action by shareholders. Additional series may be added in the future. The Trustees also have authority to classify or reclassify any series or portfolio of shares into one or more classes.

  When issued, shares are fully paid and non-assessable. In the event of liquidation, shareholders are entitled to share pro rata in the net assets of the applicable Fund available for distribution to such shareholders. All shares are freely transferable and have no preemptive, subscription or conversion rights. Shareholders are entitled to one vote per share, provided that at the option of the Trustees, shareholders will be entitled to a number of votes based upon the net asset values represented by their shares.

  The Trust does not intend to hold annual meetings of shareholders. However, pursuant to the Trust's By-Laws, the recordholders of at least 10% of the shares outstanding and entitled to vote at a special meeting may require the Trust to hold such special meeting of shareholders for any purpose and, recordholders may, under certain circumstances, as permitted by the Act, communicate with other shareholders in connection with requiring a special meeting of shareholders. The Trustees will call a special meeting for the purpose of electing Trustees if, at any time, less than a majority of Trustees holding office at the time were elected by shareholders.

  In the interest of economy and convenience, the Trust does not issue certificates representing the Funds' shares. Instead, the Transfer Agent maintains a record of each shareholder's ownership. Each shareholder receives confirmation of purchase and redemption orders from the Transfer Agent. Fund shares and any dividends and distributions paid by the Funds are reflected in account statements from the Transfer Agent.

  As of February 1, 1998, the shareholders listed below owned beneficially and of record 25% or more of the outstanding shares of the following Fund: Short Duration Government Fund--State Street Bank and Trust Company, P.O. Box 1992, Boston, MA 02105-1992 (29.64%); Core Fixed Income Fund--Vinson and Elkins Lawyers, Retirement Plan, Texas Commerce Bank N.A., P.O. Box 2550, Houston, TX 77252-2558 (25.48%).


                                   TAXATION

FEDERAL TAXES

  Each Fund is treated as a separate entity for tax purposes, has elected to be treated as a regulated investment company and intends to qualify for such treatment for each taxable year under Subchapter M of the Code. To qualify as such, a Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders. As a regulated investment company, a Fund will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its shareholders in accordance with certain timing requirements of the Code.

  The Short Duration Tax-Free and Municipal Income Funds intend to satisfy certain requirements of the Code so that they may distribute the tax-exempt interest they receive as "exempt-interest dividends," as defined in the Code. If such requirements are satisfied, distributions of the Short Duration Tax-Free and Municipal

Income Funds that are attributable to interest on tax-exempt obligations and that the Funds properly designate as exempt-interest dividends will be exempt from regular federal income tax, although all or a portion of these distributions may be subject to the federal alternative minimum tax and may be includable in the tax base for determining taxability of social security or railroad retirement benefits. Persons who are "substantial users" (or related persons to such substantial users) of facilities financed by industrial development or certain private activity bonds should consult their own tax advisers before purchasing shares of the Short Duration Tax-Free and Municipal Income Funds. Interest on indebtedness incurred or continued to purchase or carry shares of the Short Duration Tax-Free and Municipal Income Funds is not deductible to the extent attributable to the Funds' distributions that are exempt-interest dividends.

  Dividends paid by a Fund from net investment income, certain net realized foreign exchange gains, the excess of net short-term capital gain over net long-term capital loss and original issue discount or market discount income will be taxable to shareholders as ordinary income, except for any exempt-interest dividends paid by the Short Duration Tax-Free and Municipal Income Funds, as described above. Distributions out of the net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, of a Fund, will be taxed to shareholders as long term capital gains, regardless of the length of time a shareholder has held his or her shares or whether such gain was reflected in the price paid for the shares. Such long-term capital gain will constitute 20% or 28% rate gain, depending upon the Fund's holding period for the assets the sale of which generated the gain. These tax consequences will apply whether distributions are received in cash or reinvested in shares. Certain distributions paid by a Fund in January of a given year may be taxable to shareholders as if received the prior December
31. Shareholders will be informed annually about the amount and character of distributions received from the Funds for federal income tax purposes.

  Investors should consider the tax implications of buying shares immediately prior to a distribution. Investors who purchase shares shortly before the record date for a distribution other than a daily dividend will pay a per share price that includes the value of the anticipated distribution and will be taxed on any taxable distribution even though the distribution represents a return of a portion of the purchase price.

  Redemptions and exchanges of shares are taxable events.

  Individuals and certain other classes of shareholders may be subject to 31% backup withholding of federal income tax on distributions (other than exempt-interest dividends), redemptions and exchanges if they fail to furnish their correct taxpayer identification number and certain certifications required by the Internal Revenue Service or if they are otherwise subject to backup withholding. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to nonresident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty) on amounts treated as ordinary dividends from the Funds.

  The Core Fixed Income, Global Income and High Yield Funds may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. In general, a Fund may deduct these taxes in computing its taxable income, if any. As an alternative, if more than 50% of the value of the total assets of the Global Income Fund is comprised of securities of foreign corporations at the end of its taxable year and the Fund so elects, the Fund's shareholders will include in their gross incomes (in addition to dividends and distributions they receive) their pro rata shares of qualified foreign taxes paid by the Fund and may be entitled under the Code to claim foreign tax credits or deductions with respect to such taxes.

OTHER TAXES

  In addition to federal taxes, a shareholder may be subject to state, local or foreign taxes on payments received from the Funds, including exempt-interest dividends. A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent (if any) a Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. government obligations and/or tax-exempt municipal obligations issued by or on behalf of the particular state or a political subdivision thereof, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. For a further discussion of certain tax consequences of investing in shares of the Funds, see "Taxation" in the Additional Statement. Shareholders are urged to consult their own tax advisers regarding specific questions as to federal, state and local taxes as well as to any foreign taxes.


                            ADDITIONAL INFORMATION

  As used in this Prospectus, the term "Business Day" means any day the New York Stock Exchange is open for trading, which is Monday through Friday except for holidays. The New York Stock Exchange is closed on the following holidays:
New Year's Day, Martin Luther King, Jr. Day, Presidents' Day (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                                   APPENDIX

                            STATEMENT OF INTENTION
    (APPLICABLE ONLY TO CLASS A SHARES PURCHASED SUBJECT TO A SALES CHARGE)

  If a shareholder anticipates purchasing $100,000 ($500,000 in the case of the Adjustable Rate Government Fund and $250,000 in the case of Short Duration Government and Short Duration Tax-Free Funds) or more of Class A shares of a Fund alone or in combination with Class A shares of another Fund or another Goldman Sachs Fund within a 13-month period, the shareholder may obtain Class A shares of the Fund at the same reduced sales charge as though the total quantity were invested in one lump sum by filing this Statement of Intention incorporated by reference in the Account Application. Income dividends and capital gain distributions taken in additional shares will not apply toward the completion of this Statement of Intention.

  To ensure that the reduced price will be received on future purchases, the investor must inform Goldman Sachs that this Statement of Intention is in effect each time shares are purchased. Subject to the conditions mentioned below, each purchase will be made at the public offering price applicable to a single transaction of the dollar amount specified on the Account Application. The investor makes no commitment to purchase additional shares, but if his purchases within 13 months plus the value of shares credited toward completion do not total the sum specified, he will pay the increased amount of the sales charge prescribed in the Escrow Agreement.

                               ESCROW AGREEMENT

  Out of the initial purchase (or subsequent purchases if necessary) 5% of the dollar amount specified on the Account Application shall be held in escrow by the Transfer Agent in the form of shares registered in the investor's name. All income dividends and capital gains distributions on escrowed shares will be paid to the investor or to his order. When the minimum investment so specified is completed (either prior to or by the end of the thirteenth month), the shareholder will be notified and the escrowed shares will be released. In signing the Account Application, the investor irrevocably constitutes and appoints the Transfer Agent his attorney to surrender for redemption any or all escrowed shares with full power of substitution in the premises.

  If the intended investment is not completed, the investor will be asked to remit to Goldman Sachs any difference between the sales charge on the amount specified and on the amount actually attained. If the investor does not within 20 days after written request by Goldman Sachs pay such difference in the sales charge, the Transfer Agent will redeem an appropriate number of the escrowed shares in order to realize such difference. Shares remaining after any such redemption will be released by the Transfer Agent.

--------------------------------------------------------------------------------

GOLDMAN SACHS ASSET
MANAGEMENT
ONE NEW YORK PLAZA
NEW YORK, NEW YORK 10004

GOLDMAN SACHS FUNDS
MANAGEMENT, L.P.
ONE NEW YORK PLAZA
NEW YORK, NEW YORK 10004

GOLDMAN SACHS ASSET
MANAGEMENT INTERNATIONAL
133 PETERBOROUGH COURT
LONDON, ENGLAND EC4A 2BB

GOLDMAN, SACHS & CO.
DISTRIBUTOR
85 BROAD STREET
NEW YORK, NEW YORK 10004

GOLDMAN, SACHS & CO.
TRANSFER AGENT
4900 SEARS TOWER
CHICAGO, ILLINOIS 60606

STATE STREET BANK AND TRUST COMPANY
CUSTODIAN
1776 HERITAGE DRIVE

NORTH QUINCY, MASSACHUSETTS 02171

ARTHUR ANDERSEN LLP
INDEPENDENT PUBLIC ACCOUNTANTS
225 FRANKLIN STREET
BOSTON, MASSACHUSETTS 02110

TOLL FREE (IN U.S.) . . . . . . . .  800-526-7384


FIPROAB
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

GOLDMAN SACHS

FIXED INCOME FUNDS

--------------------------------------------------------------------------------

PROSPECTUS CLASS A, B AND C SHARES



LOGO GOLDMAN SACHS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PROSPECTUS
March 1, 1998           GOLDMAN SACHS FIXED INCOME FUNDS
                              INSTITUTIONAL SHARES

GOLDMAN SACHS ADJUSTABLE RATE       GOLDMAN SACHS MUNICIPAL INCOME FUND
GOVERNMENT FUND                        Seeks a high level of current income
                                       that is exempt from regular federal in-
  Seeks a high level of current        come tax, consistent with preservation
  income, consistent with low          of capital. The Fund invests primarily
  volatility of principal. The         in municipal securities.
  Fund invests primarily in ad-
  justable rate mortgage pass-
  through securities and other
  mortgage securities with peri-
  odic interest rate resets,
  which are issued or guaranteed
  by the U.S. government, its
  agencies, instrumentalities or
  sponsored enterprises.

                                    GOLDMAN SACHS CORE FIXED INCOME FUND
                                       Seeks a total return consisting of
                                       capital appreciation and income that
                                       exceeds the total return of the Lehman
                                       Brothers Aggregate Bond Index. The Fund
                                       invests primarily in fixed-income
                                       securities, including securities issued
                                       or guaranteed by the U.S. government,
GOLDMAN SACHS SHORT DURATION           its agencies, instrumentalities or
GOVERNMENT FUND                        sponsored enterprises, corporate
                                       securities, mortgage-backed securities
  Seeks a high level of current        and asset-backed securities.
  income and secondarily, in
  seeking current income, may
  also consider the potential for
  capital appreciation. The Fund
  invests primarily in securities
  issued or guaranteed by the
  U.S. government, its agencies,
  instrumentalities or sponsored
  enterprises.

                                    GOLDMAN SACHS GLOBAL INCOME FUND
                                       Seeks a high total return, emphasizing
                                       current income and, to a lesser extent,
                                       providing opportunities for capital
                                       appreciation. The Fund invests
                                       primarily in a portfolio of high
                                       quality fixed-income securities of U.S.
                                       and foreign issuers and foreign
GOLDMAN SACHS SHORT                    currencies.
DURATIONTAX-FREE FUND

                                    GOLDMAN SACHS HIGH YIELD FUND
  Seeks a high level of current
  income, consistent with rela-
  tively low volatility of prin-       Seeks a high level of current income
  cipal, that is exempt from reg-      and, secondarily, may also consider the
  ular federal income tax. The         potential for capital appreciation. The
  Fund invests primarily in mu-        Fund invests primarily in fixed-income
  nicipal securities.                  securities rated below investment
                                       grade.
GOLDMAN SACHS GOVERNMENT INCOME
FUND
  Seeks a high level of current
  income, consistent with safety
  of principal. The Fund invests
  primarily in securities, in-
  cluding mortgage-backed securi-
  ties, issued or guaranteed by
  the U.S. government, its agen-
  cies, instrumentalities or
  sponsored enterprises.

  This Prospectus provides information about Goldman Sachs Trust (the "Trust") and the Funds that a prospective investor should understand before investing. This Prospectus should be retained for future reference. A Statement of Additional Information (the "Additional Statement"), dated March 1, 1998, containing further information about the Trust and the Funds which may be of interest to investors, has been filed with the Securities and Exchange Commission ("SEC"), is incorporated herein by reference in its entirety, and may be obtained without charge from Goldman Sachs by calling the telephone number, or writing to one of the addresses, listed on the back cover of this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the Additional Statement and other information regarding the Trust.

INSTITUTIONAL SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                                                       (continued on next page)

(cover continued)

  THE ADJUSTABLE RATE GOVERNMENT, SHORT DURATION GOVERNMENT AND GOVERNMENT INCOME FUNDS' NET ASSET VALUES AND YIELDS ARE NOT GUARANTEED BY THE U.S. GOVERNMENT OR BY ITS AGENCIES, INSTRUMENTALITIES OR SPONSORED ENTERPRISES.

  THE CORE FIXED INCOME, GLOBAL INCOME AND HIGH YIELD FUNDS MAY INVEST IN SECURITIES OF FOREIGN ISSUERS AND FOREIGN CURRENCIES THAT ENTAIL CERTAIN RISKS NOT CUSTOMARILY ASSOCIATED WITH INVESTING IN U.S. DOLLAR-DENOMINATED FIXED-INCOME SECURITIES. IN PARTICULAR, THE SECURITIES MARKETS OF EMERGING MARKET COUNTRIES ARE LESS LIQUID, ARE SUBJECT TO GREATER PRICE VOLATILITY, HAVE SMALLER MARKET CAPITALIZATIONS, HAVE LESS GOVERNMENT REGULATION AND ARE NOT SUBJECT TO AS EXTENSIVE AND FREQUENT ACCOUNTING, FINANCIAL AND OTHER REPORTING REQUIREMENTS AS THE SECURITIES MARKETS OF MORE DEVELOPED COUNTRIES.

  THE HIGH YIELD FUND INVESTS PRIMARILY IN HIGH YIELD, FIXED-INCOME SECURITIES RATED BELOW INVESTMENT GRADE THAT ARE CONSIDERED SPECULATIVE AND GENERALLY INVOLVE GREATER PRICE VOLATILITY AND GREATER RISK OF LOSS OF PRINCIPAL AND INTEREST THAN INVESTMENTS IN HIGHER RATED FIXED-INCOME SECURITIES.

  INVESTORS SHOULD CONSIDER THE RISKS ASSOCIATED WITH INVESTMENT IN A FUND INVESTING IN FOREIGN AND/OR HIGH YIELD SECURITIES. THE FUNDS MAY NOT BE SUITABLE FOR ALL INVESTORS. SEE "DESCRIPTION OF SECURITIES" AND "RISK FACTORS."

  Goldman Sachs Funds Management, L.P. ("GSFM"), New York, New York, an affiliate of Goldman, Sachs & Co. ("Goldman Sachs"), serves as investment adviser to the Adjustable Rate Government and Short Duration Government Funds. Goldman Sachs Asset Management ("GSAM"), New York, New York, a separate operating division of Goldman Sachs, serves as investment adviser to the Short Duration Tax-Free, Government Income, Municipal Income, Core Fixed Income and High Yield Funds. Goldman Sachs Asset Management International ("GSAMI"), London, England, an affiliate of Goldman Sachs, serves as investment adviser to the Global Income Fund. GSAM, GSFM and GSAMI are each referred to in this Prospectus as the "Investment Adviser." Goldman Sachs serves as each Fund's distributor and transfer agent.

                               TABLE OF CONTENTS

                                      PAGE
                                      ----
Fund Highlights.....................    1
Fees and Expenses...................    7
Financial Highlights................    9
Investment Objectives and Policies..   15
Description of Securities...........   22
Risk Factors........................   30
Investment Techniques...............   33
Investment Restrictions.............   37
Portfolio Turnover..................   38
Management..........................   38
Dividends...........................   42

                                    PAGE
                                    ----
Net Asset Value...................   43
Performance Information...........   43
Shares of the Trust...............   44
Taxation..........................   45
Additional Information............   46
Reports to Shareholders...........   47
Purchase of Institutional Shares..   47
Exchange Privilege................   50
Redemption of Institutional
 Shares...........................   50
Appendix..........................  A-1
Account Information Form

                                FUND HIGHLIGHTS

   The following is intended to highlight certain information and is qualified in its entirety by the more detailed information contained in this Prospectus.

 WHAT IS THE GOLDMAN SACHS TRUST?

   The Goldman Sachs Trust is an open-end management investment company that offers its shares in several investment funds (mutual funds). Each Fund pools the monies of investors by selling its shares to the public and investing these monies in a portfolio of securities designed to achieve that Fund's stated investment objectives.

 WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS?

   Each Fund has distinct investment objectives and policies. There can be no assurance that a Fund's objectives will be achieved. For a further description of each Fund's investment objectives and policies, see "Investment Objectives and Policies," "Description of Securities" and "Investment Techniques."

 WHO MANAGES THE FUNDS?

   Goldman Sachs Funds Management, L.P. serves as Investment Adviser to the Adjustable Rate Government and Short Duration Government Funds. Goldman Sachs Asset Management serves as Investment Adviser to the Short Duration Tax-Free, Government Income, Municipal Income, Core Fixed Income and High Yield Funds. Goldman Sachs Asset Management International serves as Investment Adviser to the Global Income Fund. As of January 26, 1998, the Investment Advisers, together with their affiliates, acted as investment adviser or distributor for assets in excess of $140 billion.

 WHO DISTRIBUTES THE FUNDS' SHARES?

   Goldman Sachs acts as distributor of each Fund's shares.

                                                          EXPECTED
                                                        APPROXIMATE
                                                          INTEREST
                    INVESTMENT                              RATE
  FUND NAME         OBJECTIVES           DURATION       SENSITIVITY    INVESTMENT SECTOR      CREDIT QUALITY
 --------------------------------------------------------------------------------------------
ADJUSTABLE      A high level of     Target = 6-month    9-month note At least 65% of       U.S. Government
RATE            current income,     to 1-year                        total assets in       Securities
GOVERNMENT      consistent with     U.S. Treasury                    securities issued or
FUND            low volatility      Security                         guaranteed by the
                of principal.       Maximum = 2 years                U.S. government,
                                                                     its agencies,
                                                                     instrumentalities
                                                                     or sponsored
                                                                     enterprises
                                                                     ("U.S. Government
                                                                     Securities")
                                                                     that are adjustable
                                                                     rate mortgage
                                                                     pass-through
                                                                     securities and
                                                                     other mortgage
                                                                     securities with
                                                                     periodic interest
                                                                     rate resets.
 --------------------------------------------------------------------------------------------
SHORT DURATION  A high level of     Target = 2-year     2-year bond  At least 65% of       U.S. Government
GOVERNMENT      current income,     U.S. Treasury                    total assets in       Securities
FUND            and secondarily,    Security plus                    U.S. Government
                in seeking current  or minus .5 years                Securities
                income, may also    Maximum = 3 years                and repurchase
                consider the poten-                                  agreements
                tial for capital                                     collateralized
                appreciation.                                        by such securities.
 --------------------------------------------------------------------------------------------
SHORT DURATION  A high level of     Target = Lehman     3-year bond  At least 80% of       Minimum = BBB/Baa
TAX-FREE        current income,     Brothers                         net assets in
FUND            consistent with     3-year Municipal                 municipal securities.
                low volatility      Bond Index
                of principal,       plus or minus
                that is exempt      .5 years
                from regular        Maximum = 4 years
                federal
                income tax.
 --------------------------------------------------------------------------------------------
GOVERNMENT      A high level of     Target = Lehman     5-year bond  At least 65% of total U.S. Government
INCOME          current income,     Brothers Mutual                  assets in U.S.        Securities; non-U.S.
FUND            consistent with     Fund Government/                 Government            Government
                safety of           Mortgage Index                   Securities, including Securities =
                principal.          plus or minus                    mortgage-backed       AAA/Aaa
                                    1 year                           U.S. Government
                                    Maximum = 6 years                Securities and
                                                                     repurchase
                                                                     agreements
                                                                     collateralized by
                                                                     U.S. Government
                                                                     Securities.
  FUND NAME      OTHER INVESTMENTS      BENCHMARK
 --------------------------------------------------------------------------------------------
ADJUSTABLE      Fixed-rate          6-month and
RATE            mortgage            1-year U.S.
GOVERNMENT      pass-through        Treasury Security
FUND            securities and
                repurchase
                agreements
                collateralized by
                U.S. Government
                Securities.
 --------------------------------------------------------------------------------------------
SHORT DURATION  Mortgage pass-      2-year U.S.
GOVERNMENT      through             Treasury Security
FUND            securities and
                other securities
                representing an
                interest in or
                collateralized
                by mortgage loans.
 --------------------------------------------------------------------------------------------
SHORT DURATION  U.S. Government     Lehman Brothers
TAX-FREE        Securities          3-Year Municipal
FUND            and repurchase      Bond Index
                agreements
                collateralized
                by such securities.
 --------------------------------------------------------------------------------------------
GOVERNMENT      Non-government      Lehman Brothers
INCOME          mortgage pass-      Mutual Fund
FUND            through securities, Government/
                asset-backed        Mortgage Index
                securities and
                corporate
                fixed-income
                securities.

                                                          EXPECTED
                                                        APPROXIMATE
                                                          INTEREST
                  INVESTMENT                                RATE
 FUND NAME        OBJECTIVES             DURATION       SENSITIVITY    INVESTMENT SECTOR      CREDIT QUALITY
 --------------------------------------------------------------------------------------------
MUNICIPAL    A high level of       Target = Lehman      15-year bond At least 80% of        Minimum = BBB/Baa
INCOME       current income        Brothers 15-year                  net assets in          Average = AA/Aa
FUND         that is exempt        Municipal Bond                    municipal securities.
             from regular          Index plus
             federal income        or minus 1 year
             tax, consistent       Maximum = 12 years
             with preservation
             of capital.
 --------------------------------------------------------------------------------------------
CORE FIXED   Total return          Target = Lehman      5-year bond  At least 65% of        Minimum = BBB/Baa
INCOME FUND  consisting            Brothers                          assets in fixed-income Minimum for non-
             of capital            Aggregate Bond                    securities, including  dollar securities =
             appreciation          Index plus or                     U.S. Government        AA/Aa
             and income that       minus 1 year                      Securities, corporate,
             exceeds the total     Maximum = 6 years                 mortgage-backed
             return of the                                           and asset-backed
             Lehman Brothers                                         securities.
             Aggregate Bond
             Index.
 --------------------------------------------------------------------------------------------
GLOBAL       A high total return,  Target = J.P. Morgan 6-year bond  Securities of U.S.     Minimum =  BBB/Baa
INCOME       emphasizing current   Global Government                 and foreign            At least 50% =
FUND         income, and, to a     Bond Index                        governments and        AAA/Aaa
             lesser extent,        (hedged)                          corporations.
             providing             plus or minus
             opportunities         2.5 years
             for capital           Maximum = 7.5 years
             appreciation.
 --------------------------------------------------------------------------------------------
HIGH YIELD   A high level of       Target = Lehman      6-year bond  At least 65% of        At least 65% =
FUND         current income        Brothers High                     assets in fixed-       BB/Ba or below
             and, secondarily,     Yield Bond Index                  income securities
             capital appreciation. plus or minus                     rated below
                                   2.5 years                         investment grade,
                                   Maximum =7.5 years                including U.S. and
                                                                     non-U.S. dollar
                                                                     corporate debt,
                                                                     foreign government
                                                                     securities,
                                                                     convertible
                                                                     securities
                                                                     and preferred stock.

 FUND NAME     OTHER INVESTMENTS       BENCHMARK
-----------------------------------------------------
MUNICIPAL    U.S. Government        Lehman Brothers
INCOME       Securities and         15-Year
FUND         repurchase             Municipal
             agreements             Bond Index
             collateralized by
             such securities.
-----------------------------------------------------
CORE FIXED   Foreign fixed-         Lehman Brothers
INCOME FUND  income,                Aggregate Bond
             municipal and          Index
             convertible
             securities,
             foreign currencies
             and repurchase
             agreements
             collateralized
             by U.S.
             Government
             Securities.
 --------------------------------------------------------------------------------------------
GLOBAL       Mortgage and asset-    J.P. Morgan
INCOME       backed securities,     Global
FUND         foreign currencies     Government Bond
             and repurchase         Index (hedged)
             agreements
             collateralized by
             U.S. Government
             Securities or
             certain foreign
             government securities.
 --------------------------------------------------------------------------------------------
HIGH YIELD   Mortgage-backed        Lehman Brothers
FUND         and asset-backed       High Yield
             securities, U.S.       Bond Index
             Government
             Securities,
             investment grade
             corporate fixed-
             income securities,
             structured
             securities,
             foreign currencies
             and repurchase
             agreements
             collateralized by
             U.S. Government
             Securities.

 WHAT ARE THE RISK FACTORS AND SPECIAL CHARACTERISTICS THAT I SHOULD CONSIDER BEFORE INVESTING?

   Each Fund's share price will fluctuate with market, economic and, with respect to the Core Fixed Income, Global Income and High Yield Funds, foreign exchange conditions, so that an investment in any of the Funds may be worth more or less when redeemed than when purchased. None of the Funds should be relied upon as a complete investment program. There can be no assurance that a Fund's investment objectives will be achieved. See "Risk Factors."

   Interest Rate Risk. When interest rates decline, the market value of fixed-income securities tends to increase. Conversely, when interest rates increase, the market value of fixed-income securities tends to decline. Volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument.

   Default Risk/Credit Risk. Investments in fixed-income securities are subject to the risk that the issuer could default on its obligations, and a Fund could sustain losses on such investments. A default could impact both interest and principal payments.

   Call Risk and Extension Risk. Fixed-income securities may be subject to both call risk and extension risk. Call risk (i.e., where the issuer exercises its right to pay principal on an obligation earlier than scheduled) causes cash flow to be returned earlier than expected. Call risk typically results when interest rates have declined. Under such circumstances a Fund may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities. Extension risk (i.e., where the issuer exercises its right to pay principal on an obligation later than scheduled) causes cash flows to be returned later than expected. Extension risk typically results when interest rates have increased. Under such circumstances, a Fund will suffer from the inability to invest in higher yielding securities. The investment characteristics of Mortgage-Backed Securities (including adjustable rate mortgage securities) and Asset-Backed Securities differ from those of traditional fixed-income securities because they generally have both call risk (also known as prepayment risk) and extension risk.

   Tax Risk of Municipal Securities. Because of their tax-exempt status, the yields and market values of municipal securities may be more adversely impacted by changes in tax rates and policies than taxable fixed-income securities.

   Risks of investing in non-investment grade fixed-income securities. Non-investment grade fixed-income securities (commonly referred to as "junk bonds") are subject to greater volatility and risk of loss and are less liquid than securities which are perceived to be of higher credit quality. Such securities, also referred to as high yield securities, are considered to be speculative by traditional investment standards. High yield securities are subject to increased risk of an issuer's inability to meet principal and interest payments. The High Yield Fund may invest in securities which are in default at the time of investment. The market for non-investment grade securities tends to be concentrated in a limited number of market makers, which may affect liquidity. In addition, the market price of such securities tends to reflect individual corporate developments to a greater extent than that of higher rated securities which react primarily to the general level of interest rates.

   Foreign Risks. Investments in securities of foreign issuers and currencies involve risks that are different from those associated with investments in domestic securities. The risks associated with foreign investments and currencies include changes in relative currency exchange rates, political and economic developments, the imposition of exchange controls, confiscation and other governmental restrictions. In addition, the securities markets of foreign countries are generally less liquid and subject to greater price volatility. To the extent that the Core Fixed Income, Global Income and High Yield Funds invest in emerging markets and countries, these risks may be heightened.

   Other. A Fund's use of certain investment techniques, including derivatives, forward contracts, options, futures and swap transactions, will subject the Fund to greater risk than funds that do not employ such techniques.

   Diversified and Non-Diversified Funds. Each Fund, other than the Global Income Fund, is a "diversified open-end management company" as defined under the Investment Company Act of 1940, as amended (the "Act"). The Global Income Fund is a "non-diversified" open-end management company as defined under the Act, and is, therefore, subject only to certain federal tax diversification requirements (to which the other Funds are also subject), in addition to the policies adopted by the Investment Adviser. To the extent that the Fund is not diversified under the Act, it will be more susceptible to adverse developments affecting any single issuer of portfolio securities. See "Investment Restrictions."

 WHAT IS THE MINIMUM INVESTMENT?

   The minimum initial investment for the Adjustable Rate Government, Short Duration Government, Short Duration Tax-Free and Core Fixed Income Funds is $50,000 in Institutional Shares of a Fund alone or in combination with Institutional Shares (or the corresponding class) of any other mutual fund sponsored by Goldman Sachs and designated as an eligible fund for this purpose. The minimum initial investment for the Government Income, Municipal Income, Global Income and High Yield Funds is either $1,000,000 or $10,000,000 depending upon an investor's eligibility.

 HOW DO I PURCHASE INSTITUTIONAL SHARES?

   You may purchase Institutional Shares of the Funds through Goldman Sachs. Institutional Shares are purchased at the current net asset value without any sales load. See "Purchase of Institutional Shares."

 HOW DO I SELL MY INSTITUTIONAL SHARES?

   You may redeem Institutional Shares upon request on any Business Day, as defined under "Additional Information," at the net asset value next determined after receipt of such request in proper form. See "Redemption of Institutional Shares."

 HOW DO I RECEIVE DIVIDENDS AND DISTRIBUTIONS?

                                               INVESTMENT INCOME
                                                   DIVIDENDS
                                               ------------------ CAPITAL GAINS
    FUND                                       DECLARED    PAID   DISTRIBUTIONS
    ----                                       ------------------ -------------
  Adjustable Rate Government.................. Daily     Monthly  Annually
  Short Duration Government................... Daily     Monthly  Annually
  Short Duration Tax-Free..................... Daily     Monthly  Annually
  Government Income........................... Daily     Monthly  Annually
  Municipal Income............................ Daily     Monthly  Annually
  Core Fixed Income........................... Daily     Monthly  Annually
  Global Income............................... Monthly   Monthly  Annually
  High Yield.................................. Daily     Monthly  Annually

   Recordholders of Institutional Shares may receive dividends in additional Institutional Shares of the Fund in which they have invested or may elect to receive cash. For further information concerning dividends, see "Dividends."

                   FEES AND EXPENSES (INSTITUTIONAL SHARES)



                         ADJUSTABLE   SHORT     SHORT                         CORE
                            RATE     DURATION  DURATION GOVERNMENT MUNICIPAL FIXED  GLOBAL  HIGH
                         GOVERNMENT GOVERNMENT TAX-FREE   INCOME    INCOME   INCOME INCOME  YIELD
                          FUND/1/    FUND/1/     FUND    FUND/1/     FUND     FUND   FUND  FUND/1/
                         ---------- ---------- -------- ---------- --------- ------ ------ -------
SHAREHOLDER TRANSACTION
 EXPENSES:
 Maximum Sales Charge
  Imposed on Pur-
  chases...............     none       none      none      none      none     none   none   none
 Maximum Sales Charge
  Imposed on Reinvested
  Dividends............     none       none      none      none      none     none   none   none
 Redemption Fees.......     none       none      none      none      none     none   none   none
 Exchange Fees.........     none       none      none      none      none     none   none   none
ANNUAL FUND OPERATING EXPENSES:
 (as a
 percentage of average daily net
 assets)
 Management Fees (after
  applicable limita-
  tions)/2/............     0.40%      0.50%     0.40%     0.65%     0.55%    0.40%  0.59%  0.65%
 Distribution (Rule
  12b-1) Fees..........     none       none      none      none      none     none   none   none
 Other Expenses (after
  applicable
  limitations)/3/......     0.13%      0.05%     0.05%     0.00%     0.05%    0.05%  0.06%  0.18%
                            ----       ----      ----      ----      ----     ----   ----   ----
  TOTAL FUND OPERATING
   EXPENSES (after fee
   and
   expense limita-
   tions)/4/...........     0.53%      0.55%     0.45%     0.65%     0.60%    0.45%  0.65%  0.83%
                            ====       ====      ====      ====      ====     ====   ====   ====

EXAMPLE

  You would pay the following expenses on a hypothetical $1,000 investment assuming (i) a 5% annual return and (ii) redemption at the end of each time period.

   FUND                                          1 YEAR 3 YEARS 5 YEARS 10 YEARS
   ----                                          ------ ------- ------- --------
Adjustable Rate Government......................  $ 5     $17     $30     $66
Short Duration Government.......................  $ 6     $18     $31     $69
Short Duration Tax-Free.........................  $ 5     $14     $25     $57
Government Income...............................  $ 7     $21     $36     $81
Municipal Income................................  $ 6     $19     $33     $75
Core Fixed Income...............................  $ 5     $14     $25     $57
Global Income...................................  $ 7     $21     $36     $81
High Yield......................................  $ 8     $26     N/A     N/A

--------
/1/ Based on estimated amounts for the current fiscal year.

/2/ The Investment Advisers have voluntarily agreed that a portion of the management fee would not be imposed on the Global Income and High Yield Funds equal to .31% and .05%, respectively. Without such limitations, management fees would be .90% and .70% of each Fund's average daily net assets, respectively.
/3/ The Investment Advisers voluntarily have agreed to reduce or limit certain other expenses (excluding management fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses (and transfer agency fees in the case of the Global Income and High Yield Funds)) to the extent such expenses exceed .05%, .05%, .00%, .05%, .05%, .06% and .14% of the average daily net assets of the Short Duration Government, Short Duration Tax-Free, Government Income, Municipal Income, Core Fixed Income, Global Income and High Yield Funds, respectively.

/4/ Without the limitations described above, "Other Expenses" and "Total
    Operating Expenses" of the Funds (with the exception of the High Yield Fund which is estimated for the current fiscal year) for the fiscal year ended October 31, 1997 would have been as follows:

                                                         OTHER   TOTAL OPERATING
                                                        EXPENSES    EXPENSES
                                                        -------- ---------------
   Short Duration Government...........................   .32%         .82%
   Short Duration Tax-Free.............................   .83%        1.23%
   Government Income...................................   .67%        1.32%
   Municipal Income....................................   .57%        1.12%
   Core Fixed Income...................................   .43%         .83%
   Global Income.......................................   .14%        1.04%
   High Yield..........................................   .37%        1.07%

 In addition, for the year ended October 31, 1997, the Investment Adviser waived and reimbursed certain fees and expenses such that the "Other Expenses" and "Total Operating Expenses" actually incurred by the Adjustable Rate Government Fund were 0.09% and 0.49%, respectively. Without such limitations, "Other Expenses" and "Total Operating Expenses" of the Fund would have been 0.12% and 0.52%, respectively. For the year ended October 31, 1997, the Investment Adviser voluntarily agreed that a portion of the management fee would not be imposed on the Short Duration Government and Government Income Funds equal to 0.10% and 0.40%, respectively. Without such limitations, management fees would have been 0.50% and 0.65% of each Fund's average daily net assets, respectively. In addition, the Investment Adviser reimbursed certain expenses such that "Other Expenses" actually incurred by the Short Duration Government and Government Income Funds for Institutional Shares were 0.05% and 0.00%, respectively, and "Total Operating Expenses" were 0.45% and 0.25%, respectively. Without such limitations, "Other Expenses" would have been 0.32% and 0.67%, respectively, and "Total Operating Expenses" would have been 0.82% and 1.32%, respectively.

  The Investment Advisers have no current intention of modifying or discontinuing any of the limitations set forth above but may do so in the future at their discretion. The information set forth in the foregoing table and hypothetical example relates only to Institutional Shares of the Funds. Each Fund also offers Service and Class A Shares and, with the exception of the Adjustable Rate Government Fund, Class B and Class C Shares. The Adjustable Rate Government, Short Duration Government, Short Duration Tax-Free and Core Fixed Income Funds also offer Administration Shares. The other classes of the Funds are subject to different fees and expenses (which affect performance), have different minimum investment requirements and are entitled to different services. Information regarding any other class of the Funds may be obtained from your sales representative or from Goldman Sachs by calling the number on the back cover page of this Prospectus.

  Certain institutions that invest in Institutional Shares on behalf of their customers may receive certain compensation in connection with the sale and distribution of such Shares or for services to their customers' accounts and/or the Funds. For additional information regarding such compensation, see "Purchase of Institutional Shares" in this Prospectus and the Additional Statement.

  The purpose of the foregoing table is to assist investors in understanding the various fees and expenses of a Fund that an investor will bear directly or indirectly. The information on the fees and expenses included in the table and the hypothetical example above are based on each Fund's fees and expenses (actual or estimated) and should not be considered as representative of past or future expenses. Actual fees and expenses may be greater or less than those indicated. Moreover, while the example assumes a 5% annual return, a Fund's actual performance will vary and may result in an actual return greater or less than 5%. See "Management --Investment Advisers."

                             FINANCIAL HIGHLIGHTS

         SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  The following data has been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report incorporated by reference into the Additional Statement from the Annual Report to shareholders of the Funds for the year ended October 31, 1997 (the "Annual Report"). This information should be read in conjunction with the financial statements and related notes incorporated by reference and attached to the Additional Statement. The Annual Report also contains performance information and is available upon request and without charge by calling the telephone number or writing to one of the addresses on the back cover of this Prospectus.

                             INCOME (LOSS) FROM INVESTMENT OPERATIONS(N)
                           --------------------------------------------------- ---------
                                        NET REALIZED       NET
                                            AND          REALIZED
                                         UNREALIZED        AND
                                        GAIN (LOSS)     UNREALIZED    TOTAL
                                             ON        GAIN (LOSS)    INCOME
                 NET ASSET              INVESTMENT,     ON FOREIGN    (LOSS)
                 VALUE AT     NET        OPTION AND      CURRENCY      FROM     FROM NET
                 BEGINNING INVESTMENT     FUTURES        RELATED    INVESTMENT INVESTMENT
                 OF PERIOD   INCOME     TRANSACTIONS   TRANSACTIONS OPERATIONS   INCOME
                 --------- ----------   ------------   ------------ ---------- ----------
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------
1997-
Institutional
Shares..........  $ 9.83    $0.5914(a)    $ 0.0494 (a)     --        $0.6408    $(0.5908)
1997-
Administration
Shares..........    9.83     0.5665(a)      0.0497 (a)     --         0.6162     (0.5662)
1997-Service
Shares(m).......    9.84     0.3298(a)      0.0400 (a)     --         0.3698     (0.3298)
1997-Class A
Shares..........    9.83     0.5662(a)      0.0500 (a)     --         0.6162     (0.5662)
1996-
Institutional
Shares..........    9.77     0.5759(a)      0.0772 (a)     --         0.6531     (0.5725)
1996-
Administration
Shares..........    9.77     0.5489(a)      0.0797 (a)     --         0.6286     (0.5489)
1996-Class A
Shares..........    9.77     0.5481(a)      0.0806 (a)     --         0.6287     (0.5489)
1995-
Institutional
Shares..........    9.74     0.5630(a)      0.0717 (a)     --         0.6347     (0.5759)
1995-
Administration
Shares..........    9.74     0.5366(a)      0.0737 (a)     --         0.6103     (0.5528)
1995-Class A
Shares(c).......    9.79     0.2721(a)     (0.0090)(a)     --         0.2631     (0.2697)
1994-
Institutional
Shares..........   10.00     0.4341(a)     (0.2455)(a)     --         0.1886     (0.4486)
1994-
Administration
Shares..........   10.00     0.4211(a)     (0.2572)(a)     --         0.1639     (0.4239)
1993-
Institutional
Shares..........   10.04     0.4397        (0.0376)(d)     --         0.4021     (0.4397)
1993-
Administration
Shares(e).......   10.02     0.2146        (0.0173)(d)     --         0.1973     (0.2146)
1992-
Institutional
Shares..........   10.03     0.5599        (0.0029)(d)     --         0.5570     (0.5470)
FOR THE PERIOD JULY 17, 1991(G) THROUGH OCTOBER 31,
-------------------
1991-
Institutional
Shares..........   10.00     0.1531         0.0322(d)      --         0.1853     (0.1553)
-----------------------------------------------------------------------------------------------------------------------------------



                          DISTRIBUTIONS TO SHAREHOLDERS
                 ----------------------------------------------------------
                                          IN EXCESS
                   FROM NET                 OF NET
                   REALIZED                REALIZED
                   GAIN ON                 GAIN ON
                 INVESTMENT,  IN EXCESS  INVESTMENT,   FROM       TOTAL
                  OPTION AND    OF NET    OPTION AND   PAID   DISTRIBUTIONS
                   FUTURES    INVESTMENT   FUTURES      IN         TO
                 TRANSACTIONS   INCOME   TRANSACTIONS CAPITAL SHAREHOLDERS
                 ------------ ---------- ------------ ------- -------------
                                 ADJUSTABLE RATE GOVERNMENT FUND
----------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------
1997-
Institutional
Shares..........     --            --        --         --      $(0.5908)
1997-
Administration
Shares..........     --            --        --         --       (0.5662)
1997-Service
Shares(m).......     --            --        --         --       (0.3298)
1997-Class A
Shares..........     --            --        --         --       (0.5662)
1996-
Institutional
Shares..........     --        (0.0206)      --         --       (0.5931)
1996-
Administration
Shares..........     --        (0.0198)      --         --       (0.5687)
1996-Class A
Shares..........     --        (0.0198)      --         --       (0.5687)
1995-
Institutional
Shares..........     --        (0.0287)      --         --       (0.6046)
1995-
Administration
Shares..........     --        (0.0275)      --         --       (0.5803)
1995-Class A
Shares(c).......     --        (0.0134)      --         --       (0.2831)
1994-
Institutional
Shares..........     --            --        --         --       (0.4486)
1994-
Administration
Shares..........     --            --        --         --       (0.4239)
1993-
Institutional
Shares..........     --        (0.0024)      --         --       (0.4421)
1993-
Administration
Shares(e).......     --        (0.0027)      --         --       (0.2173)
1992-
Institutional
Shares..........     --            --        --         --       (0.5470)
FOR THE PERIOD JULY 17, 1991(G) THROUGH OCTOBER 31,
-------------------
1991-
Institutional
Shares..........     --            --        --         --       (0.1553)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                          RATIOS ASSUMING NO
                                                                                          VOLUNTARY WAIVER OF
                                                                                            FEES OR EXPENSE
                                                                                              LIMITATIONS
                                                                                          --------------------

                                               RATIO OF
                     NET      NET                NET      RATIO OF                        RATIO OF   RATIO OF
                   INCREASE  ASSET             EXPENSES     NET                    NET    EXPENSES     NET
                  (DECREASE) VALUE                TO     INVESTMENT             ASSETS AT    TO     INVESTMENT
                    IN NET   AT END            AVERAGE   INCOME TO  PORTFOLIO    END OF   AVERAGE   INCOME TO
                    ASSET      OF     TOTAL      NET      AVERAGE   TURNOVER     PERIOD     NET      AVERAGE
                    VALUE    PERIOD RETURN(K)   ASSETS   NET ASSETS  RATE(D)    (IN 000S)  ASSETS   NET ASSETS
                  ---------- ------ ---------- --------- ---------- ----------- --------- --------- ----------
--------------------------------------------------------------------------------------------------------------
FOR THE YEARS END
-------------
1997-
Institutional
Shares..........   $ 0.0500  $ 9.88   6.70%      0.49%      5.99%     46.58%    $ 463,511   0.52%      5.96%
1997-
Administration
Shares..........     0.0500    9.88   6.43       0.74       5.73      46.58         2,793   0.77       5.70
1997-Service
Shares(m).......     0.0400    9.88   3.81(f)    1.05(b)    5.64(b)   46.58(f)        346   1.08(b)    5.61(b)
1997-Class A
Shares..........     0.0500    9.88   6.43       0.74       5.60      46.58        43,393   1.02       5.32
1996-
Institutional
Shares..........     0.0600    9.83   6.86       0.45       5.85      52.36       613,149   0.51       5.79
1996-
Administration
Shares..........     0.0600    9.83   6.60       0.70       5.59      52.36         3,792   0.76       5.53
1996-Class A
Shares..........     0.0600    9.83   6.60       0.70       5.59      52.36        10,728   1.01       5.28
1995-
Institutional
Shares..........     0.0301    9.77   6.75       0.46       5.77      24.12       657,358   0.53       5.70
1995-
Administration
Shares..........     0.0300    9.77   6.48       0.71       5.50      24.12         3,572   0.78       5.43
1995-Class A
Shares(c).......    (0.0200)   9.77   2.74(f)    0.69(b)    5.87(b)   24.12(f)     15,203   1.01(b)    5.55(b)
1994-
Institutional
Shares..........    (0.2600)   9.74   1.88       0.46       4.38      37.81       942,523   0.49       4.35
1994-
Administration
Shares..........    (0.2600)   9.74   1.63       0.71       4.27      37.81         6,960   0.74       4.24
1993-
Institutional
Shares..........    (0.0400)  10.00   4.13       0.45       4.36     103.74     2,760,871   0.48       4.33
1993-
Administration
Shares(e).......    (0.0200)  10.00   2.01(f)    0.70(b)    3.81(b)  103.74(f)      5,326   0.73(b)    3.78(b)
1992-
Institutional
Shares..........     0.0100   10.04   6.12       0.42       5.61     286.40     2,145,064   0.55       5.48
FOR THE PERIOD JULY 17, 1991(G) THROUGH OCTOBER 31,
-------------------
1991-
Institutional
Shares..........     0.0300   10.03   2.14(f)    0.20(b)    7.31(b)  145.67(f)    239,642   1.02(b)    6.49(b)
-----------------------------------------------------------------------------------------------------------------------------------

                             INCOME (LOSS) FROM INVESTMENT OPERATIONS(N)
                           ---------------------------------------------------
                                        NET REALIZED       NET
                                            AND          REALIZED
                                         UNREALIZED        AND
                                        GAIN (LOSS)     UNREALIZED    TOTAL
                                             ON        GAIN (LOSS)    INCOME
                 NET ASSET              INVESTMENT,     ON FOREIGN    (LOSS)
                 VALUE AT     NET        OPTION AND      CURRENCY      FROM     FROM NET
                 BEGINNING INVESTMENT     FUTURES        RELATED    INVESTMENT INVESTMENT
                 OF PERIOD   INCOME     TRANSACTIONS   TRANSACTIONS OPERATIONS   INCOME
                 --------- ----------   ------------   ------------ ---------- ----------
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-----------------
1997-
Institutional
Shares..........  $ 9.83    $0.6412(a)    $ 0.0300(a)      --        $ 0.6712   $(0.6412)
1997-
Administration
Shares..........    9.85     0.6183(a)      0.0400(a)      --          0.6583    (0.6183)
1997-Service
Shares..........    9.82     0.5904(a)      0.0401(a)      --          0.6305    (0.5904)
1997-Class A
Shares(o).......    9.78     0.3121(a)      0.0883(a)      --          0.4004    (0.3004)
1997-Class B
Shares(o).......    9.75     0.2787(a)      0.1011(a)      --          0.3798    (0.2698)
1997-Class C
Shares(p).......    9.83     0.1185(a)      0.0225(a)      --          0.1410    (0.1110)
1996-
Institutional
Shares..........    9.82     0.6290(a)      0.0136(a)      --          0.6426    (0.6326)
1996-
Administration
Shares(h).......    9.86     0.3837(a)      0.0003(a)      --          0.3840    (0.3940)
1996-Service
Shares(i).......    9.72     0.3134(a)      0.1018(a)      --          0.4152    (0.3152)
1995-
Institutional
Shares..........    9.64     0.6652(a)      0.1666(a)      --          0.8318    (0.6518)
1995-
Administration
Shares..........    9.64     0.2384(a)     (0.0433)(a)     --          0.1951    (0.2051)
1994-
Institutional
Shares..........   10.14     0.5628(a)     (0.4592)(a)     --          0.1036    (0.5598)
1994-
Administration
Shares..........   10.14     0.5329(a)     (0.4539)(d)     --          0.0790    (0.5352)
1993-
Institutional
Shares..........   10.16     0.5627        (0.0135)(d)     --          0.5492    (0.5627)
1993-
Administration
Shares(e).......   10.23     0.2725        (0.0900)(d)     --          0.1825    (0.2725)
1992-
Institutional
Shares..........   10.22     0.6703        (0.0600)(d)     --          0.6103    (0.6703)
1991-
Institutional
Shares..........   10.00     0.8020         0.2200(d)      --          1.0220    (0.8020)
1990-
Institutional
Shares..........   10.07     0.8300        (0.0700)(d)     --          0.7600    (0.8300)
1989-
Institutional
Shares..........   10.10     0.8800            --          --          0.8800    (0.8800)
FOR THE PERIOD AUGUST 15, 1988(G) THROUGH OCTOBER 31,
-----------------------------
1988-
Institutional
Shares..........   10.00     0.1800         0.1000(d)      --          0.2800    (0.1800)
------------------------------------------------------------------------------------------------------------------------------------




                          DISTRIBUTIONS TO SHAREHOLDERS
                                          IN EXCESS
                   FROM NET                 OF NET                                                           RATIO OF
                   REALIZED                REALIZED                             NET      NET                   NET      RATIO OF
                   GAIN ON                 GAIN ON                            INCREASE  ASSET                EXPENSES     NET
                 INVESTMENT,  IN EXCESS  INVESTMENT,   FROM        TOTAL     (DECREASE) VALUE                   TO     INVESTMENT
                  OPTION AND    OF NET    OPTION AND   PAID    DISTRIBUTIONS   IN NET   AT END               AVERAGE   INCOME TO
                   FUTURES    INVESTMENT   FUTURES      IN          TO         ASSET      OF        TOTAL      NET      AVERAGE
                 TRANSACTIONS   INCOME   TRANSACTIONS CAPITAL  SHAREHOLDERS    VALUE    PERIOD    RETURN(K)   ASSETS   NET ASSETS
                 ------------ ---------- ------------ -------- ------------- ---------- --------- ---------- --------- ----------
                                  SHORT DURATION GOVERNMENT FUND
---------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-----------------
1997-
Institutional
Shares..........       --          --        --           --     $(0.6412)    $ 0.0300  $ 9.86       7.07%     0.45%      6.43%
1997-
Administration
Shares..........       --          --        --           --      (0.6183)      0.0400    9.89       6.91      0.70       6.19
1997-Service
Shares..........       --          --        --           --      (0.5904)      0.0401    9.86       6.63      0.95       5.92
1997-Class A
Shares(o).......       --          --        --           --      (0.3004)      0.1000    9.88       4.14(f)   0.70(b)    6.05(b)
1997-Class B
Shares(o).......       --          --        --           --      (0.2698)      0.1100    9.86       3.94(f)   1.30(b)    5.52(b)
1997-Class C
Shares(p).......       --          --        --           --      (0.1110)      0.0300    9.86       1.44(f)   1.45(b)    5.52(b)
1996-
Institutional
Shares..........       --          --        --           --      (0.6326)      0.0100    9.83       6.75      0.45       6.44
1996-
Administration
Shares(h).......       --          --        --           --      (0.3940)     (0.0100)   9.85       4.00(f)   0.70(b)    5.97(b)
1996-Service
Shares(i).......       --          --        --           --      (0.3152)      0.1000    9.82       4.35(f)   0.95(b)    6.05(b)
1995-
Institutional
Shares..........       --          --        --           --      (0.6518)      0.1800    9.82       8.97      0.45       6.87
1995-
Administration
Shares..........       --          --        --           --      (0.2051)     (0.0100)   9.63(h)    2.10      0.70(b)    7.91(b)
1994-
Institutional
Shares..........   (0.0438)        --        --           --      (0.6036)     (0.5000)   9.64       0.99      0.45       5.69
1994-
Administration
Shares..........   (0.0438)        --        --           --      (0.5790)     (0.5000)   9.64       0.73      0.70       5.38
1993-
Institutional
Shares..........       --      (0.0065)      --           --      (0.5692)     (0.0200)  10.14       5.55      0.45       5.46
1993-
Administration
Shares(e).......       --          --        --           --      (0.2725)     (0.0900)  10.14       1.74(f)   0.70(b)    4.84(b)
1992-
Institutional
Shares..........       --          --        --           --      (0.6703)     (0.0600)  10.16       6.24      0.45       6.60
1991-
Institutional
Shares..........       --          --        --           --      (0.8020)      0.2200   10.22      10.93      0.45       8.25
1990-
Institutional
Shares..........       --          --        --           --      (0.8300)     (0.0700)  10.00       8.23      0.45       8.62
1989-
Institutional
Shares..........       --          --        --       (0.0300)    (0.9100)     (0.0300)  10.07       9.08      0.46       8.71
FOR THE PERIOD AUGUST 15, 1988(G) THROUGH OCTOBER 31,
-----------------------------
1988-
Institutional
Shares..........       --          --        --           --      (0.1800)      0.1000   10.10       3.30(f)   0.55(b)    8.55(b)
---------------------------------------------------------------------------------------------------------------------------------

                                     RATIOS ASSUMING NO
                                     VOLUNTARY WAIVER OF
                                       FEES OR EXPENSE
                                         LIMITATIONS
                                     --------------------

                              NET
                             ASSETS  RATIO OF   RATIO OF
                             AT END  EXPENSES     NET
                               OF       TO     INVESTMENT
                PORTFOLIO    PERIOD  AVERAGE   INCOME TO
                TURNOVER      (IN      NET      AVERAGE
                 RATE(D)     000S)    ASSETS   NET ASSETS
                ----------- -------- --------- ----------

------------------
FOR THE YEARS ENDED OCTOBER 31,
----------------
1997-
Institutional
Shares.......... 102.58%    $103,729   0.82%      6.06%
1997-
Administration
Shares.......... 102.58        1,060   1.07       5.82
1997-Service
Shares.......... 102.58        3,337   1.32       5.55
1997-Class A
Shares(o)....... 102.58(f)     9,491   1.32(b)    5.43(b)
1997-Class B
Shares(o)....... 102.58(f)       747   1.82(b)    5.00(b)
1997-Class C
Shares(p)....... 102.58(f)       190   1.82(b)    5.15(b)
1996-
Institutional
Shares.......... 115.45       99,944   0.71       6.18
1996-
Administration
Shares(h)....... 115.45          252   0.96(b)    5.71(b)
1996-Service
Shares(i)....... 115.45        1,822   1.21(b)    5.79(b)
1995-
Institutional
Shares.......... 292.56      103,760   0.72       6.60
1995-
Administration
Shares.......... 292.56          --    0.90(b)    7.71(b)
1994-
Institutional
Shares.......... 289.79      193,095   0.59       5.55
1994-
Administration
Shares.......... 289.79          730   0.84       5.24
1993-
Institutional
Shares.......... 411.66      359,708   0.64       5.31
1993-
Administration
Shares(e)....... 411.66       16,490   0.80(b)    4.74(b)
1992-
Institutional
Shares.......... 216.07      277,927   0.69       6.36
1991-
Institutional
Shares.......... 155.44      158,848   0.79       7.91
1990-
Institutional
Shares.......... 173.21       68,995   0.95       8.12
1989-
Institutional
Shares.......... 137.37       31,015   1.39       7.78
FOR THE PERIOD A
----------------
1988-
Institutional
Shares.......... 167.00(f)    39,052   1.42(b)    7.68(b)
------------------

                             INCOME (LOSS) FROM INVESTMENT OPERATIONS(N)
                           --------------------------------------------------- ---------
                                        NET REALIZED       NET
                                            AND          REALIZED
                                         UNREALIZED        AND
                                        GAIN (LOSS)     UNREALIZED    TOTAL
                                             ON        GAIN (LOSS)    INCOME
                 NET ASSET              INVESTMENT,     ON FOREIGN    (LOSS)
                 VALUE AT     NET        OPTION AND      CURRENCY      FROM     FROM NET
                 BEGINNING INVESTMENT     FUTURES        RELATED    INVESTMENT INVESTMENT
                 OF PERIOD   INCOME     TRANSACTIONS   TRANSACTIONS OPERATIONS   INCOME
                 --------- ----------   ------------   ------------ ---------- ----------
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
1997-
Institutional
Shares..........  $ 9.96    $0.4181(a)    $ 0.1091(a)      --        $ 0.5272   $(0.4172)
1997-
Administration
Shares..........    9.96     0.3924(a)      0.1100(a)      --          0.5024    (0.3924)
1997-Service
Shares..........    9.97     0.3675(a)      0.1000(a)      --          0.4675    (0.3675)
1997-Class A
Shares(o).......    9.94     0.1950(a)      0.1400(a)      --          0.3350    (0.1950)
1997-Class B
Shares(o).......    9.94     0.1663(a)      0.1368(a)      --          0.3031    (0.1631)
1997-Class C
Shares(p).......   10.04     0.0670(a)      0.0300(a)      --          0.0970    (0.0670)
1996-
Institutional
Shares..........    9.94     0.4192(a)      0.0200(a)      --          0.4392    (0.4192)
1996-
Administration
Shares..........    9.94     0.3944(a)      0.0200(a)      --          0.4144    (0.3944)
1996-Service
Shares..........    9.95     0.3697(a)      0.0200(a)      --          0.3897    (0.3697)
1995-
Institutional
Shares..........    9.79     0.4235(a)      0.1500(a)      --          0.5735    (0.4235)
1995-
Administration
Shares..........    9.79     0.3989(a)      0.1500(a)      --          0.5489    (0.3989)
1995-Service
Shares..........    9.79     0.3744(a)      0.1600(a)      --          0.5344    (0.3744)
1994-
Institutional
Shares..........   10.23     0.3787(a)     (0.3575)(a)     --          0.0212    (0.3787)
1994-
Administration
Shares..........   10.23     0.3537(a)     (0.3575)(a)     --         (0.0038)   (0.3537)
1994-Service
Shares(j).......    9.86     0.0475(a)     (0.0700)(a)     --         (0.0225)   (0.0475)
1993-
Institutional
Shares..........    9.93     0.3834         0.3000(d)      --          0.6834    (0.3834)
1993-
Administration
Shares(j).......   10.16     0.1555         0.0720(d)      --          0.2275    (0.1555)
FOR THE PERIOD OCTOBER 1, 1992(G) THROUGH OCTOBER 31,
1992-
Institutional
Shares..........   10.00     0.0341        (0.0700)(d)     --         (0.0359)   (0.0341)
------------------------------------------------------------------------------------------------------------------------------------



                          DISTRIBUTIONS TO SHAREHOLDERS
                 ----------------------------------------------------------
                                          IN EXCESS
                   FROM NET                 OF NET
                   REALIZED                REALIZED
                   GAIN ON                 GAIN ON
                 INVESTMENT,  IN EXCESS  INVESTMENT,   FROM       TOTAL
                  OPTION AND    OF NET    OPTION AND   PAID   DISTRIBUTIONS
                   FUTURES    INVESTMENT   FUTURES      IN         TO
                 TRANSACTIONS   INCOME   TRANSACTIONS CAPITAL SHAREHOLDERS
                 ------------ ---------- ------------ ------- -------------
                                   SHORT DURATION TAX-FREE FUND
---------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
1997-
Institutional
Shares..........       --        --          --         --      $(0.4172)
1997-
Administration
Shares..........       --        --          --         --       (0.3924)
1997-Service
Shares..........       --        --          --         --       (0.3675)
1997-Class A
Shares(o).......       --        --          --         --       (0.1950)
1997-Class B
Shares(o).......       --        --          --         --       (0.1631)
1997-Class C
Shares(p).......       --        --          --         --       (0.0670)
1996-
Institutional
Shares..........       --        --          --         --       (0.4192)
1996-
Administration
Shares..........       --        --          --         --       (0.3944)
1996-Service
Shares..........       --        --          --         --       (0.3697)
1995-
Institutional
Shares..........       --        --          --         --       (0.4235)
1995-
Administration
Shares..........       --        --          --         --       (0.3989)
1995-Service
Shares..........       --        --          --         --       (0.3744)
1994-
Institutional
Shares..........   (0.0825)      --          --         --       (0.4612)
1994-
Administration
Shares..........   (0.0825)      --          --         --       (0.4362)
1994-Service
Shares(j).......       --        --          --         --       (0.0475)
1993-
Institutional
Shares..........       --        --          --         --       (0.3834)
1993-
Administration
Shares(j).......       --        --          --         --       (0.1555)
FOR THE PERIOD OCTOBER 1, 1992(G) THROUGH OCTOBER 31,
1992-
Institutional
Shares..........       --        --          --         --       (0.0341)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                         RATIOS ASSUMING NO
                                                                                         VOLUNTARY WAIVER OF
                                                                                           FEES OR EXPENSE
                                                                                             LIMITATIONS
                                                                                         --------------------

                                               RATIO OF                           NET
                    NET      NET                 NET      RATIO OF               ASSETS  RATIO OF   RATIO OF
                  INCREASE  ASSET              EXPENSES     NET                  AT END  EXPENSES     NET
                 (DECREASE) VALUE                 TO     INVESTMENT                OF       TO     INVESTMENT
                   IN NET   AT END             AVERAGE   INCOME TO  PORTFOLIO    PERIOD  AVERAGE   INCOME TO
                   ASSET      OF     TOTAL       NET      AVERAGE   TURNOVER      (IN      NET      AVERAGE
                   VALUE    PERIOD RETURN(K)    ASSETS   NET ASSETS  RATE(D)     000S)    ASSETS   NET ASSETS
                 ---------- ------ ----------- --------- ---------- ----------- -------- --------- ----------
-------------------------------------------------------------------------------------------------------------
FOR THE YEARS END
1997-
Institutional
Shares..........  $ 0.1100  $10.07    5.40%      0.45%      4.18%    194.75%    $ 28,821   1.23%      3.40%
1997-
Administration
Shares..........    0.1100   10.07    5.14       0.70       3.91     194.75           77   1.48       3.13
1997-Service
Shares..........    0.1000   10.07    4.77       0.95       3.66     194.75        2,051   1.73       2.88
1997-Class A
Shares(o).......    0.1400   10.08    3.39(f)    0.70(b)    3.81(b)  194.75(f)     4,023   1.73(b)    2.78(b)
1997-Class B
Shares(o).......    0.1400   10.08    3.07(f)    1.30(b)    3.31(b)  194.75(f)       106   2.23(b)    2.38(b)
1997-Class C
Shares(p).......    0.0300   10.07    0.97(f)    1.45(b)    2.60(b)  194.75(f)         2   2.23(b)    1.82(b)
1996-
Institutional
Shares..........    0.0300    9.96    4.50       0.45       4.21     231.65       34,814   1.01       3.65
1996-
Administration
Shares..........    0.0300    9.96    4.24       0.70       3.96     231.65           48   1.26       3.40
1996-Service
Shares..........    0.0200    9.97    3.98       0.95       3.74     231.65          695   1.51       3.18
1995-
Institutional
Shares..........    0.1500    9.94    5.98       0.45       4.31     259.52       58,389   0.77       3.99
1995-
Administration
Shares..........    0.1500    9.94    5.76       0.70       4.14     259.52           46   1.02       3.82
1995-Service
Shares..........    0.1600    9.95    5.59       0.95       3.87     259.52          454   1.27       3.55
1994-
Institutional
Shares..........   (0.4400)   9.79    0.17       0.45       3.74     354.00       83,704   0.61       3.58
1994-
Administration
Shares..........   (0.4400)   9.79   (0.11)      0.70       3.51     354.00        3,866   0.86       3.35
1994-Service
Shares(j).......   (0.0700)   9.79   (0.32)(f)   0.95(b)    4.30(b)  354.00          440   1.11(b)    4.14(b)
1993-
Institutional
Shares..........    0.3000   10.23    7.03       0.41       3.70     404.60      115,803   1.06       3.05
1993-
Administration
Shares(j).......    0.0720   10.23    2.28(f)    0.70(b)    3.32(b)  404.60          911   1.07(b)    2.95(b)
FOR THE PERIOD OCTOBER 1, 1992(G) THROUGH OCTOBER 31,
1992-
Institutional
Shares..........   (0.0700)   9.93   (0.34)(f)   0.05(b)    4.58(b)   31.19(f)    14,601   2.68(b)    1.95(b)
------------------------------------------------------------------------------------------------------------------------------------

                             INCOME (LOSS) FROM INVESTMENT OPERATIONS(N)                       DISTRIBUTIONS TO SHAREHOLDERS
                           ----------------------------------------------- -------------------------------------------------------
                                      NET REALIZED     NET
                                          AND        REALIZED                                                  IN EXCESS
                                       UNREALIZED      AND                              FROM NET                 OF NET
                                      GAIN (LOSS)   UNREALIZED    TOTAL                 REALIZED                REALIZED
                                           ON      GAIN (LOSS)    INCOME                GAIN ON                 GAIN ON
                 NET ASSET            INVESTMENT,   ON FOREIGN    (LOSS)              INVESTMENT,  IN EXCESS  INVESTMENT,   FROM
                 VALUE AT     NET      OPTION AND    CURRENCY      FROM     FROM NET   OPTION AND    OF NET    OPTION AND   PAID
                 BEGINNING INVESTMENT   FUTURES      RELATED    INVESTMENT INVESTMENT   FUTURES    INVESTMENT   FUTURES      IN
                 OF PERIOD   INCOME   TRANSACTIONS TRANSACTIONS OPERATIONS   INCOME   TRANSACTIONS   INCOME   TRANSACTIONS CAPITAL
                 --------- ---------- ------------ ------------ ---------- ---------- ------------ ---------- ------------ -------
                                                                                                  GOVERNMENT INCOME FUND
----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
---------------------
1997-Class A
Shares            $14.36     $0.91       $0.29          --        $1.20      $(0.90)     $(0.07)        --          --        --
1997-Class B
Shares             14.37      0.80        0.30          --         1.10       (0.79)      (0.07)        --          --        --
1997-Class C
Shares(p)          14.38      0.17        0.22          --         0.39       (0.17)         --         --          --        --
1997-
Institutional
Shares(p)          14.37      0.20        0.22          --         0.42       (0.20)         --         --          --        --
1997-Service
Shares(p)          14.37      0.20        0.21          --         0.41       (0.19)         --         --          --        --
1996-Class A
shares             14.47      0.92       (0.11)         --         0.81       (0.92)         --         --          --        --
1996-Class B
shares(q)          14.11      0.41        0.26          --         0.67       (0.41)         --         --          --        --
1995-Class A
shares             13.47      0.94        1.00          --         1.94       (0.94)         --         --          --        --
1994-Class A
shares             14.90      0.85       (1.28)         --        (0.43)      (0.85)      (0.12)     (0.02)      (0.01)       --
FOR THE PERIOD FEBRUARY 10, 1993(G) THROUGH OCTOBER 31,
---------------------------------------
1993-Class A
shares             14.32      0.56        0.58          --         1.14       (0.56)         --         --          --        --
                                                                                                   MUNICIPAL INCOME FUND
----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
---------------------
1997-Class A
Shares            $14.37     $0.67       $0.62         --         $1.29      $(0.67)        --         --          --        --
1997-Class B
Shares             14.37      0.56        0.63         --          1.19       (0.56)        --         --          --        --
1997-Class C
Shares(p)          14.85      0.12        0.14         --          0.26       (0.12)        --         --          --        --
1997-
Institutional
Shares(p)          14.84      0.15        0.16         --          0.31       (0.15)        --         --          --        --
1997-Service
Shares(p)          14.84      0.14        0.15         --          0.29       (0.14)        --         --          --        --
1996-Class A
shares             14.17      0.65        0.20         --          0.85       (0.65)        --         --          --        --
1996-Class B
shares(q)          14.03      0.27        0.34         --          0.61       (0.27)        --         --          --        --
1995-Class A
shares             13.08      0.67        1.09         --          1.76       (0.67)        --         --          --        --
1994-Class A
shares             14.64      0.73       (1.51)        --         (0.78)      (0.73)      (0.05)       --          --        --
FOR THE PERIOD JULY 20, 1993(G) THROUGH OCTOBER 31,
------------------------------------
1993-Class A
shares             14.32      0.22        0.32         --          0.54       (0.22)        --         --          --        --
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     RATIOS ASSUMING NO
                                                                                                     VOLUNTARY WAIVER OF
                                                                                                       FEES OR EXPENSE
                                                                                                         LIMITATIONS
                                                                                                     --------------------
                                                            RATIO OF   RATIO OF                NET              RATIO OF
                                  NET      NET                NET        NET                 ASSETS  RATIO OF     NET
                                INCREASE  ASSET             EXPENSES  INVESTMENT             AT END  EXPENSES  INVESTMENT
                     TOTAL     (DECREASE) VALUE                TO       INCOME                 OF       TO       INCOME
                 DISTRIBUTIONS   IN NET   AT END            AVERAGE   (LOSS) TO  PORTFOLIO   PERIOD  AVERAGE   (LOSS) TO
                      TO         ASSET      OF     TOTAL      NET      AVERAGE   TURNOVER      (IN     NET      AVERAGE
                 SHAREHOLDERS    VALUE    PERIOD RETURN(K)   ASSETS   NET ASSETS  RATE(D)     000S)   ASSETS   NET ASSETS
                 ------------- ---------- ------ ---------- --------- ---------- ----------- ------- --------- ----------
                                                                                                  GOVERNMENT INCOME FUND
----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
---------------------
1997-Class A
Shares              $(0.97)      $0.23    $14.59    8.72%     0.50%      6.38%    395.75%    $68,859   1.82%      5.06%
1997-Class B
Shares               (0.86)       0.24     14.61    7.96      1.25       5.59     395.75       8,041   2.32       4.52
1997-Class C
Shares(p)            (0.17)       0.22     14.60    2.72(f)   1.25(b)    5.45(b)  395.75(f)    1,196   2.32(b)    4.38(b)
1997-
Institutional
Shares(p)            (0.20)       0.22     14.59    2.94(f)   0.25(b)    7.03(b)  395.75(f)    1,894   1.32(b)    5.96(b)
1997-Service
Shares(p)            (0.19)       0.22     14.59    2.85(f)   0.75(b)    6.49(b)  395.75(f)        2   1.82(b)    5.42(b)
1996-Class A
shares               (0.92)      (0.11)    14.36    5.80      0.75       6.42     485.09      30,603   1.89       5.03
1996-Class B
shares(q)            (0.41)       0.26     14.37    4.85(f)   1.25(b)    5.65(b)  485.09         234   2.39(b)    4.51(b)
1995-Class A
shares               (0.94)       1.00     14.47   14.90      0.47       6.67     449.53      29,503   2.34       4.80
1994-Class A
shares               (1.00)      (1.43)    13.47   (2.98)     0.11       6.06     654.90      14,452   2.86       3.31
FOR THE PERIOD FEBRUARY 10, 1993(G) THROUGH OCTOBER 31,
---------------------------------------
1993-Class A
shares               (0.56)       0.58     14.90    8.03(f)   0.00(b)    4.87(e)  725.41(f)   12,860   4.00(b)
                                                                                                   MUNICIPAL INCOME FUND
----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
---------------------
1997-Class A
Shares              $(0.67)      $0.62    $14.99    9.23%     0.85%      4.60%    153.12%    $64,553   1.62%      3.83%
1997-Class B
Shares               (0.56)       0.63     15.00    8.48      1.60       3.74     153.12       1,750   2.12       3.22
1997-Class C
Shares(p)            (0.12)       0.14     14.99    1.75(f)   1.60(b)    3.24(b)  153.12(f)      130   2.12(b)    2.72(b)
1997-
Institutional
Shares(p)            (0.15)       0.16     15.00    2.10(f)   0.60(b)    4.41(b)  153.12(f)      351   1.12(b)    3.89(b)
1997-Service
Shares(p)            (0.14)       0.15     14.99    1.93(f)   1.10(b)    4.24(b)  153.12(f)        2   1.62(b)    3.72(b)
1996-Class A
shares               (0.65)       0.20     14.37    6.13      0.85       4.58     344.13      52,267   1.55       3.88
1996-Class B
shares(q)            (0.27)       0.34     14.37    4.40(f)   1.60(b)    3.55(b)  344.13(f)      255   2.05(b)    3.10(b)
1995-Class A
shares               (0.67)       1.09     14.17   13.79      0.76       4.93     335.55      53,797   1.49       4.20
1994-Class A
shares               (0.78)      (1.56)    13.08   (5.51)     0.45       5.28     357.54      47,373   1.55       4.18
FOR THE PERIOD JULY 20, 1993(G) THROUGH OCTOBER 31,
------------------------------------
1993-Class A
shares               (0.22)       0.32     14.64    3.73(f)   0.00(b)    5.15(b)   99.99(f)   30,166   2.42(b)    2.73(b)
----------------------------------------------------------------------------------------------------------------------------------

                                             INCOME (LOSS) FROM INVESTMENT OPERATIONS(N)
                                           -----------------------------------------------
                                                      NET REALIZED     NET
                                                          AND        REALIZED
                                                       UNREALIZED      AND
                                                      GAIN (LOSS)   UNREALIZED    TOTAL
                                                           ON      GAIN (LOSS)    INCOME
                                 NET ASSET            INVESTMENT,   ON FOREIGN    (LOSS)
                                 VALUE AT     NET      OPTION AND    CURRENCY      FROM     FROM NET
                                 BEGINNING INVESTMENT   FUTURES      RELATED    INVESTMENT INVESTMENT
                                 OF PERIOD   INCOME   TRANSACTIONS TRANSACTIONS OPERATIONS   INCOME
                                 --------- ---------- ------------ ------------ ---------- ----------
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1997-
Institutional
Shares                            $ 9.85    $0.6431     $0.2282      $(0.0005)   $ 0.8708   $(0.6408)
1997-
Administration
Shares                              9.84     0.6182      0.2380       (0.0005)     0.8557    (0.6157)
1997-Service
Shares                              9.86     0.5937      0.2287       (0.0005)     0.8219    (0.5919)
1997-Class A
Shares(o)                           9.70     0.3059      0.3596       (0.0008)     0.6647    (0.3048)
1997-Class B
Shares(o)                           9.72     0.2686      0.3695       (0.0008)     0.6373    (0.2673)
1997-Class C
Shares(p)                           9.93     0.1118      0.1591       (0.0003)     0.2706    (0.1107)
1996-
Institutional
Shares                             10.00     0.6448     (0.0704)          --       0.5744    (0.6438)
1996-
Administrative
Shares(/1/)                         9.91     0.4083     (0.0703)          --       0.3380    (0.4080)
1996-Service
Shares(l)                           9.77     0.3756      0.0898           --       0.4654    (0.3754)
1995-
Institutional
Shares                              9.24     0.6423      0.7610           --       1.4033    (0.6433)
FOR THE PERIOD JANUARY 5, 1994(G) THROUGH OCTOBER 31,
-----------------------------------------------------
1994-
Institutional
Shares                             10.00     0.4648     (0.7617)          --      (0.2969)   (0.4648)
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1997-Class A
shares                            $14.53    $  0.59     $  0.50      $   0.27    $   1.36   $  (0.79)
1997-Class B
shares                             14.53       0.72        0.36          0.20        1.28      (0.73)
1997-Class C
shares(p)                          14.80       0.16        0.19          0.10        0.45      (0.19)
1997-
Institutional
Shares                             14.52       0.88        0.37          0.19        1.44      (0.87)
1997-Service
Shares(s)                          14.69       0.53        0.25          0.14        0.92      (0.52)
1996-Class A
shares                             14.45       0.71        0.62          0.18        1.51      (1.43)
1996-Class B
shares(q)                          14.03       0.34        0.41          0.11        0.86      (0.36)
1996-
Institutional
shares                             14.45       1.15        0.32          0.10        1.57      (1.50)
1995-Class A
shares                             13.43       0.89        0.92          0.15        1.96      (0.94)
1995-
Institutional
shares(r)                          14.09       0.22        0.34          0.06        0.62      (0.26)
1994-Class A
shares                             15.07       0.84       (1.37)        (0.12)      (0.65)     (0.22)
1993-Class A
shares                             14.69       0.85        1.07         (0.42)       1.50      (0.85)
1992-Class A
shares                             14.60       1.14        0.45         (0.36)       1.23      (1.14)
FOR THE PERIOD AUGUST 2, 1991(G) THROUGH OCTOBER 31,
----------------------------------------------------
1991-Class A
shares                             14.55       0.25        0.23         (0.19)       0.29      (0.24)
                                          DISTRIBUTIONS TO SHAREHOLDERS
                                 ----------------------------------------------------------
                                                          IN EXCESS
                                   FROM NET                 OF NET
                                   REALIZED                REALIZED
                                   GAIN ON                 GAIN ON
                                 INVESTMENT,  IN EXCESS  INVESTMENT,   FROM       TOTAL
                                  OPTION AND    OF NET    OPTION AND   PAID   DISTRIBUTIONS
                                   FUTURES    INVESTMENT   FUTURES      IN         TO
                                 TRANSACTIONS   INCOME   TRANSACTIONS CAPITAL SHAREHOLDERS
                                 ------------ ---------- ------------ ------- -------------
                                                        CORE FIXED INCOME FUND
-------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1997-
Institutional
Shares                                 --        --          --          --     $(0.6408)
1997-
Administration
Shares                                 --        --          --          --      (0.6157)
1997-Service
Shares                                 --        --          --          --      (0.5919)
1997-Class A
Shares(o)                              --        --          --          --      (0.3048)
1997-Class B
Shares(o)                              --        --          --          --      (0.2673)
1997-Class C
Shares(p)                              --        --          --          --      (0.1107)
1996-
Institutional
Shares                             (0.0806)      --          --          --      (0.7244)
1996-
Administrative
Shares(/1/)                            --        --          --          --      (0.4080)
1996-Service
Shares(l)                              --        --          --          --      (0.3754)
1995-
Institutional
Shares                                 --        --          --          --      (0.6433)
FOR THE PERIOD JANUARY 5, 1994(G) THROUGH OCTOBER 31,
-----------------------------------------------------
1994-
Institutional
Shares                                 --        --          --          --      (0.4648)
                                                           GLOBAL INCOME FUND
-------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1997-Class A
shares                                  --        --          --          --    $  (0.79)
1997-Class B
shares                                  --        --          --          --       (0.73)
1997-Class C
shares(p)                               --        --          --          --       (0.19)
1997-
Institutional
Shares                                  --        --          --          --       (0.87)
1997-Service
Shares(s)                               --        --          --          --       (0.52)
1996-Class A
shares                                  --        --          --          --       (1.43)
1996-Class B
shares(q)                               --        --          --          --       (0.36)
1996-
Institutional
shares                                  --        --          --          --       (1.50)
1995-Class A
shares                                  --        --          --          --       (0.94)
1995-
Institutional
shares(r)                               --        --          --          --       (0.26)
1994-Class A
shares                               (0.16)       --          --       (0.61)      (0.99)
1993-Class A
shares                               (0.27)       --          --          --       (1.12)
1992-Class A
shares                                  --        --          --          --       (1.14)
FOR THE PERIOD AUGUST 2, 1991(G) THROUGH OCTOBER 31,
----------------------------------------------------
1991-Class A
shares                                  --        --          --          --       (0.24)
                                                                                                            RATIOS ASSUMING NO
                                                                                                            VOLUNTARY WAIVER OF
                                                                                                              FEES OR EXPENSE
                                                                                                                LIMITATIONS
                                                                                                            --------------------

                                                              RATIO OF     RATIO OF                  NET               RATIO OF
                                    NET      NET                NET          NET                    ASSETS  RATIO OF     NET
                                  INCREASE  ASSET             EXPENSES    INVESTMENT                AT END  EXPENSES  INVESTMENT
                                 (DECREASE) VALUE                TO         INCOME                    OF       TO       INCOME
                                   IN NET   AT END            AVERAGE     (LOSS) TO    PORTFOLIO    PERIOD  AVERAGE   (LOSS) TO
                                   ASSET      OF     TOTAL      NET        AVERAGE     TURNOVER      (IN      NET      AVERAGE
                                   VALUE    PERIOD RETURN(K)   ASSETS     NET ASSETS    RATE(D)     000S)    ASSETS   NET ASSETS
                                 ---------- ------ ---------- ----------- ------------ ----------- -------- --------- ----------
--------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1997-
Institutional
Shares                            $ 0.2300  $10.08    9.19%      0.45%        6.53%     361.27%     $79,230   0.83%      6.15%
1997-
Administration
Shares                              0.2300   10.07    8.92       0.70         6.27      361.27        6,176   1.08       5.89
1997-Service
Shares                              0.2300   10.09    8.65       0.95         6.00      361.27        1,868   1.33       5.62
1997-Class A
Shares(o)                           0.3599   10.06    6.94(f)    0.70(b)      6.13(b)   361.27(f)     9,336   1.33(b)    5.50(b)
1997-Class B
Shares(o)                           0.3700   10.09    6.63(f)    1.45(b)      5.28(b)   361.27(f)       621   1.83(b)    4.90(b)
1997-Class C
Shares(p)                           0.1599   10.09    2.74(f)    1.45(b)      4.84(b)   361.27(f)       272   1.83(b)    4.46(b)
1996-
Institutional
Shares                             (0.1500)   9.85    5.98       0.45         6.51      414.20       72,061   0.83       6.13
1996-
Administrative
Shares(/1/)                        (0.0700)   9.84    3.56(f)    0.70(b)      6.41(b)   414.20          702   1.08(b)    6.03(b)
1996-Service
Shares(l)                           0.0900    9.86    4.90(f)    0.95(b)      6.37(b)   414.20          381   1.33(b)    5.99(b)
1995-
Institutional
Shares                              0.7600   10.00   15.72       0.45         6.56      382.26       55,502   0.96       6.05
FOR THE PERIOD JANUARY 5, 1994(G) THROUGH OCTOBER 31,
-----------------------------------------------------
1994-
Institutional
Shares                             (0.7617)   9.24   (3.00)   0.45(b)      6.48(b)      285.25       24,508   1.46(b)    5.47(b)

-------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1997-Class A
shares                            $   0.57  $15.10    9.66%      1.17%        5.19%     383.72%    $167,096   1.60%      4.76%
1997-Class B
shares                                0.55   15.08    9.04       1.71         4.76      383.72        3,465   2.10       4.37
1997-Class C
shares(p)                             0.26   15.06    3.03(f)    1.71(b)      4.98(b)   383.72(f)       496   2.10(b)    4.59(b)
1997-
Institutional
Shares                                0.57   15.09   10.26       0.65         5.72      383.72       60,929   1.04       5.33
1997-Service
Shares(s)                             0.40   15.09    6.42(f)    1.15(b)      5.33(b)   383.72(f)       151   1.54(b)    4.94(b)
1996-Class A
shares                                0.08   14.53   11.05       1.16         5.81      232.15      198,665   1.64       5.33
1996-Class B
shares(q)                             0.50   14.53    6.24(f)    1.70(b)      5.16(b)   232.15(f)       256   2.14(b)    4.72(b)
1996-
Institutional
shares                                0.07   14.52   11.55       0.65         6.35      232.15       54,254   1.11       5.89
1995-Class A
shares                                1.02   14.45   15.08       1.29         6.23      265.86      245,835   1.58       5.94
1995-
Institutional
shares(r)                             0.36   14.45    4.42(f)    0.65(b)      6.01(b)   265.86(f)    31,619   1.08(b)    5.58(b)
1994-Class A
shares                               (1.64)  13.43   (4.49)      1.28         5.73      343.74      396,584   1.53       5.48
1993-Class A
shares                                0.38   15.07   10.75       1.30         5.78      313.88      675,662   1.55       5.53
1992-Class A
shares                                0.09   14.69    8.77       1.37         7.85      270.75      588,893   1.62       7.60
FOR THE PERIOD AUGUST 2, 1991(G) THROUGH OCTOBER 31,
----------------------------------------------------
1991-Class A
shares                                0.05   14.60    2.00(f)    0.38(f)      1.72(f)    34.22(f)   388,744   0.44(f)    1.66(f)

                             INCOME (LOSS) FROM INVESTMENT OPERATIONS(N)                       DISTRIBUTIONS TO SHAREHOLDERS
                           ----------------------------------------------- -------------------------------------------------------
                                      NET REALIZED     NET
                                          AND        REALIZED                                                  IN EXCESS
                                       UNREALIZED      AND                              FROM NET                 OF NET
                                      GAIN (LOSS)   UNREALIZED    TOTAL                 REALIZED                REALIZED
                                           ON      GAIN (LOSS)    INCOME                GAIN ON                 GAIN ON
                 NET ASSET            INVESTMENT,   ON FOREIGN    (LOSS)              INVESTMENT,  IN EXCESS  INVESTMENT,   FROM
                 VALUE AT     NET      OPTION AND    CURRENCY      FROM     FROM NET   OPTION AND    OF NET    OPTION AND   PAID
                 BEGINNING INVESTMENT   FUTURES      RELATED    INVESTMENT INVESTMENT   FUTURES    INVESTMENT   FUTURES      IN
                 OF PERIOD   INCOME   TRANSACTIONS TRANSACTIONS OPERATIONS   INCOME   TRANSACTIONS   INCOME   TRANSACTIONS CAPITAL
                 --------- ---------- ------------ ------------ ---------- ---------- ------------ ---------- ------------ -------
                                                                                                    HIGH YIELD FUND
----------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD AUGUST 1, 1997(G) THROUGH OCTOBER 31,
----------------------------------------------------
1997-Class A
Shares            $10.00     $0.17       $(0.03)       0.01       $0.15      $(0.17)      --         $(0.01)      --         --
1997-Class B
Shares             10.00      0.15        (0.03)       0.01        0.13       (0.15)      --          (0.01)      --         --
1997-Class C
Shares(p)           9.97      0.14          --         0.01        0.12       (0.14)      --          (0.01)      --         --
1997-
Institutional
Shares             10.00      0.18        (0.03)       0.01        0.16       (0.18)      --          (0.01)      --         --
1997-Service
Shares             10.00      0.17        (0.03)       0.01        0.15       (0.17)      --          (0.01)      --         --
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         RATIOS ASSUMING NO
                                                                                                         VOLUNTARY WAIVER OF
                                                                                                           FEES OR EXPENSE
                                                                                                             LIMITATIONS
                                                                                                         ----------------------
                                                             RATIO OF    RATIO OF                 NET                RATIO OF
                                  NET      NET                 NET         NET                   ASSETS  RATIO OF      NET
                                INCREASE  ASSET              EXPENSES   INVESTMENT               AT END  EXPENSES   INVESTMENT
                     TOTAL     (DECREASE) VALUE                 TO        INCOME                   OF       TO        INCOME
                 DISTRIBUTIONS   IN NET   AT END             AVERAGE    (LOSS) TO   PORTFOLIO    PERIOD  AVERAGE    (LOSS) TO
                      TO         ASSET      OF     TOTAL       NET       AVERAGE    TURNOVER      (IN      NET       AVERAGE
                 SHAREHOLDERS    VALUE    PERIOD RETURN(K)    ASSETS    NET ASSETS   RATE(D)     000S)    ASSETS    NET ASSETS
                 ------------- ---------- ------ ----------- ---------- ----------- ----------- -------- ---------- -----------
----------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD AUGUST 1, 1997(G) THROUGH OCTOBER 31,
----------------------------------------------------
1997-Class A
Shares              $(0.18)      $(0.03)  $9.97    1.50%(f)    0.95%(b)    7.06%(b)   44.80%(f) $325,911   1.57%(b)    6.44%(b)
1997-Class B
Shares               (0.16)       (0.03)   9.97    1.31(f)     1.70(b)     6.28(e)    44.80(f)    10.308   2.07(b)     5.91(b)
1997-Class C
Shares(p)            (0.15)       (0.03)   9.97    1.46(f)     1.70(b)     6.17(b)    44.80(f)     1,791   2.07(b)     5.80(b)
1997-
Institutional
Shares               (0.19)       (0.03)   9.97    1.58(f)     0.70(b)     7.16(b)    44.80(f)         2   1.07(b)     6.79(b)
1997-Service
Shares               (0.18)       (0.03)   9.97    1.46(f)     1.20(b)     6.69(b)    44.80(f)         2   1.57(b)     6.32(b)
----------------------------------------------------------------------------------------------------------------------------------

(a) Calculated based on the average shares outstanding methodology.

(b) Annualized.

(c) Class A share activity commenced on May 15, 1995.

(d) Includes the effect of mortgage dollar roll transactions.

(e) Administration share activity commenced on April 15, 1993.

(f) Not annualized.

(g) Commencement of operations.

(h) Short Duration Government Fund Administration shares were redeemed in full on February 23, 1995 and re-commenced on February 28, 1996 at $9.86.

(i) Service share activity commenced on April 10, 1996.

(j) Administration and service share activity commenced on May 20, 1993 and September 20, 1994, respectively.

(k) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if a sales charge for Class A shares or a contingent deferred sales charge for Class B and Class C shares were taken into account.

(l) Administration and Service share activity commenced on February 28, 1996 and March 13, 1996, respectively.

(m) Service share activity commenced on March 27, 1997.

(n) Includes the balancing effect of calculating per share amounts.

(o) Class A and Class B share activity commenced on May 1, 1997.

(p) Commenced operations on August 15, 1997.

(q) Class B shares commenced operations on May 1, 1996.

(r) Institutional shares commenced operations on June 1, 1995.

(s) Service Class shares commenced operations on March 12, 1997.


-------------------------------------------------------------------------------

                      INVESTMENT OBJECTIVES AND POLICIES


  The investment objectives and principal investment policies of each Fund are described below. Other investment practices and management techniques, which involve certain risks, are described under "Description of Securities," "Risk Factors" and "Investment Techniques." There can be no assurance that a Fund's investment objectives will be achieved.

  A Fund's duration approximates its price sensitivity to changes in interest rates. Maturity measures the time until final payment is due; it takes no account of the pattern of a security's cash flows over time. In computing portfolio duration, a Fund will estimate the duration of obligations that are subject to prepayment or redemption by the issuer taking into account the influence of interest rates on prepayments and coupon flows. This method of computing duration is known as "option-adjusted" duration. A Fund will not be limited as to its maximum weighted average portfolio maturity or the maximum stated maturity with respect to individual securities unless otherwise noted.

  A Fund will deem a security to have met its minimum credit rating requirement if the security receives the minimum required long-term rating (or the equivalent short-term credit rating) at the time of purchase from at least one nationally recognized statistical rating organization ("NRSRO") including, but not limited to, Standard & Poor's Ratings Group ("S&P") and Moody's Investors Service, Inc. ("Moody's") even though it has been rated below the minimum rating by one or more other NRSROs or, if unrated, is determined by the Investment Adviser to be of comparable quality. If a security satisfies a Fund's minimum rating criteria at the time of purchase and is subsequently downgraded below such rating, the Fund will not be required to dispose of such security. If a downgrade occurs, the Investment Adviser will consider what action, including the sale of such security, is in the best interest of a Fund and its shareholders.

  The Investment Adviser will usually have access to the research of, and certain proprietary technical models developed by, Goldman Sachs and will apply quantitative and qualitative analysis in determining the appropriate allocations among the categories of issuers and types of securities.

 ADJUSTABLE RATE GOVERNMENT FUND


  OBJECTIVE. The Fund's investment objective is to provide investors with a high level of current income, consistent with low volatility of principal.

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be in a range approximately equal to that of a six-month to one-year U.S. Treasury security. In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed two years. The approximate interest rate sensitivity of the Fund is expected to be comparable to a nine-month note.

  INVESTMENT SECTOR. The Fund invests, under normal circumstances, at least 65% of its total assets in U.S. Government Securities that are adjustable rate mortgage pass-through securities and other mortgage securities with periodic interest rate resets. The remainder of the Fund's assets (up to 35%) may be invested in other U.S. Government Securities, including fixed rate mortgage pass-through securities, other securities representing an interest in or collateralized by adjustable rate and fixed rate mortgage loans ("Mortgage-Backed Securities") and repurchase agreements collateralized by U.S. Government Securities. Substantially all of the Fund's assets will be invested in U.S. Government Securities. 100% of the Fund's portfolio will be invested in U.S. dollar-denominated securities.

  CREDIT QUALITY. The Fund invests in U.S. Government Securities and repurchase agreements collateralized by such securities.

  OTHER. The Fund may employ certain active management techniques to manage its duration and term structure and to seek to enhance returns. These techniques include, but are not limited to, the use of financial futures contracts, option contracts (including options on futures), mortgage and interest rate swaps and interest rate floors, caps and collars. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities and entering into mortgage dollar rolls, repurchase agreements and other investment practices described under "Investment Techniques."

 SHORT DURATION GOVERNMENT FUND


  OBJECTIVE. The Fund's investment objective is to provide a high level of current income. Secondarily, the Fund may, in seeking current income, also consider the potential for capital appreciation.

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be equal to that of the Fund's benchmark, the two-year U.S. Treasury security, plus or minus .5 years. In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed three years. The approximate interest rate sensitivity of the Fund is expected to be comparable to a two-year bond.

  INVESTMENT SECTOR. The Fund invests, under normal market conditions, at least 65% of its total assets in U.S. Government Securities and in repurchase agreements collateralized by such securities. Substantially all of the Fund's assets will be invested in U.S. Government Securities. 100% of the Fund's portfolio will be invested in U.S. dollar-denominated securities.

  CREDIT QUALITY. The Fund invests in U.S. Government Securities and repurchase agreements collateralized by such securities.

  OTHER. The Fund may employ certain active management techniques to manage its duration and term structure and to seek to enhance returns. These techniques include, but are not limited to, the use of financial futures contracts, option contracts (including options on futures), mortgage and interest rate swaps and interest rate floors, caps and collars. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities and entering into mortgage dollar rolls, repurchase agreements and other investment practices described under "Investment Techniques."

 SHORT DURATION TAX-FREE FUND


  OBJECTIVE. The Fund's investment objective is to provide investors with a high level of current income, consistent with relatively low volatility of principal, that is exempt from regular federal income tax.

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be equal to that of the Fund's benchmark, the Lehman Brothers three-year Municipal Bond Index, plus or minus .5 years. In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed four years. The approximate interest rate sensitivity of the Fund is expected to be comparable to a three-year bond.

  INVESTMENT SECTOR. The Fund invests, under normal conditions, at least 80% of its net assets in fixed-income securities issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and the political subdivisions, agencies and instrumentalities thereof ("Municipal Securities"), the interest on which is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes), and is not a tax preference item under the federal alternative minimum tax. Under normal circumstances, the Fund's investments in private activity bonds and taxable investments will not exceed, in the aggregate, 20% of the Fund's net assets. The interest from certain private activity bonds (including the Fund's distributions of such interest) may be a preference item for purposes of the federal alternative minimum tax. 100% of the Fund's portfolio will be invested in U.S. dollar-denominated securities.

  CREDIT QUALITY. The Municipal Securities in which the Fund invests will be rated, at the time of investment, at least BBB or Baa by an NRSRO or, if unrated, will be determined by the Investment Adviser to be of comparable quality. Municipal Securities rated BBB or Baa are considered medium-grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken their issuers' capability to pay interest and repay principal. The credit rating assigned to Municipal Securities may reflect the existence of guarantees, letters of credit or other credit enhancement features available to the issuers or holders of such Municipal Securities.

  OTHER. The Fund may employ certain active management techniques to manage its duration and term structure and to seek to enhance returns. These techniques include, but are not limited to, the use of financial futures contracts, option contracts (including options on futures), interest rate swaps, floors, caps and collars. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities and entering into repurchase agreements and other investment practices described under "Investment Techniques."

  While the Fund, under normal market conditions, invests substantially all of its assets in Municipal Securities, the recognition of certain accrued market discount income (if the Fund acquires Municipal Securities or other obligations at a market discount), income from investments other than Municipal Securities and any capital gains generated from the disposition of investments, will result in taxable income. In addition to federal income tax, shareholders may be subject to state, local or foreign taxes on distributions of such income received from the Fund. See "Description of Securities."

 GOVERNMENT INCOME FUND


  OBJECTIVE. The Fund's investment objective is to provide investors with a high level of current income, consistent with safety of principal.

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be equal to that of the Fund's benchmark, the Lehman Brothers Mutual Fund Government/Mortgage Index, plus or minus one year. In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed six years. The approximate interest rate sensitivity of the Fund is expected to be comparable to a five-year bond.

  INVESTMENT SECTOR. The Fund invests, under normal circumstances, at least 65% of its total assets in U.S. Government Securities and in repurchase agreements collateralized by such securities. The remainder of the Fund's assets may be invested in non-government securities such as privately issued Mortgage-Backed Securities, Asset-Backed Securities and corporate securities. 100% of the Fund's portfolio will be invested in U.S. dollar-denominated securities.

  CREDIT QUALITY. The Fund's non-U.S. Government Securities will be rated, at the time of investment, AAA or Aaa by an NRSRO or, if unrated, will be determined by the Investment Adviser to be of comparable quality.

  OTHER. The Fund may employ certain active management techniques to manage its duration and term structure and to seek to enhance returns. These techniques include, but are not limited to, the use of financial futures contracts, option contracts (including options on futures), mortgage and interest rate swaps and interest rate floors, caps and collars. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities and entering into mortgage dollar rolls, repurchase agreements and other investment practices described under "Investment Techniques."

 MUNICIPAL INCOME FUND

  OBJECTIVE. The Fund's investment objective is to provide investors with a high level of current income that is exempt from regular federal income tax, consistent with preservation of capital.

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be equal to that of the Fund's benchmark, the Lehman Brothers fifteen-year Municipal Bond Index, plus or minus one year. In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed twelve years. The approximate interest rate sensitivity of the Fund is expected to be comparable to a fifteen-year bond.

  INVESTMENT SECTOR. The Fund invests, under normal circumstances, at least 80% of its net assets in Municipal Securities, the interest on which is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes). The Fund may invest up to 100% of its net assets in private activity bonds, the interest from certain of which (including the Fund's distributions of such interest) may be a preference item for purposes of the federal alternative minimum tax. 100% of the Fund's portfolio will be invested in U.S. dollar-denominated securities.

  CREDIT QUALITY. Under normal market conditions, the weighted average credit quality of the Fund's portfolio will be equivalent to that of securities rated AA or Aa by an NRSRO. All securities purchased by the Fund will be rated, at the time of investment, at least BBB or Baa by an NRSRO or, if unrated, will be determined by the Investment Adviser to be of comparable quality. Fixed-income securities rated BBB or Baa are considered medium-grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken their issuers' capability to pay interest and repay principal. The credit rating assigned to Municipal Securities may reflect the existence of guarantees, letters of credit or other credit enhancement features available to the issuers or holders of such Municipal Securities.

  OTHER. The Fund may employ certain active management techniques to manage its duration and term structure and to seek to enhance returns. These techniques include, but are not limited to, the use of financial futures contracts, option contracts (including options on futures), interest rate swaps, interest rate floors, caps and collars. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities and entering into repurchase agreements and other investment practices described under "Investment Techniques."

  While the Fund, under normal market conditions, invests substantially all of its assets in Municipal Securities, the recognition of certain accrued market discount income (if the Fund acquires Municipal Securities or other obligations at a market discount), income from investments other than Municipal Securities and any capital gains generated from the disposition of investments, will result in taxable income. In addition to federal income tax, shareholders may be subject to state, local or foreign taxes on distributions of such income received from the Fund. See "Description of Securities."

 CORE FIXED INCOME FUND


  OBJECTIVE. The Fund's investment objective is to provide investors with a total return consisting of capital appreciation and income that exceeds the total return of the Lehman Brothers Aggregate Bond Index (the "Index").

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be equal to that of the Fund's benchmark, the Lehman Brothers Aggregate Bond Index, plus or minus one year. In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed six years. The approximate interest rate sensitivity of the Fund is expected to be comparable to a five-year bond.

  INVESTMENT SECTOR. The Fund invests, under normal circumstances, at least 65% of its total assets in fixed-income securities, including U.S. Government Securities, corporate debt securities, Mortgage-Backed Securities, and Asset-Backed Securities. The Fund may invest up to 25% of its total assets in obligations of domestic and foreign issuers which are denominated in currencies other than the U.S. dollar, 10% of which may be invested in issuers in countries with emerging markets and economies. A number of investment strategies will be used to achieve the Fund's investment objective, including market sector selection, determination of yield curve exposure, and issuer selection. In addition, the Investment Adviser will attempt to take advantage of pricing inefficiencies in the fixed-income markets.

  The Index currently includes U.S. Government Securities and fixed-rate, publicly issued, U.S. dollar-denominated fixed-income securities rated at least BBB or Baa by an NRSRO. The securities currently included in the Index have at least one year remaining to maturity; have an outstanding principal amount of at least $100 million; and are issued by the following types of issuers, with each category receiving a different weighting in the Index: U.S. Treasury; agencies, authorities or instrumentalities of the U.S. government; issuers of Mortgage-Backed Securities; utilities; industrial issuers; financial institutions; foreign issuers; and issuers of Asset-Backed Securities. The Index is a trademark of Lehman Brothers. Inclusion of a security in the Index does not imply an opinion by Lehman Brothers as to its attractiveness or appropriateness for investment. Although Lehman Brothers obtains factual information used in connection with the Index from sources which it considers reliable, Lehman Brothers claims no responsibility for the accuracy, completeness or timeliness of such information and has no liability to any person for any loss arising from results obtained from the use of the Index data.

  CREDIT QUALITY. All U.S. dollar-denominated fixed-income securities purchased by the Fund will be rated, at the time of investment, at least BBB or Baa by an NRSRO. The non-U.S. dollar-denominated fixed-income securities in which the Fund may invest will be rated, at the time of investment, at least AA or Aa by an NRSRO or, if unrated, will be determined by the Investment Adviser to be of comparable quality. Fixed-income securities rated BBB or Baa are considered medium-grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken their issuers' capability to pay interest and repay principal.

  OTHER. The Fund may employ certain active management techniques to manage its duration and term structure, to seek to hedge its exposure to foreign currencies and to seek to enhance returns. These techniques include, but are not limited to, the use of financial futures contracts, option contracts (including options on futures), forward foreign currency exchange contracts, currency options and futures, currency, mortgage and interest rate swaps and interest rate floors, caps and collars. Currency management techniques involve risks different from those associated with investing solely in U.S. dollar-denominated fixed-income securities of U.S. issuers. It is expected that the Fund will use certain currency techniques to seek to hedge against currency exchange rate fluctuations or to seek to increase total return. The Fund may invest in custodial receipts, Municipal Securities and convertible securities. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities and entering into mortgage dollar rolls, repurchase agreements and other investment practices, described under "Investment Techniques."

 GLOBAL INCOME FUND


  OBJECTIVE. The Fund's investment objective is to provide investors with a high total return, emphasizing current income, and, to a lesser extent, providing opportunities for capital appreciation.

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be equal to that of the Fund's benchmark, the J.P. Morgan Global Government Bond Index (hedged), plus or minus 2.5 years. In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed
7.5 years. The approximate interest rate sensitivity of the Fund is expected to be comparable to a six-year bond.

  INVESTMENT SECTOR. The Fund invests primarily in a portfolio of high quality fixed-income securities of U.S. and foreign issuers and enters into transactions in foreign currencies. Under normal market conditions, the Fund will (i) have at least 30% of its total assets, after considering the effect of currency positions, denominated in U.S. dollars and (ii) invest in securities of issuers in at least three countries. The Fund may also invest up to 10% of its total assets in issuers in countries with emerging markets and economies. The Fund seeks to meet its investment objective by pursuing investment opportunities in foreign and domestic fixed-income securities markets and by engaging in currency transactions to seek to enhance returns and to seek to hedge its portfolio against currency exchange rate fluctuations.

  The fixed-income securities in which the Fund may invest include: (i) U.S. Government Securities and custodial receipts therefor; (ii) securities issued or guaranteed by a foreign government or any of its political subdivisions, authorities, agencies, instrumentalities or by supranational entities (i.e., international organizations designated or supported by governmental entities to promote economic reconstruction or development, such as the World Bank);
(iii) corporate debt securities; (iv) certificates of deposit and bankers' acceptances issued or guaranteed by, or time deposits maintained at, U.S. or foreign banks (and their branches wherever located) having total assets of more than $1 billion; (v) commercial paper; and (vi) Mortgage-Backed and Asset-Backed Securities.

  CREDIT QUALITY. All securities purchased by the Fund will be rated, at the time of investment, at least BBB or Baa by an NRSRO. However, the Fund will invest at least 50% of its total assets in securities rated, at the time of investment, AAA or Aaa by an NRSRO. Unrated securities will be determined by the Investment Adviser to be of comparable quality. Fixed-income securities rated BBB or Baa are considered medium-grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken their issuers' capability to pay interest and repay principal.

  OTHER. The Fund may employ certain active management techniques to manage its duration and term structure, to seek to hedge its exposure to foreign currencies and to seek to enhance returns. These techniques include, but are not limited to, the use of financial futures contracts, option contracts (including options on futures), forward foreign currency exchange contracts, currency options and futures, currency, mortgage and interest rate swaps and interest rate floors, caps and collars. Currency management techniques involve risks different from those associated with investing solely in U.S. dollar-denominated fixed-income securities of U.S.

issuers. It is expected that the Fund will use certain currency techniques to seek to hedge against currency exchange rate fluctuations or to seek to increase total return. While the Fund will have both long and short currency positions, its net long and short foreign currency exposure will not exceed the value of the Fund's total assets. To the extent that the Fund is fully invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The Fund's net currency positions may expose it to risks independent of its securities positions. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities and entering into mortgage dollar rolls, repurchase agreements and other investment practices described under "Investment Techniques."

  The Fund may invest more than 25% of its total assets in the securities of corporate and governmental issuers located in each of Canada, Germany, Japan, and the United Kingdom as well as in the securities of U.S. issuers. Concentration of the Fund's investments in such issuers will subject the Fund, to a greater extent than if investment was more limited, to the risks of adverse securities markets, exchange rates and social, political or economic events which may occur in those countries. Not more than 25% of the Fund's total assets will be invested in securities of issuers in any other single foreign country.

 HIGH YIELD FUND


  OBJECTIVE. The Fund's investment objective is to provide investors with a high level of current income. Secondarily, the Fund may, in seeking current income, also consider the potential for capital appreciation.

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be equal to that of the Fund's benchmark, the Lehman Brothers High Yield Bond Index, plus or minus 2.5 years. In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed 7.5 years. The approximate interest rate sensitivity of the Fund is expected to be comparable to a 6-year bond.

  INVESTMENT SECTOR. The Fund invests, under normal circumstances, at least 65% of its total assets in high yield, fixed-income securities rated, at the time of investment, below investment grade. Non-investment grade securities are securities rated BB, Ba or below by an NRSRO, or, if unrated, determined by the Investment Adviser to be of comparable quality. The Fund may invest in all types of fixed-income securities, including senior and subordinated corporate debt obligations (such as bonds, debentures, notes and commercial paper), convertible and non-convertible corporate debt obligations, loan participations, custodial receipts, municipal securities and preferred stock. The Fund may invest up to 25% of its total assets in obligations of domestic and foreign issuers (including securities of issuers located in countries with emerging markets and economies) which are denominated in currencies other than the U.S. dollar. Under normal market conditions, the Fund may invest up to 35% of its total assets in investment grade fixed-income securities, including U.S. Government Securities, Asset-Backed and Mortgage-Backed Securities and corporate securities. The Fund may also invest in common stocks, warrants, rights and other equity securities, but will generally hold such equity investments only when debt or preferred stock of the issuer of such equity securities is held by the Fund. A number of investment strategies are used to seek to achieve the Fund's investment objective, including market sector selection, determination of yield curve exposure, and issuer selection. In addition, the Investment Adviser will attempt to take advantage of pricing inefficiencies in the fixed-income markets.

  CREDIT QUALITY. The Fund invests primarily in high yield, fixed income securities rated below investment grade, including securities of issuers in default. Non-investment grade securities (commonly known as "junk bonds") tend to offer higher yields than higher rated securities with similar maturities. Non-investment grade securities are, however, considered speculative and generally involve greater price volatility and greater risk of loss of principal and interest than higher rated securities. See "Description of Securities." A description of the corporate bond and preferred stock ratings is contained in Appendix B to the Additional Statement.

  For your information, set forth below is the average distribution of ratings for the portfolio securities (including commercial paper and nonconvertible bonds) held by Fund during the most recent fiscal year:

                              CREDIT QUALITY

                                                                   PERCENTAG  OF
                                                                   FUND'S ASSETS
                                                                   -------------
     AAA/Aaa......................................................       1.3%
     AA/Aa........................................................         0%
     A............................................................         0%
     BBB/Baa......................................................       0.3%
     BB/Ba........................................................      13.1%
     Below Ba.....................................................      85.3%
     Not rated....................................................         0%
      Comparable to A.............................................         0%
      Comparable to BBB/Baa.......................................         0%
      Comparable to BB/Ba or lower................................         0%
      Comparable to Below Ba......................................         0%
                                                                       -----
                                                                       100.0%
                                                                       =====


  OTHER. The Fund may employ certain active management techniques to manage its duration and term structure, to seek to hedge its exposure to foreign securities and to seek to enhance returns. These techniques include, but are not limited to, the use of financial futures contracts, option contracts (including options on futures), forward foreign currency exchange contracts, currency options and futures, currency, mortgage and interest rate swaps, and interest rate floors, caps and collars. Currency management techniques involve risks different from those associated with investing solely in U.S. dollar-denominated fixed-income securities of U.S. issuers. It is expected that the Fund will use certain currency techniques to seek to hedge against currency exchange rate fluctuations or to seek to increase total return. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities and entering into repurchase agreements and other investment practices described under "Investment Techniques."


                           DESCRIPTION OF SECURITIES


U.S. GOVERNMENT SECURITIES

  Each Fund may invest in U.S. Government Securities. Generally, these securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. government agencies, instrumentalities or sponsored enterprises which are supported by (a) the full faith and credit of the U.S. Treasury (such as the Government National Mortgage Association ("Ginnie Mae")), (b) the right of the issuer to borrow from the U.S. Treasury (such as securities of the Student Loan Marketing Association), (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer (such as the Federal National Mortgage Association ("Fannie Mae") and Federal Home Loan Mortgage Corporation ("Freddie Mac")), or (d) only the credit of the issuer. No assurance can be given that the U.S. government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises in the future.

  U.S. Government Securities also include Treasury receipts, zero coupon bonds and other stripped U.S. Government Securities, where the interest and principal components of stripped U.S. Government Securities are traded independently. The most widely recognized program is the Separate Trading of Registered Interest and Principal of Securities Program.

MORTGAGE-BACKED SECURITIES

  CHARACTERISTICS OF MORTGAGE-BACKED SECURITIES. Mortgage-Backed Securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Mortgagors can generally prepay interest or principal on their mortgage whenever they choose. Therefore, Mortgage-Backed Securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of principal prepayments on the underlying loans. This can result in significantly greater price and yield volatility than is the case with traditional fixed-income securities. During periods of declining interest rates, prepayments can be expected to accelerate, and thus impair a Fund's ability to reinvest the returns of principal at comparable yields. Conversely, in a rising interest rate environment, a declining prepayment rate will extend the average life of many Mortgage-Backed Securities and prevent a Fund from taking advantage of such higher yields.

  FIXED RATE MORTGAGE LOANS. Generally, fixed-rate mortgage loans pay interest at fixed annual rates and have original terms to maturity ranging from 5 to 40 years. Fixed-rate mortgage loans typically provide for monthly payments of principal and interest in substantially equal installments for the term of the mortgage note in sufficient amounts to amortize fully principal by maturity, although certain fixed-rate mortgage loans provide for a large final "balloon" payment upon maturity.

  ADJUSTABLE RATE MORTGAGE LOANS ("ARMS"). The Adjustable Rate Government Fund will primarily, and the Short Duration Government, Government Income, Core Fixed Income, Global Income and High Yield Funds may, invest in ARMs, which are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed coupon rates. ARMs generally provide for a fixed initial mortgage interest rate for a set period. Thereafter, the interest rates are subject to periodic adjustments based on changes to a designated benchmark index.

  ARMs allow a Fund to participate in increases in interest rates through periodic increases in the securities' coupon rates. During periods of declining interest rates, coupon rates may readjust downward resulting in lower yields to a Fund. Therefore, the value of an ARM is unlikely to rise during periods of declining interest rates to the same extent as fixed-rate securities. Interest rate declines may result in accelerated prepayment of mortgages with the result that proceeds from prepayments will be reinvested at lower interest rates. During periods of rising interest rates, changes in the coupon rate will lag behind changes in the market rate. ARMs are also typically subject to maximum increases and decreases in the interest rate adjustment which can be made on any one adjustment date, in any one year, or during the life of the security. In the event of dramatic increases or decreases in prevailing market interest rates, the value of a Fund's investments in ARMs may fluctuate more substantially since these limits may prevent the security from fully adjusting its interest rate to the prevailing market rates.

  U.S. GOVERNMENT GUARANTEED MORTGAGE-BACKED SECURITIES. Certain Mortgage-Backed Securities are issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises. Such issuers include, but are not limited to, Ginnie Mae, Fannie Mae and Freddie Mac. See "U.S. Government Securities."

  PRIVATELY ISSUED MORTGAGE-BACKED SECURITIES. The Government Income, Core Fixed Income, Global Income and High Yield Funds may invest in Mortgage-Backed Securities issued or sponsored by non-governmental entities. Privately issued Mortgage-Backed Securities are generally backed by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans. Since such Mortgage-Backed Securities normally are not guaranteed by an entity having the credit standing of Ginnie Mae, Fannie Mae or Freddie Mac, in order to receive a high quality rating from the rating organizations (i.e., S&P or Moody's), they normally are structured with one or more types of "credit enhancement."

  MULTIPLE CLASS MORTGAGE-BACKED SECURITIES AND COLLATERALIZED MORTGAGE OBLIGATIONS. The Adjustable Rate Government, Short Duration Government, Government Income, Core Fixed Income, Global Income and High Yield Funds may also invest in multiple class securities, including collateralized mortgage obligations ("CMOs") and Real Estate Mortgage Investment Conduit ("REMIC") pass-through or participation certificates. CMOs provide an investor with a specified interest in the cash flow from a pool of underlying mortgages or of other Mortgage-Backed Securities. CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final scheduled distribution date. In most cases, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended (the "Code"), and invests in certain mortgages principally secured by interests in real property and other permitted investments. The Funds do not intend to purchase residual interests in REMICs.

  STRIPPED MORTGAGE-BACKED SECURITIES. The Adjustable Rate Government, Short Duration Government, Government Income, Core Fixed Income, Global Income and High Yield Funds may invest in Stripped Mortgage-Backed Securities ("SMBS"), which are derivative multiple class Mortgage-Backed Securities. SMBS are usually structured with two different classes: one that receives 100% of the interest payments and the other that receives 100% of the principal payments from a pool of mortgage loans. If the underlying mortgage loans experience different than anticipated prepayments of principal, a Fund may fail to recoup fully its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from mortgage loans are generally higher than prevailing market yields on other Mortgage-Backed Securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. A Fund's investments in SMBS may require the Fund to sell certain of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

ASSET-BACKED SECURITIES

  The Government Income, Core Fixed Income, Global Income and High Yield Funds may invest in Asset-Backed Securities. The principal and interest payments on Asset-Backed Securities are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Such asset pools are securitized through the use of special purpose trusts or corporations. Principal and interest payments may be credit enhanced by a letter of credit, a pool insurance policy or a senior/subordinated structure.

LOAN PARTICIPATIONS

  The High Yield Fund may invest in loan participations. Such loans must be to issuers in whose obligations the High Yield Fund may invest. A loan participation is an interest in a loan to a U.S. or foreign company or other borrower which is administered and sold by a financial intermediary. In a typical corporate loan syndication, a number of lenders, usually banks (co-lenders), lend a corporate borrower a specified sum pursuant to the terms and conditions of a loan agreement. One of the co-lenders usually agrees to act as the agent bank with respect to the loan.

  Participation interests acquired by the High Yield Fund may take the form of a direct or co-lending relationship with the corporate borrower, an assignment of an interest in the loan by a co-lender or another participant, or a participation in the seller's share of the loan. When the High Yield Fund acts as co-lender in connection with a participation interest or when the High Yield Fund acquires certain participation interests, the High Yield Fund will have direct recourse against the borrower if the borrower fails to pay scheduled principal and interest. In cases where the High Yield Fund lacks direct recourse, it will look to the agent bank to enforce appropriate credit remedies against the borrower. In these cases, the High Yield Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation (such as commercial paper) of such borrower. For example, in the event of the bankruptcy or insolvency of the corporate borrower, a loan participation may be subject to certain defenses by the borrower as a result of improper conduct by the agent bank. Moreover, under the terms of the loan participation, the High Yield Fund may be regarded as a creditor of the agent bank (rather than of the underlying corporate borrower), so that the High Yield Fund may also be subject to the risk that the agent bank may become insolvent. The secondary market, if any, for these loan participations is limited and any loan participations purchased by the High Yield Fund will be regarded as illiquid.

  For purposes of certain investment limitations pertaining to diversification of the High Yield Fund's portfolio investments, the issuer of a loan participation will be the underlying borrower. However, in cases where the High Yield Fund does not have recourse directly against the borrower, both the borrower and each agent bank and co-lender interposed between the High Yield Fund and the borrower will be deemed issuers of a loan participation.

MUNICIPAL SECURITIES

  GENERAL. Municipal Securities in which the Short Duration Tax-Free and Municipal Income Funds and, to a limited extent, the Core Fixed Income and High Yield Funds invest consist of bonds, notes, commercial paper and other instruments (including participation interests in such securities) issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies or instrumentalities, the interest on which, in the opinion of bond counsel for the issuers or counsel selected by the Investment Adviser, is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes but not necessarily exempt from federal alternative minimum tax or from state or local taxes). Such securities may pay fixed, variable or floating rates of interest. Municipal Securities are often issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses, and obtaining funds to lend to other public institutions and facilities. The Core Fixed Income and High Yield Funds may also invest in taxable Municipal Securities.

  PRIVATE ACTIVITY BONDS. Municipal Securities include "private activity bonds" or industrial development bonds, which are issued by or on behalf of public authorities to obtain funds for such projects as privately-operated housing facilities, airport, mass transit or port facilities and sewage disposal. In addition, proceeds of certain industrial development bonds are used for constructing, equipping, repairing or improving privately operated industrial or commercial facilities. The Short Duration Tax-Free and Municipal Income Funds' distributions attributable to the interest income from private activity bonds may subject certain investors to the federal alternative minimum tax.

  MUNICIPAL LEASES AND CERTIFICATES OF PARTICIPATION. A municipal lease is an obligation in the form of a lease or installment purchase which is issued by a state or local government to acquire equipment and facilities. Certificates of participation represent undivided interests in municipal leases, installment purchase agreements or other instruments. The primary risk associated with municipal lease obligations and certificates of participation is that the governmental lessee will fail to appropriate funds to enable it to meet its payment obligations under the lease. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might prove difficult, time consuming and costly, and result in a delay in recovering or the failure to fully recover the Fund's original investment. To the extent that a Fund invests in unrated municipal leases or participates in such leases, the credit quality rating and risk of cancellation of such unrated leases will be monitored on an ongoing basis. Certain municipal lease obligations and certificates of participation may be deemed illiquid for the purpose of a Fund's limitation on investments in illiquid securities.

  PRE-REFUNDED MUNICIPAL SECURITIES. The interest and principal payments on pre-refunded Municipal Securities are typically paid from the cash flow generated from an escrow fund consisting of U.S. Government Securities. These payments have been "pre-refunded" using the escrow fund.

  INSURED SECURITIES. "Insured" Municipal Securities are those for which scheduled payments of interest and principal are guaranteed by a private (non-governmental) insurance company. The insurance entitles a Fund to receive only the face or par value of the securities held by the Fund. The insurance does not guarantee the market value of the Municipal Securities or the net asset value of a Fund's shares.

  AUCTION RATE SECURITIES. Auction rate Municipal Securities permit the holder to sell the securities in an auction at par value at specified intervals. The dividend or interest is typically reset by "Dutch" auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities. A Fund will take the time remaining until the next scheduled auction date into account for purposes of determining the securities' duration.

CORPORATE DEBT OBLIGATIONS

  The Government Income, Core Fixed Income, Global Income and High Yield Funds may invest in corporate debt obligations. In addition to obligations of corporations, corporate debt obligations include securities issued by banks and other financial institutions. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations.

  The Government Income, Core Fixed Income, Global Income and High Yield Funds may also invest in trust preferred securities. A trust preferred or capital security is a long dated bond (for example, 30 years) with preferred features. The preferred features are that payment of interest can be deferred for a specified period without initiating a default event. From a bondholder's viewpoint, the securities are senior in claim to standard preferred stock but junior to other bondholders. From the issuer's viewpoint, the securities are attractive because their interest is deductible for tax purposes like other types of debt instruments.

CONVERTIBLE SECURITIES

  The Core Fixed Income and High Yield Funds may invest in convertible securities, including debt obligations, and for High Yield Fund preferred stock, of an issuer convertible at a stated exchange rate into common stock of the issuer. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock. Convertible securities in which a Fund invests are subject to the same rating criteria as its other investments in fixed-income securities.

PREFERRED STOCK, WARRANTS AND RIGHTS

  The High Yield Fund may invest in preferred stock, warrants and rights. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer's earnings and assets before common stock owners but after bond owners. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default (such as a covenant default or filing of a bankruptcy petition) or other non-compliance by the issuer with the terms of the preferred stock. Often, however, on the occurrence of any such event of default or non-compliance by the issuer, preferred stockholders will be entitled to gain representation on the issuer's board of directors or increase their existing board representation. In addition, preferred stockholders may be granted voting rights with respect to certain issues on the occurrence of any event of default.

  Warrants and other rights are options to buy a stated number of shares of common stock at a specified price at any time during the life of the warrant. The holders of warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

FOREIGN INVESTMENTS

  FOREIGN SECURITIES. The Global Income Fund will, and the Core Fixed Income and High Yield Funds may, invest in fixed-income securities of foreign issuers denominated in any currency. However, the Core Fixed Income and High Yield Funds will limit their investments in non-U.S. dollar-denominated fixed-income securities to 25% of their total assets. Investment in foreign securities may offer potential benefits that are not available from investing exclusively in U.S. dollar-denominated domestic issues. Foreign countries may have economic policies or business cycles different from those of the U.S. and markets for foreign fixed-income securities do not necessarily move in a manner parallel to U.S. markets.

  Investing in the securities of foreign issuers involves risks that are not typically associated with investing in fixed-income securities of domestic issuers quoted in U.S. dollars. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage). A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security. In addition, if the currency in which a Fund receives dividends, interest or other payments declines in value against the U.S. dollar before such income is distributed as dividends to shareholders or converted to U.S. dollars, the Fund may have to sell portfolio securities to obtain sufficient cash to pay such dividends. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have been unable to keep pace with the volume of securities transactions, making it more difficult to conduct such transactions.

  The Core Fixed Income, Global Income and High Yield Funds may invest in an issuer domiciled in one country yet issuing the security in the currency of another country. The Funds may also invest in debt securities denominated in the European Currency Unit ("ECU"), which is a "basket" consisting of specified amounts in the currencies of certain of the twelve member states of the European Community. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community from time to time to reflect changes in relative values of the underlying currencies. In addition, the Funds may invest in securities denominated in other currency "baskets."

  Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a U.S. issuer. In addition, there is generally less government regulation of foreign markets, companies and securities dealers than in the U.S. Foreign securities markets may have substantially less volume than U.S. securities markets and securities of many foreign issuers may be less liquid and more volatile than securities of comparable domestic issuers. Furthermore, with respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains), limitations on the removal of funds or other assets of a Fund, political or social instability or diplomatic developments which could affect investments in those countries.

  FOREIGN GOVERNMENT SECURITIES. The Core Fixed Income, Global Income and High Yield Funds may invest in debt obligations of foreign governments and governmental agencies, including those of emerging countries. Investment in sovereign debt obligations involves special risks not present in debt obligations of corporate issuers. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and a Fund may have limited recourse in the event of a default. Periods of economic uncertainty may result in volatility of market prices of sovereign debt, and in turn a Fund's net asset value, to a greater extent than the volatility inherent in debt obligations of U.S. issuers. A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders and the political constraints to which a sovereign debtor may be subject.

  EMERGING MARKETS. The Core Fixed Income and Global Income Funds may invest up to 10% and the High Yield Fund may invest up to 25% of their total assets in securities of issuers located in countries with emerging economies or securities markets ("emerging markets"). Political and economic structures in many emerging markets may be undergoing significant evolution and rapid development, and emerging markets may lack the social, political and economic stability characteristic of more developed countries. As a result, the risks relating to investments in foreign securities described above, including the possibility of nationalization, expropriation and confiscatory taxation, may be heightened. In addition, unanticipated political and social developments may affect the value of a Fund's investments in emerging markets and the availability to the Fund of additional investments in such countries. The small size and inexperience of the securities markets in certain emerging markets and the limited volume of trading in securities in those countries may make a Fund's investments in such countries less liquid and more volatile than investments in countries with more developed securities markets

(such as the U.S., Japan and most Western European countries). See the Additional Statement for further information regarding a Fund's investments in emerging markets.

  FOREIGN CURRENCY TRANSACTIONS. Because investment in foreign issuers by the Core Fixed Income, Global Income and High Yield Funds will usually involve currencies of foreign countries, and because the Funds may have currency exposure independent of their securities positions, the value of the assets of a Fund as measured in U.S. dollars will be affected by changes in foreign currency exchange rates. A Fund may, to the extent it invests in foreign securities, purchase or sell foreign currencies on a spot basis and may also purchase or sell forward foreign currency exchange contracts for hedging purposes and to seek to protect against anticipated changes in future foreign currency exchange rates. In addition, a Fund also may enter into such contracts to seek to increase total return when the Investment Adviser anticipates that the foreign currency will appreciate or depreciate in value, but securities denominated or quoted in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. When entered into to seek to increase total return, forward foreign currency exchange contracts are considered speculative. The Funds may also engage in cross-hedging by using forward contracts in a currency different from that in which the hedged security is denominated or quoted if the Investment Adviser determines that there is a pattern of correlation between the two currencies. If a Fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose or to sell foreign currency to seek to increase total return, the Fund will be required to place cash or liquid assets in a segregated account with the Fund's custodian in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract, or to otherwise cover its position in a manner permitted by the SEC. A Fund will incur costs in connection with conversions between various currencies. A Fund may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the Investment Adviser, it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate.

  Currency exchange rates may fluctuate significantly over short periods of time causing, along with other factors, a Fund's net asset value to fluctuate. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. To the extent that a substantial portion of a Fund's total assets, adjusted to reflect the Fund's net position after giving effect to currency transactions, is denominated or quoted in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries.

  The market in forward foreign currency exchange contracts, currency swaps and other privately negotiated currency instruments offers less protection against defaults by the other party to such instruments than is available for currency instruments traded on an exchange. Such contracts are subject to the risk that the counterparty to the contract will default on its obligations. Since these contracts are not guaranteed by an exchange or clearinghouse, a default on a contract would deprive a Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the Fund to cover its purchase or sale commitments, if any, at the current market price. A Fund will not enter into forward foreign currency exchange contracts, currency swaps or other privately negotiated currency instruments unless the credit quality of the unsecured senior debt or the claims-paying ability of the counterparty is considered to be investment grade by the Investment Adviser.

  The Core Fixed Income, Global Income and High Yield Funds' use of foreign currency management techniques in emerging markets may be limited. Due to the limited market for these instruments in emerging markets, the Investment Adviser does not currently anticipate that a significant portion of the Funds' currency exposure in emerging markets, if any, will be covered by such instruments. For a discussion of such instruments and the risks associated with their use, see "Investment Objectives and Policies" in the Additional Statement.

STRUCTURED SECURITIES

  The Core Fixed Income, Global Income and High Yield Funds may invest in structured securities. The value of the principal of and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, result in the loss of a Fund's investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference. Consequently, structured securities may entail a greater degree of market risk than other types of fixed-income securities. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex securities.

ZERO COUPON, DEFERRED INTEREST, PAY-IN-KIND AND CAPITAL APPRECIATION BONDS

  Each Fund may invest in zero coupon, deferred interest and capital appreciation bonds. These are securities issued at a discount from their face value because interest payments are typically postponed until maturity. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security's liquidity and the issuer's credit quality. These securities also may take the form of debt securities that have been stripped of their interest payments. Each Fund may also invest in pay-in-kind securities which are securities that have interest payable by the delivery of additional securities. A portion of the discount with respect to stripped tax-exempt securities or their coupons may be taxable. The market prices of zero coupon, deferred interest, pay-in-kind and capital appreciation bonds generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. A Fund's investments in zero coupon, deferred interest, pay-in-kind and capital appreciation bonds may require the Fund to sell certain of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements. See "Taxation" in the Additional Statement.


                                 RISK FACTORS


  INTEREST RATE RISK. When interest rates decline, the market value of fixed-income securities tends to increase. Conversely, when interest rates increase, the market value of fixed-income securities tends to decline. Volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument.

  DEFAULT RISK/CREDIT RISK. Investments in fixed-income securities are subject to the risk that the issuer could default on its obligations and a Fund could sustain losses on such investments. A default could impact both interest and principal payments.

  CALL RISK AND EXTENSION RISK. Fixed-income securities may be subject to both call risk and extension risk. Call risk (i.e., where the issuer exercises its right to pay principal on an obligation earlier than scheduled) causes cash flow to be returned earlier than expected. Call risk typically results when interest rates have declined. Under such circumstances, a Fund may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities. Extension risk (i.e., where the issuer exercises its right to pay principal on an obligation later than scheduled) causes cash flows to be returned later than expected. Extension risk typically results when interest rates have increased. Under such circumstances, a Fund will suffer from the inability to invest in higher yielding securities. Certain types of U.S. Government, Asset-Backed, corporate, foreign, Mortgage-Backed and Municipal Securities have this call and/or extension risk.

  The investment characteristics of Mortgage-Backed Securities and Asset-Backed Securities differ from those of traditional fixed-income securities because they generally have both call risk (also known as prepayment risk) and extension risk. Homeowners have the option to prepay their mortgage. Therefore, the duration of a security backed by home mortgages can either shorten (call risk) or lengthen (extension risk). Investors are exposed to the fluctuating principal and interest payments associated with such securities. In general, if interest rates on new mortgage loans fall sufficiently below the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to increase. Conversely, if mortgage loan interest rates rise above the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to decrease.

  ARMs also have the risk of prepayments, which will have a greater impact on the Adjustable Rate Government Fund. The rate of principal prepayments with respect to ARMs has fluctuated in recent years. As with fixed-rate mortgage loans, ARMs may be subject to a greater rate of principal repayments in a declining interest rate environment. For example, if prevailing interest rates fall significantly, ARMs could be subject to higher prepayment rates (than if prevailing interest rates remain constant or increase) because the availability of low fixed-rate mortgages may encourage mortgagors to refinance their ARMs to "lock-in" a fixed-rate mortgage. Conversely, if prevailing interest rates rise significantly, ARMs may prepay more slowly. As with fixed-rate mortgages, ARM prepayment rates vary in both stable and changing interest rate environments. There are certain ARMs where the homeowner's payments do not fully cover interest, so the principal balance increases over time. These "negative amortizing" ARMs may be subject to greater default risk.

  DERIVATIVE MORTGAGE-BACKED SECURITIES. Because derivative Mortgage-Backed Securities (such as principal-only (POs), interest-only (IOs) or inverse floating rate securities) are more exposed to mortgage prepayments, they generally involve a greater amount of risk. Small changes in prepayments can significantly impact the cash flow and the market value of these securities. The risk of faster than anticipated prepayments generally adversely affects IOs, super floaters and premium priced Mortgage-Backed Securities. The risk of slower than anticipated prepayments generally adversely affects POs, floating-rate securities subject to interest rate caps, support tranches and discount priced Mortgage-Backed Securities. In addition, particular derivative securities may be leveraged such that their exposure (i.e., price sensitivity) to interest rate and/or prepayment risk is magnified.

  RISKS OF DERIVATIVE TRANSACTIONS. A Fund's transactions, if any, in options, futures, options on futures, swaps, interest rate caps, floors and collars, structured securities, inverse floating-rate securities and currency transactions involve certain risks, including a possible lack of correlation between changes in the value of hedging instruments and the portfolio assets being hedged, the potential illiquidity of the markets for derivative instruments, the risks arising from margin requirements and related leverage factors associated with such transactions. The use of these management techniques to seek to increase total return may be regarded as a speculative practice and involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices, interest rates or currency prices. A Fund's use of certain derivative transactions may be limited by the requirements of the Internal Revenue Code of 1986, as amended (the "Code") for qualification as a regulated investment company.

  TAX RISK OF MUNICIPAL SECURITIES. The yields and market values of Municipal Securities may be more adversely impacted by changes in tax rates and policies than taxable fixed-income securities. Because interest income from Municipal Securities is normally not subject to regular federal income taxation, the attractiveness of Municipal Securities in relation to other investment alternatives is affected by changes in federal income tax rates applicable to, or the continuing federal income tax-exempt status of, such interest income. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of Municipal Securities, which could in turn affect a Fund's ability to acquire and dispose of Municipal Securities at desirable yield and price levels.

  RISKS OF INVESTING IN NON-INVESTMENT GRADE FIXED-INCOME SECURITIES. Non-investment grade fixed-income securities are considered predominantly speculative by traditional investment standards. In some cases, these obligations may be highly speculative and have poor prospects for reaching investment grade standing. Non-investment grade fixed-income securities and unrated securities of comparable credit quality (commonly known as "junk bonds") are subject to the increased risk of an issuer's inability to meet principal and interest obligations. These securities, also referred to as high yield securities, may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

  Non-investment grade fixed-income securities are often issued in connection with a corporate reorganization or restructuring or as part of a merger, acquisition, takeover or similar event. They are also issued by less established companies seeking to expand. Such issuers are often highly leveraged and generally less able than more established or less leveraged entities to make scheduled payments of principal and interest in the event of adverse developments or business conditions.

  The market value of non-investment grade fixed-income securities tends to reflect individual corporate developments to a greater extent than that of higher rated securities which react primarily to fluctuations in the general level of interest rates. As a result, a Fund's ability to achieve its investment objectives may depend to a greater extent on the Investment Adviser's judgment concerning the creditworthiness of issuers than funds which invest in higher-rated securities. Issuers of non-investment grade fixed-income securities may not be able to make use of more traditional methods of financing and their ability to service debt obligations may be more adversely affected than issuers of higher-rated securities by economic downturns, specific corporate developments or the issuer's inability to meet specific projected business forecasts. Negative publicity about the junk bond market and investor perceptions regarding lower rated securities, whether or not based on fundamental analysis, may depress the prices for such securities.

  A holder's risk of loss from default is significantly greater for non-investment grade fixed-income securities than is the case for holders of other debt securities because such non-investment grade securities are generally unsecured and are often subordinated to the rights of other creditors of the issuers of such securities. Investment by a Fund in defaulted securities poses additional risk of loss should nonpayment of principal and interest continue in respect of such securities. Even if such securities are held to maturity, recovery by a Fund of its initial investment and any anticipated income or appreciation is uncertain.

  The secondary market for non-investment grade fixed-income securities is concentrated in relatively few market makers and is dominated by institutional investors, including mutual funds, insurance companies and other financial institutions. Accordingly, the secondary market for such securities is not as liquid as, and is more volatile than, the secondary market for higher-rated securities. In addition, market trading volume for high yield fixed-income securities is generally lower and the secondary market for such securities could contract under adverse market or economic conditions, independent of any specific adverse changes in the condition of a particular issuer. These factors may have an adverse effect on the market price and a Fund's ability to dispose of particular portfolio investments. A less liquid secondary market also may make it more difficult for a Fund to obtain precise valuations of the high yield securities in its portfolio.

  Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of non-investment grade securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the conditions of the issuer that affect the market value of the security. Consequently, credit ratings are used only as a preliminary indicator of investment quality. Investments in non-investment grade and comparable unrated obligations will be more dependent on the Investment Adviser's credit analysis than would be the case with investments in investment-grade debt obligations. The Investment Adviser employs its own credit research and analysis, which includes a study of existing debt, capital structure, ability to service debt and to pay dividends, the issuer's sensitivity to economic conditions, its operating history and the current trend of earnings. The Investment Adviser continually monitors the investments in a Fund's portfolio and evaluates whether to dispose of or to retain non-investment grade and comparable unrated securities whose credit ratings or credit quality may have changed.

  OTHER RISKS. Floating-rate derivative debt securities present more complex types of interest rate risks. For example, range floaters are subject to the risk that the coupon will be reduced below market rates if a designated interest rate floats outside of a specified interest rate band or collar. Dual index or yield curve floaters are subject to lower prices in the event of an unfavorable change in the spread between two designated interest rates.

  Asset-Backed Securities present certain credit risks that are not presented by Mortgage-Backed Securities because Asset-Backed Securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. There is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities.

  FOREIGN RISKS. See "Foreign Securities" for a description of the risks of investing in foreign securities and currencies.


                             INVESTMENT TECHNIQUES


  MORTGAGE DOLLAR ROLLS. The Adjustable Rate Government, Short Duration Government, Government Income, Core Fixed Income and Global Income Funds may enter into mortgage "dollar rolls" in which a Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold.

However, the Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date for the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund. Successful use of mortgage dollar rolls depends upon the Investment Adviser's ability to predict correctly interest rates and mortgage prepayments. There is no assurance that mortgage dollar rolls can be successfully employed. The Fund will hold and maintain in a segregated account until the settlement date cash or liquid assets in an amount equal to the forward purchase price. For financial reporting and tax purposes, each Fund treats mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale. The Funds do not currently intend to enter into mortgage dollar rolls that are accounted for as a financing.

  OPTIONS ON SECURITIES AND SECURITIES INDICES. Each Fund may write (sell) covered call and put options and purchase put and call options on any securities in which it may invest or on any securities index comprised of securities in which it may invest. The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of options to seek to increase total return involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices or interest rates. The successful use of options for hedging purposes also depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. If the Investment Adviser is incorrect in its expectation of changes in securities prices or determination of the correlation between the securities indices on which options are written and purchased and the securities in a Fund's investment portfolio, the investment performance of the Fund will be less favorable than it would have been in the absence of such options transactions. The writing of options could increase a Fund's portfolio turnover rate and, therefore, associated brokerage commissions or spreads.

  OPTIONS ON FOREIGN CURRENCIES. The Core Fixed Income, Global Income and High Yield Funds may, to the extent they invest in foreign securities, purchase and sell (write) put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. In addition, the Core Fixed Income, Global Income and High Yield Funds may use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different currency, if there is a pattern of correlation between the two currencies. As with other kinds of option transactions, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received. If an option that a Fund has written is exercised, the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. In addition to purchasing put and call options for hedging purposes, a Fund may purchase call or put options on currency to seek to increase total return when the Investment Adviser anticipates that the currency will appreciate or depreciate in value, but the securities quoted or denominated in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. When purchased or sold to seek to increase total return, options on currencies are considered speculative. Options on foreign currencies to be written or purchased by the Funds will be traded on U.S. and foreign exchanges or over-the-counter.

  FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. To seek to increase total return, to hedge against changes in interest rates or securities prices, or in the case of the Core Fixed Income, Global Income and High Yield Funds, currency exchange rates, a Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on any of such futures contracts. Each Fund may also enter into closing purchase and sale transactions with respect to any such contracts and options. The futures contracts may be based on various securities (such as U.S. Government Securities), foreign currencies, in the case of the Core Fixed Income, Global Income and High Yield Funds, securities indices and other financial instruments and indices. A Fund will engage in futures and related options transactions for bona fide hedging purposes as defined in regulations of the Commodity Futures Trading Commission or to seek to increase total return to the extent permitted by such regulations. A Fund may not purchase or sell futures contracts or purchase or sell related options to seek to increase total return, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of initial margin deposits and premiums paid on a Fund's outstanding positions in futures and related options entered into for the purpose of seeking to increase total return would exceed 5% of the market value of a Fund's net assets. These transactions involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities or currencies, require the Fund to segregate and maintain cash or liquid assets with a value equal to the amount of the Fund's obligations or to otherwise cover the obligations in a manner permitted by the SEC.

  While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. See "Investment Techniques--Futures Contracts and Options on Futures Contracts" in the Additional Statement. Thus, while a Fund may benefit from the use of futures and options on futures, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance than if the Fund had not entered into any futures contracts or options transactions. Because perfect correlation between a futures position and portfolio position that is intended to be protected is impossible to achieve, the desired protection may not be obtained and a Fund may be exposed to risk of loss. The loss incurred by a Fund in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received. Futures markets are highly volatile and the use of futures may increase the volatility of a Fund's net asset value. The profitability of a Fund's trading in futures to seek to increase total return depends upon the ability of the Investment Adviser to analyze correctly the futures markets. In addition, because of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to a Fund. Further, futures contracts and options on futures may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day.

  CURRENCY SWAPS. The Core Fixed Income, Global Income and High Yield Funds may enter into currency swaps for hedging purposes or to seek to increase total return. Currency swaps involve the exchange by a Fund with another party of their respective rights to make or receive payments in specified currencies. Currency swaps usually involve the delivery of a gross payment stream in one designated currency in exchange for the gross payment stream in another designated currency. Therefore, the entire payment stream under a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A Fund will not enter into swap transactions unless the unsecured commercial paper, senior debt or claims-paying ability of the other party thereto is rated either AA or A-1 or better by S&P or Aa or P-1 or better by Moody's, or, if unrated by such rating organizations, determined to be of comparable quality by the Investment Adviser. The use of currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Adviser is incorrect in its forecasts of currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.

  WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS. Each Fund may purchase when-issued securities. When-issued transactions arise when securities are purchased by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Each Fund may also purchase securities on a forward commitment basis; that is, make contracts to purchase securities for a fixed price at a future date beyond the customary three-day settlement. A Fund is required to hold and maintain in a segregated account with the Fund's custodian until three days prior to settlement date, cash or liquid assets in an amount sufficient to meet the purchase price. Alternatively, each Fund may enter into offsetting contracts for the forward sale of other securities that it owns. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, a Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate to do so.

  ILLIQUID AND RESTRICTED SECURITIES. A Fund may not invest more than 15% of its net assets in illiquid investments, which include securities (both foreign and domestic) that are not readily marketable, certain SMBS, certain municipal leases and participation interests, repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days, certain over-the-counter options, and certain restricted securities, unless it is determined, based upon the continuing review of the trading markets for a specific restricted security, that such restricted security is eligible for resale under Rule 144A under the Securities Act of 1933 and, therefore, is liquid. The Trustees have adopted guidelines under which the Investment Adviser determines and monitors the liquidity of portfolio securities subject to the oversight of the Trustees. Investing in restricted securities eligible for resale pursuant to Rule 144A may decrease the liquidity in a Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

  REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements with dealers in U.S. Government Securities and member banks of the Federal Reserve System which furnish collateral at least equal in value or market price to the amount of their repurchase obligation. The Core Fixed Income, Global Income and High Yield Funds may also enter into repurchase agreements involving certain foreign government securities. If the other party or "seller" defaults, a Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund in connection with the related repurchase agreement are less than the repurchase price. In addition, in the event of bankruptcy of the seller or failure of the seller to repurchase the securities as agreed, a Fund could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement. The Trustees have reviewed and approved certain counterparties whom they believe to be creditworthy and have authorized the Funds to enter into repurchase agreements with such counterparties. In addition, each Fund, together with other registered investment companies having management agreements with the Investment Adviser, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

  TEMPORARY INVESTMENTS. Each Fund may, for temporary defensive purposes, invest up to 100% of its total assets in (i) U. S. Government Securities or
(ii) repurchase agreements collateralized by U.S. Government

Securities. The Short Duration Tax-Free and Municipal Income Funds may for temporary defensive purposes depart from their stated investment objectives and invest more than 20% of their respective net assets in taxable investments. The High Yield Fund may for temporary defensive purposes invest in investment grade securities.

MISCELLANEOUS TECHNIQUES

  In addition to the techniques and investments described above, each Fund may, with respect to no more than 5% of its net assets, engage in the following techniques and investments: (i) portfolio securities lending, (ii) mortgage swaps (other than Short Duration Tax-Free and Municipal Income Funds) and interest rate swaps, caps, floors and collars, (iii) inverse floating-rate securities, (iv) yield curve options, (v) other investment companies, (vi) custodial receipts and (vii) with respect to the Short Duration Tax-Free and Municipal Income Funds, tender option bonds and standby commitments.

  In addition, each Fund may borrow up to 33 1/3% of its total assets from banks for temporary or emergency purposes. A Fund may not make additional investments if borrowings (excluding covered mortgage dollar rolls) exceed 5% of its total assets. For more information, see the Additional Statement.


                            INVESTMENT RESTRICTIONS

  Each Fund is subject to certain investment restrictions that are described in detail under "Investment Restrictions" in the Additional Statement. Fundamental investment restrictions of a Fund cannot be changed without approval of a majority of the outstanding shares of that Fund, as defined in the Additional Statement. Each Fund's investment objectives and all policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in a Fund's investment objectives, shareholders should consider whether that Fund still remains an appropriate investment in light of their then current financial positions and needs.

  The Short Duration Tax-Free and Municipal Income Funds' policy to invest, under normal market conditions, at least 80% of their respective net assets in Municipal Securities, the interest on which is exempt from regular federal income tax, is fundamental and may not be changed without shareholder approval. For more information on a Fund's investment restrictions, an investor should obtain the Additional Statement.

  NON-DIVERSIFIED STATUS. Since the Global Income Fund is "non-diversified" under the Act, it is subject only to certain federal tax diversification requirements. Under federal tax laws, the Global Income Fund may, with respect to 50% of its total assets, invest up to 25% of its total assets in the securities of any issuer (except that this limitation does not apply to U.S. Government Securities). With respect to the remaining 50% of the Fund's total assets, (1) the Fund may not invest more than 5% of its total assets in the securities of any one issuer (other than the U.S. government), and (2) the Fund may not acquire more than 10% of the outstanding voting securities of any one issuer. These tests apply at the end of each quarter of its taxable year and are subject to certain conditions and limitations under the Code. Since the Global Income Fund is not diversified under the Act, it will be more susceptible to adverse developments affecting any single issuer. The Adjustable Rate Government, Short Duration Government, Short Duration Tax-Free, Government Income, Municipal Income, Core Fixed Income and High Yield Funds are, in addition to these tax diversification requirements, also subject to the diversification requirements arising out of their diversified status under the Act.

                              PORTFOLIO TURNOVER

  Each Fund may engage in active short-term trading to benefit from yield disparities among different issues of securities or among the markets for fixed-income securities, or for other reasons. It is anticipated that the portfolio turnover rate of each Fund will vary from year to year. The portfolio turnover rate is computed by dividing the lesser of the dollar amount of securities purchased or securities sold (excluding all securities whose maturities at acquisition are one year or less) by the average monthly value of such securities owned during the year. A 100% turnover rate would occur, for example, if all of the securities held by a Fund were sold and replaced within one year. The Investment Adviser will not consider the portfolio turnover rate a limiting factor in making investment decisions for a Fund consistent with the Fund's investment objectives and portfolio management policies. A high rate of portfolio turnover results in increased transaction costs to a Fund. The portfolio turnover rate includes the effect of entering into mortgage dollar rolls. See "Financial Highlights" for a statement of each Fund's historical portfolio turnover rates.


                                  MANAGEMENT


TRUSTEES AND OFFICERS

  The Trustees are responsible for deciding matters of general policy and reviewing the actions of the Investment Advisers, distributor and transfer agent. The officers of the Trust conduct and supervise each Fund's daily business operations. The Additional Statement contains information as to the identity of, and other information about, the Trustees and officers of the Trust.

INVESTMENT ADVISERS

  INVESTMENT ADVISERS. Goldman Sachs Funds Management, L.P., One New York Plaza, New York, New York 10004, a Delaware limited partnership which is an affiliate of Goldman Sachs, serves as investment adviser to the Adjustable Rate Government and Short Duration Government Funds. Goldman Sachs Funds Management, L.P. registered as an investment adviser in 1990. Goldman Sachs Asset Management, One New York Plaza, New York, New York 10004, a separate operating division of Goldman Sachs, serves as the investment adviser to the Short Duration Tax-Free, Government Income, Municipal Income, Core Fixed Income and High Yield Funds. Goldman Sachs registered as an investment adviser in 1981. Goldman Sachs Asset Management International, 133 Peterborough Court, London EC4A 2BB, England, an affiliate of Goldman Sachs, serves as investment adviser to the Global Income Fund. Goldman Sachs Asset Management International became a member of the Investment Management Regulatory Organization Limited in 1990 and registered as an investment adviser in 1991. As of January 26, 1998, GSAM, GSFM and GSAMI, together with their affiliates, acted as investment adviser or distributor for assets in excess of $140 billion.

  Under a Management Agreement with each Fund, the applicable Investment Adviser, subject to the general supervision of the Trustees, provides day-to-day advice as to the Fund's portfolio transactions. Goldman Sachs has agreed to permit the Funds to use the name "Goldman Sachs" or a derivative thereof as part of each Fund's name for as long as a Fund's Management Agreement is in effect.

  In performing its investment advisory services, each Investment Adviser, while remaining ultimately responsible for the management of the Funds, is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. In addition, the Investment Advisers will have access to the research of, and certain proprietary technical models developed by, Goldman Sachs and may apply quantitative and qualitative analysis in determining the appropriate allocations among the categories of issuers and types of securities.

  Under the Management Agreement, each Investment Adviser also: (i) supervises all non-advisory operations of each Fund that it advises; (ii) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of each Fund;
(iii) arranges for at each Fund's expense (a) the preparation of all required tax returns, (b) the preparation and submission of reports to existing shareholders, (c) the periodic updating of prospectuses and statements of additional information and (d) the preparation of reports to be filed with the SEC and other regulatory authorities; (iv) maintains each Fund's records; and
(v) provides the Funds with office space and all necessary office equipment and services.

  ADJUSTABLE RATE GOVERNMENT AND SHORT DURATION GOVERNMENT FUNDS. The Funds' portfolio managers are Jonathan A. Beinner, Richard C. Lucy, James B. Clark, Peter D. Dion and James P. McCarthy. Their responsibilities include investing in the particular types of securities the Funds may hold. Mr. Beinner is a Managing Director of Goldman Sachs and Co-Head of GSAM's U.S. Fixed Income Department. Mr. Beinner joined the Investment Adviser in 1990. Mr. Lucy is a Vice President of Goldman Sachs and Co-Head of GSAM's U.S. Fixed Income Department. Mr. Lucy joined the Investment Adviser in 1992. Mr. Clark joined GSAM in 1994 after working as a senior trader at the Federal Home Loan Mortgage Corporation. Prior to that, he was an investment manager at Travelers Insurance Company. Mr. Dion is a Vice President of Goldman Sachs and joined GSAM in 1992. Mr. McCarthy is a Vice President of Goldman Sachs. Mr. McCarthy joined GSAM in 1995 after working as a bond trader at Nomura Securities.

  GOVERNMENT INCOME AND CORE FIXED INCOME FUNDS. The Funds' portfolio managers are Jonathan A. Beinner and Richard C. Lucy. See above for information about Mr. Beinner and Mr. Lucy. Messrs. Beinner and Lucy each specialize in investing in a particular type of security the Fund may hold. James Clark is also a portfolio manager for the Government Income Fund. See above for information about Mr. Clark.

  SHORT DURATION TAX-FREE AND MUNICIPAL INCOME FUNDS. The Funds' portfolio managers are Benjamin S. Thompson and Elisabeth Schupf Lonsdale. Mr. Thompson and Ms. Lonsdale each specialize in municipal securities. Mr. Thompson's responsibilities include developing investment strategy and structuring portfolios. Ms. Lonsdale is also responsible for GSAM's municipal credit research. Mr. Thompson worked in the institutional sales and marketing group at GSAM until he joined the fixed-income team in 1993. Prior to joining GSAM in early 1992, Mr. Thompson worked in the Structured Finance Group of the Chase Manhattan Bank. Before rejoining Goldman Sachs in 1995, Ms. Lonsdale was a Director of Fitch Investors Service evaluating the credit ratings of tax-backed issues. Prior to that, she worked for ten years in the Goldman Sachs Municipal Finance Department.

  GLOBAL INCOME FUND. The Fund's portfolio managers are Stephen Fitzgerald and Andrew Wilson. Mr. Fitzgerald joined GSAMI in 1992 and is an Executive Director and Chief Investment Officer for international fixed income. Mr. Wilson joined GSAMI in 1995 and is Executive Director and Portfolio Manager for international fixed income. Prior to joining GSAMI, he spent three years as an Assistant Director at Rothschild Asset Management where he was responsible for managing global and international bond portfolios, with specific focus on the U.S., Canadian, Australian and Japanese economies.

  HIGH YIELD FUND. The Fund's portfolio managers are Richard Buckholz, Christopher Testa, Michael L. Pasternak and Andrew Jessop. Mr. Buckholz is a Vice President of Goldman Sachs and is responsible for emerging markets fixed income portfolio management. Mr. Buckholz joined GSAM in 1994. Prior to joining GSAM, Mr. Buckholz was Head of Emerging Market Fixed Income Research at Bear Stearns & Company and previously in a similar position at Citibank. Mr. Testa is a Vice President of Goldman Sachs and Director of Credit Research responsible for corporate bond research. Mr. Testa joined GSAM in 1994. Prior to joining GSAM, Mr. Testa was a credit analyst with CS First Boston and prior to that he was an analyst for Metropolitan Life Insurance Company investing in private placements and public debt. Mr. Pasternak is a Vice President of Goldman Sachs and is responsible for managing high yield assets. Mr. Pasternak joined GSAM in 1997. Prior to joining GSAM, Mr. Pasternak spent eight years managing high yield corporate bond and loan portfolios at Saudi International Bank (an affiliate of JP Morgan) in London. Prior to that, he was an officer of the bank in Eurocurrency Lending and Syndications and served as an investment analyst in New York. Mr. Jessop is a Vice President of Goldman Sachs and is responsible for managing high yield assets. Mr. Jessup joined GSAM in 1997. Prior to joining GSAM, Mr. Jessop spent six years managing high yield portfolios at Saudi International Bank in London. Prior to that, he worked for the bank on the interest rate swap desk and served as an investment analyst in New York.

  It is the responsibility of the Investment Adviser to make the investment decisions for a Fund and to place the purchase and sale orders for a Fund's portfolio transactions in U.S. and foreign markets. Such orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Goldman Sachs or its affiliates. In effecting purchases and sales of portfolio securities for the Funds, the Investment Advisers will seek the best price and execution of a Fund's orders. In doing so, where two or more brokers or dealers offer comparable prices and execution for a particular trade, consideration may be given to whether the broker or dealer provides investment research or brokerage services or sells shares of any Goldman Sachs Fund. See the Additional Statement for a further description of the Investment Advisers' brokerage allocation practices.

  As compensation for its services rendered and assumption of certain expenses pursuant to separate Management Agreements, GSAM, GSFM and GSAMI are entitled to the following fees, computed daily and payable monthly at the annual rates listed below:

                                                               FOR THE FISCAL
                                                CONTRACTUAL YEAR OR PERIOD ENDED
                                                   RATE*     OCTOBER 31,  1997*
                                                ----------- --------------------
GSAM
----
  Short Duration Tax-Free......................    0.40%           0.40%
  Government Income............................    0.65%           0.25%
  Municipal Income.............................    0.55%           0.55%
  Core Fixed Income............................    0.40%           0.40%
  High Yield...................................    0.70%           0.65%
GSFM
----
  Adjustable Rate Government...................    0.40%           0.40%
  Short Duration Government....................    0.50%           0.40%
GSAMI
-----
  Global Income................................    0.90%           0.59%

--------

* The difference, if any, between the stated fees and the actual fees paid by the Funds reflects that the applicable Investment Adviser did not charge the full amount of the fees to which it would have been entitled for the year ended October 31, 1997. Effective March 1, 1998, the management fee for the Short Duration Government Fund and Government Income Fund will equal 0.50% and 0.65%, respectively. The Investment Advisers may discontinue or modify such limitations in the future at their discretion, although they have no current intention to do so.

  The Investment Advisers to the Short Duration Government, Short Duration Tax-Free, Government Income, Municipal Income, Core Fixed Income, Global Income and High Yield Funds have voluntarily agreed to reduce or limit certain "Other Expenses" of such Funds (excluding management fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses (and transfer agency fees in the case of the Global Income and High Yield Funds), to the extent such expenses exceed 0.05%, 0.05%, 0.00%, 0.05%, 0.05%, 0.06% and 0.14% per annum of such Funds' average daily net assets, respectively. Such reductions or limits, if any, are calculated monthly on a cumulative basis and may be discontinued or modified by the applicable Investment Adviser in its discretion at any time.

  ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS. The involvement of the Investment Advisers, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to a Fund or limit a Fund's investment activities. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Funds and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Funds. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds. The results of a Fund's investment activities, therefore, may differ from those of Goldman Sachs and its affiliates and it is possible that a Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for proprietary or other accounts. In addition, the Funds may, from time to time, enter into transactions in which other clients of Goldman Sachs have an adverse interest. From time to time, a Fund's activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. See "Management -- Activities of Goldman Sachs and its Affiliates and Other Accounts Managed by Goldman Sachs" in the Additional Statement for further information.

DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 85 Broad Street, New York, New York 10004, serves as the exclusive distributor (the "Distributor") of each Fund's shares. Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606, also serves as each Fund's transfer agent (the "Transfer Agent") and as such performs various shareholder servicing functions. Shareholders with inquiries regarding any Fund should contact Goldman Sachs (as Transfer Agent) at the address or the telephone number set forth on the back cover page of this Prospectus. Goldman Sachs is not entitled to receive a fee from the Global Income Fund with respect to the Institutional and Service Shares for transfer agency services. The Adjustable Rate Government, Short Duration Government, Short Duration Tax-Free, Government Income, Municipal Income and Core Fixed Income Funds pay Goldman Sachs transfer agency fees and expenses with respect to Institutional and Service Shares equal to that class's proportionate share of the total transfer agency costs borne by the Fund. Those costs are equal to a fixed per account charge of $12,000 per year plus $7.50 per account, together with out-of-pocket and transaction related expenses applicable to Class A, Class B and Class C shares where applicable plus 0.04% of the average daily net assets of the other classes of the Funds. Goldman Sachs is entitled to receive a fee from the High Yield Fund equal to .04% of the average daily net assets of Institutional and Service Shares. In each case, Institutional Shares of a Fund may bear fees paid to Service Organizations or other persons providing sub-transfer agency and similar services.

  From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Funds. Goldman Sachs reserves the right to redeem at any time some or all of the shares acquired for its own account.


                                   DIVIDENDS

  Each Fund (other than the Global Income Fund) will declare a daily dividend which will be paid monthly. The Global Income Fund will declare and pay dividends monthly. Over the course of the fiscal year, dividends accrued and paid will constitute all or substantially all of the Funds' net investment income. From time to time a portion of such dividends may constitute a return of capital. In the case of Core Fixed Income, Global Income and High Yield Funds, net loss, if any, from certain foreign currency transactions or instruments that is otherwise taken into account in calculating net investment income or net realized capital gains for accounting purposes may not be taken into account in determining the amount of dividends to be declared and paid, with the result that a portion of the Fund's dividends may be treated as a return of capital, nontaxable to the extent of a shareholder's tax basis in his shares. The Funds also intend that all net realized capital gains will be declared as a dividend at least annually. In determining amounts of capital gains to be distributed, capital losses, including any available capital loss carryovers from prior years will be offset against capital gains.

  A Fund's net investment income is determined on a daily basis (monthly in the case of the Global Income Fund). On days on which net asset value is calculated, such determination is made immediately prior to the calculation of a Fund's net asset value. On days on which net asset value is not calculated, such determination is made as of 3:00 p.m. Chicago time.

  Payment of dividends (other than the Global Income Fund) from net investment income will be made on the last calendar day of each month in additional shares of a Fund at the net asset value on such day, unless cash distributions are elected, in which case, cash payment will be made on the first Business Day of the succeeding month. In the case of Global Income Fund, reinvestment of dividends from net investment income in additional shares of the Fund will be made on the second to last Business Day of each month. Cash dividends will be paid on or about the last Business Day of the month. Payment of dividends with respect to capital gains, if any, when declared will be made in additional shares of the Fund at the net asset value on the payment date, unless cash distributions are elected. This election to receive dividends in cash is initially made on the Account Information Form and may be changed upon written notice to the Transfer Agent at any time prior to the record date for a particular dividend or distribution. If cash dividends are elected with respect to the Fund's monthly net investment income dividends, then cash dividends must also be elected with respect to the non-long-term capital gains component, if any, of the Fund's annual dividend.

  At the time of an investor's purchase of shares of a Fund, a portion of the net asset value per share may be represented by undistributed income (in the case of the Global Income Fund) or realized or unrealized appreciation of any Fund's portfolio securities. Therefore, subsequent distributions on such shares from such income or realized appreciation may be taxable to the investor even if the net asset value of the shares is, as a result of the distributions, reduced below the cost of such shares and the distributions (or portions thereof) represent a return of a portion of the purchase price.

                                NET ASSET VALUE

  The net asset value per share of each class of a Fund is calculated by the Fund's custodian as of the close of regular trading on the New York Stock Exchange (normally, but not always, 3:00 p.m. Chicago time, 4:00 p.m. New York time) on each Business Day (as such term is defined under "Additional Information") immediately after the determination, if any, of the income to be declared as a dividend (except in the case of the Global Income Fund). Net asset value per share of each class is calculated by determining the net assets of each class and dividing by the number of outstanding shares of that class.

  Each Fund's portfolio securities for which accurate market quotations are readily available are valued on the basis of quotations, which may be furnished by a pricing service or provided by dealers in such securities and other portfolio securities are valued at fair value, based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the Trustees. Debt obligations with a remaining maturity of 60 days or less are valued at amortized cost. The Board of Trustees has determined that the amortized cost of such securities approximates fair market value.


                            PERFORMANCE INFORMATION

  From time to time each Fund may publish yield, distribution rate and average annual total return and the Short Duration Tax-Free and Municipal Income Funds may publish their tax equivalent yields in advertisements and communications to shareholders or prospective investors. Average annual total return is determined by computing the average annual percentage change in value of $1,000 invested at the maximum public offering price for specified periods ending with the most recent calendar quarter, assuming reinvestment of all dividends and distributions at net asset value. The total return calculation assumes a complete redemption of the investment at the end of the relevant period. Each Fund may also from time to time advertise total return on a cumulative, average, year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules. In addition to the above, each Fund may from time to time advertise its performance relative to certain averages, performance rankings, indices, other information prepared by recognized mutual fund statistical services and investments for which reliable performance data is available.

  Yield is computed by dividing net investment income earned during a recent thirty-day period by the product of the average daily number of shares outstanding and entitled to receive dividends during the period and the maximum offering price per share on the last day of the relevant period. The results are compounded on a bond equivalent (semiannual) basis and then annualized. Net investment income per share is equal to the dividends and interest earned during the period, reduced by accrued expenses for the period. The calculation of net investment income for these purposes may differ from the net investment income determined for accounting purposes.

  Tax equivalent yield represents the yield an investor would have to earn to equal, after taxes, the Short Duration Tax-Free and Municipal Income Funds' tax-free yield. Tax equivalent yield is calculated by dividing a Fund's tax-exempt yield by one minus a stated federal tax rate.

  Quotations of distribution rates are calculated by annualizing the most recent distribution of net investment income for a monthly, quarterly or other relevant period and dividing this amount by the net asset value per share or maximum public offering price on the last day of the period for which the distribution rates are being calculated.

  Each Fund's yield, total return and distribution rate will be calculated separately for each class of shares in existence. Because each class of shares may be subject to different expenses, the yield, total return and distribution rate calculations with respect to each class of shares for the same period will differ. See "Shares of the Trust."

  The investment results of a Fund will fluctuate over time and any presentation of investment results for any prior period should not be considered a representation of what an investment may earn or what the Fund's performance may be in any future period. In addition to information provided in shareholder reports, the Funds may, in their discretion, from time to time, make a list of their holdings available to investors upon request.


                              SHARES OF THE TRUST

  Each Fund is a series of the Goldman Sachs Trust, which was formed under the laws of the State of Delaware on January 28, 1997. The Funds were formerly series of Goldman Sachs Trust, a Massachusetts business trust, and were reorganized into the Trust as of April 30, 1997. The Trustees have authority under the Trust's Declaration of Trust to create and classify shares of beneficial interest in separate series, without further action by shareholders. Additional series may be added in the future. The Trustees also have authority to classify or reclassify any series or portfolio of shares into one or more classes.

  When issued, shares are fully paid and non-assessable. In the event of liquidation, shareholders are entitled to share pro rata in the net assets of the applicable Fund available for distribution to such shareholders. All shares are freely transferable and have no preemptive, subscription or conversion rights. Shareholders are entitled to one vote per share, provided that at the option of the Trustees, shareholders will be entitled to a number of votes based upon the net asset values represented by their shares.

  The Trust does not intend to hold annual meetings of shareholders. However, pursuant to the Trust's By-Laws, the recordholders of at least 10% of the shares outstanding and entitled to vote at a special meeting may require the Trust to hold such special meeting of shareholders for any purpose, and recordholders may, under certain circumstances, as permitted by the Act, communicate with other shareholders in connection with requiring a special meeting of shareholders. The Trustees will call a special meeting of shareholders for the purpose of electing Trustees, if, at any time, less than a majority of Trustees holding office at the time were elected by shareholders.

  In the interest of economy and convenience, the Trust does not issue certificates representing the Funds' shares. Instead, the Transfer Agent maintains a record of each shareholder's ownership. Each shareholder receives confirmation of purchase and redemption orders from the Transfer Agent. Fund shares and any dividends and distributions paid by the Funds are reflected in account statements from the Transfer Agent.

  As of February 1, 1998, the shareholders listed below owned beneficially and of record 25% or more of the outstanding shares of the following Funds: Short Duration Government Fund--State Street Bank and Trust Company, P.O. Box 1992, Boston, MA 02105-1992 (29.64%); Core Fixed Income Fund--Vinson and Elkins Lawyers, Retirement Plan, Texas Commerce Bank N.A., P.O. Box 2550, Houston, TX 77252-2558 (25.48%).

                                   TAXATION


FEDERAL TAXES

  Each Fund is treated as a separate entity for tax purposes, has elected to be treated as a regulated investment company and intends to qualify for such treatment for each taxable year under Subchapter M of the Code. To qualify as such, a Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders. As a regulated investment company, a Fund will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its shareholders in accordance with certain timing requirements of the Code.

  The Short Duration Tax-Free and Municipal Income Funds intend to satisfy certain requirements of the Code so that they may distribute the tax-exempt interest they receive as "exempt-interest dividends," as defined in the Code. If such requirements are satisfied, distributions of the Short Duration Tax-Free and Municipal Income Funds that are attributable to interest on tax-exempt obligations and that the Funds properly designate as exempt-interest dividends will be exempt from regular federal income tax, although all or a portion of these distributions may be subject to the federal alternative minimum tax and may be includable in the tax base for determining taxability of social security or railroad retirement benefits. Persons who are "substantial users" (or related persons to such substantial users) of facilities financed by industrial development or certain private activity bonds should consult their own tax advisers before purchasing shares of the Short Duration Tax-Free and Municipal Income Funds. Interest on indebtedness incurred or continued to purchase or carry shares of the Short Duration Tax-Free and Municipal Income Funds is not deductible to the extent attributable to the Funds' distributions that are exempt-interest dividends.

  Dividends paid by a Fund from net investment income, certain net realized foreign exchange gains, the excess of net short-term capital gain over net long-term capital loss and original issue discount or market discount income will be taxable to shareholders as ordinary income, except for any exempt-interest dividends paid by Short Duration Tax-Free and Municipal Income Funds, as described above. Distributions out of the net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, of a Fund, will be taxed to shareholders as long-term capital gains, regardless of the length of time a shareholder has held his or her shares or whether such gain was reflected in the price paid for the shares. Such long-term capital gain will constitute 20% or 28% rate gain, depending upon the Fund's holding period for the assets the sale of which generated the gain. These tax consequences will apply whether distributions are received in cash or reinvested in shares. Certain distributions paid by a Fund in January of a given year may be taxable to shareholders as if received the prior December
31. Shareholders will be informed annually about the amount and character of distributions received from the Funds for federal income tax purposes.

  Investors should consider the tax implications of buying shares immediately prior to a distribution. Investors who purchase shares shortly before the record date for a distribution other than a daily dividend will pay a per share price that includes the value of the anticipated distribution and will be taxed on any taxable distribution even though the distribution represents a return of a portion of the purchase price.

  Redemptions and exchanges of shares are taxable events.

  Individuals and certain other classes of shareholders may be subject to 31% backup withholding of federal income tax on distributions (other than exempt-interest dividends), redemptions and exchanges if they fail to furnish their correct taxpayer identification number and certain certifications required by the Internal Revenue Service or if they are otherwise subject to backup withholding. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to nonresident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty) on amounts treated as ordinary dividends from the Funds.

  The Core Fixed Income, Global Income and High Yield Funds may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. In general, a Fund may deduct these taxes in computing its taxable income, if any. As an alternative, if more than 50% of the value of the total assets of the Global Income Fund is comprised of securities of foreign corporations at the end of its taxable year and the Fund so elects, the Fund's shareholders will include in their gross incomes (in addition to dividends and distributions they receive) their pro rata shares of qualified foreign taxes paid by the Fund and may be entitled under the Code to claim foreign tax credits or deductions with respect to such taxes.

OTHER TAXES

  In addition to federal taxes, a shareholder may be subject to state, local or foreign taxes on payments received from the Funds, including exempt-interest dividends. A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent (if any) a Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. government obligations and/or tax-exempt municipal obligations issued by or on behalf of the particular state or a political subdivision thereof, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. For a further discussion of certain tax consequences of investing in shares of the Funds, see "Taxation" in the Additional Statement. Shareholders are urged to consult their own tax advisers regarding specific questions as to federal, state and local taxes as well as to any foreign taxes.

                          ADDITIONAL INFORMATION

  As used in this Prospectus, the term "Business Day" means any day the New York Stock Exchange is open for trading, which is Monday through Friday except for holidays. The New York Stock Exchange is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                            REPORTS TO SHAREHOLDERS


  Recordholders of Institutional Shares of the Funds will receive an annual report containing audited financial statements and a semi-annual report. Each recordholder of Institutional Shares will also be provided with a printed confirmation for each transaction in its account and an individual monthly statement (quarterly in the case of Global Income Fund). A year-to-date statement for any account will be provided upon request made to Goldman Sachs.

SUB-ACCOUNTING SERVICE

  Each Fund has designed special procedures to assist institutional investors (including banks) desiring to establish multiple accounts (master accounts and their sub-accounts). Sub-accounts may be established with registration by name and/or number. Institutions will not normally be charged for this service unless otherwise agreed upon. Upon request, master accounts will be provided with a monthly summary report which sets forth in order by account number (or name) the share balance at month end and the income, if any, together with the total share balance and income, if any, for the master account. The Global Income Fund does not generally provide sub-accounting services with respect to beneficial ownership of Institutional Shares.


                       PURCHASE OF INSTITUTIONAL SHARES


  Institutional Shares may be purchased on any Business Day at the net asset value per share next determined after receipt of an order. No sales load will be charged. Currently, net asset value is determined as of the close of regular trading on the New York Stock Exchange (normally, but not always, 3:00 p.m. Chicago time, 4:00 p.m. New York time), as described under "Net Asset Value." Purchases of Institutional Shares of the Funds must be settled within three (3) Business Days of receipt of a complete purchase order. Payment of the proceeds of redemption of shares purchased by check may be delayed for a period of time as described under "Redemption of Institutional Shares."

  Prior to making an initial investment in a Fund, an investor must open an account with a Fund by furnishing necessary information to such Fund or Goldman Sachs. An Account Information Form, a copy of which is attached to this Prospectus, should be used to open such an account. Subsequent purchases may be made in the manner set forth below.

PURCHASE PROCEDURES APPLICABLE TO EACH FUND OTHER THAN THE GLOBAL INCOME FUND

  Purchases of Institutional Shares may be made by qualified investors by placing an order with Goldman Sachs at 800-621-2550 and either wiring federal funds to The Northern Trust Company ("Northern") as subcustodian for State Street Bank and Trust Company ("State Street") on the next Business Day or initiating an ACH transfer to ensure receipt by Northern on the next Business Day. Purchases may also be made by check (except that the Trust will not accept a check drawn on a foreign bank or a third-party check) or Federal Reserve draft payable to Goldman Sachs Fixed Income Funds--Name of Fund and Class of shares and should be directed to Goldman Sachs Fixed Income Funds--Name of Fund and Class of shares, c/o GSAM Shareholder Services, 4900 Sears Tower, Chicago, Illinois 60606.

PURCHASE PROCEDURES APPLICABLE TO THE GLOBAL INCOME FUND

  Purchases of Institutional Shares may be made by qualified investors by placing an order with Goldman Sachs at 800-621-2550 and either wiring federal funds to State Street or initiating an ACH transfer. Purchases may also be made by check (except that the Trust will not accept a check drawn on a foreign bank or a third-party check) or Federal Reserve draft made payable to Goldman Sachs Fixed Income Funds-- Name of Fund and Class of shares and should be directed to Goldman Sachs Fixed Income Funds--Name of Fund and Class of shares c/o National Financial Data Services, Inc., P.O. Box 419711, Kansas City, MO 64141-6711.

MINIMUM INITIAL INVESTMENTS

  In the case of each Fund other than the Government Income, Municipal Income, Global Income and High Yield Funds, the minimum initial investment is $50,000 in Institutional Shares of a Fund alone or in combination with Institutional Shares of any other mutual fund sponsored by Goldman Sachs and designated as an eligible fund for this purpose and the corresponding class of any portfolio of the Goldman Sachs Money Market Funds.

  Institutional Shares of the Government Income, Municipal Income, Global Income and High Yield Funds may be offered to (a) banks, trust companies or other types of depository institutions investing for their own account or on behalf of their clients; (b) pension and profit sharing plans, pension funds and other company-sponsored benefit plans; (c) any state, county, city or any instrumentality, department, authority or agency thereof; (d) corporations and other for-profit business organizations with assets of at least $100 million or publicly traded securities outstanding; (e) "wrap" accounts for the benefit of clients of broker-dealers, financial institutions or financial planners, provided that they have entered into an agreement with GSAM specifying aggregate minimums and certain operating policies and standards; and (f) registered investment advisers investing for accounts for which they receive asset-based fees. With respect to these investors, the minimum initial investment is $1,000,000 in Institutional Shares of a Fund alone or in combination with other assets under the management of GSAM and its affiliates.

  The minimum initial investment in Institutional Shares for (a) individual investors; (b) qualified non-profit organizations, charitable trusts, foundations and endowments; and (c) accounts over which GSAM or its advisory affiliates have investment discretion is $10,000,000. The minimum investment requirement may be waived at the discretion of the Trust's officers. No minimum amount is required for subsequent investments.

  The minimum investment requirement may be waived for current and former officers, partners, directors or employees of Goldman Sachs or any of its affiliates or for other investors at the discretion of the Trust's officers.

OTHER PURCHASE INFORMATION

  Normally purchase, exchange and redemption orders will not be effective until received by Goldman Sachs. The Trust may, however, authorize certain institutions (including banks, trust companies, brokers and investment advisers) that provide recordkeeping, reporting and processing services to their customers to accept on the Trust's behalf orders placed by or on behalf of such customers and, if approved by the Trust, to designate other intermediaries to accept such orders. In these cases, a Fund will be deemed to have received an order in proper form by or on behalf of a customer when the order is accepted by the authorized institution or intermediary on a Business Day, and the order will be priced at a Fund's net asset value per share next determined after such acceptance. The institution or intermediary will be responsible for transmitting accepted orders to the Trust within the period agreed upon by them. A customer should contact an institution to learn whether it is authorized to accept orders for the Trust. Such institutions may receive payments from the Funds or Goldman Sachs for the services provided by them with respect to the Funds' Institutional Shares. These payments may be in addition to other servicing and/or subtransfer agency payments borne by the Funds and their share classes.

  Institutional Shares of the Global Income Fund will be issued and dividends will begin to be paid with respect to dividends which accrue on or after the purchase of Institutional Shares. For the other Funds, the following applies:

    PURCHASE BY FEDERAL FUNDS WIRE OR ACH TRANSFER. If a purchase order is received with a specified settlement date in proper form before the determination of net asset value that day and payment is made by wire transfer or ACH transfer, shares will be issued and dividends will begin to accrue on the purchased shares on the later of (i) the Business Day after receipt of the purchase order or (ii) the day of receipt of a federal funds wire or an ACH transfer by State Street. For purchases without a specified settlement date, shares will be issued and dividends declared with respect to such shares will begin to accrue on the Business Day after payment is so received.

    PURCHASE BY CHECK OR FEDERAL RESERVE DRAFT. If a purchase order is received with a specified settlement date in proper form before the determination of net asset value that day and payment is made by check or Federal Reserve draft, shares will be issued and dividends will begin to accrue on the purchased shares on the Business Day after the date payment is received. For purchases without a specified settlement date, shares will be issued and dividends declared with respect to such shares will begin to accrue on the Business Day after payment is so received.

  Banks, trust companies or other institutions through which investors acquire Institutional Shares may impose charges in connection with transactions in Institutional Shares. Such institutions should be consulted for information regarding such charges.

  The Investment Advisers, Distributor, and/or their affiliates may pay compensation, from time to time, out of their assets and not as an additional charge to the Funds, to selected institutions (including banks, trust companies, brokers and investment advisers) and other persons in connection with the sale and/or servicing of shares of the Funds and other investment portfolios of the Trust (such as additional payments based on new sales, amounts exceeding pre-established thresholds, or the length of time clients' assets have remained in the Trust), and subject to applicable NASD regulations, contribute to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions in which participants may receive reimbursement of expenses, entertainment and prizes such as travel awards, merchandise, cash, investment research and educational information and related support materials. This additional compensation can vary among institutions depending upon such factors as the amounts their clients have invested (or may invest) in particular portfolios of the Trust, the particular program involved, or the amount of reimbursable expenses. For further information, see the Additional Statement.

  The Funds reserve the right to redeem the Institutional Shares of any shareholder of record whose account balance is less than $50 as a result of earlier redemptions. Such redemptions will not be implemented if the value of a recordholder's account falls below the minimum account balance solely as a result of market conditions. A Fund will give sixty (60) days' prior written notice to recordholders whose Institutional Shares are being redeemed to allow them to purchase sufficient additional Institutional Shares of a Fund to avoid such redemption.

  The Funds and Goldman Sachs each reserves the right to reject any specific purchase order (including exchanges) or to restrict purchases or exchanges by a particular purchaser (or group of related purchasers). This may occur, for example, when a purchaser or group of purchasers' pattern of frequent purchases, sales or exchanges of Institutional Shares of a Fund is evident, or if purchases, sales or exchanges are, or a subsequent abrupt redemption might be, of a size that would disrupt management of a Fund.

  In the sole discretion of Goldman Sachs, a Fund may accept securities instead of cash for the purchase of shares of the Fund. Such purchases will be permitted only if the Investment Adviser determines that any securities acquired in this manner are consistent with the Fund's investment objectives, restrictions and policies and are desirable investments for the Fund.


                              EXCHANGE PRIVILEGE


  Institutional Shares of a Fund may be exchanged for (i) Institutional Shares of any other mutual fund sponsored by Goldman Sachs and designated as an eligible fund for this purpose and (ii) the corresponding class of any Goldman Sachs Money Market Fund at the net asset value next determined either by writing to Goldman Sachs, Attention: Goldman Sachs Fixed Income Funds--Name of Fund and Class of shares, c/o GSAM Shareholders Services, 4900 Sears Tower, Chicago, Illinois 60606 or, if previously elected in the Fund's Account Information Form, by telephone at 800-621-2550 (7:00 a.m. to 5:30 p.m. Chicago time). A shareholder should obtain and read the prospectus relating to any other fund and its shares and consider its investment objective, policies and applicable fees before making an exchange. Under the telephone exchange privilege, Institutional Shares may be exchanged among accounts with different names, addresses and social security or other taxpayer identification numbers only if the exchange instructions are in writing and received in accordance with the procedures set forth under "Redemption of Institutional Shares."

  In an effort to prevent unauthorized or fraudulent exchanges by telephone, Goldman Sachs employs reasonable procedures as set forth under "Redemption of Institutional Shares" to confirm that such instructions are genuine. In times of drastic economic or market changes, the telephone exchange privilege may be difficult to implement. For federal income tax purposes, an exchange is treated as a redemption of the Institutional Shares surrendered in the exchange, on which an investor may be subject to tax, followed by a purchase of Institutional Shares, or the corresponding class of any Goldman Sachs Money Market Funds received in the exchange. Shareholders should consult their own tax advisers concerning the tax consequences of an exchange.

  Each exchange which represents an initial investment in a Fund must satisfy the minimum investment requirements of the fund into which the Institutional Shares are being exchanged, except that this requirement may be waived at the discretion of the officers of the Trust. Exchanges are available only in states where exchanges may legally be made. The exchange privilege may be materially modified or withdrawn at any time on sixty (60) days' written notice to Institutional Shareholders and is subject to certain limitations. See "Purchase of Institutional Shares."


                      REDEMPTION OF INSTITUTIONAL SHARES

  The Funds will redeem their Institutional Shares upon request of a recordholder of such Shares on any Business Day at the net asset value next determined after receipt of a request in proper form by Goldman Sachs from the recordholder. (See "Purchase of Institutional Shares--Other Purchase Information" for a description of limited situations where an institution or other intermediary may be authorized to accept redemptions for the Funds.) If Institutional Shares to be redeemed were recently purchased by check, a Fund may delay transmittal of redemption proceeds until such time as it has assured itself that good funds have been collected for the purchase of such Institutional Shares. This may take up to fifteen (15) days. Redemption requests may be made by a shareholder of record by writing to or calling the Transfer Agent at the address or telephone number set forth on the back cover page of this Prospectus. A shareholder of record may request redemptions by telephone if the optional telephone redemption privilege is elected on the Account Information Form accompanying this Prospectus. It may be difficult to implement redemptions by telephone in times of drastic economic or market changes.

  In an effort to prevent unauthorized or fraudulent redemption or exchange requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. Among other things, any redemption request that requires money to go to an account or address other than that designated on the Account Information Form must be in writing and signed by an authorized person designated on the Account Information Form. Any such written request is also confirmed by telephone with both the requesting party and the designated bank account to verify instructions. Exchanges among accounts with different names, addresses and social security or other taxpayer identification numbers must be in writing and signed by an authorized person designated on the Account Information Form. Other procedures may be implemented from time to time concerning telephone redemptions and exchanges. If reasonable procedures are not implemented, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, neither the Funds, the Trust nor Goldman Sachs will be responsible for the authenticity of redemption or exchange instructions received by telephone.

  Written requests for redemptions must be signed by each recordholder whose signature has been guaranteed by a bank, a securities broker or dealer, a credit union having authority to issue signature guarantees, a savings and loan association, a building and loan association, a cooperative bank, a federal savings bank or association, a national securities exchange, a registered securities association or a clearing agency, provided that such institution satisfies the standards established by the Transfer Agent. Institutional Shares of each Fund (other than Global Income Fund) earn dividends declared on the day the shares are redeemed.

  The Fund will arrange for the proceeds of redemptions effected by any means to be wired as federal funds to the bank account designated in the recordholder's Account Information Form or, if the recordholder elects in writing, by check. Redemption proceeds paid by wire transfer will normally be wired on the next Business Day in federal funds (for a total one-day delay), but may be paid up to three (3) Business Days after receipt of a properly executed redemption request. Wiring of redemption proceeds may be delayed one additional Business Day if the Federal Reserve Bank is closed on the day redemption proceeds would ordinarily be wired. Redemption proceeds paid by check will normally be mailed to the address of record within three (3) Business Days of receipt of a properly executed redemption request. In order to change the bank designated on the Account Information Form to receive redemption proceeds, a written request must be received by the Transfer Agent. This request must be signature guaranteed as set forth above. Further documentation may be required for executors, trustees or corporations. Once wire transfer instructions have been given by Goldman Sachs, neither the Funds, the Trust nor Goldman Sachs assumes any further responsibility for the performance of intermediaries or the recordholder's bank in the transfer process. If a problem with such performance arises, the recordholder should deal directly with such intermediaries or bank.

  Additional documentation regarding a redemption by any means may be required to effect a redemption when deemed appropriate by Goldman Sachs. The request for such redemption will not be considered to have been received in proper form until such additional documentation has been received.

  Institutions (including banks, trust companies, brokers and investment advisers) are responsible for the timely transmittal of redemption requests by their customers to the Transfer Agent. In order to facilitate the timely transmittal of redemption requests, these institutions have established times by which redemption requests must be received by them. Additional documentation may be required when deemed appropriate by an institution.

                               ----------------

                                   APPENDIX


                   GUIDELINES FOR CERTIFICATION OF TAXPAYER
               IDENTIFICATION NUMBER ON ACCOUNT INFORMATION FORM

  You are required by law to provide a Fund with your correct Taxpayer Identification Number (TIN), regardless of whether you file tax returns. Failure to do so may subject you to penalties. Failure to provide your correct TIN and to sign your name in the Certification section of the Account Information Form could result in withholding of 31% by a Fund for the federal backup withholding tax on distributions, redemptions, exchanges and other payments relating to your account.

  Any tax withheld may be credited against taxes owed on your federal income tax return.

  If you do not have a TIN, you should apply for one immediately by contacting your local office of the Social Security Administration or the Internal Revenue Service (IRS). Backup withholding could apply to payments relating to your account while you are awaiting receipt of a TIN.

  Special rules apply for certain entities. For example, for an account established under a Uniform Gifts or Transfers to Minors Act, the TIN of the minor should be furnished.

  If you have been notified by the IRS that you are subject to backup withholding because you failed to report your interest and/or dividend income on your tax return and you have not been notified by the IRS that such withholding should cease, you must cross out item (2) in the Certification section of the Account Information Form.

  If you are an exempt recipient, you should furnish your TIN and certify your exemption by signing the Certification section and writing "exempt" after your signature. Exempt recipients include: corporations, tax-exempt pension plans and IRA's, governmental agencies, financial institutions, registered securities and commodities dealers and others.

  If you are a nonresident alien or foreign entity, you must provide a completed Form W-8 to the Fund in order to avoid backup withholding on certain payments. Other payments to you may be subject to nonresident alien withholding of up to 30%.

  For further information regarding backup and nonresident alien withholding, see Sections 3406, 1441 and 1442 of the Internal Revenue Code and consult your tax adviser.

--------------------------------------------------------------------------------

GOLDMAN SACHS ASSET                       GOLDMAN SACHS
MANAGEMENT                                FIXED INCOME FUNDS
ONE NEW YORK PLAZA
NEW YORK, NEW YORK 10004                  --------------------

GOLDMAN SACHS FUNDS                       PROSPECTUS
MANAGEMENT, L.P.                          INSTITUTIONAL SHARES
ONE NEW YORK PLAZA
NEW YORK, NEW YORK 10004

GOLDMAN SACHS ASSET
MANAGEMENT INTERNATIONAL
133 PETERBOROUGH COURT
LONDON, ENGLAND EC4A 2BB

GOLDMAN, SACHS & CO.
DISTRIBUTOR
85 BROAD STREET
NEW YORK, NEW YORK 10004

GOLDMAN, SACHS & CO.
TRANSFER AGENT
4900 SEARS TOWER
CHICAGO, ILLINOIS 60606

STATE STREET BANK AND TRUST COMPANY
CUSTODIAN
1776 HERITAGE DRIVE
NORTH QUINCY, MASSACHUSETTS 02171

ARTHUR ANDERSEN LLP
INDEPENDENT PUBLIC ACCOUNTANTS
225 FRANKLIN STREET
BOSTON, MASSACHUSETTS 02110



TOLL FREE (IN U.S.) .  . . 800-621-2550   GOLDMAN
                                          SACHS
FIPROINST
---------------------------------------   --------------------------------------
---------------------------------------   --------------------------------------

--------------------------------------------------------------------------------
PROSPECTUS
March 1, 1998   GOLDMAN SACHS FIXED INCOME FUNDS SERVICE SHARES

GOLDMAN SACHS ADJUSTABLE RATE GOVERNMENT FUND
  Seeks a high level of current income, consistent with low volatility of principal. The Fund invests primarily in adjustable rate mortgage pass-through securities and other mortgage securities with periodic interest rate resets, which are issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND
  Seeks a high level of current income and secondarily, in seeking current in-come, may also consider the potential for capital appreciation. The Fund in-vests primarily in securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
  Seeks a high level of current income, consistent with relatively low vola-tility of principal, that is exempt from regular federal income tax. The Fund invests primarily in municipal securities.

GOLDMAN SACHS GOVERNMENT
INCOME FUND
  Seeks a high level of current
  income, consistent with
  safety of principal. The Fund
  invests primarily in
  securities, including
  mortgage-backed securities,
  issued or guaranteed by the
  U.S. government, its
  agencies, instrumentalities
  or sponsored enterprises.
GOLDMAN SACHS MUNICIPAL INCOME FUND
  Seeks a high level of current income that is exempt from regular federal in-come tax, consistent with preservation of capital. The Fund invests primar-ily in municipal securities.

GOLDMAN SACHS CORE FIXED INCOME FUND
  Seeks a total return consisting of capital appreciation and income that ex-ceeds the total return of the Lehman Brothers Aggregate Bond Index. The Fund invests primarily in fixed-income securities, including securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or spon-sored enterprises, corporate securities, mortgage-backed securities and as-set-backed securities.

GOLDMAN SACHS GLOBAL INCOME FUND
  Seeks a high total return, emphasizing current income and, to a lesser ex-tent, providing opportunities for capital appreciation. The Fund invests primarily in a portfolio of high quality fixed-income securities of U.S. and foreign issuers and foreign currencies.

GOLDMAN SACHS HIGH YIELD FUND

  Seeks a high level of current income and, secondarily, may also consider the potential for capital appreciation. The Fund invests primarily in fixed-in-come securities rated below investment grade.

  This Prospectus provides information about Goldman Sachs Trust (the "Trust") and the Funds that a prospective investor should understand before investing. This Prospectus should be retained for future reference. A Statement of Additional Information (the "Additional Statement"), dated March 1, 1998, containing further information about the Trust and the Funds which may be of interest to investors, has been filed with the Securities and Exchange Commission ("SEC"), is incorporated herein by reference in its entirety, and may be obtained without charge from Service Organizations (as defined herein) or Goldman Sachs by calling the telephone number, or writing to one of the addresses, listed on the back cover of this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the Additional Statement and other information regarding the Trust.

SERVICE SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
A CRIMINAL OFFENSE.
                                                        (continued on next page)

(cover continued)

  THE ADJUSTABLE RATE GOVERNMENT, SHORT DURATION GOVERNMENT AND GOVERNMENT INCOME FUNDS' NET ASSET VALUES AND YIELDS ARE NOT GUARANTEED BY THE U.S. GOVERNMENT OR BY ITS AGENCIES, INSTRUMENTALITIES OR SPONSORED ENTERPRISES.

  THE CORE FIXED INCOME, GLOBAL INCOME AND HIGH YIELD FUNDS MAY INVEST IN SECURITIES OF FOREIGN ISSUERS AND FOREIGN CURRENCIES THAT ENTAIL CERTAIN RISKS NOT CUSTOMARILY ASSOCIATED WITH INVESTING IN U.S. DOLLAR-DENOMINATED FIXED-INCOME SECURITIES. IN PARTICULAR, THE SECURITIES MARKETS OF EMERGING MARKET COUNTRIES ARE LESS LIQUID, ARE SUBJECT TO GREATER PRICE VOLATILITY, HAVE SMALLER MARKET CAPITALIZATIONS, HAVE LESS GOVERNMENT REGULATION AND ARE NOT SUBJECT TO AS EXTENSIVE AND FREQUENT ACCOUNTING, FINANCIAL AND OTHER REPORTING REQUIREMENTS AS THE SECURITIES MARKETS OF MORE DEVELOPED COUNTRIES.

  THE HIGH YIELD FUND INVESTS PRIMARILY IN HIGH YIELD, FIXED-INCOME SECURITIES RATED BELOW INVESTMENT GRADE THAT ARE CONSIDERED SPECULATIVE AND GENERALLY INVOLVE GREATER PRICE VOLATILITY AND GREATER RISK OF LOSS OF PRINCIPAL AND INTEREST THAN INVESTMENTS IN HIGHER RATED FIXED-INCOME SECURITIES.

  INVESTORS SHOULD CONSIDER THE RISKS ASSOCIATED WITH INVESTMENT IN A FUND INVESTING IN FOREIGN AND/OR HIGH YIELD SECURITIES. THE FUNDS MAY NOT BE SUITABLE FOR ALL INVESTORS. SEE "DESCRIPTION OF SECURITIES" AND "RISK FACTORS."

  Goldman Sachs Funds Management, L.P. ("GSFM"), New York, New York, an affiliate of Goldman, Sachs & Co. ("Goldman Sachs"), serves as investment adviser to the Adjustable Rate Government and Short Duration Government Funds. Goldman Sachs Asset Management ("GSAM"), New York, New York, a separate operating division of Goldman Sachs, serves as investment adviser to the Short Duration Tax-Free, Government Income, Municipal Income, Core Fixed Income and High Yield Funds. Goldman Sachs Asset Management International ("GSAMI"), London, England, an affiliate of Goldman Sachs, serves as investment adviser to the Global Income Fund. GSAM, GSFM and GSAMI are each referred to in this Prospectus as the "Investment Adviser." Goldman Sachs serves as each Fund's distributor and transfer agent.

                               TABLE OF CONTENTS

                                        PAGE
                                        ----
Fund Highlights........................   1
Fees and Expenses......................   7
Financial Highlights...................   9
Investment Objectives and Policies.....  15
Description of Securities..............  22
Risk Factors...........................  30
Investment Techniques..................  33
Investment Restrictions................  37
Portfolio Turnover.....................  38
Management.............................  38
Dividends..............................  42

                                                                            PAGE
                                                                            ----
                          Net Asset Value..................................  43
                          Performance Information..........................  43
                          Shares of the Trust..............................  44
                          Taxation.........................................  45
                          Additional Information...........................  46
                          Additional Services..............................  47
                          Reports to Shareholders..........................  47
                          Purchase of Service Shares.......................  48
                          Exchange Privilege...............................  50
                          Redemption of Service Shares.....................  50
                          Appendix......................................... A-1

                                FUND HIGHLIGHTS

   The following is intended to highlight certain information and is qualified in its entirety by the more detailed information contained in this Prospectus.

 WHAT IS THE GOLDMAN SACHS TRUST?

   The Goldman Sachs Trust is an open-end management investment company that offers its shares in several investment funds (mutual funds). Each Fund pools the monies of investors by selling its shares to the public and investing these monies in a portfolio of securities designed to achieve that Fund's stated investment objectives.

 WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS?

   Each Fund has distinct investment objectives and policies. There can be no assurance that a Fund's objectives will be achieved. For a further description of each Fund's investment objectives and policies, see "Investment Objectives and Policies," "Description of Securities" and "Investment Techniques."

 WHO MANAGES THE FUNDS?

   Goldman Sachs Funds Management, L.P. serves as Investment Adviser to the Adjustable Rate Government and Short Duration Government Funds. Goldman Sachs Asset Management serves as Investment Adviser to the Short Duration Tax-Free, Government Income, Municipal Income, Core Fixed Income and High Yield Funds. Goldman Sachs Asset Management International serves as Investment Adviser to the Global Income Fund. As of January 26, 1998, the Investment Advisers, together with their affiliates, acted as investment adviser or distributor for assets in excess of $140 billion.

 WHO DISTRIBUTES THE FUNDS' SHARES?

   Goldman Sachs acts as distributor of each Fund's shares.

                                                         EXPECTED
                                                       APPROXIMATE
                                                         INTEREST
                    INVESTMENT                             RATE
  FUND NAME         OBJECTIVES          DURATION       SENSITIVITY    INVESTMENT SECTOR      CREDIT QUALITY     OTHER INVESTMENTS
--------------  ------------------ ------------------- ------------ --------------------- -------------------- -------------------
ADJUSTABLE      A high level of    Target = 6-month    9-month note At least 65% of       U.S. Government      Fixed-rate
RATE            current income,    to 1-year                        total assets in       Securities           mortgage
GOVERNMENT      consistent with    U.S. Treasury                    securities issued or                       pass-through
FUND            low volatility     Security                         guaranteed by the                          securities and
                of principal.      Maximum = 2 years                U.S. government,                           repurchase
                                                                    its agencies,                              agreements
                                                                    instrumentalities                          collateralized by
                                                                    or sponsored                               U.S. Government
                                                                    enterprises                                Securities.
                                                                    ("U.S. Government
                                                                    Securities'')
                                                                    that are adjustable
                                                                    rate mortgage
                                                                    pass-through
                                                                    securities and other
                                                                    mortgage securities
                                                                    with periodic
                                                                    interest rate resets.
 --------------------------------------------------------------------------------------------
SHORT DURATION  A high level of    Target = 2-year     2-year bond  At least 65% of       U.S. Government      Mortgage pass-
GOVERNMENT      current income,    U.S. Treasury                    total assets in       Securities           through
FUND            and secondarily,   Security plus                    U.S. Government                            securities and
                in seeking current or minus .5 years                Securities                                 other securities
                income, may        Maximum = 3 years                and repurchase                             representing an
                also consider                                       agreements                                 interest in or
                the potential                                       collateralized                             collateralized
                for capital                                         by such securities.                        by mortgage loans.
                appreciation.
 --------------------------------------------------------------------------------------------
SHORT DURATION  A high level of    Target = Lehman     3-year bond  At least 80% of       Minimum = BBB/Baa    U.S. Government
TAX-FREE        current income,    Brothers                         net assets in                              Securities
FUND            consistent with    3-year Municipal                 municipal securities.                      and repurchase
                low volatility     Bond Index                                                                  agreements
                of principal,      plus or minus                                                               collateralized
                that is exempt     .5 years                                                                    by such securities.
                from regular       Maximum = 4 years
                federal
                income tax.
 --------------------------------------------------------------------------------------------
GOVERNMENT      A high level of    Target = Lehman     5-year bond  At least 65% of total U.S. Government      Non-government
INCOME          current income,    Brothers Mutual                  assets in U.S.        Securities; non-U.S. mortgage pass-
FUND            consistent with    Fund Government/                 Government            Government           through securities,
                safety of          Mortgage Index                   Securities, including Securities =         asset-backed
                principal.         plus or minus                    mortgage-backed       AAA/Aaa              securities and
                                   1 year                           U.S. Government                            corporate
                                   Maximum = 6 years                Securities and                             fixed-income
                                                                    repurchase                                 securities.
                                                                    agreements
                                                                    collateralized by
                                                                    U.S. Government
                                                                    Securities.
  FUND NAME         BENCHMARK
--------------- -----------------
ADJUSTABLE      6-month and
RATE            1-year U.S.
GOVERNMENT      Treasury Security
FUND
 --------------------------------------------------------------------------------------------
SHORT DURATION  2-year U.S.
GOVERNMENT      Treasury Security
FUND
 --------------------------------------------------------------------------------------------
SHORT DURATION  Lehman Brothers
TAX-FREE        3-Year Municipal
FUND            Bond Index
 --------------------------------------------------------------------------------------------
GOVERNMENT      Lehman Brothers
INCOME          Mutual Fund
FUND            Government/
                Mortgage Index

                                                          EXPECTED
                                                        APPROXIMATE
                                                          INTEREST
                  INVESTMENT                                RATE
 FUND NAME        OBJECTIVES             DURATION       SENSITIVITY    INVESTMENT SECTOR       CREDIT QUALITY
 --------------------------------------------------------------------------------------------
MUNICIPAL    A high level of       Target = Lehman      15-year bond At least 80% of        Minimum = BBB/Baa
INCOME       current income        Brothers 15-year                  net assets in          Average = AA/Aa
FUND         that is exempt        Municipal Bond                    municipal securities.
             from regular          Index plus
             federal income        or minus 1 year
             tax, consistent       Maximum = 12 years
             with preservation
             of capital.
 --------------------------------------------------------------------------------------------
CORE FIXED   Total return          Target = Lehman      5-year bond  At least 65% of        Minimum = BBB/Baa
INCOME FUND  consisting            Brothers                          assets in fixed-income Minimum for
             of capital            Aggregate Bond                    securities, including  non-dollar securities
             appreciation          Index plus or                     U.S. Government        = AA/Aa
             and income that       minus 1 year                      Securities, corporate,
             exceeds the total     Maximum = 6 years                 mortgage-backed
             return of the                                           and asset-backed
             Lehman Brothers                                         securities.
             Aggregate Bond
             Index.
 --------------------------------------------------------------------------------------------
GLOBAL       A high total return,  Target = J.P. Morgan 6-year bond  Securities of          Minimum = BBB/Baa
INCOME       emphasizing current   Global Government                 U.S. and foreign       At least 50% =
FUND         income, and, to       Bond Index                        governments and        AAA/Aaa
             a lesser extent,      (hedged) plus or                  corporations.
             providing             minus 2.5 years
             opportunities         Maximum = 7.5 years
             for capital
             appreciation.
 --------------------------------------------------------------------------------------------
HIGH YIELD   A high level of       Target = Lehman      6-year bond  At least 65% of        At least 65% =
FUND         current income        Brothers High                     assets in fixed-       BB/Ba or below
             and, secondarily,     Yield Bond Index                  income securities
             capital appreciation. plus or minus                     rated below
                                   2.5 years                         investment grade,
                                   Maximum =7.5 years                including U.S. and
                                                                     non-U.S. dollar
                                                                     corporate debt,
                                                                     foreign
                                                                     government
                                                                     securities,
                                                                     convertible
                                                                     securities
                                                                     and preferred stock.
 FUND NAME     OTHER INVESTMENTS       BENCHMARK
 --------------------------------------------------------------------------------------------
MUNICIPAL    U.S. Government        Lehman Brothers
INCOME       Securities and         15-Year
FUND         repurchase             Municipal
             agreements             Bond Index
             collateralized by
             such securities.
 --------------------------------------------------------------------------------------------
CORE FIXED   Foreign fixed-         Lehman Brothers
INCOME FUND  income,                Aggregate Bond
             municipal and          Index
             convertible
             securities,
             foreign currencies
             and repurchase
             agreements
             collateralized
             by U.S.
             Government
             Securities.
 --------------------------------------------------------------------------------------------
GLOBAL       Mortgage and           J.P. Morgan
INCOME       asset-backed           Global
FUND         securities, foreign    Government
             currencies and         Bond Index
             repurchase             (hedged)
             agreements
             collateralized by
             U.S. Government
             Securities or
             certain foreign
             government securities.
 --------------------------------------------------------------------------------------------
HIGH YIELD   Mortgage-backed        Lehman Brothers
FUND         and asset-backed       High Yield
             securities, U.S.       Bond Index
             Government
             Securities,
             investment grade
             corporate fixed-
             income securities,
             structured
             securities,
             foreign currencies
             and repurchase
             agreements
             collateralized by
             U.S. Government
             Securities.

 WHAT ARE THE RISK FACTORS AND SPECIAL CHARACTERISTICS THAT I SHOULD CONSIDER BEFORE INVESTING?

   Each Fund's share price will fluctuate with market, economic and, with respect to the Core Fixed Income, Global Income and High Yield Funds, foreign exchange conditions, so that an investment in any of the Funds may be worth more or less when redeemed than when purchased. None of the Funds should be relied upon as a complete investment program. There can be no assurance that a Fund's investment objectives will be achieved. See "Risk Factors."

   Interest Rate Risk. When interest rates decline, the market value of fixed-income securities tends to increase. Conversely, when interest rates increase, the market value of fixed-income securities tends to decline. Volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument.

   Default Risk/Credit Risk. Investments in fixed-income securities are subject to the risk that the issuer could default on its obligations, and a Fund could sustain losses on such investments. A default could impact both interest and principal payments.

   Call Risk and Extension Risk. Fixed-income securities may be subject to both call risk and extension risk. Call risk (i.e., where the issuer exercises its right to pay principal on an obligation earlier than scheduled) causes cash flow to be returned earlier than expected. Call risk typically results when interest rates have declined. Under such circumstances, a Fund may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities. Extension risk (i.e., where the issuer exercises its right to pay principal on an obligation later than scheduled) causes cash flows to be returned later than expected. Extension risk typically results when interest rates have increased. Under such circumstances, a Fund will suffer from the inability to invest in higher yielding securities. The investment characteristics of Mortgage-Backed Securities (including adjustable rate mortgage securities) and Asset-Backed Securities differ from those of traditional fixed-income securities because they generally have both call risk (also known as prepayment risk) and extension risk.

   Tax Risk of Municipal Securities. Because of their tax-exempt status, the yields and market values of municipal securities may be more adversely impacted by changes in tax rates and policies than taxable fixed-income securities.

   Risks of investing in non-investment grade fixed-income securities. Non-investment grade fixed-income securities (commonly referred to as "junk bonds") are subject to greater volatility and risk of loss and are less liquid than securities which are perceived to be of higher credit quality. Such securities, also referred to as high yield securities, are considered to be speculative by traditional investment standards. High yield securities are subject to increased risk of an issuer's inability to meet principal and interest payments. The High Yield Fund may invest in securities which are in default at the time of investment. The market for non-investment grade securities tends to be concentrated in a limited number of market makers, which may affect liquidity. In addition, the market price of such securities tends to reflect individual corporate developments to a greater extent than that of higher rated securities which react primarily to the general level of interest rates.

   Foreign Risks. Investments in securities of foreign issuers and currencies involve risks that are different from those associated with investments in domestic securities. The risks associated with foreign investments and currencies include changes in relative currency exchange rates, political and economic developments, the imposition of exchange controls, confiscation and other governmental restrictions. In addition, the securities markets of foreign countries are generally less liquid and subject to greater price volatility. To the extent that the Core Fixed Income, Global Income and High Yield Funds invest in emerging markets and countries, these risks may be heightened.

   Other. A Fund's use of certain investment techniques, including derivatives, forward contracts, options, futures and swap transactions, will subject the Fund to greater risk than funds that do not employ such techniques.

   Diversified and Non-Diversified Funds. Each Fund, other than the Global Income Fund, is a "diversified open-end management company" as defined under the Investment Company Act of 1940, as amended (the "Act"). The Global Income Fund is a "non-diversified" open-end management company as defined under the Act and is, therefore, subject only to certain federal tax diversification requirements (to which the other Funds are also subject), in addition to the policies adopted by the Investment Adviser. To the extent that the Fund is not diversified under the Act, it will be more susceptible to adverse developments affecting any single issuer of portfolio securities. See "Investment Restrictions."

 WHAT IS THE MINIMUM INVESTMENT?

   The Funds do not have any minimum purchase or account requirements with respect to Service Shares. A Service Organization may, however, impose a minimum amount for initial and subsequent investments in Service Shares, and may establish other requirements such as a minimum account balance.

 HOW DO I PURCHASE SERVICE SHARES?

   Customers of Service Organizations may invest in Service Shares only through their Service Organizations. Service Shares of a Fund are purchased at the current net asset value without any sales load. See "Purchase of Service Shares."

   ADDITIONAL SERVICES. The Trust, on behalf of the Funds, has adopted a Service Plan with respect to the Service Shares which authorizes a Fund to compensate Service Organizations for providing account administration and shareholder liaison services to their customers who are the beneficial owners of such Shares. The Trust, on behalf of the Funds, will enter into agreements with each Service Organization which will provide for compensation to the Service Organization in an amount up to 0.50% (on an annualized basis) of the average daily net assets of the Services Shares of the Funds attributable to or held in the name of the Service Organization for its customers. See "Additional Services."

 HOW DO I SELL MY SERVICE SHARES?

   You may redeem Service Shares upon request on any Business Day, as defined under "Additional Information," at the net asset value next determined after receipt of such request in proper form. See "Redemption of Service Shares."

 HOW DO I RECEIVE DIVIDENDS AND DISTRIBUTIONS?

                                               INVESTMENT INCOME
                                                   DIVIDENDS
                                               ------------------ CAPITAL GAINS
       FUND                                    DECLARED    PAID   DISTRIBUTION
       ----                                    ------------------ -------------
  Adjustable Rate Government.................. Daily      Monthly   Annually
  Short Duration Government .................. Daily      Monthly   Annually
  Short Duration Tax-Free..................... Daily      Monthly   Annually
  Government Income........................... Daily      Monthly   Annually
  Municipal Income............................ Daily      Monthly   Annually
  Core Fixed Income........................... Daily      Monthly   Annually
  Global Income .............................. Monthly    Monthly   Annually
  High Yield.................................. Daily      Monthly   Annually

   Recordholders of Service Shares may receive dividends in additional Service Shares of the Fund in which they have invested or may elect to receive cash. For further information concerning dividends, see "Dividends."

                               FEES AND EXPENSES
                               (SERVICE SHARES)


                                 ADJUSTABLE RATE SHORT DURATION                GOVERNMENT MUNICIPAL CORE FIXED GLOBAL  HIGH
                                   GOVERNMENT      GOVERNMENT   SHORT DURATION   INCOME    INCOME     INCOME   INCOME  YIELD
                                     FUND/1/        FUND/1/     TAX-FREE FUND   FUND/1/     FUND       FUND     FUND  FUND/1/
                                 --------------- -------------- -------------- ---------- --------- ---------- ------ -------
SHAREHOLDER TRANSACTION
 EXPENSES:
 Maximum Sales Charge Im-
  posed on Purchases.......           none            none           none         none      none       none     none   none
 Maximum Sales Charge Im-
  posed on Reinvested Divi-
  dends....................           none            none           none         none      none       none     none   none
 Redemption Fees...........           none            none           none         none      none       none     none   none
 Exchange Fees.............           none            none           none         none      none       none     none   none
ANNUAL FUND OPERATING EXPENSES:
 (as a percentage of average daily
  net assets)
 Management Fees (after ap-
  plicable limita-
  tions)/2/................           0.40%           0.50%          0.40%        0.65%     0.55%      0.40%    0.59%  0.65%
 Service Fees/3/...........           0.50%           0.50%          0.50%        0.50%     0.50%      0.50%    0.50%  0.50%
 Other Expenses (after ap-
  plicable limita-
  tions)/4/,/5/............           0.13%           0.05%          0.05%        0.00%     0.05%      0.05%    0.06%  0.18%
                                      ----            ----           ----         ----      ----       ----     ----   ----
  TOTAL FUND OPERATING
   EXPENSES (AFTER FEE AND
   EXPENSE LIMITA-
   TIONS)/5/...............           1.03%           1.05%          0.95%        1.15%     1.10%      0.95%    1.15%  1.33%
                                      ====            ====           ====         ====      ====       ====     ====   ====

EXAMPLE

  You would pay the following expenses on a hypothetical $1,000 investment assuming (i) a 5% annual return and (ii) redemption at the end of each time period.

   FUND                                          1 YEAR 3 YEARS 5 YEARS 10 YEARS
   ----                                          ------ ------- ------- --------
Adjustable Rate Government......................  $11     $33     $57     $126
Short Duration Government.......................  $11     $33     $58     $128
Short Duration Tax-Free.........................  $10     $30     $53     $117
Government Income...............................  $12     $37     $63     $140
Municipal Income................................  $11     $35     $61     $134
Core Fixed Income...............................  $10     $30     $53     $117
Global Income...................................  $12     $37     $63     $140
High Yield......................................  $14     $42     N/A      N/A

--------

/1/. Based on estimated amounts for the current fiscal year.

/2/. The Investment Advisers have voluntarily agreed that a portion of the management fee would not be imposed on the Global Income and High Yield Funds equal to .31% and .05%, respectively. Without such limitations, management fees would be .90% and .70%, respectively, of each Fund's average daily net assets.

/3/. Service Organizations may charge other fees to their customers who are beneficial owners of Service Shares in connection with their customer accounts.

/4/. The Investment Advisers voluntarily have agreed to reduce or limit certain other expenses (excluding management fees, service fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses (and transfer agency fees in the case of the Global Income and High Yield Funds)) to the extent such expenses exceed .05%, .05%, .00%, .05%, .05%, .06% and .14% of the average daily net assets of the Short Duration Government, Short Duration Tax-Free, Government Income, Municipal Income, Core Fixed Income, Global Income and High Yield Funds, respectively.

/5/. Without the limitations described above, "Other Expenses" and "Total
     Operating Expenses" of the Funds (with the exception of the High Yield Fund which is estimated for the current fiscal year) for the fiscal year ended October 31, 1997 would have been as follows:

                                                         OTHER   TOTAL OPERATING
                                                        EXPENSES    EXPENSES
                                                        -------- ---------------
   Short Duration Government...........................   .32%        1.32%
   Short Duration Tax-Free.............................   .83%        1.73%
   Government Income...................................   .67%        1.82%
   Municipal Income....................................   .57%        1.62%
   Core Fixed Income...................................   .43%        1.33%
   Global Income.......................................   .14%        1.54%
   High Yield..........................................   .37%        1.57%

     In addition, for the year ended October 31, 1997, the Investment Adviser waived and reimbursed certain fees and expenses such that the "Other Expenses" and "Total Operating Expenses" actually incurred by the Adjustable Rate Government Fund were 0.15% and 1.05%, respectively. Without such limitations, "Other Expenses" and "Total Operating Expenses" of the Fund would have been 0.18% and 1.08%, respectively. For the year ended October 31, 1997, the Investment Adviser voluntarily agreed that a portion of the management fee would not be imposed on the Short Duration Government and Government Income Funds equal to 0.10% and 0.40%, respectively. Without such limitations, management fees would have been 0.50% and 0.65% of each Fund's average daily net assets, respectively. In addition, the Investment Adviser reimbursed certain expenses such that "Other Expenses" actually incurred by the Short Duration Government and Government Income Funds for Service Shares were 0.05% and 0.00%, respectively, and "Total Operating Expenses" were 0.95% and 0.75%, respectively. Without such limitations, "Other Expenses" would have been 0.32% and 0.67%, respectively, and "Total Operating Expenses" would have been 1.32% and 1.82%, respectively.

  The Investment Advisers have no current intention of modifying or discontinuing any of the limitations set forth above but may do so in the future at their discretion. The information set forth in the foregoing table and hypothetical example relates only to Service Shares of the Funds. Each fund also offers Institutional and Class A Shares and, with the exception of the Adjustable Rate Government Fund, Class B and Class C Shares. The Adjustable Rate Government, Short Duration Government, Short Duration Tax-Free and Core Fixed Income Funds also offer Administration Shares. The other classes of the Funds are subject to different fees and expenses (which affect performance), have different minimum investment requirements and are entitled to different services. Information regarding any other class of the Funds may be obtained from your sales representative or from Goldman Sachs by calling the number on the back cover page of this Prospectus.

  In addition to the compensation itemized above, certain Service Organizations may receive other compensation in connection with the sale and distribution of Service Shares or for service to their customers' accounts and/or the Funds. For additional information regarding such compensation, see "Purchase of Service Shares" in this Prospectus and the Additional Statement.

  The purpose of the foregoing table is to assist investors in understanding the various fees and expenses of a Fund that an investor will bear directly or indirectly. The information on the fees and expenses included in the table and the hypothetical example above are based on each Fund's fees and expenses (actual or estimated) and should not be considered as representative of past or future expenses. Actual fees and expenses may be greater or less than those indicated. Moreover, while the example assumes a 5% annual return, a Fund's actual performance will vary and may result in an actual return greater or less than 5%. See "Management--Investment Advisers" and "Additional Services."

                             FINANCIAL HIGHLIGHTS

         SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  The following data has been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report incorporated by reference into the Additional Statement from the Annual Report to shareholders of the Funds for the year ended October 31, 1997 (the "Annual Report"). This information should be read in conjunction with the financial statements and related notes incorporated by reference and attached to the Additional Statement. The Annual Report also contains performance information and is available upon request and without charge by calling the telephone number or writing to one of the addresses on the back cover of this Prospectus.

                             INCOME (LOSS) FROM INVESTMENT OPERATIONS(N)
                           --------------------------------------------------- ---------
                                        NET REALIZED       NET
                                            AND          REALIZED
                                         UNREALIZED        AND
                                        GAIN (LOSS)     UNREALIZED    TOTAL
                                             ON        GAIN (LOSS)    INCOME
                 NET ASSET              INVESTMENT,     ON FOREIGN    (LOSS)
                 VALUE AT     NET        OPTION AND      CURRENCY      FROM     FROM NET
                 BEGINNING INVESTMENT     FUTURES        RELATED    INVESTMENT INVESTMENT
                 OF PERIOD   INCOME     TRANSACTIONS   TRANSACTIONS OPERATIONS   INCOME
                 --------- ----------   ------------   ------------ ---------- ----------
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------
1997-
Institutional
Shares..........  $ 9.83    $0.5914(a)    $ 0.0494 (a)     --        $0.6408    $(0.5908)
1997-
Administration
Shares..........    9.83     0.5665(a)      0.0497 (a)     --         0.6162     (0.5662)
1997-Service
Shares(m).......    9.84     0.3298(a)      0.0400 (a)     --         0.3698     (0.3298)
1997-Class A
Shares..........    9.83     0.5662(a)      0.0500 (a)     --         0.6162     (0.5662)
1996-
Institutional
Shares..........    9.77     0.5759(a)      0.0772 (a)     --         0.6531     (0.5725)
1996-
Administration
Shares..........    9.77     0.5489(a)      0.0797 (a)     --         0.6286     (0.5489)
1996-Class A
Shares..........    9.77     0.5481(a)      0.0806 (a)     --         0.6287     (0.5489)
1995-
Institutional
Shares..........    9.74     0.5630(a)      0.0717 (a)     --         0.6347     (0.5759)
1995-
Administration
Shares..........    9.74     0.5366(a)      0.0737 (a)     --         0.6103     (0.5528)
1995-Class A
Shares(c).......    9.79     0.2721(a)     (0.0090)(a)     --         0.2631     (0.2697)
1994-
Institutional
Shares..........   10.00     0.4341(a)     (0.2455)(a)     --         0.1886     (0.4486)
1994-
Administration
Shares..........   10.00     0.4211(a)     (0.2572)(a)     --         0.1639     (0.4239)
1993-
Institutional
Shares..........   10.04     0.4397        (0.0376)(d)     --         0.4021     (0.4397)
1993-
Administration
Shares(e).......   10.02     0.2146        (0.0173)(d)     --         0.1973     (0.2146)
1992-
Institutional
Shares..........   10.03     0.5599        (0.0029)(d)     --         0.5570     (0.5470)
FOR THE PERIOD JULY 17, 1991(G) THROUGH OCTOBER 31,
-------------------
1991-
Institutional
Shares..........   10.00     0.1531         0.0322(d)      --         0.1853     (0.1553)
-----------------------------------------------------------------------------------------------------------------------------------



                          DISTRIBUTIONS TO SHAREHOLDERS
                 ----------------------------------------------------------
                                          IN EXCESS
                   FROM NET                 OF NET
                   REALIZED                REALIZED
                   GAIN ON                 GAIN ON
                 INVESTMENT,  IN EXCESS  INVESTMENT,   FROM       TOTAL
                  OPTION AND    OF NET    OPTION AND   PAID   DISTRIBUTIONS
                   FUTURES    INVESTMENT   FUTURES      IN         TO
                 TRANSACTIONS   INCOME   TRANSACTIONS CAPITAL SHAREHOLDERS
                 ------------ ---------- ------------ ------- -------------
                                 ADJUSTABLE RATE GOVERNMENT FUND
----------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------
1997-
Institutional
Shares..........     --            --        --         --      $(0.5908)
1997-
Administration
Shares..........     --            --        --         --       (0.5662)
1997-Service
Shares(m).......     --            --        --         --       (0.3298)
1997-Class A
Shares..........     --            --        --         --       (0.5662)
1996-
Institutional
Shares..........     --        (0.0206)      --         --       (0.5931)
1996-
Administration
Shares..........     --        (0.0198)      --         --       (0.5687)
1996-Class A
Shares..........     --        (0.0198)      --         --       (0.5687)
1995-
Institutional
Shares..........     --        (0.0287)      --         --       (0.6046)
1995-
Administration
Shares..........     --        (0.0275)      --         --       (0.5803)
1995-Class A
Shares(c).......     --        (0.0134)      --         --       (0.2831)
1994-
Institutional
Shares..........     --            --        --         --       (0.4486)
1994-
Administration
Shares..........     --            --        --         --       (0.4239)
1993-
Institutional
Shares..........     --        (0.0024)      --         --       (0.4421)
1993-
Administration
Shares(e).......     --        (0.0027)      --         --       (0.2173)
1992-
Institutional
Shares..........     --            --        --         --       (0.5470)
FOR THE PERIOD JULY 17, 1991(G) THROUGH OCTOBER 31,
-------------------
1991-
Institutional
Shares..........     --            --        --         --       (0.1553)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                          RATIOS ASSUMING NO
                                                                                          VOLUNTARY WAIVER OF
                                                                                            FEES OR EXPENSE
                                                                                              LIMITATIONS
                                                                                          --------------------

                                               RATIO OF
                     NET      NET                NET      RATIO OF                        RATIO OF   RATIO OF
                   INCREASE  ASSET             EXPENSES     NET                    NET    EXPENSES     NET
                  (DECREASE) VALUE                TO     INVESTMENT             ASSETS AT    TO     INVESTMENT
                    IN NET   AT END            AVERAGE   INCOME TO  PORTFOLIO    END OF   AVERAGE   INCOME TO
                    ASSET      OF     TOTAL      NET      AVERAGE   TURNOVER     PERIOD     NET      AVERAGE
                    VALUE    PERIOD RETURN(K)   ASSETS   NET ASSETS  RATE(D)    (IN 000S)  ASSETS   NET ASSETS
                  ---------- ------ ---------- --------- ---------- ----------- --------- --------- ----------
--------------------------------------------------------------------------------------------------------------
FOR THE YEARS END
-------------
1997-
Institutional
Shares..........   $ 0.0500  $ 9.88   6.70%      0.49%      5.99%     46.58%    $ 463,511   0.52%      5.96%
1997-
Administration
Shares..........     0.0500    9.88   6.43       0.74       5.73      46.58         2,793   0.77       5.70
1997-Service
Shares(m).......     0.0400    9.88   3.81(f)    1.05(b)    5.64(b)   46.58(f)        346   1.08(b)    5.61(b)
1997-Class A
Shares..........     0.0500    9.88   6.43       0.74       5.60      46.58        43,393   1.02       5.32
1996-
Institutional
Shares..........     0.0600    9.83   6.86       0.45       5.85      52.36       613,149   0.51       5.79
1996-
Administration
Shares..........     0.0600    9.83   6.60       0.70       5.59      52.36         3,792   0.76       5.53
1996-Class A
Shares..........     0.0600    9.83   6.60       0.70       5.59      52.36        10,728   1.01       5.28
1995-
Institutional
Shares..........     0.0301    9.77   6.75       0.46       5.77      24.12       657,358   0.53       5.70
1995-
Administration
Shares..........     0.0300    9.77   6.48       0.71       5.50      24.12         3,572   0.78       5.43
1995-Class A
Shares(c).......    (0.0200)   9.77   2.74(f)    0.69(b)    5.87(b)   24.12(f)     15,203   1.01(b)    5.55(b)
1994-
Institutional
Shares..........    (0.2600)   9.74   1.88       0.46       4.38      37.81       942,523   0.49       4.35
1994-
Administration
Shares..........    (0.2600)   9.74   1.63       0.71       4.27      37.81         6,960   0.74       4.24
1993-
Institutional
Shares..........    (0.0400)  10.00   4.13       0.45       4.36     103.74     2,760,871   0.48       4.33
1993-
Administration
Shares(e).......    (0.0200)  10.00   2.01(f)    0.70(b)    3.81(b)  103.74(f)      5,326   0.73(b)    3.78(b)
1992-
Institutional
Shares..........     0.0100   10.04   6.12       0.42       5.61     286.40     2,145,064   0.55       5.48
FOR THE PERIOD JULY 17, 1991(G) THROUGH OCTOBER 31,
-------------------
1991-
Institutional
Shares..........     0.0300   10.03   2.14(f)    0.20(b)    7.31(b)  145.67(f)    239,642   1.02(b)    6.49(b)
-----------------------------------------------------------------------------------------------------------------------------------

                             INCOME (LOSS) FROM INVESTMENT OPERATIONS(N)
                           ---------------------------------------------------
                                        NET REALIZED       NET
                                            AND          REALIZED
                                         UNREALIZED        AND
                                        GAIN (LOSS)     UNREALIZED    TOTAL
                                             ON        GAIN (LOSS)    INCOME
                 NET ASSET              INVESTMENT,     ON FOREIGN    (LOSS)
                 VALUE AT     NET        OPTION AND      CURRENCY      FROM     FROM NET
                 BEGINNING INVESTMENT     FUTURES        RELATED    INVESTMENT INVESTMENT
                 OF PERIOD   INCOME     TRANSACTIONS   TRANSACTIONS OPERATIONS   INCOME
                 --------- ----------   ------------   ------------ ---------- ----------
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-----------------
1997-
Institutional
Shares..........  $ 9.83    $0.6412(a)    $ 0.0300(a)      --        $ 0.6712   $(0.6412)
1997-
Administration
Shares..........    9.85     0.6183(a)      0.0400(a)      --          0.6583    (0.6183)
1997-Service
Shares..........    9.82     0.5904(a)      0.0401(a)      --          0.6305    (0.5904)
1997-Class A
Shares(o).......    9.78     0.3121(a)      0.0883(a)      --          0.4004    (0.3004)
1997-Class B
Shares(o).......    9.75     0.2787(a)      0.1011(a)      --          0.3798    (0.2698)
1997-Class C
Shares(p).......    9.83     0.1185(a)      0.0225(a)      --          0.1410    (0.1110)
1996-
Institutional
Shares..........    9.82     0.6290(a)      0.0136(a)      --          0.6426    (0.6326)
1996-
Administration
Shares(h).......    9.86     0.3837(a)      0.0003(a)      --          0.3840    (0.3940)
1996-Service
Shares(i).......    9.72     0.3134(a)      0.1018(a)      --          0.4152    (0.3152)
1995-
Institutional
Shares..........    9.64     0.6652(a)      0.1666(a)      --          0.8318    (0.6518)
1995-
Administration
Shares..........    9.64     0.2384(a)     (0.0433)(a)     --          0.1951    (0.2051)
1994-
Institutional
Shares..........   10.14     0.5628(a)     (0.4592)(a)     --          0.1036    (0.5598)
1994-
Administration
Shares..........   10.14     0.5329(a)     (0.4539)(d)     --          0.0790    (0.5352)
1993-
Institutional
Shares..........   10.16     0.5627        (0.0135)(d)     --          0.5492    (0.5627)
1993-
Administration
Shares(e).......   10.23     0.2725        (0.0900)(d)     --          0.1825    (0.2725)
1992-
Institutional
Shares..........   10.22     0.6703        (0.0600)(d)     --          0.6103    (0.6703)
1991-
Institutional
Shares..........   10.00     0.8020         0.2200(d)      --          1.0220    (0.8020)
1990-
Institutional
Shares..........   10.07     0.8300        (0.0700)(d)     --          0.7600    (0.8300)
1989-
Institutional
Shares..........   10.10     0.8800            --          --          0.8800    (0.8800)
FOR THE PERIOD AUGUST 15, 1988(G) THROUGH OCTOBER 31,
-----------------------------
1988-
Institutional
Shares..........   10.00     0.1800         0.1000(d)      --          0.2800    (0.1800)
------------------------------------------------------------------------------------------------------------------------------------




                          DISTRIBUTIONS TO SHAREHOLDERS
                                          IN EXCESS
                   FROM NET                 OF NET                                                           RATIO OF
                   REALIZED                REALIZED                             NET      NET                   NET      RATIO OF
                   GAIN ON                 GAIN ON                            INCREASE  ASSET                EXPENSES     NET
                 INVESTMENT,  IN EXCESS  INVESTMENT,   FROM        TOTAL     (DECREASE) VALUE                   TO     INVESTMENT
                  OPTION AND    OF NET    OPTION AND   PAID    DISTRIBUTIONS   IN NET   AT END               AVERAGE   INCOME TO
                   FUTURES    INVESTMENT   FUTURES      IN          TO         ASSET      OF        TOTAL      NET      AVERAGE
                 TRANSACTIONS   INCOME   TRANSACTIONS CAPITAL  SHAREHOLDERS    VALUE    PERIOD    RETURN(K)   ASSETS   NET ASSETS
                 ------------ ---------- ------------ -------- ------------- ---------- --------- ---------- --------- ----------
                                  SHORT DURATION GOVERNMENT FUND
---------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-----------------
1997-
Institutional
Shares..........       --          --        --           --     $(0.6412)    $ 0.0300  $ 9.86       7.07%     0.45%      6.43%
1997-
Administration
Shares..........       --          --        --           --      (0.6183)      0.0400    9.89       6.91      0.70       6.19
1997-Service
Shares..........       --          --        --           --      (0.5904)      0.0401    9.86       6.63      0.95       5.92
1997-Class A
Shares(o).......       --          --        --           --      (0.3004)      0.1000    9.88       4.14(f)   0.70(b)    6.05(b)
1997-Class B
Shares(o).......       --          --        --           --      (0.2698)      0.1100    9.86       3.94(f)   1.30(b)    5.52(b)
1997-Class C
Shares(p).......       --          --        --           --      (0.1110)      0.0300    9.86       1.44(f)   1.45(b)    5.52(b)
1996-
Institutional
Shares..........       --          --        --           --      (0.6326)      0.0100    9.83       6.75      0.45       6.44
1996-
Administration
Shares(h).......       --          --        --           --      (0.3940)     (0.0100)   9.85       4.00(f)   0.70(b)    5.97(b)
1996-Service
Shares(i).......       --          --        --           --      (0.3152)      0.1000    9.82       4.35(f)   0.95(b)    6.05(b)
1995-
Institutional
Shares..........       --          --        --           --      (0.6518)      0.1800    9.82       8.97      0.45       6.87
1995-
Administration
Shares..........       --          --        --           --      (0.2051)     (0.0100)   9.63(h)    2.10      0.70(b)    7.91(b)
1994-
Institutional
Shares..........   (0.0438)        --        --           --      (0.6036)     (0.5000)   9.64       0.99      0.45       5.69
1994-
Administration
Shares..........   (0.0438)        --        --           --      (0.5790)     (0.5000)   9.64       0.73      0.70       5.38
1993-
Institutional
Shares..........       --      (0.0065)      --           --      (0.5692)     (0.0200)  10.14       5.55      0.45       5.46
1993-
Administration
Shares(e).......       --          --        --           --      (0.2725)     (0.0900)  10.14       1.74(f)   0.70(b)    4.84(b)
1992-
Institutional
Shares..........       --          --        --           --      (0.6703)     (0.0600)  10.16       6.24      0.45       6.60
1991-
Institutional
Shares..........       --          --        --           --      (0.8020)      0.2200   10.22      10.93      0.45       8.25
1990-
Institutional
Shares..........       --          --        --           --      (0.8300)     (0.0700)  10.00       8.23      0.45       8.62
1989-
Institutional
Shares..........       --          --        --       (0.0300)    (0.9100)     (0.0300)  10.07       9.08      0.46       8.71
FOR THE PERIOD AUGUST 15, 1988(G) THROUGH OCTOBER 31,
-----------------------------
1988-
Institutional
Shares..........       --          --        --           --      (0.1800)      0.1000   10.10       3.30(f)   0.55(b)    8.55(b)
---------------------------------------------------------------------------------------------------------------------------------

                                     RATIOS ASSUMING NO
                                     VOLUNTARY WAIVER OF
                                       FEES OR EXPENSE
                                         LIMITATIONS
                                     --------------------

                              NET
                             ASSETS  RATIO OF   RATIO OF
                             AT END  EXPENSES     NET
                               OF       TO     INVESTMENT
                PORTFOLIO    PERIOD  AVERAGE   INCOME TO
                TURNOVER      (IN      NET      AVERAGE
                 RATE(D)     000S)    ASSETS   NET ASSETS
                ----------- -------- --------- ----------

------------------
FOR THE YEARS ENDED OCTOBER 31,
----------------
1997-
Institutional
Shares.......... 102.58%    $103,729   0.82%      6.06%
1997-
Administration
Shares.......... 102.58        1,060   1.07       5.82
1997-Service
Shares.......... 102.58        3,337   1.32       5.55
1997-Class A
Shares(o)....... 102.58(f)     9,491   1.32(b)    5.43(b)
1997-Class B
Shares(o)....... 102.58(f)       747   1.82(b)    5.00(b)
1997-Class C
Shares(p)....... 102.58(f)       190   1.82(b)    5.15(b)
1996-
Institutional
Shares.......... 115.45       99,944   0.71       6.18
1996-
Administration
Shares(h)....... 115.45          252   0.96(b)    5.71(b)
1996-Service
Shares(i)....... 115.45        1,822   1.21(b)    5.79(b)
1995-
Institutional
Shares.......... 292.56      103,760   0.72       6.60
1995-
Administration
Shares.......... 292.56          --    0.90(b)    7.71(b)
1994-
Institutional
Shares.......... 289.79      193,095   0.59       5.55
1994-
Administration
Shares.......... 289.79          730   0.84       5.24
1993-
Institutional
Shares.......... 411.66      359,708   0.64       5.31
1993-
Administration
Shares(e)....... 411.66       16,490   0.80(b)    4.74(b)
1992-
Institutional
Shares.......... 216.07      277,927   0.69       6.36
1991-
Institutional
Shares.......... 155.44      158,848   0.79       7.91
1990-
Institutional
Shares.......... 173.21       68,995   0.95       8.12
1989-
Institutional
Shares.......... 137.37       31,015   1.39       7.78
FOR THE PERIOD A
----------------
1988-
Institutional
Shares.......... 167.00(f)    39,052   1.42(b)    7.68(b)
------------------

                             INCOME (LOSS) FROM INVESTMENT OPERATIONS(N)
                           --------------------------------------------------- ---------
                                        NET REALIZED       NET
                                            AND          REALIZED
                                         UNREALIZED        AND
                                        GAIN (LOSS)     UNREALIZED    TOTAL
                                             ON        GAIN (LOSS)    INCOME
                 NET ASSET              INVESTMENT,     ON FOREIGN    (LOSS)
                 VALUE AT     NET        OPTION AND      CURRENCY      FROM     FROM NET
                 BEGINNING INVESTMENT     FUTURES        RELATED    INVESTMENT INVESTMENT
                 OF PERIOD   INCOME     TRANSACTIONS   TRANSACTIONS OPERATIONS   INCOME
                 --------- ----------   ------------   ------------ ---------- ----------
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
1997-
Institutional
Shares..........  $ 9.96    $0.4181(a)    $ 0.1091(a)      --        $ 0.5272   $(0.4172)
1997-
Administration
Shares..........    9.96     0.3924(a)      0.1100(a)      --          0.5024    (0.3924)
1997-Service
Shares..........    9.97     0.3675(a)      0.1000(a)      --          0.4675    (0.3675)
1997-Class A
Shares(o).......    9.94     0.1950(a)      0.1400(a)      --          0.3350    (0.1950)
1997-Class B
Shares(o).......    9.94     0.1663(a)      0.1368(a)      --          0.3031    (0.1631)
1997-Class C
Shares(p).......   10.04     0.0670(a)      0.0300(a)      --          0.0970    (0.0670)
1996-
Institutional
Shares..........    9.94     0.4192(a)      0.0200(a)      --          0.4392    (0.4192)
1996-
Administration
Shares..........    9.94     0.3944(a)      0.0200(a)      --          0.4144    (0.3944)
1996-Service
Shares..........    9.95     0.3697(a)      0.0200(a)      --          0.3897    (0.3697)
1995-
Institutional
Shares..........    9.79     0.4235(a)      0.1500(a)      --          0.5735    (0.4235)
1995-
Administration
Shares..........    9.79     0.3989(a)      0.1500(a)      --          0.5489    (0.3989)
1995-Service
Shares..........    9.79     0.3744(a)      0.1600(a)      --          0.5344    (0.3744)
1994-
Institutional
Shares..........   10.23     0.3787(a)     (0.3575)(a)     --          0.0212    (0.3787)
1994-
Administration
Shares..........   10.23     0.3537(a)     (0.3575)(a)     --         (0.0038)   (0.3537)
1994-Service
Shares(j).......    9.86     0.0475(a)     (0.0700)(a)     --         (0.0225)   (0.0475)
1993-
Institutional
Shares..........    9.93     0.3834         0.3000(d)      --          0.6834    (0.3834)
1993-
Administration
Shares(j).......   10.16     0.1555         0.0720(d)      --          0.2275    (0.1555)
FOR THE PERIOD OCTOBER 1, 1992(G) THROUGH OCTOBER 31,
1992-
Institutional
Shares..........   10.00     0.0341        (0.0700)(d)     --         (0.0359)   (0.0341)
------------------------------------------------------------------------------------------------------------------------------------



                          DISTRIBUTIONS TO SHAREHOLDERS
                 ----------------------------------------------------------
                                          IN EXCESS
                   FROM NET                 OF NET
                   REALIZED                REALIZED
                   GAIN ON                 GAIN ON
                 INVESTMENT,  IN EXCESS  INVESTMENT,   FROM       TOTAL
                  OPTION AND    OF NET    OPTION AND   PAID   DISTRIBUTIONS
                   FUTURES    INVESTMENT   FUTURES      IN         TO
                 TRANSACTIONS   INCOME   TRANSACTIONS CAPITAL SHAREHOLDERS
                 ------------ ---------- ------------ ------- -------------
                                   SHORT DURATION TAX-FREE FUND
---------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
1997-
Institutional
Shares..........       --        --          --         --      $(0.4172)
1997-
Administration
Shares..........       --        --          --         --       (0.3924)
1997-Service
Shares..........       --        --          --         --       (0.3675)
1997-Class A
Shares(o).......       --        --          --         --       (0.1950)
1997-Class B
Shares(o).......       --        --          --         --       (0.1631)
1997-Class C
Shares(p).......       --        --          --         --       (0.0670)
1996-
Institutional
Shares..........       --        --          --         --       (0.4192)
1996-
Administration
Shares..........       --        --          --         --       (0.3944)
1996-Service
Shares..........       --        --          --         --       (0.3697)
1995-
Institutional
Shares..........       --        --          --         --       (0.4235)
1995-
Administration
Shares..........       --        --          --         --       (0.3989)
1995-Service
Shares..........       --        --          --         --       (0.3744)
1994-
Institutional
Shares..........   (0.0825)      --          --         --       (0.4612)
1994-
Administration
Shares..........   (0.0825)      --          --         --       (0.4362)
1994-Service
Shares(j).......       --        --          --         --       (0.0475)
1993-
Institutional
Shares..........       --        --          --         --       (0.3834)
1993-
Administration
Shares(j).......       --        --          --         --       (0.1555)
FOR THE PERIOD OCTOBER 1, 1992(G) THROUGH OCTOBER 31,
1992-
Institutional
Shares..........       --        --          --         --       (0.0341)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                         RATIOS ASSUMING NO
                                                                                         VOLUNTARY WAIVER OF
                                                                                           FEES OR EXPENSE
                                                                                             LIMITATIONS
                                                                                         --------------------

                                               RATIO OF                           NET
                    NET      NET                 NET      RATIO OF               ASSETS  RATIO OF   RATIO OF
                  INCREASE  ASSET              EXPENSES     NET                  AT END  EXPENSES     NET
                 (DECREASE) VALUE                 TO     INVESTMENT                OF       TO     INVESTMENT
                   IN NET   AT END             AVERAGE   INCOME TO  PORTFOLIO    PERIOD  AVERAGE   INCOME TO
                   ASSET      OF     TOTAL       NET      AVERAGE   TURNOVER      (IN      NET      AVERAGE
                   VALUE    PERIOD RETURN(K)    ASSETS   NET ASSETS  RATE(D)     000S)    ASSETS   NET ASSETS
                 ---------- ------ ----------- --------- ---------- ----------- -------- --------- ----------
-------------------------------------------------------------------------------------------------------------
FOR THE YEARS END
1997-
Institutional
Shares..........  $ 0.1100  $10.07    5.40%      0.45%      4.18%    194.75%    $ 28,821   1.23%      3.40%
1997-
Administration
Shares..........    0.1100   10.07    5.14       0.70       3.91     194.75           77   1.48       3.13
1997-Service
Shares..........    0.1000   10.07    4.77       0.95       3.66     194.75        2,051   1.73       2.88
1997-Class A
Shares(o).......    0.1400   10.08    3.39(f)    0.70(b)    3.81(b)  194.75(f)     4,023   1.73(b)    2.78(b)
1997-Class B
Shares(o).......    0.1400   10.08    3.07(f)    1.30(b)    3.31(b)  194.75(f)       106   2.23(b)    2.38(b)
1997-Class C
Shares(p).......    0.0300   10.07    0.97(f)    1.45(b)    2.60(b)  194.75(f)         2   2.23(b)    1.82(b)
1996-
Institutional
Shares..........    0.0300    9.96    4.50       0.45       4.21     231.65       34,814   1.01       3.65
1996-
Administration
Shares..........    0.0300    9.96    4.24       0.70       3.96     231.65           48   1.26       3.40
1996-Service
Shares..........    0.0200    9.97    3.98       0.95       3.74     231.65          695   1.51       3.18
1995-
Institutional
Shares..........    0.1500    9.94    5.98       0.45       4.31     259.52       58,389   0.77       3.99
1995-
Administration
Shares..........    0.1500    9.94    5.76       0.70       4.14     259.52           46   1.02       3.82
1995-Service
Shares..........    0.1600    9.95    5.59       0.95       3.87     259.52          454   1.27       3.55
1994-
Institutional
Shares..........   (0.4400)   9.79    0.17       0.45       3.74     354.00       83,704   0.61       3.58
1994-
Administration
Shares..........   (0.4400)   9.79   (0.11)      0.70       3.51     354.00        3,866   0.86       3.35
1994-Service
Shares(j).......   (0.0700)   9.79   (0.32)(f)   0.95(b)    4.30(b)  354.00          440   1.11(b)    4.14(b)
1993-
Institutional
Shares..........    0.3000   10.23    7.03       0.41       3.70     404.60      115,803   1.06       3.05
1993-
Administration
Shares(j).......    0.0720   10.23    2.28(f)    0.70(b)    3.32(b)  404.60          911   1.07(b)    2.95(b)
FOR THE PERIOD OCTOBER 1, 1992(G) THROUGH OCTOBER 31,
1992-
Institutional
Shares..........   (0.0700)   9.93   (0.34)(f)   0.05(b)    4.58(b)   31.19(f)    14,601   2.68(b)    1.95(b)
------------------------------------------------------------------------------------------------------------------------------------

                             INCOME (LOSS) FROM INVESTMENT OPERATIONS(N)                       DISTRIBUTIONS TO SHAREHOLDERS
                           ----------------------------------------------- -------------------------------------------------------
                                      NET REALIZED     NET
                                          AND        REALIZED                                                  IN EXCESS
                                       UNREALIZED      AND                              FROM NET                 OF NET
                                      GAIN (LOSS)   UNREALIZED    TOTAL                 REALIZED                REALIZED
                                           ON      GAIN (LOSS)    INCOME                GAIN ON                 GAIN ON
                 NET ASSET            INVESTMENT,   ON FOREIGN    (LOSS)              INVESTMENT,  IN EXCESS  INVESTMENT,   FROM
                 VALUE AT     NET      OPTION AND    CURRENCY      FROM     FROM NET   OPTION AND    OF NET    OPTION AND   PAID
                 BEGINNING INVESTMENT   FUTURES      RELATED    INVESTMENT INVESTMENT   FUTURES    INVESTMENT   FUTURES      IN
                 OF PERIOD   INCOME   TRANSACTIONS TRANSACTIONS OPERATIONS   INCOME   TRANSACTIONS   INCOME   TRANSACTIONS CAPITAL
                 --------- ---------- ------------ ------------ ---------- ---------- ------------ ---------- ------------ -------
                                                                                                  GOVERNMENT INCOME FUND
----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
---------------------
1997-Class A
Shares            $14.36     $0.91       $0.29          --        $1.20      $(0.90)     $(0.07)        --          --        --
1997-Class B
Shares             14.37      0.80        0.30          --         1.10       (0.79)      (0.07)        --          --        --
1997-Class C
Shares(p)          14.38      0.17        0.22          --         0.39       (0.17)         --         --          --        --
1997-
Institutional
Shares(p)          14.37      0.20        0.22          --         0.42       (0.20)         --         --          --        --
1997-Service
Shares(p)          14.37      0.20        0.21          --         0.41       (0.19)         --         --          --        --
1996-Class A
shares             14.47      0.92       (0.11)         --         0.81       (0.92)         --         --          --        --
1996-Class B
shares(q)          14.11      0.41        0.26          --         0.67       (0.41)         --         --          --        --
1995-Class A
shares             13.47      0.94        1.00          --         1.94       (0.94)         --         --          --        --
1994-Class A
shares             14.90      0.85       (1.28)         --        (0.43)      (0.85)      (0.12)     (0.02)      (0.01)       --
FOR THE PERIOD FEBRUARY 10, 1993(G) THROUGH OCTOBER 31,
---------------------------------------
1993-Class A
shares             14.32      0.56        0.58          --         1.14       (0.56)         --         --          --        --
                                                                                                   MUNICIPAL INCOME FUND
----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
---------------------
1997-Class A
Shares            $14.37     $0.67       $0.62         --         $1.29      $(0.67)        --         --          --        --
1997-Class B
Shares             14.37      0.56        0.63         --          1.19       (0.56)        --         --          --        --
1997-Class C
Shares(p)          14.85      0.12        0.14         --          0.26       (0.12)        --         --          --        --
1997-
Institutional
Shares(p)          14.84      0.15        0.16         --          0.31       (0.15)        --         --          --        --
1997-Service
Shares(p)          14.84      0.14        0.15         --          0.29       (0.14)        --         --          --        --
1996-Class A
shares             14.17      0.65        0.20         --          0.85       (0.65)        --         --          --        --
1996-Class B
shares(q)          14.03      0.27        0.34         --          0.61       (0.27)        --         --          --        --
1995-Class A
shares             13.08      0.67        1.09         --          1.76       (0.67)        --         --          --        --
1994-Class A
shares             14.64      0.73       (1.51)        --         (0.78)      (0.73)      (0.05)       --          --        --
FOR THE PERIOD JULY 20, 1993(G) THROUGH OCTOBER 31,
------------------------------------
1993-Class A
shares             14.32      0.22        0.32         --          0.54       (0.22)        --         --          --        --
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     RATIOS ASSUMING NO
                                                                                                     VOLUNTARY WAIVER OF
                                                                                                       FEES OR EXPENSE
                                                                                                         LIMITATIONS
                                                                                                     --------------------
                                                            RATIO OF   RATIO OF                NET              RATIO OF
                                  NET      NET                NET        NET                 ASSETS  RATIO OF     NET
                                INCREASE  ASSET             EXPENSES  INVESTMENT             AT END  EXPENSES  INVESTMENT
                     TOTAL     (DECREASE) VALUE                TO       INCOME                 OF       TO       INCOME
                 DISTRIBUTIONS   IN NET   AT END            AVERAGE   (LOSS) TO  PORTFOLIO   PERIOD  AVERAGE   (LOSS) TO
                      TO         ASSET      OF     TOTAL      NET      AVERAGE   TURNOVER      (IN     NET      AVERAGE
                 SHAREHOLDERS    VALUE    PERIOD RETURN(K)   ASSETS   NET ASSETS  RATE(D)     000S)   ASSETS   NET ASSETS
                 ------------- ---------- ------ ---------- --------- ---------- ----------- ------- --------- ----------
                                                                                                  GOVERNMENT INCOME FUND
----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
---------------------
1997-Class A
Shares              $(0.97)      $0.23    $14.59    8.72%     0.50%      6.38%    395.75%    $68,859   1.82%      5.06%
1997-Class B
Shares               (0.86)       0.24     14.61    7.96      1.25       5.59     395.75       8,041   2.32       4.52
1997-Class C
Shares(p)            (0.17)       0.22     14.60    2.72(f)   1.25(b)    5.45(b)  395.75(f)    1,196   2.32(b)    4.38(b)
1997-
Institutional
Shares(p)            (0.20)       0.22     14.59    2.94(f)   0.25(b)    7.03(b)  395.75(f)    1,894   1.32(b)    5.96(b)
1997-Service
Shares(p)            (0.19)       0.22     14.59    2.85(f)   0.75(b)    6.49(b)  395.75(f)        2   1.82(b)    5.42(b)
1996-Class A
shares               (0.92)      (0.11)    14.36    5.80      0.75       6.42     485.09      30,603   1.89       5.03
1996-Class B
shares(q)            (0.41)       0.26     14.37    4.85(f)   1.25(b)    5.65(b)  485.09         234   2.39(b)    4.51(b)
1995-Class A
shares               (0.94)       1.00     14.47   14.90      0.47       6.67     449.53      29,503   2.34       4.80
1994-Class A
shares               (1.00)      (1.43)    13.47   (2.98)     0.11       6.06     654.90      14,452   2.86       3.31
FOR THE PERIOD FEBRUARY 10, 1993(G) THROUGH OCTOBER 31,
---------------------------------------
1993-Class A
shares               (0.56)       0.58     14.90    8.03(f)   0.00(b)    4.87(e)  725.41(f)   12,860   4.00(b)
                                                                                                   MUNICIPAL INCOME FUND
----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
---------------------
1997-Class A
Shares              $(0.67)      $0.62    $14.99    9.23%     0.85%      4.60%    153.12%    $64,553   1.62%      3.83%
1997-Class B
Shares               (0.56)       0.63     15.00    8.48      1.60       3.74     153.12       1,750   2.12       3.22
1997-Class C
Shares(p)            (0.12)       0.14     14.99    1.75(f)   1.60(b)    3.24(b)  153.12(f)      130   2.12(b)    2.72(b)
1997-
Institutional
Shares(p)            (0.15)       0.16     15.00    2.10(f)   0.60(b)    4.41(b)  153.12(f)      351   1.12(b)    3.89(b)
1997-Service
Shares(p)            (0.14)       0.15     14.99    1.93(f)   1.10(b)    4.24(b)  153.12(f)        2   1.62(b)    3.72(b)
1996-Class A
shares               (0.65)       0.20     14.37    6.13      0.85       4.58     344.13      52,267   1.55       3.88
1996-Class B
shares(q)            (0.27)       0.34     14.37    4.40(f)   1.60(b)    3.55(b)  344.13(f)      255   2.05(b)    3.10(b)
1995-Class A
shares               (0.67)       1.09     14.17   13.79      0.76       4.93     335.55      53,797   1.49       4.20
1994-Class A
shares               (0.78)      (1.56)    13.08   (5.51)     0.45       5.28     357.54      47,373   1.55       4.18
FOR THE PERIOD JULY 20, 1993(G) THROUGH OCTOBER 31,
------------------------------------
1993-Class A
shares               (0.22)       0.32     14.64    3.73(f)   0.00(b)    5.15(b)   99.99(f)   30,166   2.42(b)    2.73(b)
----------------------------------------------------------------------------------------------------------------------------------

                                             INCOME (LOSS) FROM INVESTMENT OPERATIONS(N)
                                           -----------------------------------------------
                                                      NET REALIZED     NET
                                                          AND        REALIZED
                                                       UNREALIZED      AND
                                                      GAIN (LOSS)   UNREALIZED    TOTAL
                                                           ON      GAIN (LOSS)    INCOME
                                 NET ASSET            INVESTMENT,   ON FOREIGN    (LOSS)
                                 VALUE AT     NET      OPTION AND    CURRENCY      FROM     FROM NET
                                 BEGINNING INVESTMENT   FUTURES      RELATED    INVESTMENT INVESTMENT
                                 OF PERIOD   INCOME   TRANSACTIONS TRANSACTIONS OPERATIONS   INCOME
                                 --------- ---------- ------------ ------------ ---------- ----------
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1997-
Institutional
Shares                            $ 9.85    $0.6431     $0.2282      $(0.0005)   $ 0.8708   $(0.6408)
1997-
Administration
Shares                              9.84     0.6182      0.2380       (0.0005)     0.8557    (0.6157)
1997-Service
Shares                              9.86     0.5937      0.2287       (0.0005)     0.8219    (0.5919)
1997-Class A
Shares(o)                           9.70     0.3059      0.3596       (0.0008)     0.6647    (0.3048)
1997-Class B
Shares(o)                           9.72     0.2686      0.3695       (0.0008)     0.6373    (0.2673)
1997-Class C
Shares(p)                           9.93     0.1118      0.1591       (0.0003)     0.2706    (0.1107)
1996-
Institutional
Shares                             10.00     0.6448     (0.0704)          --       0.5744    (0.6438)
1996-
Administrative
Shares(/1/)                         9.91     0.4083     (0.0703)          --       0.3380    (0.4080)
1996-Service
Shares(l)                           9.77     0.3756      0.0898           --       0.4654    (0.3754)
1995-
Institutional
Shares                              9.24     0.6423      0.7610           --       1.4033    (0.6433)
FOR THE PERIOD JANUARY 5, 1994(G) THROUGH OCTOBER 31,
-----------------------------------------------------
1994-
Institutional
Shares                             10.00     0.4648     (0.7617)          --      (0.2969)   (0.4648)
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1997-Class A
shares                            $14.53    $  0.59     $  0.50      $   0.27    $   1.36   $  (0.79)
1997-Class B
shares                             14.53       0.72        0.36          0.20        1.28      (0.73)
1997-Class C
shares(p)                          14.80       0.16        0.19          0.10        0.45      (0.19)
1997-
Institutional
Shares                             14.52       0.88        0.37          0.19        1.44      (0.87)
1997-Service
Shares(s)                          14.69       0.53        0.25          0.14        0.92      (0.52)
1996-Class A
shares                             14.45       0.71        0.62          0.18        1.51      (1.43)
1996-Class B
shares(q)                          14.03       0.34        0.41          0.11        0.86      (0.36)
1996-
Institutional
shares                             14.45       1.15        0.32          0.10        1.57      (1.50)
1995-Class A
shares                             13.43       0.89        0.92          0.15        1.96      (0.94)
1995-
Institutional
shares(r)                          14.09       0.22        0.34          0.06        0.62      (0.26)
1994-Class A
shares                             15.07       0.84       (1.37)        (0.12)      (0.65)     (0.22)
1993-Class A
shares                             14.69       0.85        1.07         (0.42)       1.50      (0.85)
1992-Class A
shares                             14.60       1.14        0.45         (0.36)       1.23      (1.14)
FOR THE PERIOD AUGUST 2, 1991(G) THROUGH OCTOBER 31,
----------------------------------------------------
1991-Class A
shares                             14.55       0.25        0.23         (0.19)       0.29      (0.24)
                                          DISTRIBUTIONS TO SHAREHOLDERS
                                 ----------------------------------------------------------
                                                          IN EXCESS
                                   FROM NET                 OF NET
                                   REALIZED                REALIZED
                                   GAIN ON                 GAIN ON
                                 INVESTMENT,  IN EXCESS  INVESTMENT,   FROM       TOTAL
                                  OPTION AND    OF NET    OPTION AND   PAID   DISTRIBUTIONS
                                   FUTURES    INVESTMENT   FUTURES      IN         TO
                                 TRANSACTIONS   INCOME   TRANSACTIONS CAPITAL SHAREHOLDERS
                                 ------------ ---------- ------------ ------- -------------
                                                        CORE FIXED INCOME FUND
-------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1997-
Institutional
Shares                                 --        --          --          --     $(0.6408)
1997-
Administration
Shares                                 --        --          --          --      (0.6157)
1997-Service
Shares                                 --        --          --          --      (0.5919)
1997-Class A
Shares(o)                              --        --          --          --      (0.3048)
1997-Class B
Shares(o)                              --        --          --          --      (0.2673)
1997-Class C
Shares(p)                              --        --          --          --      (0.1107)
1996-
Institutional
Shares                             (0.0806)      --          --          --      (0.7244)
1996-
Administrative
Shares(/1/)                            --        --          --          --      (0.4080)
1996-Service
Shares(l)                              --        --          --          --      (0.3754)
1995-
Institutional
Shares                                 --        --          --          --      (0.6433)
FOR THE PERIOD JANUARY 5, 1994(G) THROUGH OCTOBER 31,
-----------------------------------------------------
1994-
Institutional
Shares                                 --        --          --          --      (0.4648)
                                                           GLOBAL INCOME FUND
-------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1997-Class A
shares                                  --        --          --          --    $  (0.79)
1997-Class B
shares                                  --        --          --          --       (0.73)
1997-Class C
shares(p)                               --        --          --          --       (0.19)
1997-
Institutional
Shares                                  --        --          --          --       (0.87)
1997-Service
Shares(s)                               --        --          --          --       (0.52)
1996-Class A
shares                                  --        --          --          --       (1.43)
1996-Class B
shares(q)                               --        --          --          --       (0.36)
1996-
Institutional
shares                                  --        --          --          --       (1.50)
1995-Class A
shares                                  --        --          --          --       (0.94)
1995-
Institutional
shares(r)                               --        --          --          --       (0.26)
1994-Class A
shares                               (0.16)       --          --       (0.61)      (0.99)
1993-Class A
shares                               (0.27)       --          --          --       (1.12)
1992-Class A
shares                                  --        --          --          --       (1.14)
FOR THE PERIOD AUGUST 2, 1991(G) THROUGH OCTOBER 31,
----------------------------------------------------
1991-Class A
shares                                  --        --          --          --       (0.24)
                                                                                                            RATIOS ASSUMING NO
                                                                                                            VOLUNTARY WAIVER OF
                                                                                                              FEES OR EXPENSE
                                                                                                                LIMITATIONS
                                                                                                            --------------------

                                                              RATIO OF     RATIO OF                  NET               RATIO OF
                                    NET      NET                NET          NET                    ASSETS  RATIO OF     NET
                                  INCREASE  ASSET             EXPENSES    INVESTMENT                AT END  EXPENSES  INVESTMENT
                                 (DECREASE) VALUE                TO         INCOME                    OF       TO       INCOME
                                   IN NET   AT END            AVERAGE     (LOSS) TO    PORTFOLIO    PERIOD  AVERAGE   (LOSS) TO
                                   ASSET      OF     TOTAL      NET        AVERAGE     TURNOVER      (IN      NET      AVERAGE
                                   VALUE    PERIOD RETURN(K)   ASSETS     NET ASSETS    RATE(D)     000S)    ASSETS   NET ASSETS
                                 ---------- ------ ---------- ----------- ------------ ----------- -------- --------- ----------
--------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1997-
Institutional
Shares                            $ 0.2300  $10.08    9.19%      0.45%        6.53%     361.27%     $79,230   0.83%      6.15%
1997-
Administration
Shares                              0.2300   10.07    8.92       0.70         6.27      361.27        6,176   1.08       5.89
1997-Service
Shares                              0.2300   10.09    8.65       0.95         6.00      361.27        1,868   1.33       5.62
1997-Class A
Shares(o)                           0.3599   10.06    6.94(f)    0.70(b)      6.13(b)   361.27(f)     9,336   1.33(b)    5.50(b)
1997-Class B
Shares(o)                           0.3700   10.09    6.63(f)    1.45(b)      5.28(b)   361.27(f)       621   1.83(b)    4.90(b)
1997-Class C
Shares(p)                           0.1599   10.09    2.74(f)    1.45(b)      4.84(b)   361.27(f)       272   1.83(b)    4.46(b)
1996-
Institutional
Shares                             (0.1500)   9.85    5.98       0.45         6.51      414.20       72,061   0.83       6.13
1996-
Administrative
Shares(/1/)                        (0.0700)   9.84    3.56(f)    0.70(b)      6.41(b)   414.20          702   1.08(b)    6.03(b)
1996-Service
Shares(l)                           0.0900    9.86    4.90(f)    0.95(b)      6.37(b)   414.20          381   1.33(b)    5.99(b)
1995-
Institutional
Shares                              0.7600   10.00   15.72       0.45         6.56      382.26       55,502   0.96       6.05
FOR THE PERIOD JANUARY 5, 1994(G) THROUGH OCTOBER 31,
-----------------------------------------------------
1994-
Institutional
Shares                             (0.7617)   9.24   (3.00)   0.45(b)      6.48(b)      285.25       24,508   1.46(b)    5.47(b)

-------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1997-Class A
shares                            $   0.57  $15.10    9.66%      1.17%        5.19%     383.72%    $167,096   1.60%      4.76%
1997-Class B
shares                                0.55   15.08    9.04       1.71         4.76      383.72        3,465   2.10       4.37
1997-Class C
shares(p)                             0.26   15.06    3.03(f)    1.71(b)      4.98(b)   383.72(f)       496   2.10(b)    4.59(b)
1997-
Institutional
Shares                                0.57   15.09   10.26       0.65         5.72      383.72       60,929   1.04       5.33
1997-Service
Shares(s)                             0.40   15.09    6.42(f)    1.15(b)      5.33(b)   383.72(f)       151   1.54(b)    4.94(b)
1996-Class A
shares                                0.08   14.53   11.05       1.16         5.81      232.15      198,665   1.64       5.33
1996-Class B
shares(q)                             0.50   14.53    6.24(f)    1.70(b)      5.16(b)   232.15(f)       256   2.14(b)    4.72(b)
1996-
Institutional
shares                                0.07   14.52   11.55       0.65         6.35      232.15       54,254   1.11       5.89
1995-Class A
shares                                1.02   14.45   15.08       1.29         6.23      265.86      245,835   1.58       5.94
1995-
Institutional
shares(r)                             0.36   14.45    4.42(f)    0.65(b)      6.01(b)   265.86(f)    31,619   1.08(b)    5.58(b)
1994-Class A
shares                               (1.64)  13.43   (4.49)      1.28         5.73      343.74      396,584   1.53       5.48
1993-Class A
shares                                0.38   15.07   10.75       1.30         5.78      313.88      675,662   1.55       5.53
1992-Class A
shares                                0.09   14.69    8.77       1.37         7.85      270.75      588,893   1.62       7.60
FOR THE PERIOD AUGUST 2, 1991(G) THROUGH OCTOBER 31,
----------------------------------------------------
1991-Class A
shares                                0.05   14.60    2.00(f)    0.38(f)      1.72(f)    34.22(f)   388,744   0.44(f)    1.66(f)

                             INCOME (LOSS) FROM INVESTMENT OPERATIONS(N)                       DISTRIBUTIONS TO SHAREHOLDERS
                           ----------------------------------------------- -------------------------------------------------------
                                      NET REALIZED     NET
                                          AND        REALIZED                                                  IN EXCESS
                                       UNREALIZED      AND                              FROM NET                 OF NET
                                      GAIN (LOSS)   UNREALIZED    TOTAL                 REALIZED                REALIZED
                                           ON      GAIN (LOSS)    INCOME                GAIN ON                 GAIN ON
                 NET ASSET            INVESTMENT,   ON FOREIGN    (LOSS)              INVESTMENT,  IN EXCESS  INVESTMENT,   FROM
                 VALUE AT     NET      OPTION AND    CURRENCY      FROM     FROM NET   OPTION AND    OF NET    OPTION AND   PAID
                 BEGINNING INVESTMENT   FUTURES      RELATED    INVESTMENT INVESTMENT   FUTURES    INVESTMENT   FUTURES      IN
                 OF PERIOD   INCOME   TRANSACTIONS TRANSACTIONS OPERATIONS   INCOME   TRANSACTIONS   INCOME   TRANSACTIONS CAPITAL
                 --------- ---------- ------------ ------------ ---------- ---------- ------------ ---------- ------------ -------
                                                                                                    HIGH YIELD FUND
----------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD AUGUST 1, 1997(G) THROUGH OCTOBER 31,
----------------------------------------------------
1997-Class A
Shares            $10.00     $0.17       $(0.03)       0.01       $0.15      $(0.17)      --         $(0.01)      --         --
1997-Class B
Shares             10.00      0.15        (0.03)       0.01        0.13       (0.15)      --          (0.01)      --         --
1997-Class C
Shares(p)           9.97      0.14          --         0.01        0.12       (0.14)      --          (0.01)      --         --
1997-
Institutional
Shares             10.00      0.18        (0.03)       0.01        0.16       (0.18)      --          (0.01)      --         --
1997-Service
Shares             10.00      0.17        (0.03)       0.01        0.15       (0.17)      --          (0.01)      --         --
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         RATIOS ASSUMING NO
                                                                                                         VOLUNTARY WAIVER OF
                                                                                                           FEES OR EXPENSE
                                                                                                             LIMITATIONS
                                                                                                         ----------------------
                                                             RATIO OF    RATIO OF                 NET                RATIO OF
                                  NET      NET                 NET         NET                   ASSETS  RATIO OF      NET
                                INCREASE  ASSET              EXPENSES   INVESTMENT               AT END  EXPENSES   INVESTMENT
                     TOTAL     (DECREASE) VALUE                 TO        INCOME                   OF       TO        INCOME
                 DISTRIBUTIONS   IN NET   AT END             AVERAGE    (LOSS) TO   PORTFOLIO    PERIOD  AVERAGE    (LOSS) TO
                      TO         ASSET      OF     TOTAL       NET       AVERAGE    TURNOVER      (IN      NET       AVERAGE
                 SHAREHOLDERS    VALUE    PERIOD RETURN(K)    ASSETS    NET ASSETS   RATE(D)     000S)    ASSETS    NET ASSETS
                 ------------- ---------- ------ ----------- ---------- ----------- ----------- -------- ---------- -----------
----------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD AUGUST 1, 1997(G) THROUGH OCTOBER 31,
----------------------------------------------------
1997-Class A
Shares              $(0.18)      $(0.03)  $9.97    1.50%(f)    0.95%(b)    7.06%(b)   44.80%(f) $325,911   1.57%(b)    6.44%(b)
1997-Class B
Shares               (0.16)       (0.03)   9.97    1.31(f)     1.70(b)     6.28(e)    44.80(f)    10.308   2.07(b)     5.91(b)
1997-Class C
Shares(p)            (0.15)       (0.03)   9.97    1.46(f)     1.70(b)     6.17(b)    44.80(f)     1,791   2.07(b)     5.80(b)
1997-
Institutional
Shares               (0.19)       (0.03)   9.97    1.58(f)     0.70(b)     7.16(b)    44.80(f)         2   1.07(b)     6.79(b)
1997-Service
Shares               (0.18)       (0.03)   9.97    1.46(f)     1.20(b)     6.69(b)    44.80(f)         2   1.57(b)     6.32(b)
----------------------------------------------------------------------------------------------------------------------------------

(a) Calculated based on the average shares outstanding methodology.

(b) Annualized.

(c) Class A share activity commenced on May 15, 1995.

(d) Includes the effect of mortgage dollar roll transactions.

(e) Administration share activity commenced on April 15, 1993.

(f) Not annualized.

(g) Commencement of operations.

(h) Short Duration Government Fund Administration shares were redeemed in full on February 23, 1995 and re-commenced on February 28, 1996 at $9.86.

(i) Service share activity commenced on April 10, 1996.

(j) Administration and service share activity commenced on May 20, 1993 and September 20, 1994, respectively.

(k) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if a sales charge for Class A shares or a contingent deferred sales charge for Class B and Class C shares were taken into account.

(l) Administration and Service share activity commenced on February 28, 1996 and March 13, 1996, respectively.

(m) Service share activity commenced on March 27, 1997.

(n) Includes the balancing effect of calculating per share amounts.

(o) Class A and Class B share activity commenced on May 1, 1997.

(p) Commenced operations on August 15, 1997.

(q) Class B shares commenced operations on May 1, 1996.

(r) Institutional shares commenced operations on June 1, 1995.

(s) Service Class shares commenced operations on March 12, 1997.


-------------------------------------------------------------------------------

                      INVESTMENT OBJECTIVES AND POLICIES


  The investment objectives and principal investment policies of each Fund are described below. Other investment practices and management techniques, which involve certain risks, are described under "Description of Securities," "Risk Factors" and "Investment Techniques." There can be no assurance that a Fund's investment objectives will be achieved.

  A Fund's duration approximates its price sensitivity to changes in interest rates. Maturity measures the time until final payment is due; it takes no account of the pattern of a security's cash flows over time. In computing portfolio duration, a Fund will estimate the duration of obligations that are subject to prepayment or redemption by the issuer taking into account the influence of interest rates on prepayments and coupon flows. This method of computing duration is known as "option-adjusted" duration. A Fund will not be limited as to its maximum weighted average portfolio maturity or the maximum stated maturity with respect to individual securities unless otherwise noted.

  A Fund will deem a security to have met its minimum credit rating requirement if the security receives the minimum required long-term rating (or the equivalent short-term credit rating) at the time of purchase from at least one nationally recognized statistical rating organization ("NRSRO") including, but not limited to, Standard & Poor's Ratings Group ("S&P") and Moody's Investors Service, Inc. ("Moody's") even though it has been rated below the minimum rating by one or more other NRSROs or, if unrated, is determined by the Investment Adviser to be of comparable quality. If a security satisfies a Fund's minimum rating criteria at the time of purchase and is subsequently downgraded below such rating, the Fund will not be required to dispose of such security. If a downgrade occurs, the Investment Adviser will consider what action, including the sale of such security, is in the best interest of a Fund and its shareholders.

  The Investment Adviser will usually have access to the research of, and certain proprietary technical models developed by, Goldman Sachs and will apply quantitative and qualitative analysis in determining the appropriate allocations among the categories of issuers and types of securities.

 ADJUSTABLE RATE GOVERNMENT FUND


  OBJECTIVE. The Fund's investment objective is to provide investors with a high level of current income, consistent with low volatility of principal.

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be in a range approximately equal to that of a six-month to one-year U.S. Treasury security. In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed two years. The approximate interest rate sensitivity of the Fund is expected to be comparable to a nine-month note.

  INVESTMENT SECTOR. The Fund invests, under normal circumstances, at least 65% of its total assets in U.S. Government Securities that are adjustable rate mortgage pass-through securities and other mortgage securities with periodic interest rate resets. The remainder of the Fund's assets (up to 35%) may be invested in other U.S. Government Securities, including fixed rate mortgage pass-through securities, other securities representing an interest in or collateralized by adjustable rate and fixed rate mortgage loans ("Mortgage-Backed Securities") and repurchase agreements collateralized by U.S. Government Securities. Substantially all of the Fund's assets will be invested in U.S. Government Securities. 100% of the Fund's portfolio will be invested in U.S. dollar-denominated securities.

  CREDIT QUALITY. The Fund invests in U.S. Government Securities and repurchase agreements collateralized by such securities.

  OTHER. The Fund may employ certain active management techniques to manage its duration and term structure and to seek to enhance returns. These techniques include, but are not limited to, the use of financial futures contracts, option contracts (including options on futures), mortgage and interest rate swaps and interest rate floors, caps and collars. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities and entering into mortgage dollar rolls, repurchase agreements and other investment practices described under "Investment Techniques."

 SHORT DURATION GOVERNMENT FUND


  OBJECTIVE. The Fund's investment objective is to provide a high level of current income. Secondarily, the Fund may, in seeking current income, also consider the potential for capital appreciation.

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be equal to that of the Fund's benchmark, the two-year U.S. Treasury security, plus or minus .5 years. In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed three years. The approximate interest rate sensitivity of the Fund is expected to be comparable to a two-year bond.

  INVESTMENT SECTOR. The Fund invests, under normal market conditions, at least 65% of its total assets in U.S. Government Securities and in repurchase agreements collateralized by such securities. Substantially all of the Fund's assets will be invested in U.S. Government Securities. 100% of the Fund's portfolio will be invested in U.S. dollar-denominated securities.

  CREDIT QUALITY. The Fund invests in U.S. Government Securities and repurchase agreements collateralized by such securities.

  OTHER. The Fund may employ certain active management techniques to manage its duration and term structure and to seek to enhance returns. These techniques include, but are not limited to, the use of financial futures contracts, option contracts (including options on futures), mortgage and interest rate swaps and interest rate floors, caps and collars. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities and entering into mortgage dollar rolls, repurchase agreements and other investment practices described under "Investment Techniques."

 SHORT DURATION TAX-FREE FUND


  OBJECTIVE. The Fund's investment objective is to provide investors with a high level of current income, consistent with relatively low volatility of principal, that is exempt from regular federal income tax.

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be equal to that of the Fund's benchmark, the Lehman Brothers three-year Municipal Bond Index, plus or minus .5 years. In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed four years. The approximate interest rate sensitivity of the Fund is expected to be comparable to a three-year bond.

  INVESTMENT SECTOR. The Fund invests, under normal conditions, at least 80% of its net assets in fixed-income securities issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and the political subdivisions, agencies and instrumentalities thereof ("Municipal Securities"), the interest on which is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes), and is not a tax preference item under the federal alternative minimum tax. Under normal circumstances, the Fund's investments in private activity bonds and taxable investments will not exceed, in the aggregate, 20% of the Fund's net assets. The interest from certain private activity bonds (including the Fund's distributions of such interest) may be a preference item for purposes of the federal alternative minimum tax. 100% of the Fund's portfolio will be invested in U.S. dollar-denominated securities.

  CREDIT QUALITY. The Municipal Securities in which the Fund invests will be rated, at the time of investment, at least BBB or Baa by an NRSRO or, if unrated, will be determined by the Investment Adviser to be of comparable quality. Municipal Securities rated BBB or Baa are considered medium-grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken their issuers' capability to pay interest and repay principal. The credit rating assigned to Municipal Securities may reflect the existence of guarantees, letters of credit or other credit enhancement features available to the issuers or holders of such Municipal Securities.

  OTHER. The Fund may employ certain active management techniques to manage its duration and term structure and to seek to enhance returns. These techniques include, but are not limited to, the use of financial futures contracts, option contracts (including options on futures), interest rate swaps, floors, caps and collars. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities and entering into repurchase agreements and other investment practices described under "Investment Techniques."

  While the Fund, under normal market conditions, invests substantially all of its assets in Municipal Securities, the recognition of certain accrued market discount income (if the Fund acquires Municipal Securities or other obligations at a market discount), income from investments other than Municipal Securities and any capital gains generated from the disposition of investments, will result in taxable income. In addition to federal income tax, shareholders may be subject to state, local or foreign taxes on distributions of such income received from the Fund. See "Description of Securities."

 GOVERNMENT INCOME FUND


  OBJECTIVE. The Fund's investment objective is to provide investors with a high level of current income, consistent with safety of principal.

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be equal to that of the Fund's benchmark, the Lehman Brothers Mutual Fund Government/Mortgage Index, plus or minus one year. In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed six years. The approximate interest rate sensitivity of the Fund is expected to be comparable to a five-year bond.

  INVESTMENT SECTOR. The Fund invests, under normal circumstances, at least 65% of its total assets in U.S. Government Securities and in repurchase agreements collateralized by such securities. The remainder of the Fund's assets may be invested in non-government securities such as privately issued Mortgage-Backed Securities, Asset-Backed Securities and corporate securities. 100% of the Fund's portfolio will be invested in U.S. dollar-denominated securities.

  CREDIT QUALITY. The Fund's non-U.S. Government Securities will be rated, at the time of investment, AAA or Aaa by an NRSRO or, if unrated, will be determined by the Investment Adviser to be of comparable quality.

  OTHER. The Fund may employ certain active management techniques to manage its duration and term structure and to seek to enhance returns. These techniques include, but are not limited to, the use of financial futures contracts, option contracts (including options on futures), mortgage and interest rate swaps and interest rate floors, caps and collars. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities and entering into mortgage dollar rolls, repurchase agreements and other investment practices described under "Investment Techniques."

 MUNICIPAL INCOME FUND

  OBJECTIVE. The Fund's investment objective is to provide investors with a high level of current income that is exempt from regular federal income tax, consistent with preservation of capital.

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be equal to that of the Fund's benchmark, the Lehman Brothers fifteen-year Municipal Bond Index, plus or minus one year. In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed twelve years. The approximate interest rate sensitivity of the Fund is expected to be comparable to a fifteen-year bond.

  INVESTMENT SECTOR. The Fund invests, under normal circumstances, at least 80% of its net assets in Municipal Securities, the interest on which is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes). The Fund may invest up to 100% of its net assets in private activity bonds, the interest from certain of which (including the Fund's distributions of such interest) may be a preference item for purposes of the federal alternative minimum tax. 100% of the Fund's portfolio will be invested in U.S. dollar-denominated securities.

  CREDIT QUALITY. Under normal market conditions, the weighted average credit quality of the Fund's portfolio will be equivalent to that of securities rated AA or Aa by an NRSRO. All securities purchased by the Fund will be rated, at the time of investment, at least BBB or Baa by an NRSRO or, if unrated, will be determined by the Investment Adviser to be of comparable quality. Fixed-income securities rated BBB or Baa are considered medium-grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken their issuers' capability to pay interest and repay principal. The credit rating assigned to Municipal Securities may reflect the existence of guarantees, letters of credit or other credit enhancement features available to the issuers or holders of such Municipal Securities.

  OTHER. The Fund may employ certain active management techniques to manage its duration and term structure and to seek to enhance returns. These techniques include, but are not limited to, the use of financial futures contracts, option contracts (including options on futures), interest rate swaps, interest rate floors, caps and collars. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities and entering into repurchase agreements and other investment practices described under "Investment Techniques."

  While the Fund, under normal market conditions, invests substantially all of its assets in Municipal Securities, the recognition of certain accrued market discount income (if the Fund acquires Municipal Securities or other obligations at a market discount), income from investments other than Municipal Securities and any capital gains generated from the disposition of investments, will result in taxable income. In addition to federal income tax, shareholders may be subject to state, local or foreign taxes on distributions of such income received from the Fund. See "Description of Securities."

 CORE FIXED INCOME FUND


  OBJECTIVE. The Fund's investment objective is to provide investors with a total return consisting of capital appreciation and income that exceeds the total return of the Lehman Brothers Aggregate Bond Index (the "Index").

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be equal to that of the Fund's benchmark, the Lehman Brothers Aggregate Bond Index, plus or minus one year. In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed six years. The approximate interest rate sensitivity of the Fund is expected to be comparable to a five-year bond.

  INVESTMENT SECTOR. The Fund invests, under normal circumstances, at least 65% of its total assets in fixed-income securities, including U.S. Government Securities, corporate debt securities, Mortgage-Backed Securities, and Asset-Backed Securities. The Fund may invest up to 25% of its total assets in obligations of domestic and foreign issuers which are denominated in currencies other than the U.S. dollar, 10% of which may be invested in issuers in countries with emerging markets and economies. A number of investment strategies will be used to achieve the Fund's investment objective, including market sector selection, determination of yield curve exposure, and issuer selection. In addition, the Investment Adviser will attempt to take advantage of pricing inefficiencies in the fixed-income markets.

  The Index currently includes U.S. Government Securities and fixed-rate, publicly issued, U.S. dollar-denominated fixed-income securities rated at least BBB or Baa by an NRSRO. The securities currently included in the Index have at least one year remaining to maturity; have an outstanding principal amount of at least $100 million; and are issued by the following types of issuers, with each category receiving a different weighting in the Index: U.S. Treasury; agencies, authorities or instrumentalities of the U.S. government; issuers of Mortgage-Backed Securities; utilities; industrial issuers; financial institutions; foreign issuers; and issuers of Asset-Backed Securities. The Index is a trademark of Lehman Brothers. Inclusion of a security in the Index does not imply an opinion by Lehman Brothers as to its attractiveness or appropriateness for investment. Although Lehman Brothers obtains factual information used in connection with the Index from sources which it considers reliable, Lehman Brothers claims no responsibility for the accuracy, completeness or timeliness of such information and has no liability to any person for any loss arising from results obtained from the use of the Index data.

  CREDIT QUALITY. All U.S. dollar-denominated fixed-income securities purchased by the Fund will be rated, at the time of investment, at least BBB or Baa by an NRSRO. The non-U.S. dollar-denominated fixed-income securities in which the Fund may invest will be rated, at the time of investment, at least AA or Aa by an NRSRO or, if unrated, will be determined by the Investment Adviser to be of comparable quality. Fixed-income securities rated BBB or Baa are considered medium-grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken their issuers' capability to pay interest and repay principal.

  OTHER. The Fund may employ certain active management techniques to manage its duration and term structure, to seek to hedge its exposure to foreign currencies and to seek to enhance returns. These techniques include, but are not limited to, the use of financial futures contracts, option contracts (including options on futures), forward foreign currency exchange contracts, currency options and futures, currency, mortgage and interest rate swaps and interest rate floors, caps and collars. Currency management techniques involve risks different from those associated with investing solely in U.S. dollar-denominated fixed-income securities of U.S. issuers. It is expected that the Fund will use certain currency techniques to seek to hedge against currency exchange rate fluctuations or to seek to increase total return. The Fund may invest in custodial receipts, Municipal Securities and convertible securities. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities and entering into mortgage dollar rolls, repurchase agreements and other investment practices, described under "Investment Techniques."

 GLOBAL INCOME FUND


  OBJECTIVE. The Fund's investment objective is to provide investors with a high total return, emphasizing current income, and, to a lesser extent, providing opportunities for capital appreciation.

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be equal to that of the Fund's benchmark, the J.P. Morgan Global Government Bond Index (hedged), plus or minus 2.5 years. In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed
7.5 years. The approximate interest rate sensitivity of the Fund is expected to be comparable to a six-year bond.

  INVESTMENT SECTOR. The Fund invests primarily in a portfolio of high quality fixed-income securities of U.S. and foreign issuers and enters into transactions in foreign currencies. Under normal market conditions, the Fund will (i) have at least 30% of its total assets, after considering the effect of currency positions, denominated in U.S. dollars and (ii) invest in securities of issuers in at least three countries. The Fund may also invest up to 10% of its total assets in issuers in countries with emerging markets and economies. The Fund seeks to meet its investment objective by pursuing investment opportunities in foreign and domestic fixed-income securities markets and by engaging in currency transactions to seek to enhance returns and to seek to hedge its portfolio against currency exchange rate fluctuations.

  The fixed-income securities in which the Fund may invest include: (i) U.S. Government Securities and custodial receipts therefor; (ii) securities issued or guaranteed by a foreign government or any of its political subdivisions, authorities, agencies, instrumentalities or by supranational entities (i.e., international organizations designated or supported by governmental entities to promote economic reconstruction or development, such as the World Bank);
(iii) corporate debt securities; (iv) certificates of deposit and bankers' acceptances issued or guaranteed by, or time deposits maintained at, U.S. or foreign banks (and their branches wherever located) having total assets of more than $1 billion; (v) commercial paper; and (vi) Mortgage-Backed and Asset-Backed Securities.

  CREDIT QUALITY. All securities purchased by the Fund will be rated, at the time of investment, at least BBB or Baa by an NRSRO. However, the Fund will invest at least 50% of its total assets in securities rated, at the time of investment, AAA or Aaa by an NRSRO. Unrated securities will be determined by the Investment Adviser to be of comparable quality. Fixed-income securities rated BBB or Baa are considered medium-grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken their issuers' capability to pay interest and repay principal.

  OTHER. The Fund may employ certain active management techniques to manage its duration and term structure, to seek to hedge its exposure to foreign currencies and to seek to enhance returns. These techniques include, but are not limited to, the use of financial futures contracts, option contracts (including options on futures), forward foreign currency exchange contracts, currency options and futures, currency, mortgage and interest rate swaps and interest rate floors, caps and collars. Currency management techniques involve risks different from those associated with investing solely in U.S. dollar-denominated fixed-income securities of U.S.

issuers. It is expected that the Fund will use certain currency techniques to seek to hedge against currency exchange rate fluctuations or to seek to increase total return. While the Fund will have both long and short currency positions, its net long and short foreign currency exposure will not exceed the value of the Fund's total assets. To the extent that the Fund is fully invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The Fund's net currency positions may expose it to risks independent of its securities positions. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities and entering into mortgage dollar rolls, repurchase agreements and other investment practices described under "Investment Techniques."

  The Fund may invest more than 25% of its total assets in the securities of corporate and governmental issuers located in each of Canada, Germany, Japan, and the United Kingdom as well as in the securities of U.S. issuers. Concentration of the Fund's investments in such issuers will subject the Fund, to a greater extent than if investment was more limited, to the risks of adverse securities markets, exchange rates and social, political or economic events which may occur in those countries. Not more than 25% of the Fund's total assets will be invested in securities of issuers in any other single foreign country.

 HIGH YIELD FUND


  OBJECTIVE. The Fund's investment objective is to provide investors with a high level of current income. Secondarily, the Fund may, in seeking current income, also consider the potential for capital appreciation.

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be equal to that of the Fund's benchmark, the Lehman Brothers High Yield Bond Index, plus or minus 2.5 years. In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed 7.5 years. The approximate interest rate sensitivity of the Fund is expected to be comparable to a 6-year bond.

  INVESTMENT SECTOR. The Fund invests, under normal circumstances, at least 65% of its total assets in high yield, fixed-income securities rated, at the time of investment, below investment grade. Non-investment grade securities are securities rated BB, Ba or below by an NRSRO, or, if unrated, determined by the Investment Adviser to be of comparable quality. The Fund may invest in all types of fixed-income securities, including senior and subordinated corporate debt obligations (such as bonds, debentures, notes and commercial paper), convertible and non-convertible corporate debt obligations, loan participations, custodial receipts, municipal securities and preferred stock. The Fund may invest up to 25% of its total assets in obligations of domestic and foreign issuers (including securities of issuers located in countries with emerging markets and economies) which are denominated in currencies other than the U.S. dollar. Under normal market conditions, the Fund may invest up to 35% of its total assets in investment grade fixed-income securities, including U.S. Government Securities, Asset-Backed and Mortgage-Backed Securities and corporate securities. The Fund may also invest in common stocks, warrants, rights and other equity securities, but will generally hold such equity investments only when debt or preferred stock of the issuer of such equity securities is held by the Fund. A number of investment strategies are used to seek to achieve the Fund's investment objective, including market sector selection, determination of yield curve exposure, and issuer selection. In addition, the Investment Adviser will attempt to take advantage of pricing inefficiencies in the fixed-income markets.

  CREDIT QUALITY. The Fund invests primarily in high yield, fixed income securities rated below investment grade, including securities of issuers in default. Non-investment grade securities (commonly known as "junk bonds") tend to offer higher yields than higher rated securities with similar maturities. Non-investment grade securities are, however, considered speculative and generally involve greater price volatility and greater risk of loss of principal and interest than higher rated securities. See "Description of Securities." A description of the corporate bond and preferred stock ratings is contained in Appendix B to the Additional Statement.

  For your information, set forth below is the average distribution of ratings for the portfolio securities (including commercial paper and nonconvertible bonds) held by Fund during the most recent fiscal year:

                              CREDIT QUALITY

                                                                   PERCENTAG  OF
                                                                   FUND'S ASSETS
                                                                   -------------
     AAA/Aaa......................................................       1.3%
     AA/Aa........................................................         0%
     A............................................................         0%
     BBB/Baa......................................................       0.3%
     BB/Ba........................................................      13.1%
     Below Ba.....................................................      85.3%
     Not rated....................................................         0%
      Comparable to A.............................................         0%
      Comparable to BBB/Baa.......................................         0%
      Comparable to BB/Ba or lower................................         0%
      Comparable to Below Ba......................................         0%
                                                                       -----
                                                                       100.0%
                                                                       =====


  OTHER. The Fund may employ certain active management techniques to manage its duration and term structure, to seek to hedge its exposure to foreign securities and to seek to enhance returns. These techniques include, but are not limited to, the use of financial futures contracts, option contracts (including options on futures), forward foreign currency exchange contracts, currency options and futures, currency, mortgage and interest rate swaps, and interest rate floors, caps and collars. Currency management techniques involve risks different from those associated with investing solely in U.S. dollar-denominated fixed-income securities of U.S. issuers. It is expected that the Fund will use certain currency techniques to seek to hedge against currency exchange rate fluctuations or to seek to increase total return. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities and entering into repurchase agreements and other investment practices described under "Investment Techniques."


                           DESCRIPTION OF SECURITIES


U.S. GOVERNMENT SECURITIES

  Each Fund may invest in U.S. Government Securities. Generally, these securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. government agencies, instrumentalities or sponsored enterprises which are supported by (a) the full faith and credit of the U.S. Treasury (such as the Government National Mortgage Association ("Ginnie Mae")), (b) the right of the issuer to borrow from the U.S. Treasury (such as securities of the Student Loan Marketing Association), (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer (such as the Federal National Mortgage Association ("Fannie Mae") and Federal Home Loan Mortgage Corporation ("Freddie Mac")), or (d) only the credit of the issuer. No assurance can be given that the U.S. government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises in the future.

  U.S. Government Securities also include Treasury receipts, zero coupon bonds and other stripped U.S. Government Securities, where the interest and principal components of stripped U.S. Government Securities are traded independently. The most widely recognized program is the Separate Trading of Registered Interest and Principal of Securities Program.

MORTGAGE-BACKED SECURITIES

  CHARACTERISTICS OF MORTGAGE-BACKED SECURITIES. Mortgage-Backed Securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Mortgagors can generally prepay interest or principal on their mortgage whenever they choose. Therefore, Mortgage-Backed Securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of principal prepayments on the underlying loans. This can result in significantly greater price and yield volatility than is the case with traditional fixed-income securities. During periods of declining interest rates, prepayments can be expected to accelerate, and thus impair a Fund's ability to reinvest the returns of principal at comparable yields. Conversely, in a rising interest rate environment, a declining prepayment rate will extend the average life of many Mortgage-Backed Securities and prevent a Fund from taking advantage of such higher yields.

  FIXED RATE MORTGAGE LOANS. Generally, fixed-rate mortgage loans pay interest at fixed annual rates and have original terms to maturity ranging from 5 to 40 years. Fixed-rate mortgage loans typically provide for monthly payments of principal and interest in substantially equal installments for the term of the mortgage note in sufficient amounts to amortize fully principal by maturity, although certain fixed-rate mortgage loans provide for a large final "balloon" payment upon maturity.

  ADJUSTABLE RATE MORTGAGE LOANS ("ARMS"). The Adjustable Rate Government Fund will primarily, and the Short Duration Government, Government Income, Core Fixed Income, Global Income and High Yield Funds may, invest in ARMs, which are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed coupon rates. ARMs generally provide for a fixed initial mortgage interest rate for a set period. Thereafter, the interest rates are subject to periodic adjustments based on changes to a designated benchmark index.

  ARMs allow a Fund to participate in increases in interest rates through periodic increases in the securities' coupon rates. During periods of declining interest rates, coupon rates may readjust downward resulting in lower yields to a Fund. Therefore, the value of an ARM is unlikely to rise during periods of declining interest rates to the same extent as fixed-rate securities. Interest rate declines may result in accelerated prepayment of mortgages with the result that proceeds from prepayments will be reinvested at lower interest rates. During periods of rising interest rates, changes in the coupon rate will lag behind changes in the market rate. ARMs are also typically subject to maximum increases and decreases in the interest rate adjustment which can be made on any one adjustment date, in any one year, or during the life of the security. In the event of dramatic increases or decreases in prevailing market interest rates, the value of a Fund's investments in ARMs may fluctuate more substantially since these limits may prevent the security from fully adjusting its interest rate to the prevailing market rates.

  U.S. GOVERNMENT GUARANTEED MORTGAGE-BACKED SECURITIES. Certain Mortgage-Backed Securities are issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises. Such issuers include, but are not limited to, Ginnie Mae, Fannie Mae and Freddie Mac. See "U.S. Government Securities."

  PRIVATELY ISSUED MORTGAGE-BACKED SECURITIES. The Government Income, Core Fixed Income, Global Income and High Yield Funds may invest in Mortgage-Backed Securities issued or sponsored by non-governmental entities. Privately issued Mortgage-Backed Securities are generally backed by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans. Since such Mortgage-Backed Securities normally are not guaranteed by an entity having the credit standing of Ginnie Mae, Fannie Mae or Freddie Mac, in order to receive a high quality rating from the rating organizations (i.e., S&P or Moody's), they normally are structured with one or more types of "credit enhancement."

  MULTIPLE CLASS MORTGAGE-BACKED SECURITIES AND COLLATERALIZED MORTGAGE OBLIGATIONS. The Adjustable Rate Government, Short Duration Government, Government Income, Core Fixed Income, Global Income and High Yield Funds may also invest in multiple class securities, including collateralized mortgage obligations ("CMOs") and Real Estate Mortgage Investment Conduit ("REMIC") pass-through or participation certificates. CMOs provide an investor with a specified interest in the cash flow from a pool of underlying mortgages or of other Mortgage-Backed Securities. CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final scheduled distribution date. In most cases, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended (the "Code"), and invests in certain mortgages principally secured by interests in real property and other permitted investments. The Funds do not intend to purchase residual interests in REMICs.

  STRIPPED MORTGAGE-BACKED SECURITIES. The Adjustable Rate Government, Short Duration Government, Government Income, Core Fixed Income, Global Income and High Yield Funds may invest in Stripped Mortgage-Backed Securities ("SMBS"), which are derivative multiple class Mortgage-Backed Securities. SMBS are usually structured with two different classes: one that receives 100% of the interest payments and the other that receives 100% of the principal payments from a pool of mortgage loans. If the underlying mortgage loans experience different than anticipated prepayments of principal, a Fund may fail to recoup fully its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from mortgage loans are generally higher than prevailing market yields on other Mortgage-Backed Securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. A Fund's investments in SMBS may require the Fund to sell certain of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

ASSET-BACKED SECURITIES

  The Government Income, Core Fixed Income, Global Income and High Yield Funds may invest in Asset-Backed Securities. The principal and interest payments on Asset-Backed Securities are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Such asset pools are securitized through the use of special purpose trusts or corporations. Principal and interest payments may be credit enhanced by a letter of credit, a pool insurance policy or a senior/subordinated structure.

LOAN PARTICIPATIONS

  The High Yield Fund may invest in loan participations. Such loans must be to issuers in whose obligations the High Yield Fund may invest. A loan participation is an interest in a loan to a U.S. or foreign company or other borrower which is administered and sold by a financial intermediary. In a typical corporate loan syndication, a number of lenders, usually banks (co-lenders), lend a corporate borrower a specified sum pursuant to the terms and conditions of a loan agreement. One of the co-lenders usually agrees to act as the agent bank with respect to the loan.

  Participation interests acquired by the High Yield Fund may take the form of a direct or co-lending relationship with the corporate borrower, an assignment of an interest in the loan by a co-lender or another participant, or a participation in the seller's share of the loan. When the High Yield Fund acts as co-lender in connection with a participation interest or when the High Yield Fund acquires certain participation interests, the High Yield Fund will have direct recourse against the borrower if the borrower fails to pay scheduled principal and interest. In cases where the High Yield Fund lacks direct recourse, it will look to the agent bank to enforce appropriate credit remedies against the borrower. In these cases, the High Yield Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation (such as commercial paper) of such borrower. For example, in the event of the bankruptcy or insolvency of the corporate borrower, a loan participation may be subject to certain defenses by the borrower as a result of improper conduct by the agent bank. Moreover, under the terms of the loan participation, the High Yield Fund may be regarded as a creditor of the agent bank (rather than of the underlying corporate borrower), so that the High Yield Fund may also be subject to the risk that the agent bank may become insolvent. The secondary market, if any, for these loan participations is limited and any loan participations purchased by the High Yield Fund will be regarded as illiquid.

  For purposes of certain investment limitations pertaining to diversification of the High Yield Fund's portfolio investments, the issuer of a loan participation will be the underlying borrower. However, in cases where the High Yield Fund does not have recourse directly against the borrower, both the borrower and each agent bank and co-lender interposed between the High Yield Fund and the borrower will be deemed issuers of a loan participation.

MUNICIPAL SECURITIES

  GENERAL. Municipal Securities in which the Short Duration Tax-Free and Municipal Income Funds and, to a limited extent, the Core Fixed Income and High Yield Funds invest consist of bonds, notes, commercial paper and other instruments (including participation interests in such securities) issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies or instrumentalities, the interest on which, in the opinion of bond counsel for the issuers or counsel selected by the Investment Adviser, is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes but not necessarily exempt from federal alternative minimum tax or from state or local taxes). Such securities may pay fixed, variable or floating rates of interest. Municipal Securities are often issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses, and obtaining funds to lend to other public institutions and facilities. The Core Fixed Income and High Yield Funds may also invest in taxable Municipal Securities.

  PRIVATE ACTIVITY BONDS. Municipal Securities include "private activity bonds" or industrial development bonds, which are issued by or on behalf of public authorities to obtain funds for such projects as privately-operated housing facilities, airport, mass transit or port facilities and sewage disposal. In addition, proceeds of certain industrial development bonds are used for constructing, equipping, repairing or improving privately operated industrial or commercial facilities. The Short Duration Tax-Free and Municipal Income Funds' distributions attributable to the interest income from private activity bonds may subject certain investors to the federal alternative minimum tax.

  MUNICIPAL LEASES AND CERTIFICATES OF PARTICIPATION. A municipal lease is an obligation in the form of a lease or installment purchase which is issued by a state or local government to acquire equipment and facilities. Certificates of participation represent undivided interests in municipal leases, installment purchase agreements or other instruments. The primary risk associated with municipal lease obligations and certificates of participation is that the governmental lessee will fail to appropriate funds to enable it to meet its payment obligations under the lease. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might prove difficult, time consuming and costly, and result in a delay in recovering or the failure to fully recover the Fund's original investment. To the extent that a Fund invests in unrated municipal leases or participates in such leases, the credit quality rating and risk of cancellation of such unrated leases will be monitored on an ongoing basis. Certain municipal lease obligations and certificates of participation may be deemed illiquid for the purpose of a Fund's limitation on investments in illiquid securities.

  PRE-REFUNDED MUNICIPAL SECURITIES. The interest and principal payments on pre-refunded Municipal Securities are typically paid from the cash flow generated from an escrow fund consisting of U.S. Government Securities. These payments have been "pre-refunded" using the escrow fund.

  INSURED SECURITIES. "Insured" Municipal Securities are those for which scheduled payments of interest and principal are guaranteed by a private (non-governmental) insurance company. The insurance entitles a Fund to receive only the face or par value of the securities held by the Fund. The insurance does not guarantee the market value of the Municipal Securities or the net asset value of a Fund's shares.

  AUCTION RATE SECURITIES. Auction rate Municipal Securities permit the holder to sell the securities in an auction at par value at specified intervals. The dividend or interest is typically reset by "Dutch" auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities. A Fund will take the time remaining until the next scheduled auction date into account for purposes of determining the securities' duration.

CORPORATE DEBT OBLIGATIONS

  The Government Income, Core Fixed Income, Global Income and High Yield Funds may invest in corporate debt obligations. In addition to obligations of corporations, corporate debt obligations include securities issued by banks and other financial institutions. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations.

  The Government Income, Core Fixed Income, Global Income and High Yield Funds may also invest in trust preferred securities. A trust preferred or capital security is a long dated bond (for example, 30 years) with preferred features. The preferred features are that payment of interest can be deferred for a specified period without initiating a default event. From a bondholder's viewpoint, the securities are senior in claim to standard preferred stock but junior to other bondholders. From the issuer's viewpoint, the securities are attractive because their interest is deductible for tax purposes like other types of debt instruments.

CONVERTIBLE SECURITIES

  The Core Fixed Income and High Yield Funds may invest in convertible securities, including debt obligations, and for High Yield Fund preferred stock, of an issuer convertible at a stated exchange rate into common stock of the issuer. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock. Convertible securities in which a Fund invests are subject to the same rating criteria as its other investments in fixed-income securities.

PREFERRED STOCK, WARRANTS AND RIGHTS

  The High Yield Fund may invest in preferred stock, warrants and rights. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer's earnings and assets before common stock owners but after bond owners. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default (such as a covenant default or filing of a bankruptcy petition) or other non-compliance by the issuer with the terms of the preferred stock. Often, however, on the occurrence of any such event of default or non-compliance by the issuer, preferred stockholders will be entitled to gain representation on the issuer's board of directors or increase their existing board representation. In addition, preferred stockholders may be granted voting rights with respect to certain issues on the occurrence of any event of default.

  Warrants and other rights are options to buy a stated number of shares of common stock at a specified price at any time during the life of the warrant. The holders of warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

FOREIGN INVESTMENTS

  FOREIGN SECURITIES. The Global Income Fund will, and the Core Fixed Income and High Yield Funds may, invest in fixed-income securities of foreign issuers denominated in any currency. However, the Core Fixed Income and High Yield Funds will limit their investments in non-U.S. dollar-denominated fixed-income securities to 25% of their total assets. Investment in foreign securities may offer potential benefits that are not available from investing exclusively in U.S. dollar-denominated domestic issues. Foreign countries may have economic policies or business cycles different from those of the U.S. and markets for foreign fixed-income securities do not necessarily move in a manner parallel to U.S. markets.

  Investing in the securities of foreign issuers involves risks that are not typically associated with investing in fixed-income securities of domestic issuers quoted in U.S. dollars. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage). A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security. In addition, if the currency in which a Fund receives dividends, interest or other payments declines in value against the U.S. dollar before such income is distributed as dividends to shareholders or converted to U.S. dollars, the Fund may have to sell portfolio securities to obtain sufficient cash to pay such dividends. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have been unable to keep pace with the volume of securities transactions, making it more difficult to conduct such transactions.

  The Core Fixed Income, Global Income and High Yield Funds may invest in an issuer domiciled in one country yet issuing the security in the currency of another country. The Funds may also invest in debt securities denominated in the European Currency Unit ("ECU"), which is a "basket" consisting of specified amounts in the currencies of certain of the twelve member states of the European Community. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community from time to time to reflect changes in relative values of the underlying currencies. In addition, the Funds may invest in securities denominated in other currency "baskets."

  Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a U.S. issuer. In addition, there is generally less government regulation of foreign markets, companies and securities dealers than in the U.S. Foreign securities markets may have substantially less volume than U.S. securities markets and securities of many foreign issuers may be less liquid and more volatile than securities of comparable domestic issuers. Furthermore, with respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains), limitations on the removal of funds or other assets of a Fund, political or social instability or diplomatic developments which could affect investments in those countries.

  FOREIGN GOVERNMENT SECURITIES. The Core Fixed Income, Global Income and High Yield Funds may invest in debt obligations of foreign governments and governmental agencies, including those of emerging countries. Investment in sovereign debt obligations involves special risks not present in debt obligations of corporate issuers. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and a Fund may have limited recourse in the event of a default. Periods of economic uncertainty may result in volatility of market prices of sovereign debt, and in turn a Fund's net asset value, to a greater extent than the volatility inherent in debt obligations of U.S. issuers. A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders and the political constraints to which a sovereign debtor may be subject.

  EMERGING MARKETS. The Core Fixed Income and Global Income Funds may invest up to 10% and the High Yield Fund may invest up to 25% of their total assets in securities of issuers located in countries with emerging economies or securities markets ("emerging markets"). Political and economic structures in many emerging markets may be undergoing significant evolution and rapid development, and emerging markets may lack the social, political and economic stability characteristic of more developed countries. As a result, the risks relating to investments in foreign securities described above, including the possibility of nationalization, expropriation and confiscatory taxation, may be heightened. In addition, unanticipated political and social developments may affect the value of a Fund's investments in emerging markets and the availability to the Fund of additional investments in such countries. The small size and inexperience of the securities markets in certain emerging markets and the limited volume of trading in securities in those countries may make a Fund's investments in such countries less liquid and more volatile than investments in countries with more developed securities markets

(such as the U.S., Japan and most Western European countries). See the Additional Statement for further information regarding a Fund's investments in emerging markets.

  FOREIGN CURRENCY TRANSACTIONS. Because investment in foreign issuers by the Core Fixed Income, Global Income and High Yield Funds will usually involve currencies of foreign countries, and because the Funds may have currency exposure independent of their securities positions, the value of the assets of a Fund as measured in U.S. dollars will be affected by changes in foreign currency exchange rates. A Fund may, to the extent it invests in foreign securities, purchase or sell foreign currencies on a spot basis and may also purchase or sell forward foreign currency exchange contracts for hedging purposes and to seek to protect against anticipated changes in future foreign currency exchange rates. In addition, a Fund also may enter into such contracts to seek to increase total return when the Investment Adviser anticipates that the foreign currency will appreciate or depreciate in value, but securities denominated or quoted in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. When entered into to seek to increase total return, forward foreign currency exchange contracts are considered speculative. The Funds may also engage in cross-hedging by using forward contracts in a currency different from that in which the hedged security is denominated or quoted if the Investment Adviser determines that there is a pattern of correlation between the two currencies. If a Fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose or to sell foreign currency to seek to increase total return, the Fund will be required to place cash or liquid assets in a segregated account with the Fund's custodian in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract, or to otherwise cover its position in a manner permitted by the SEC. A Fund will incur costs in connection with conversions between various currencies. A Fund may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the Investment Adviser, it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate.

  Currency exchange rates may fluctuate significantly over short periods of time causing, along with other factors, a Fund's net asset value to fluctuate. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. To the extent that a substantial portion of a Fund's total assets, adjusted to reflect the Fund's net position after giving effect to currency transactions, is denominated or quoted in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries.

  The market in forward foreign currency exchange contracts, currency swaps and other privately negotiated currency instruments offers less protection against defaults by the other party to such instruments than is available for currency instruments traded on an exchange. Such contracts are subject to the risk that the counterparty to the contract will default on its obligations. Since these contracts are not guaranteed by an exchange or clearinghouse, a default on a contract would deprive a Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the Fund to cover its purchase or sale commitments, if any, at the current market price. A Fund will not enter into forward foreign currency exchange contracts, currency swaps or other privately negotiated currency instruments unless the credit quality of the unsecured senior debt or the claims-paying ability of the counterparty is considered to be investment grade by the Investment Adviser.

  The Core Fixed Income, Global Income and High Yield Funds' use of foreign currency management techniques in emerging markets may be limited. Due to the limited market for these instruments in emerging markets, the Investment Adviser does not currently anticipate that a significant portion of the Funds' currency exposure in emerging markets, if any, will be covered by such instruments. For a discussion of such instruments and the risks associated with their use, see "Investment Objectives and Policies" in the Additional Statement.

STRUCTURED SECURITIES

  The Core Fixed Income, Global Income and High Yield Funds may invest in structured securities. The value of the principal of and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, result in the loss of a Fund's investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference. Consequently, structured securities may entail a greater degree of market risk than other types of fixed-income securities. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex securities.

ZERO COUPON, DEFERRED INTEREST, PAY-IN-KIND AND CAPITAL APPRECIATION BONDS

  Each Fund may invest in zero coupon, deferred interest and capital appreciation bonds. These are securities issued at a discount from their face value because interest payments are typically postponed until maturity. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security's liquidity and the issuer's credit quality. These securities also may take the form of debt securities that have been stripped of their interest payments. Each Fund may also invest in pay-in-kind securities which are securities that have interest payable by the delivery of additional securities. A portion of the discount with respect to stripped tax-exempt securities or their coupons may be taxable. The market prices of zero coupon, deferred interest, pay-in-kind and capital appreciation bonds generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. A Fund's investments in zero coupon, deferred interest, pay-in-kind and capital appreciation bonds may require the Fund to sell certain of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements. See "Taxation" in the Additional Statement.


                                 RISK FACTORS


  INTEREST RATE RISK. When interest rates decline, the market value of fixed-income securities tends to increase. Conversely, when interest rates increase, the market value of fixed-income securities tends to decline. Volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument.

  DEFAULT RISK/CREDIT RISK. Investments in fixed-income securities are subject to the risk that the issuer could default on its obligations and a Fund could sustain losses on such investments. A default could impact both interest and principal payments.

  CALL RISK AND EXTENSION RISK. Fixed-income securities may be subject to both call risk and extension risk. Call risk (i.e., where the issuer exercises its right to pay principal on an obligation earlier than scheduled) causes cash flow to be returned earlier than expected. Call risk typically results when interest rates have declined. Under such circumstances, a Fund may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities. Extension risk (i.e., where the issuer exercises its right to pay principal on an obligation later than scheduled) causes cash flows to be returned later than expected. Extension risk typically results when interest rates have increased. Under such circumstances, a Fund will suffer from the inability to invest in higher yielding securities. Certain types of U.S. Government, Asset-Backed, corporate, foreign, Mortgage-Backed and Municipal Securities have this call and/or extension risk.

  The investment characteristics of Mortgage-Backed Securities and Asset-Backed Securities differ from those of traditional fixed-income securities because they generally have both call risk (also known as prepayment risk) and extension risk. Homeowners have the option to prepay their mortgage. Therefore, the duration of a security backed by home mortgages can either shorten (call risk) or lengthen (extension risk). Investors are exposed to the fluctuating principal and interest payments associated with such securities. In general, if interest rates on new mortgage loans fall sufficiently below the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to increase. Conversely, if mortgage loan interest rates rise above the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to decrease.

  ARMs also have the risk of prepayments, which will have a greater impact on the Adjustable Rate Government Fund. The rate of principal prepayments with respect to ARMs has fluctuated in recent years. As with fixed-rate mortgage loans, ARMs may be subject to a greater rate of principal repayments in a declining interest rate environment. For example, if prevailing interest rates fall significantly, ARMs could be subject to higher prepayment rates (than if prevailing interest rates remain constant or increase) because the availability of low fixed-rate mortgages may encourage mortgagors to refinance their ARMs to "lock-in" a fixed-rate mortgage. Conversely, if prevailing interest rates rise significantly, ARMs may prepay more slowly. As with fixed-rate mortgages, ARM prepayment rates vary in both stable and changing interest rate environments. There are certain ARMs where the homeowner's payments do not fully cover interest, so the principal balance increases over time. These "negative amortizing" ARMs may be subject to greater default risk.

  DERIVATIVE MORTGAGE-BACKED SECURITIES. Because derivative Mortgage-Backed Securities (such as principal-only (POs), interest-only (IOs) or inverse floating rate securities) are more exposed to mortgage prepayments, they generally involve a greater amount of risk. Small changes in prepayments can significantly impact the cash flow and the market value of these securities. The risk of faster than anticipated prepayments generally adversely affects IOs, super floaters and premium priced Mortgage-Backed Securities. The risk of slower than anticipated prepayments generally adversely affects POs, floating-rate securities subject to interest rate caps, support tranches and discount priced Mortgage-Backed Securities. In addition, particular derivative securities may be leveraged such that their exposure (i.e., price sensitivity) to interest rate and/or prepayment risk is magnified.

  RISKS OF DERIVATIVE TRANSACTIONS. A Fund's transactions, if any, in options, futures, options on futures, swaps, interest rate caps, floors and collars, structured securities, inverse floating-rate securities and currency transactions involve certain risks, including a possible lack of correlation between changes in the value of hedging instruments and the portfolio assets being hedged, the potential illiquidity of the markets for derivative instruments, the risks arising from margin requirements and related leverage factors associated with such transactions. The use of these management techniques to seek to increase total return may be regarded as a speculative practice and involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices, interest rates or currency prices. A Fund's use of certain derivative transactions may be limited by the requirements of the Internal Revenue Code of 1986, as amended (the "Code") for qualification as a regulated investment company.

  TAX RISK OF MUNICIPAL SECURITIES. The yields and market values of Municipal Securities may be more adversely impacted by changes in tax rates and policies than taxable fixed-income securities. Because interest income from Municipal Securities is normally not subject to regular federal income taxation, the attractiveness of Municipal Securities in relation to other investment alternatives is affected by changes in federal income tax rates applicable to, or the continuing federal income tax-exempt status of, such interest income. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of Municipal Securities, which could in turn affect a Fund's ability to acquire and dispose of Municipal Securities at desirable yield and price levels.

  RISKS OF INVESTING IN NON-INVESTMENT GRADE FIXED-INCOME SECURITIES. Non-investment grade fixed-income securities are considered predominantly speculative by traditional investment standards. In some cases, these obligations may be highly speculative and have poor prospects for reaching investment grade standing. Non-investment grade fixed-income securities and unrated securities of comparable credit quality (commonly known as "junk bonds") are subject to the increased risk of an issuer's inability to meet principal and interest obligations. These securities, also referred to as high yield securities, may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

  Non-investment grade fixed-income securities are often issued in connection with a corporate reorganization or restructuring or as part of a merger, acquisition, takeover or similar event. They are also issued by less established companies seeking to expand. Such issuers are often highly leveraged and generally less able than more established or less leveraged entities to make scheduled payments of principal and interest in the event of adverse developments or business conditions.

  The market value of non-investment grade fixed-income securities tends to reflect individual corporate developments to a greater extent than that of higher rated securities which react primarily to fluctuations in the general level of interest rates. As a result, a Fund's ability to achieve its investment objectives may depend to a greater extent on the Investment Adviser's judgment concerning the creditworthiness of issuers than funds which invest in higher-rated securities. Issuers of non-investment grade fixed-income securities may not be able to make use of more traditional methods of financing and their ability to service debt obligations may be more adversely affected than issuers of higher-rated securities by economic downturns, specific corporate developments or the issuer's inability to meet specific projected business forecasts. Negative publicity about the junk bond market and investor perceptions regarding lower rated securities, whether or not based on fundamental analysis, may depress the prices for such securities.

  A holder's risk of loss from default is significantly greater for non-investment grade fixed-income securities than is the case for holders of other debt securities because such non-investment grade securities are generally unsecured and are often subordinated to the rights of other creditors of the issuers of such securities. Investment by a Fund in defaulted securities poses additional risk of loss should nonpayment of principal and interest continue in respect of such securities. Even if such securities are held to maturity, recovery by a Fund of its initial investment and any anticipated income or appreciation is uncertain.

  The secondary market for non-investment grade fixed-income securities is concentrated in relatively few market makers and is dominated by institutional investors, including mutual funds, insurance companies and other financial institutions. Accordingly, the secondary market for such securities is not as liquid as, and is more volatile than, the secondary market for higher-rated securities. In addition, market trading volume for high yield fixed-income securities is generally lower and the secondary market for such securities could contract under adverse market or economic conditions, independent of any specific adverse changes in the condition of a particular issuer. These factors may have an adverse effect on the market price and a Fund's ability to dispose of particular portfolio investments. A less liquid secondary market also may make it more difficult for a Fund to obtain precise valuations of the high yield securities in its portfolio.

  Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of non-investment grade securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the conditions of the issuer that affect the market value of the security. Consequently, credit ratings are used only as a preliminary indicator of investment quality. Investments in non-investment grade and comparable unrated obligations will be more dependent on the Investment Adviser's credit analysis than would be the case with investments in investment-grade debt obligations. The Investment Adviser employs its own credit research and analysis, which includes a study of existing debt, capital structure, ability to service debt and to pay dividends, the issuer's sensitivity to economic conditions, its operating history and the current trend of earnings. The Investment Adviser continually monitors the investments in a Fund's portfolio and evaluates whether to dispose of or to retain non-investment grade and comparable unrated securities whose credit ratings or credit quality may have changed.

  OTHER RISKS. Floating-rate derivative debt securities present more complex types of interest rate risks. For example, range floaters are subject to the risk that the coupon will be reduced below market rates if a designated interest rate floats outside of a specified interest rate band or collar. Dual index or yield curve floaters are subject to lower prices in the event of an unfavorable change in the spread between two designated interest rates.

  Asset-Backed Securities present certain credit risks that are not presented by Mortgage-Backed Securities because Asset-Backed Securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. There is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities.

  FOREIGN RISKS. See "Foreign Securities" for a description of the risks of investing in foreign securities and currencies.


                             INVESTMENT TECHNIQUES


  MORTGAGE DOLLAR ROLLS. The Adjustable Rate Government, Short Duration Government, Government Income, Core Fixed Income and Global Income Funds may enter into mortgage "dollar rolls" in which a Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold.

However, the Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date for the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund. Successful use of mortgage dollar rolls depends upon the Investment Adviser's ability to predict correctly interest rates and mortgage prepayments. There is no assurance that mortgage dollar rolls can be successfully employed. The Fund will hold and maintain in a segregated account until the settlement date cash or liquid assets in an amount equal to the forward purchase price. For financial reporting and tax purposes, each Fund treats mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale. The Funds do not currently intend to enter into mortgage dollar rolls that are accounted for as a financing.

  OPTIONS ON SECURITIES AND SECURITIES INDICES. Each Fund may write (sell) covered call and put options and purchase put and call options on any securities in which it may invest or on any securities index comprised of securities in which it may invest. The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of options to seek to increase total return involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices or interest rates. The successful use of options for hedging purposes also depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. If the Investment Adviser is incorrect in its expectation of changes in securities prices or determination of the correlation between the securities indices on which options are written and purchased and the securities in a Fund's investment portfolio, the investment performance of the Fund will be less favorable than it would have been in the absence of such options transactions. The writing of options could increase a Fund's portfolio turnover rate and, therefore, associated brokerage commissions or spreads.

  OPTIONS ON FOREIGN CURRENCIES. The Core Fixed Income, Global Income and High Yield Funds may, to the extent they invest in foreign securities, purchase and sell (write) put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. In addition, the Core Fixed Income, Global Income and High Yield Funds may use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different currency, if there is a pattern of correlation between the two currencies. As with other kinds of option transactions, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received. If an option that a Fund has written is exercised, the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. In addition to purchasing put and call options for hedging purposes, a Fund may purchase call or put options on currency to seek to increase total return when the Investment Adviser anticipates that the currency will appreciate or depreciate in value, but the securities quoted or denominated in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. When purchased or sold to seek to increase total return, options on currencies are considered speculative. Options on foreign currencies to be written or purchased by the Funds will be traded on U.S. and foreign exchanges or over-the-counter.

  FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. To seek to increase total return, to hedge against changes in interest rates or securities prices, or in the case of the Core Fixed Income, Global Income and High Yield Funds, currency exchange rates, a Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on any of such futures contracts. Each Fund may also enter into closing purchase and sale transactions with respect to any such contracts and options. The futures contracts may be based on various securities (such as U.S. Government Securities), foreign currencies, in the case of the Core Fixed Income, Global Income and High Yield Funds, securities indices and other financial instruments and indices. A Fund will engage in futures and related options transactions for bona fide hedging purposes as defined in regulations of the Commodity Futures Trading Commission or to seek to increase total return to the extent permitted by such regulations. A Fund may not purchase or sell futures contracts or purchase or sell related options to seek to increase total return, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of initial margin deposits and premiums paid on a Fund's outstanding positions in futures and related options entered into for the purpose of seeking to increase total return would exceed 5% of the market value of a Fund's net assets. These transactions involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities or currencies, require the Fund to segregate and maintain cash or liquid assets with a value equal to the amount of the Fund's obligations or to otherwise cover the obligations in a manner permitted by the SEC.

  While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. See "Investment Techniques--Futures Contracts and Options on Futures Contracts" in the Additional Statement. Thus, while a Fund may benefit from the use of futures and options on futures, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance than if the Fund had not entered into any futures contracts or options transactions. Because perfect correlation between a futures position and portfolio position that is intended to be protected is impossible to achieve, the desired protection may not be obtained and a Fund may be exposed to risk of loss. The loss incurred by a Fund in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received. Futures markets are highly volatile and the use of futures may increase the volatility of a Fund's net asset value. The profitability of a Fund's trading in futures to seek to increase total return depends upon the ability of the Investment Adviser to analyze correctly the futures markets. In addition, because of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to a Fund. Further, futures contracts and options on futures may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day.

  CURRENCY SWAPS. The Core Fixed Income, Global Income and High Yield Funds may enter into currency swaps for hedging purposes or to seek to increase total return. Currency swaps involve the exchange by a Fund with another party of their respective rights to make or receive payments in specified currencies. Currency swaps usually involve the delivery of a gross payment stream in one designated currency in exchange for the gross payment stream in another designated currency. Therefore, the entire payment stream under a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A Fund will not enter into swap transactions unless the unsecured commercial paper, senior debt or claims-paying ability of the other party thereto is rated either AA or A-1 or better by S&P or Aa or P-1 or better by Moody's, or, if unrated by such rating organizations, determined to be of comparable quality by the Investment Adviser. The use of currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Adviser is incorrect in its forecasts of currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.

  WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS. Each Fund may purchase when-issued securities. When-issued transactions arise when securities are purchased by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Each Fund may also purchase securities on a forward commitment basis; that is, make contracts to purchase securities for a fixed price at a future date beyond the customary three-day settlement. A Fund is required to hold and maintain in a segregated account with the Fund's custodian until three days prior to settlement date, cash or liquid assets in an amount sufficient to meet the purchase price. Alternatively, each Fund may enter into offsetting contracts for the forward sale of other securities that it owns. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, a Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate to do so.

  ILLIQUID AND RESTRICTED SECURITIES. A Fund may not invest more than 15% of its net assets in illiquid investments, which include securities (both foreign and domestic) that are not readily marketable, certain SMBS, certain municipal leases and participation interests, repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days, certain over-the-counter options, and certain restricted securities, unless it is determined, based upon the continuing review of the trading markets for a specific restricted security, that such restricted security is eligible for resale under Rule 144A under the Securities Act of 1933 and, therefore, is liquid. The Trustees have adopted guidelines under which the Investment Adviser determines and monitors the liquidity of portfolio securities subject to the oversight of the Trustees. Investing in restricted securities eligible for resale pursuant to Rule 144A may decrease the liquidity in a Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

  REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements with dealers in U.S. Government Securities and member banks of the Federal Reserve System which furnish collateral at least equal in value or market price to the amount of their repurchase obligation. The Core Fixed Income, Global Income and High Yield Funds may also enter into repurchase agreements involving certain foreign government securities. If the other party or "seller" defaults, a Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund in connection with the related repurchase agreement are less than the repurchase price. In addition, in the event of bankruptcy of the seller or failure of the seller to repurchase the securities as agreed, a Fund could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement. The Trustees have reviewed and approved certain counterparties whom they believe to be creditworthy and have authorized the Funds to enter into repurchase agreements with such counterparties. In addition, each Fund, together with other registered investment companies having management agreements with the Investment Adviser, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

  TEMPORARY INVESTMENTS. Each Fund may, for temporary defensive purposes, invest up to 100% of its total assets in (i) U. S. Government Securities or
(ii) repurchase agreements collateralized by U.S. Government

Securities. The Short Duration Tax-Free and Municipal Income Funds may for temporary defensive purposes depart from their stated investment objectives and invest more than 20% of their respective net assets in taxable investments. The High Yield Fund may for temporary defensive purposes invest in investment grade securities.

MISCELLANEOUS TECHNIQUES

  In addition to the techniques and investments described above, each Fund may, with respect to no more than 5% of its net assets, engage in the following techniques and investments: (i) portfolio securities lending, (ii) mortgage swaps (other than Short Duration Tax-Free and Municipal Income Funds) and interest rate swaps, caps, floors and collars, (iii) inverse floating-rate securities, (iv) yield curve options, (v) other investment companies, (vi) custodial receipts and (vii) with respect to the Short Duration Tax-Free and Municipal Income Funds, tender option bonds and standby commitments.

  In addition, each Fund may borrow up to 33 1/3% of its total assets from banks for temporary or emergency purposes. A Fund may not make additional investments if borrowings (excluding covered mortgage dollar rolls) exceed 5% of its total assets. For more information, see the Additional Statement.


                            INVESTMENT RESTRICTIONS

  Each Fund is subject to certain investment restrictions that are described in detail under "Investment Restrictions" in the Additional Statement. Fundamental investment restrictions of a Fund cannot be changed without approval of a majority of the outstanding shares of that Fund, as defined in the Additional Statement. Each Fund's investment objectives and all policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in a Fund's investment objectives, shareholders should consider whether that Fund still remains an appropriate investment in light of their then current financial positions and needs.

  The Short Duration Tax-Free and Municipal Income Funds' policy to invest, under normal market conditions, at least 80% of their respective net assets in Municipal Securities, the interest on which is exempt from regular federal income tax, is fundamental and may not be changed without shareholder approval. For more information on a Fund's investment restrictions, an investor should obtain the Additional Statement.

  NON-DIVERSIFIED STATUS. Since the Global Income Fund is "non-diversified" under the Act, it is subject only to certain federal tax diversification requirements. Under federal tax laws, the Global Income Fund may, with respect to 50% of its total assets, invest up to 25% of its total assets in the securities of any issuer (except that this limitation does not apply to U.S. Government Securities). With respect to the remaining 50% of the Fund's total assets, (1) the Fund may not invest more than 5% of its total assets in the securities of any one issuer (other than the U.S. government), and (2) the Fund may not acquire more than 10% of the outstanding voting securities of any one issuer. These tests apply at the end of each quarter of its taxable year and are subject to certain conditions and limitations under the Code. Since the Global Income Fund is not diversified under the Act, it will be more susceptible to adverse developments affecting any single issuer. The Adjustable Rate Government, Short Duration Government, Short Duration Tax-Free, Government Income, Municipal Income, Core Fixed Income and High Yield Funds are, in addition to these tax diversification requirements, also subject to the diversification requirements arising out of their diversified status under the Act.

                              PORTFOLIO TURNOVER

  Each Fund may engage in active short-term trading to benefit from yield disparities among different issues of securities or among the markets for fixed-income securities, or for other reasons. It is anticipated that the portfolio turnover rate of each Fund will vary from year to year. The portfolio turnover rate is computed by dividing the lesser of the dollar amount of securities purchased or securities sold (excluding all securities whose maturities at acquisition are one year or less) by the average monthly value of such securities owned during the year. A 100% turnover rate would occur, for example, if all of the securities held by a Fund were sold and replaced within one year. The Investment Adviser will not consider the portfolio turnover rate a limiting factor in making investment decisions for a Fund consistent with the Fund's investment objectives and portfolio management policies. A high rate of portfolio turnover results in increased transaction costs to a Fund. The portfolio turnover rate includes the effect of entering into mortgage dollar rolls. See "Financial Highlights" for a statement of each Fund's historical portfolio turnover rates.


                                  MANAGEMENT


TRUSTEES AND OFFICERS

  The Trustees are responsible for deciding matters of general policy and reviewing the actions of the Investment Advisers, distributor and transfer agent. The officers of the Trust conduct and supervise each Fund's daily business operations. The Additional Statement contains information as to the identity of, and other information about, the Trustees and officers of the Trust.

INVESTMENT ADVISERS

  INVESTMENT ADVISERS. Goldman Sachs Funds Management, L.P., One New York Plaza, New York, New York 10004, a Delaware limited partnership which is an affiliate of Goldman Sachs, serves as investment adviser to the Adjustable Rate Government and Short Duration Government Funds. Goldman Sachs Funds Management, L.P. registered as an investment adviser in 1990. Goldman Sachs Asset Management, One New York Plaza, New York, New York 10004, a separate operating division of Goldman Sachs, serves as the investment adviser to the Short Duration Tax-Free, Government Income, Municipal Income, Core Fixed Income and High Yield Funds. Goldman Sachs registered as an investment adviser in 1981. Goldman Sachs Asset Management International, 133 Peterborough Court, London EC4A 2BB, England, an affiliate of Goldman Sachs, serves as investment adviser to the Global Income Fund. Goldman Sachs Asset Management International became a member of the Investment Management Regulatory Organization Limited in 1990 and registered as an investment adviser in 1991. As of January 26, 1998, GSAM, GSFM and GSAMI, together with their affiliates, acted as investment adviser or distributor for assets in excess of $140 billion.

  Under a Management Agreement with each Fund, the applicable Investment Adviser, subject to the general supervision of the Trustees, provides day-to-day advice as to the Fund's portfolio transactions. Goldman Sachs has agreed to permit the Funds to use the name "Goldman Sachs" or a derivative thereof as part of each Fund's name for as long as a Fund's Management Agreement is in effect.

  In performing its investment advisory services, each Investment Adviser, while remaining ultimately responsible for the management of the Funds, is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. In addition, the Investment Advisers will have access to the research of, and certain proprietary technical models developed by, Goldman Sachs and may apply quantitative and qualitative analysis in determining the appropriate allocations among the categories of issuers and types of securities.

  Under the Management Agreement, each Investment Adviser also: (i) supervises all non-advisory operations of each Fund that it advises; (ii) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of each Fund;
(iii) arranges for at each Fund's expense (a) the preparation of all required tax returns, (b) the preparation and submission of reports to existing shareholders, (c) the periodic updating of prospectuses and statements of additional information and (d) the preparation of reports to be filed with the SEC and other regulatory authorities; (iv) maintains each Fund's records; and
(v) provides the Funds with office space and all necessary office equipment and services.

  ADJUSTABLE RATE GOVERNMENT AND SHORT DURATION GOVERNMENT FUNDS. The Funds' portfolio managers are Jonathan A. Beinner, Richard C. Lucy, James B. Clark, Peter D. Dion and James P. McCarthy. Their responsibilities include investing in the particular types of securities the Funds may hold. Mr. Beinner is a Managing Director of Goldman Sachs and Co-Head of GSAM's U.S. Fixed Income Department. Mr. Beinner joined the Investment Adviser in 1990. Mr. Lucy is a Vice President of Goldman Sachs and Co-Head of GSAM's U.S. Fixed Income Department. Mr. Lucy joined the Investment Adviser in 1992. Mr. Clark joined GSAM in 1994 after working as a senior trader at the Federal Home Loan Mortgage Corporation. Prior to that, he was an investment manager at Travelers Insurance Company. Mr. Dion is a Vice President of Goldman Sachs and joined GSAM in 1992. Mr. McCarthy is a Vice President of Goldman Sachs. Mr. McCarthy joined GSAM in 1995 after working as a bond trader at Nomura Securities.

  GOVERNMENT INCOME AND CORE FIXED INCOME FUNDS. The Funds' portfolio managers are Jonathan A. Beinner and Richard C. Lucy. See above for information about Mr. Beinner and Mr. Lucy. Messrs. Beinner and Lucy each specialize in investing in a particular type of security the Fund may hold. James Clark is also a portfolio manager for the Government Income Fund. See above for information about Mr. Clark.

  SHORT DURATION TAX-FREE AND MUNICIPAL INCOME FUNDS. The Funds' portfolio managers are Benjamin S. Thompson and Elisabeth Schupf Lonsdale. Mr. Thompson and Ms. Lonsdale each specialize in municipal securities. Mr. Thompson's responsibilities include developing investment strategy and structuring portfolios. Ms. Lonsdale is also responsible for GSAM's municipal credit research. Mr. Thompson worked in the institutional sales and marketing group at GSAM until he joined the fixed-income team in 1993. Prior to joining GSAM in early 1992, Mr. Thompson worked in the Structured Finance Group of the Chase Manhattan Bank. Before rejoining Goldman Sachs in 1995, Ms. Lonsdale was a Director of Fitch Investors Service evaluating the credit ratings of tax-backed issues. Prior to that, she worked for ten years in the Goldman Sachs Municipal Finance Department.

  GLOBAL INCOME FUND. The Fund's portfolio managers are Stephen Fitzgerald and Andrew Wilson. Mr. Fitzgerald joined GSAMI in 1992 and is an Executive Director and Chief Investment Officer for international fixed income. Mr. Wilson joined GSAMI in 1995 and is Executive Director and Portfolio Manager for international fixed income. Prior to joining GSAMI, he spent three years as an Assistant Director at Rothschild Asset Management where he was responsible for managing global and international bond portfolios, with specific focus on the U.S., Canadian, Australian and Japanese economies.

  HIGH YIELD FUND. The Fund's portfolio managers are Richard Buckholz, Christopher Testa, Michael L. Pasternak and Andrew Jessop. Mr. Buckholz is a Vice President of Goldman Sachs and is responsible for emerging markets fixed income portfolio management. Mr. Buckholz joined GSAM in 1994. Prior to joining GSAM, Mr. Buckholz was Head of Emerging Market Fixed Income Research at Bear Stearns & Company and previously in a similar position at Citibank. Mr. Testa is a Vice President of Goldman Sachs and Director of Credit Research responsible for corporate bond research. Mr. Testa joined GSAM in 1994. Prior to joining GSAM, Mr. Testa was a credit analyst with CS First Boston and prior to that he was an analyst for Metropolitan Life Insurance Company investing in private placements and public debt. Mr. Pasternak is a Vice President of Goldman Sachs and is responsible for managing high yield assets. Mr. Pasternak joined GSAM in 1997. Prior to joining GSAM, Mr. Pasternak spent eight years managing high yield corporate bond and loan portfolios at Saudi International Bank (an affiliate of JP Morgan) in London. Prior to that, he was an officer of the bank in Eurocurrency Lending and Syndications and served as an investment analyst in New York. Mr. Jessop is a Vice President of Goldman Sachs and is responsible for managing high yield assets. Mr. Jessup joined GSAM in 1997. Prior to joining GSAM, Mr. Jessop spent six years managing high yield portfolios at Saudi International Bank in London. Prior to that, he worked for the bank on the interest rate swap desk and served as an investment analyst in New York.

  It is the responsibility of the Investment Adviser to make the investment decisions for a Fund and to place the purchase and sale orders for a Fund's portfolio transactions in U.S. and foreign markets. Such orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Goldman Sachs or its affiliates. In effecting purchases and sales of portfolio securities for the Funds, the Investment Advisers will seek the best price and execution of a Fund's orders. In doing so, where two or more brokers or dealers offer comparable prices and execution for a particular trade, consideration may be given to whether the broker or dealer provides investment research or brokerage services or sells shares of any Goldman Sachs Fund. See the Additional Statement for a further description of the Investment Advisers' brokerage allocation practices.

  As compensation for its services rendered and assumption of certain expenses pursuant to separate Management Agreements, GSAM, GSFM and GSAMI are entitled to the following fees, computed daily and payable monthly at the annual rates listed below:

                                                               FOR THE FISCAL
                                                CONTRACTUAL YEAR OR PERIOD ENDED
                                                   RATE*     OCTOBER 31,  1997*
                                                ----------- --------------------
GSAM
----
  Short Duration Tax-Free......................    0.40%           0.40%
  Government Income............................    0.65%           0.25%
  Municipal Income.............................    0.55%           0.55%
  Core Fixed Income............................    0.40%           0.40%
  High Yield...................................    0.70%           0.65%
GSFM
----
  Adjustable Rate Government...................    0.40%           0.40%
  Short Duration Government....................    0.50%           0.40%
GSAMI
-----
  Global Income................................    0.90%           0.59%

--------

* The difference, if any, between the stated fees and the actual fees paid by the Funds reflects that the applicable Investment Adviser did not charge the full amount of the fees to which it would have been entitled for the year ended October 31, 1997. Effective March 1, 1998, the management fee for the Short Duration Government Fund and Government Income Fund will equal 0.50% and 0.65%, respectively. The Investment Advisers may discontinue or modify such limitations in the future at their discretion, although they have no current intention to do so.

  The Investment Advisers to the Short Duration Government, Short Duration Tax-Free, Government Income, Municipal Income, Core Fixed Income, Global Income and High Yield Funds have voluntarily agreed to reduce or limit certain "Other Expenses" of such Funds (excluding management fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses (and transfer agency fees in the case of the Global Income and High Yield Funds), to the extent such expenses exceed 0.05%, 0.05%, 0.00%, 0.05%, 0.05%, 0.06% and 0.14% per annum of such Funds' average daily net assets, respectively. Such reductions or limits, if any, are calculated monthly on a cumulative basis and may be discontinued or modified by the applicable Investment Adviser in its discretion at any time.

  ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS. The involvement of the Investment Advisers, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to a Fund or limit a Fund's investment activities. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Funds and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Funds. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds. The results of a Fund's investment activities, therefore, may differ from those of Goldman Sachs and its affiliates and it is possible that a Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for proprietary or other accounts. In addition, the Funds may, from time to time, enter into transactions in which other clients of Goldman Sachs have an adverse interest. From time to time, a Fund's activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. See "Management -- Activities of Goldman Sachs and its Affiliates and Other Accounts Managed by Goldman Sachs" in the Additional Statement for further information.

DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 85 Broad Street, New York, New York 10004, serves as the exclusive distributor (the "Distributor") of each Fund's shares. Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606, also serves as each Fund's transfer agent (the "Transfer Agent") and as such performs various shareholder servicing functions. Shareholders with inquiries regarding any Fund should contact Goldman Sachs (as Transfer Agent) at the address or the telephone number set forth on the back cover page of this Prospectus. Goldman Sachs is not entitled to receive a fee from the Global Income Fund with respect to the Institutional and Service Shares for transfer agency services. The Adjustable Rate Government, Short Duration Government, Short Duration Tax-Free, Government Income, Municipal Income and Core Fixed Income Funds pay Goldman Sachs transfer agency fees and expenses with respect to Institutional and Service Shares equal to that class's proportionate share of the total transfer agency costs borne by the Fund. Those costs are equal to a fixed per account charge of $12,000 per year plus $7.50 per account, together with out-of-pocket and transaction related expenses applicable to Class A, Class B and Class C shares where applicable plus 0.04% of the average daily net assets of the other classes of the Funds. Goldman Sachs is entitled to receive a fee from the High Yield Fund equal to .04% of the average daily net assets of Institutional and Service Shares. In each case, Institutional Shares of a Fund may bear fees paid to Service Organizations or other persons providing sub-transfer agency and similar services.

  From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Funds. Goldman Sachs reserves the right to redeem at any time some or all of the shares acquired for its own account.


                                   DIVIDENDS

  Each Fund (other than the Global Income Fund) will declare a daily dividend which will be paid monthly. The Global Income Fund will declare and pay dividends monthly. Over the course of the fiscal year, dividends accrued and paid will constitute all or substantially all of the Funds' net investment income. From time to time a portion of such dividends may constitute a return of capital. In the case of Core Fixed Income, Global Income and High Yield Funds, net loss, if any, from certain foreign currency transactions or instruments that is otherwise taken into account in calculating net investment income or net realized capital gains for accounting purposes may not be taken into account in determining the amount of dividends to be declared and paid, with the result that a portion of the Fund's dividends may be treated as a return of capital, nontaxable to the extent of a shareholder's tax basis in his shares. The Funds also intend that all net realized capital gains will be declared as a dividend at least annually. In determining amounts of capital gains to be distributed, capital losses, including any available capital loss carryovers from prior years will be offset against capital gains.

  A Fund's net investment income is determined on a daily basis (monthly in the case of the Global Income Fund). On days on which net asset value is calculated, such determination is made immediately prior to the calculation of a Fund's net asset value. On days on which net asset value is not calculated, such determination is made as of 3:00 p.m. Chicago time.

  Payment of dividends (other than the Global Income Fund) from net investment income will be made on the last calendar day of each month in additional shares of a Fund at the net asset value on such day, unless cash distributions are elected, in which case, cash payment will be made on the first Business Day of the succeeding month. In the case of Global Income Fund, reinvestment of dividends from net investment income in additional shares of the Fund will be made on the second to last Business Day of each month. Cash dividends will be paid on or about the last Business Day of the month. Payment of dividends with respect to capital gains, if any, when declared will be made in additional shares of the Fund at the net asset value on the payment date, unless cash distributions are elected. This election to receive dividends in cash is initially made on the Account Information Form and may be changed upon written notice to the Transfer Agent at any time prior to the record date for a particular dividend or distribution. If cash dividends are elected with respect to the Fund's monthly net investment income dividends, then cash dividends must also be elected with respect to the non-long-term capital gains component, if any, of the Fund's annual dividend.

  At the time of an investor's purchase of shares of a Fund, a portion of the net asset value per share may be represented by undistributed income (in the case of the Global Income Fund) or realized or unrealized appreciation of any Fund's portfolio securities. Therefore, subsequent distributions on such shares from such income or realized appreciation may be taxable to the investor even if the net asset value of the shares is, as a result of the distributions, reduced below the cost of such shares and the distributions (or portions thereof) represent a return of a portion of the purchase price.

                                NET ASSET VALUE

  The net asset value per share of each class of a Fund is calculated by the Fund's custodian as of the close of regular trading on the New York Stock Exchange (normally, but not always, 3:00 p.m. Chicago time, 4:00 p.m. New York time) on each Business Day (as such term is defined under "Additional Information") immediately after the determination, if any, of the income to be declared as a dividend (except in the case of the Global Income Fund). Net asset value per share of each class is calculated by determining the net assets of each class and dividing by the number of outstanding shares of that class.

  Each Fund's portfolio securities for which accurate market quotations are readily available are valued on the basis of quotations, which may be furnished by a pricing service or provided by dealers in such securities and other portfolio securities are valued at fair value, based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the Trustees. Debt obligations with a remaining maturity of 60 days or less are valued at amortized cost. The Board of Trustees has determined that the amortized cost of such securities approximates fair market value.


                            PERFORMANCE INFORMATION

  From time to time each Fund may publish yield, distribution rate and average annual total return and the Short Duration Tax-Free and Municipal Income Funds may publish their tax equivalent yields in advertisements and communications to shareholders or prospective investors. Average annual total return is determined by computing the average annual percentage change in value of $1,000 invested at the maximum public offering price for specified periods ending with the most recent calendar quarter, assuming reinvestment of all dividends and distributions at net asset value. The total return calculation assumes a complete redemption of the investment at the end of the relevant period. Each Fund may also from time to time advertise total return on a cumulative, average, year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules. In addition to the above, each Fund may from time to time advertise its performance relative to certain averages, performance rankings, indices, other information prepared by recognized mutual fund statistical services and investments for which reliable performance data is available.

  Yield is computed by dividing net investment income earned during a recent thirty-day period by the product of the average daily number of shares outstanding and entitled to receive dividends during the period and the maximum offering price per share on the last day of the relevant period. The results are compounded on a bond equivalent (semiannual) basis and then annualized. Net investment income per share is equal to the dividends and interest earned during the period, reduced by accrued expenses for the period. The calculation of net investment income for these purposes may differ from the net investment income determined for accounting purposes.

  Tax equivalent yield represents the yield an investor would have to earn to equal, after taxes, the Short Duration Tax-Free and Municipal Income Funds' tax-free yield. Tax equivalent yield is calculated by dividing a Fund's tax-exempt yield by one minus a stated federal tax rate.

  Quotations of distribution rates are calculated by annualizing the most recent distribution of net investment income for a monthly, quarterly or other relevant period and dividing this amount by the net asset value per share or maximum public offering price on the last day of the period for which the distribution rates are being calculated.

  Each Fund's yield, total return and distribution rate will be calculated separately for each class of shares in existence. Because each class of shares may be subject to different expenses, the yield, total return and distribution rate calculations with respect to each class of shares for the same period will differ. See "Shares of the Trust."

  The investment results of a Fund will fluctuate over time and any presentation of investment results for any prior period should not be considered a representation of what an investment may earn or what the Fund's performance may be in any future period. In addition to information provided in shareholder reports, the Funds may, in their discretion, from time to time, make a list of their holdings available to investors upon request.


                              SHARES OF THE TRUST

  Each Fund is a series of the Goldman Sachs Trust, which was formed under the laws of the State of Delaware on January 28, 1997. The Funds were formerly series of Goldman Sachs Trust, a Massachusetts business trust, and were reorganized into the Trust as of April 30, 1997. The Trustees have authority under the Trust's Declaration of Trust to create and classify shares of beneficial interest in separate series, without further action by shareholders. Additional series may be added in the future. The Trustees also have authority to classify or reclassify any series or portfolio of shares into one or more classes.

  When issued, shares are fully paid and non-assessable. In the event of liquidation, shareholders are entitled to share pro rata in the net assets of the applicable Fund available for distribution to such shareholders. All shares are freely transferable and have no preemptive, subscription or conversion rights. Shareholders are entitled to one vote per share, provided that at the option of the Trustees, shareholders will be entitled to a number of votes based upon the net asset values represented by their shares.

  The Trust does not intend to hold annual meetings of shareholders. However, pursuant to the Trust's By-Laws, the recordholders of at least 10% of the shares outstanding and entitled to vote at a special meeting may require the Trust to hold such special meeting of shareholders for any purpose, and recordholders may, under certain circumstances, as permitted by the Act, communicate with other shareholders in connection with requiring a special meeting of shareholders. The Trustees will call a special meeting of shareholders for the purpose of electing Trustees, if, at any time, less than a majority of Trustees holding office at the time were elected by shareholders.

  In the interest of economy and convenience, the Trust does not issue certificates representing the Funds' shares. Instead, the Transfer Agent maintains a record of each shareholder's ownership. Each shareholder receives confirmation of purchase and redemption orders from the Transfer Agent. Fund shares and any dividends and distributions paid by the Funds are reflected in account statements from the Transfer Agent.

  As of February 1, 1998, the shareholders listed below owned beneficially and of record 25% or more of the outstanding shares of the following Funds: Short Duration Government Fund--State Street Bank and Trust Company, P.O. Box 1992, Boston, MA 02105-1992 (29.64%); Core Fixed Income Fund--Vinson and Elkins Lawyers, Retirement Plan, Texas Commerce Bank N.A., P.O. Box 2550, Houston, TX 77252-2558 (25.48%).

                                   TAXATION


FEDERAL TAXES

  Each Fund is treated as a separate entity for tax purposes, has elected to be treated as a regulated investment company and intends to qualify for such treatment for each taxable year under Subchapter M of the Code. To qualify as such, a Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders. As a regulated investment company, a Fund will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its shareholders in accordance with certain timing requirements of the Code.

  The Short Duration Tax-Free and Municipal Income Funds intend to satisfy certain requirements of the Code so that they may distribute the tax-exempt interest they receive as "exempt-interest dividends," as defined in the Code. If such requirements are satisfied, distributions of the Short Duration Tax-Free and Municipal Income Funds that are attributable to interest on tax-exempt obligations and that the Funds properly designate as exempt-interest dividends will be exempt from regular federal income tax, although all or a portion of these distributions may be subject to the federal alternative minimum tax and may be includable in the tax base for determining taxability of social security or railroad retirement benefits. Persons who are "substantial users" (or related persons to such substantial users) of facilities financed by industrial development or certain private activity bonds should consult their own tax advisers before purchasing shares of the Short Duration Tax-Free and Municipal Income Funds. Interest on indebtedness incurred or continued to purchase or carry shares of the Short Duration Tax-Free and Municipal Income Funds is not deductible to the extent attributable to the Funds' distributions that are exempt-interest dividends.

  Dividends paid by a Fund from net investment income, certain net realized foreign exchange gains, the excess of net short-term capital gain over net long-term capital loss and original issue discount or market discount income will be taxable to shareholders as ordinary income, except for any exempt-interest dividends paid by Short Duration Tax-Free and Municipal Income Funds, as described above. Distributions out of the net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, of a Fund, will be taxed to shareholders as long-term capital gains, regardless of the length of time a shareholder has held his or her shares or whether such gain was reflected in the price paid for the shares. Such long-term capital gain will constitute 20% or 28% rate gain, depending upon the Fund's holding period for the assets the sale of which generated the gain. These tax consequences will apply whether distributions are received in cash or reinvested in shares. Certain distributions paid by a Fund in January of a given year may be taxable to shareholders as if received the prior December
31. Shareholders will be informed annually about the amount and character of distributions received from the Funds for federal income tax purposes.

  Investors should consider the tax implications of buying shares immediately prior to a distribution. Investors who purchase shares shortly before the record date for a distribution other than a daily dividend will pay a per share price that includes the value of the anticipated distribution and will be taxed on any taxable distribution even though the distribution represents a return of a portion of the purchase price.

  Redemptions and exchanges of shares are taxable events.

  Individuals and certain other classes of shareholders may be subject to 31% backup withholding of federal income tax on distributions (other than exempt-interest dividends), redemptions and exchanges if they fail to furnish their correct taxpayer identification number and certain certifications required by the Internal Revenue Service or if they are otherwise subject to backup withholding. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to nonresident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty) on amounts treated as ordinary dividends from the Funds.

  The Core Fixed Income, Global Income and High Yield Funds may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. In general, a Fund may deduct these taxes in computing its taxable income, if any. As an alternative, if more than 50% of the value of the total assets of the Global Income Fund is comprised of securities of foreign corporations at the end of its taxable year and the Fund so elects, the Fund's shareholders will include in their gross incomes (in addition to dividends and distributions they receive) their pro rata shares of qualified foreign taxes paid by the Fund and may be entitled under the Code to claim foreign tax credits or deductions with respect to such taxes.

OTHER TAXES

  In addition to federal taxes, a shareholder may be subject to state, local or foreign taxes on payments received from the Funds, including exempt-interest dividends. A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent (if any) a Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. government obligations and/or tax-exempt municipal obligations issued by or on behalf of the particular state or a political subdivision thereof, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. For a further discussion of certain tax consequences of investing in shares of the Funds, see "Taxation" in the Additional Statement. Shareholders are urged to consult their own tax advisers regarding specific questions as to federal, state and local taxes as well as to any foreign taxes.

                          ADDITIONAL INFORMATION

  As used in this Prospectus, the term "Business Day" means any day the New York Stock Exchange is open for trading, which is Monday through Friday except for holidays. The New York Stock Exchange is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                              ADDITIONAL SERVICES

  The Trust, on behalf of the Funds, has adopted a Service Plan with respect to the Service Shares which authorizes a Fund to compensate certain institutions ("Service Organizations") for providing account administration and personal and account maintenance services to their customers who are beneficial owners of such Shares. The Trust, on behalf of the Funds, enters into agreements with Service Organizations which purchase Service Shares on behalf of their customers ("Service Agreements"). The Service Agreements provide for compensation to the Service Organizations in an amount up to 0.50% (on an annualized basis) of the average daily net assets of the Service Shares of the Fund attributable to or held in the name of the Service Organization for its customers; provided, however, that the fee paid for personal and account maintenance services shall not exceed 0.25% of such average daily net assets. The services provided by the Service Organizations may include acting, directly or through an agent, as the sole shareholder of record, maintaining account records for customers, processing orders to purchase, redeem or exchange Service Shares for customers, responding to inquiries from prospective and existing shareholders and assisting customers with investment procedures.

  Normally, purchase, exchange and redemption orders processed by a Service Organization on behalf of its customers will not be effective until received by Goldman Sachs as described herein. The Trust may, however, authorize certain Service Organizations, to accept on the Trust's behalf orders placed by their customers and, if approved by the Trust, to designate other intermediaries to accept such orders. In these cases, a Fund will be deemed to have received an order in proper form when the order is accepted by the authorized Service Organization or intermediary on a Business Day, and the order will be priced at a Fund's net asset value per share next determined after such acceptance. The Service Organization or intermediary will be responsible for transmitting accepted orders to the Trust within the period agreed upon by them. A customer may contact its Service Organization to learn whether the Service Organization is authorized to accept orders. Service Organizations that are authorized to accept orders for the Trust may receive payments from the Funds or Goldman Sachs that are in addition to the payments payable to the Trust under the Service Plan.

  Holders of Service Shares of a Fund bear all expenses and fees paid to Service Organizations under the Service Plan as well as any other expenses which are directly attributable to such Shares.

  Service Organizations may charge other fees to their customers who are the beneficial owners of Service Shares in connection with their customer accounts. These fees would be in addition to any amounts received by the Service Organization under a Service Agreement and may affect the return earned on an investment in the Fund. The Trust, on behalf of the Funds, accrues payments made pursuant to a Service Agreement daily. All inquiries of beneficial owners of Service Shares should be directed to the owners' Service Organization.

  For the fiscal year ended October 31, 1997, the Trust, on behalf of each Fund, paid the Service Organizations fees at the annual rate of 0.50% of each Fund's average daily net assets attributable to Service Shares.


                            REPORTS TO SHAREHOLDERS

  Recordholders of Service Shares of the Funds will receive an annual report containing audited financial statements and a semi-annual report. Each recordholder of Service Shares will also be provided with a printed confirmation for each transaction in its account and a monthly account statement (quarterly in the case of Global Income Fund). A year-to-date statement for any account will be provided to a Service Organization upon request made to Goldman Sachs.

  Service Organizations will be responsible for providing services similar to those described above to their customers who are the beneficial owners of such Shares. For example, Service Organizations are responsible for providing each customer exercising investment discretion with monthly statements with respect to such customer's account in lieu of an immediate confirmation of each transaction.


                          PURCHASE OF SERVICE SHARES

  Customers of Service Organizations may invest in Service Shares only through their Service Organizations. Service Shares may be purchased on any Business Day at the net asset value per share next determined after receipt of an order by Goldman Sachs from a Service Organization. (See "Additional Services" for a description of limited situations where a Service Organization or other intermediary may be authorized to accept orders for the Funds.) No sales load will be charged. Currently, net asset value is determined as of the close of regular trading on the New York Stock Exchange (normally, but not always, 3:00 p.m. Chicago time, 4:00 p.m. New York time), as described under "Net Asset Value." Purchases of Service Shares of the Funds must be settled within three
(3) Business Days of the receipt of a complete purchase order. Payment of the proceeds of redemption of shares purchased by check may be delayed for a period of time as described under "Redemption of Service Shares."

  The Service Organizations are responsible for the timely transmittal of purchase orders to Goldman Sachs and payments to Northern, State Street or Goldman Sachs. In order to facilitate timely transmittal, the Service Organizations have established times by which purchase orders and payments must be received by them.

PURCHASE PROCEDURES APPLICABLE TO EACH FUND OTHER THAN THE GLOBAL INCOME FUND

  Purchases of Service Shares by a Service Organization may be made by placing an order with Goldman Sachs at 800-621-2550 and either wiring federal funds to the Northern Trust Company ("Northern") as subcustodian for State Street Bank and Trust Company ("State Street") on the next Business Day or initiating an ACH transfer to ensure receipt by Northern on the next Business Day. Purchases may also be made by a Service Organization by check (except that the Trust will not accept a check drawn on a foreign bank or a third-party check) or Federal Reserve draft made payable to Goldman Sachs Fixed Income Funds--Name of Fund and Class of shares and should be directed to Goldman Sachs Fixed Income Funds--Name of Fund and Class of shares c/o GSAM Shareholder Services, 4900 Sears Tower, Chicago, Illinois 60606.

PURCHASE PROCEDURES APPLICABLE TO THE GLOBAL INCOME FUND

  Purchases of Service Shares may be made by a Service Organization placing an order with Goldman Sachs at 800-621-2550 and either wiring federal funds to State Street or initiating an ACH transfer. Purchases may also be made by a Service Organization by check (except that the Trust will not accept a check drawn on a foreign bank or a third-party check) or Federal Reserve draft made payable to Goldman Sachs Fixed Income Funds--Name of Fund and Class of shares and should be directed to Goldman Sachs Fixed Income Funds--Name of Fund and Class of shares c/o National Financial Data Services, Inc., P.O. Box 419711, Kansas City, MO 64141-6711.

OTHER PURCHASE INFORMATION

  The Funds do not have any minimum purchase or account requirements with respect to Service Shares. A Service Organization may, however, impose a minimum amount for initial and subsequent investments in Service Shares, and may establish other requirements such as a minimum account balance. A Service Organization may effect redemptions of noncomplying accounts, and may impose a charge for any special services rendered to its customers. Customers should contact their Service Organizations for further information concerning such requirements and charges.

  Service Shares of the Global Income Fund will be issued and dividends will begin to be paid with respect to dividends which accrue on or after the purchase of Service Shares. For the other Funds, the following applies:

    PURCHASE BY FEDERAL FUNDS WIRE OR ACH TRANSFER. If a purchase order is received with a specified settlement date from a Service Organization in proper form before the determination of net asset value that day and payment is made by wire transfer or ACH transfer, shares will be issued and dividends will begin to accrue on the purchased shares on the later of (i) the Business Day after receipt of the purchase order or (ii) the day of receipt of a federal funds wire or an ACH transfer by State Street. For purchases without a specified settlement date, shares will be issued and dividends declared with respect to such shares will begin to accrue on the Business Day after payment is so received.

    PURCHASE BY CHECK OR FEDERAL RESERVE DRAFT. If a purchase order is received with a specified settlement date from a Service Organization in proper form before the determination of net asset value that day and payment is made by check or Federal Reserve draft, shares will be issued and dividends will begin to accrue on the purchased shares on the Business Day after the date payment is received. For purchases without a specified settlement date, shares will be issued and dividends declared with respect to such shares will begin to accrue on the Business Day after payment is so received.

  The Funds reserve the right to redeem Service Shares of any Service Organization whose account balance is less than $50 as a result of earlier redemptions. Such redemptions will not be implemented if the value of a recordholder's account falls below the minimum account balance solely as a result of market conditions. A Fund will give sixty (60) days' prior written notice to Service Organizations whose Service Shares are being redeemed to allow them to purchase sufficient additional Service Shares to avoid such redemption.

  The Funds and Goldman Sachs each reserves the right to reject any specific purchase order (including exchanges) or to restrict purchases or exchanges by a particular purchaser (or group of related purchasers). This may occur, for example, when a purchaser or a group of purchasers' pattern of frequent purchases, sales or exchanges of Service Shares of a Fund is evident, or if purchases, sales or exchanges are, or a subsequent abrupt redemption might be, of a size that would disrupt management of a Fund.

  In the sole discretion of Goldman Sachs, a Fund may accept securities instead of cash for the purchase of shares of the Fund. Such purchases will be permitted only if the Investment Adviser determines that any securities acquired in this manner are consistent with the Fund's investment objectives, restrictions and policies and are desirable investments for the Fund.

  The Investment Advisers, Distributor, and/or their affiliates, also pay additional compensation from time to time, out of their assets and not as an additional charge to the Funds, to selected Service Organizations and other persons in connection with the sale of shares of the Funds and other investment portfolios of the Trust (such as additional payments based on new sales amounts exceeding pre-established thresholds, or the length of time customer assets have remained in the Trust) and, subject to applicable NASD regulations, contribute to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions in which participants may receive reimbursement of expenses, entertainment and prizes such as travel awards, merchandise, cash, investment research and educational information and related support materials. This additional compensation can vary among Service Organizations depending upon such factors as the amounts their customers have invested (or may invest) in particular investment portfolios of the Trust, the particular program involved, or the amount of reimbursable expenses. Additional compensation based on sales may, but is currently not expected to, exceed .50% (annualized) of the amount invested. For further information, see the Additional Statement.


                              EXCHANGE PRIVILEGE

  Service Shares of the Funds may be exchanged by a Service Organization for
(i) Service Shares of any other mutual fund sponsored by Goldman Sachs and designated as an eligible fund for this purpose and (ii) the corresponding class of any Goldman Sachs Money Market Fund at the net asset value next determined either by writing to Goldman Sachs, Attention: Goldman Sachs Fixed Income Funds--Name of Fund and Class of shares, c/o GSAM Shareholder Services, 4900 Sears Tower, Chicago, Illinois 60606 or, if previously elected in the Fund's Account Information Form, by telephone at 800-621-2550 (7:00 a.m. to 5:30 p.m. Chicago time). A shareholder should obtain and read the prospectus relating to any other fund and its shares and consider its investment objective, policies and applicable fees before making an exchange. Service Shares acquired by telephone exchange must be registered in the same name(s) and have the same address as Service Shares of the Fund for which the exchange is being made.

  In an effort to prevent unauthorized or fraudulent exchanges by telephone, Goldman Sachs employs reasonable procedures as set forth under "Redemption of Service Shares" to confirm that such instructions are genuine. In times of drastic economic or market changes, the telephone exchange privilege may be difficult to implement. For federal income tax purposes, an exchange is treated as a redemption of the Service Shares surrendered in the exchange, on which an investor may be subject to tax, followed by a purchase of Service Shares, or the corresponding class of any Goldman Sachs Money Market Funds received in the exchange. Shareholders should consult their own tax advisers concerning the tax consequences of an exchange. Exchanges are available only in states where exchanges may legally be made. The exchange privilege may be materially modified or withdrawn at any time on sixty (60) days' written notice to recordholders of Service Shares and is subject to certain limitations. See "Purchase of Service Shares."


                         REDEMPTION OF SERVICE SHARES

  The Funds will redeem their Service Shares upon request of a recordholder of such Shares on any Business Day at the net asset value next determined after receipt of a request in proper form by Goldman Sachs. (See "Additional Services" for a description of limited situations where a Service Organization or other intermediary may be authorized to accept requests for the Funds.) If Service Shares to be redeemed were recently purchased by check, a Fund may delay transmittal of redemption proceeds until such time as it has assured itself that good funds have been collected for the purchase of such Service Shares. This may take up to fifteen (15) days.

Redemption requests may be made by a Service Organization by writing to or calling the Transfer Agent at the address or telephone number set forth on the back cover page of this Prospectus. A Service Organization may request redemptions by telephone if the optional telephone redemption privilege is elected on the Account Information Form. It may be difficult to implement redemptions by telephone in times of drastic economic or market changes.

  In an effort to prevent unauthorized or fraudulent redemption or exchange requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. Among other things, any redemption request that requires money to go to an account or address other than that designated on the Account Information Form must be in writing and signed by an authorized person designated on the Account Information Form. Any such written request is also confirmed by telephone with both the requesting party and the designated bank account to verify instructions. Exchanges among accounts with different names, addresses and social security or other taxpayer identification numbers must be in writing and signed by an authorized person designated on the Account Information Form. Other procedures may be implemented from time to time concerning telephone redemptions and exchanges. If reasonable procedures are not implemented, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, neither the Funds, the Trust nor Goldman Sachs will be responsible for the authenticity of redemption or exchange instructions received by telephone. Service Shares of each Fund (other than Global Income Fund) to be redeemed earn dividends declared on the day the shares are redeemed.

  The Funds will arrange for the proceeds of redemptions effected by any means to be wired to the recordholder of Service Shares or, if the recordholder elects in writing, by check. Redemption proceeds paid by wire transfer will normally be wired on the next Business Day in federal funds (for a total one-day delay), but may be paid up to three (3) days after receipt of a properly executed redemption request. Wiring of redemption proceeds may be delayed one additional Business Day if the Federal Reserve Bank is closed on the day redemption proceeds would ordinarily be wired. Redemption proceeds paid by check will normally be mailed to the address of record within three (3) Business Days of receipt of a properly executed redemption request. Once wire transfer instructions have been given by Goldman Sachs, neither the Funds, the Trust nor Goldman Sachs assumes any further responsibility for the performance of intermediaries or the customer's Service Organization in the transfer process. If a problem with such performance arises, the customer should deal directly with such intermediaries or Service Organizations.

  Additional documentation regarding a redemption by any means may be required to effect a redemption when deemed appropriate by the Transfer Agent. The request for such redemption will not be considered to have been received in proper form until such additional documentation has been submitted to the Transfer Agent by the recordholder of Service Shares.

  Service Organizations are responsible for the timely transmittal of redemption requests by their customers to the Transfer Agent. In order to facilitate timely transmittal of redemption requests, Service Organizations have established times by which redemption requests must be received by them. Additional documentation may be required when deemed appropriate by a Service Organization.

                               ----------------

                                   APPENDIX


                   GUIDELINES FOR CERTIFICATION OF TAXPAYER
               IDENTIFICATION NUMBER ON ACCOUNT INFORMATION FORM

  You are required by law to provide a Fund with your correct Taxpayer Identification Number (TIN), regardless of whether you file tax returns. Failure to do so may subject you to penalties. Failure to provide your correct TIN and to sign your name in the Certification section of the Account Information Form could result in withholding of 31% by a Fund for the federal backup withholding tax on distributions, redemptions, exchanges and other payments relating to your account.

  Any tax withheld may be credited against taxes owed on your federal income tax return.

  If you do not have a TIN, you should apply for one immediately by contacting your local office of the Social Security Administration or the Internal Revenue Service (IRS). Backup withholding could apply to payments relating to your account while you are awaiting receipt of a TIN.

  Special rules apply for certain entities. For example, for an account established under a Uniform Gifts or Transfers to Minors Act, the TIN of the minor should be furnished.

  If you have been notified by the IRS that you are subject to backup withholding because you failed to report your interest and/or dividend income on your tax return and you have not been notified by the IRS that such withholding should cease, you must cross out item (2) in the Certification section of the Account Information Form.

  If you are an exempt recipient, you should furnish your TIN and certify your exemption by signing the Certification section and writing "exempt" after your signature. Exempt recipients include: corporations, tax-exempt pension plans and IRA's, governmental agencies, financial institutions, registered securities and commodities dealers and others.

  If you are a nonresident alien or foreign entity, you must provide a completed Form W-8 to the Fund in order to avoid backup withholding on certain payments. Other payments to you may be subject to nonresident alien withholding of up to 30%.

  For further information regarding backup and nonresident alien withholding, see Sections 3406, 1441 and 1442 of the Internal Revenue Code and consult your tax adviser.

--------------------------------------------------------------------------------

GOLDMAN SACHS ASSET
MANAGEMENT
ONE NEW YORK PLAZA
NEW YORK, NEW YORK 10004

GOLDMAN SACHS FUNDS
MANAGEMENT, L.P.
ONE NEW YORK PLAZA
NEW YORK, NEW YORK 10004

GOLDMAN SACHS ASSET
MANAGEMENT INTERNATIONAL
133 PETERBOROUGH COURT
LONDON, ENGLAND EC4A 2BB

GOLDMAN, SACHS & CO.
DISTRIBUTOR
85 BROAD STREET
NEW YORK, NEW YORK 10004

GOLDMAN, SACHS & CO.
TRANSFER AGENT
4900 SEARS TOWER
CHICAGO, ILLINOIS 60606

STATE STREET BANK AND TRUST COMPANY
CUSTODIAN
1776 HERITAGE DRIVE
NORTH QUINCY, MASSACHUSETTS 02171

ARTHUR ANDERSEN LLP
INDEPENDENT PUBLIC ACCOUNTANTS
225 FRANKLIN STREET
BOSTON, MASSACHUSETTS 02110

TOLL FREE (IN U.S.) . . . . . . . .  800-621-2550

FIPROSVC
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

GOLDMAN SACHS
FIXED INCOME FUNDS


--------------------------------------------------------------------------------

PROSPECTUS
SERVICE SHARES



[LOGO] GOLDMAN
       SACHS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  This Prospectus provides information about Goldman Sachs Trust (the "Trust") and the Funds that a prospective investor should understand before investing. This Prospectus should be retained for future reference. A Statement of Additional Information (the "Additional Statement"), dated March 1, 1998, containing further information about the Trust and the Funds which may be of interest to investors, has been filed with the Securities and Exchange Commission ("SEC"), is incorporated herein by reference in its entirety, and may be obtained without charge from Service Organizations (as defined herein) or Goldman Sachs by calling the telephone number, or writing to one of the addresses, listed on the back cover of this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the Additional Statement and other information regarding the Trust.

ADMINISTRATION SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                        (continued on next page)
PROSPECTUS
                     GOLDMAN SACHS FIXED INCOME FUNDS
March 1, 1998            ADMINISTRATION SHARES
GOLDMAN SACHS ADJUSTABLE RATE GOVERNMENT FUND
  Seeks a high level of current income, consistent with low volatility of principal. The Fund invests primarily in adjustable rate mortgage pass-through securities and other mortgage securities with periodic interest rate resets, which are issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND
  Seeks a high level of current income and secondarily, in seeking current in-come, may also consider the potential for capital appreciation. The Fund in-vests primarily in securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises.
GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
  Seeks a high level of current income, consistent with relatively low vola-tility of principal, that is exempt from regular federal income tax. The Fund invests primarily in municipal securities.

GOLDMAN SACHS CORE FIXED INCOME FUND
  Seeks a total return consisting of capital appreciation and income that ex-ceeds the total return of the Lehman Brothers Aggregate Bond Index. The Fund invests primarily in fixed-income securities, including securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or spon-sored enterprises, corporate securities, mortgage-backed securities and as-set-backed securities.

(cover continued)

  THE ADJUSTABLE RATE GOVERNMENT AND SHORT DURATION GOVERNMENT FUNDS' NET ASSET VALUES AND YIELDS ARE NOT GUARANTEED BY THE U.S. GOVERNMENT OR BY ITS AGENCIES, INSTRUMENTALITIES OR SPONSORED ENTERPRISES.

  THE CORE FIXED INCOME FUND MAY INVEST IN SECURITIES OF FOREIGN ISSUERS AND FOREIGN CURRENCIES THAT ENTAIL CERTAIN RISKS NOT CUSTOMARILY ASSOCIATED WITH INVESTING IN U.S. DOLLAR-DENOMINATED FIXED-INCOME SECURITIES. IN PARTICULAR, THE SECURITIES MARKETS OF EMERGING MARKET COUNTRIES ARE LESS LIQUID, ARE SUBJECT TO GREATER PRICE VOLATILITY, HAVE SMALLER MARKET CAPITALIZATIONS, HAVE LESS GOVERNMENT REGULATION AND ARE NOT SUBJECT TO AS EXTENSIVE AND FREQUENT ACCOUNTING, FINANCIAL AND OTHER REPORTING REQUIREMENTS AS THE SECURITIES MARKETS OF MORE DEVELOPED COUNTRIES. INVESTORS SHOULD CONSIDER THE RISKS ASSOCIATED WITH INVESTMENT IN A FUND INVESTING IN FOREIGN SECURITIES. THE FUND MAY NOT BE SUITABLE FOR ALL INVESTORS. SEE "DESCRIPTION OF SECURITIES" AND "RISK FACTORS."

  Goldman Sachs Funds Management, L.P. ("GSFM"), New York, New York, an affiliate of Goldman, Sachs & Co. ("Goldman Sachs"), serves as investment adviser to the Adjustable Rate Government and Short Duration Government Funds. Goldman Sachs Asset Management ("GSAM"), New York, New York, a separate operating division of Goldman Sachs, serves as investment adviser to the Short Duration Tax-Free and Core Fixed Income Funds. GSAM and GSFM are each referred to in this Prospectus as the "Investment Adviser." Goldman Sachs serves as each Fund's distributor and transfer agent.

                               TABLE OF CONTENTS

                                      PAGE
                                      ----
Fund Highlights.....................    1
Fees and Expenses...................    5
Financial Highlights................    7
Investment Objectives and Policies..   11
Description of Securities...........   14
Risk Factors........................   21
Investment Techniques...............   23
Investment Restrictions.............   26
Portfolio Turnover..................   26
Management..........................   27
Dividends...........................   30

                                                                       PAGE
                                                                       ----
Net Asset Value.......................................................  31
Performance Information...............................................  31
Shares of the Trust...................................................  32
Taxation..............................................................  33
Additional Information................................................  34
Administration Plan...................................................  35
Reports to Shareholders...............................................  35
Purchase of Administration Shares.....................................  36
Exchange Privilege....................................................  37
Redemption of Administration Shares...................................  38
Appendix.............................................................. A-1

                                FUND HIGHLIGHTS

   The following is intended to highlight certain information and is qualified in its entirety by the more detailed information contained in this Prospectus.

 WHAT IS THE GOLDMAN SACHS TRUST?

   The Goldman Sachs Trust is an open-end management investment company that offers its shares in several investment funds (mutual funds). Each Fund pools the monies of investors by selling its shares to the public and investing these monies in a portfolio of securities designed to achieve that Fund's stated investment objectives.

 WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS?

   Each Fund has distinct investment objectives and policies. There can be no assurance that a Fund's objectives will be achieved. For a further description of each Fund's investment objectives and policies, see "Investment Objectives and Policies," "Description of Securities" and "Investment Techniques."

 WHO MANAGES THE FUNDS?

   Goldman Sachs Funds Management, L.P., serves as Investment Adviser to the Adjustable Rate Government and Short Duration Government Funds. Goldman Sachs Asset Management serves as Investment Adviser to the Short Duration Tax-Free and Core Fixed Income Funds. As of January 26, 1998, the Investment Advisers, together with their affiliates, acted as Investment Adviser or distributor for assets in excess of $140 billion.

 WHO DISTRIBUTES THE FUNDS' SHARES?

   Goldman Sachs acts as distributor of each Fund's shares.

                                                         EXPECTED
                                                       APPROXIMATE
                                                         INTEREST
                    INVESTMENT                             RATE
  FUND NAME         OBJECTIVES          DURATION       SENSITIVITY    INVESTMENT SECTOR      CREDIT QUALITY    OTHER INVESTMENTS
--------------  ------------------ ------------------- ------------ ---------------------- ------------------ -------------------
ADJUSTABLE      A high level of    Target = 6-month    9-month note At least 65% of        U.S. Government    Fixed-rate
RATE            current income,    to 1-year                        total assets in        Securities         mortgage
GOVERNMENT      consistent with    U.S. Treasury                    securities issued or                      pass-through
FUND            low volatility     Security                         guaranteed by the                         securities and
                of principal.      Maximum = 2 years                U.S. government,                          repurchase
                                                                    its agencies,                             agreements
                                                                    instrumentalities                         collateralized by
                                                                    or sponsored                              U.S. Government
                                                                    enterprises                               Securities.
                                                                    ("U.S. Government
                                                                    Securities'')
                                                                    that are adjustable
                                                                    rate mortgage
                                                                    pass-through
                                                                    securities and
                                                                    other mortgage
                                                                    securities with
                                                                    periodic interest
                                                                    rate resets.
 --------------------------------------------------------------------------------------------
SHORT DURATION  A high level of    Target = 2-year     2-year bond  At least 65% of        U.S. Government    Mortgage pass-
GOVERNMENT      current income,    U.S. Treasury                    total assets in        Securities         through
FUND            and secondarily,   Security plus                    U.S. Government                           securities and
                in seeking current or minus .5 years                Securities                                other securities
                income, may        Maximum = 3 years                and repurchase                            representing an
                also consider the                                   agreements                                interest in or
                potential for                                       collateralized                            collateralized
                capital                                             by such securities.                       by mortgage loans.
                appreciation.
 --------------------------------------------------------------------------------------------
SHORT DURATION  A high level of    Target = Lehman     3-year bond  At least 80% of        Minimum = BBB/Baa  U.S. Government
TAX-FREE        current income,    Brothers                         net assets in                             Securities
FUND            consistent with    3-year Municipal                 municipal securities.                     and repurchase
                low volatility     Bond Index                                                                 agreements
                of principal,      plus or minus                                                              collateralized
                that is exempt     .5 years                                                                   by such securities.
                from regular       Maximum = 4 years
                federal
                income tax.
 --------------------------------------------------------------------------------------------
CORE FIXED      Total return       Target = Lehman     5-year bond  At least 65% of        Minimum = BBB/Baa  Foreign fixed-
INCOME FUND     consisting         Brothers                         assets in fixed-income Minimum for        income,
                of capital         Aggregate Bond                   securities, including  non-dollar         municipal and
                appreciation       Index plus or                    U.S. Government        securities = AA/Aa convertible
                and income that    minus 1 year                     Securities, corporate,                    securities,
                exceeds the total  Maximum = 6 years                mortgage-backed                           foreign currencies
                return of the                                       and asset-backed                          and repurchase
                Lehman Brothers                                     securities.                               agreements
                Aggregate Bond                                                                                collateralized
                Index.                                                                                        by U.S.
                                                                                                              Government
                                                                                                              Securities.
  FUND NAME         BENCHMARK
--------------- -----------------
ADJUSTABLE      6-month and
RATE            1-Year U.S.
GOVERNMENT      Treasury Security
FUND
 --------------------------------------------------------------------------------------------
SHORT DURATION  2-Year U.S.
GOVERNMENT      Treasury Security
FUND
 --------------------------------------------------------------------------------------------
SHORT DURATION  Lehman Brothers
TAX-FREE        3-Year Municipal
FUND            Bond Index
 --------------------------------------------------------------------------------------------
CORE FIXED      Lehman Brothers
INCOME FUND     Aggregate Bond
                Index

 WHAT ARE THE RISK FACTORS AND SPECIAL CHARACTERISTICS THAT I SHOULD CONSIDER BEFORE INVESTING?

   Each Fund's share price will fluctuate with market, economic and, with respect to the Core Fixed Income Fund, foreign exchange conditions, so that an investment in any of the Funds may be worth more or less when redeemed than when purchased. None of the Funds should be relied upon as a complete investment program. There can be no assurance that a Fund's investment objectives will be achieved. See "Risk Factors."

   Interest Rate Risk. When interest rates decline, the market value of fixed-income securities tends to increase. Conversely, when interest rates increase, the market value of fixed-income securities tends to decline. Volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument.

   Default Risk/Credit Risk. Investments in fixed-income securities are subject to the risk that the issuer could default on its obligations, and a Fund could sustain losses on such investments. A default could impact both interest and principal payments.

   Call Risk and Extension Risk. Fixed-income securities may be subject to both call risk and extension risk. Call risk (i.e., where the issuer exercises its right to pay principal on an obligation earlier than scheduled) causes cash flow to be returned earlier than expected. Call risk typically results when interest rates have declined. Under such circumstances, a Fund may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities. Extension risk (i.e., where the issuer exercises its right to pay principal on an obligation later than scheduled) causes cash flows to be returned later than expected. Extension risk typically results when interest rates have increased. Under such circumstances, a Fund will suffer from the inability to invest in higher yielding securities. The investment characteristics of Mortgage-Backed Securities (including adjustable rate mortgage securities) and Asset-Backed Securities differ from those of traditional fixed-income securities because they generally have both call risk (also known as prepayment risk) and extension risk.

   Tax Risk of Municipal Securities. Because of their tax-exempt status, the yields and market values of municipal securities may be more adversely impacted by changes in tax rates and policies than taxable fixed-income securities.

   Foreign Risks. Investments in securities of foreign issuers and currencies involve risks that are different from those associated with investments in domestic securities. The risks associated with foreign investments and currencies include changes in relative currency exchange rates, political and economic developments, the imposition of exchange controls, confiscation and other governmental restrictions. In addition, the securities markets of foreign countries are generally less liquid and subject to greater price volatility. To the extent that the Core Fixed Income Fund invests in emerging markets and countries, these risks may be heightened.

   Other. A Fund's use of certain investment techniques, including derivatives, forward contracts, options, futures and swap transactions, will subject the Fund to greater risk than funds that do not employ such techniques.

 WHAT IS THE MINIMUM INVESTMENT?

   The Funds do not have any minimum purchase or account requirements with respect to Administration Shares. A Service Organization may, however, impose a minimum amount for initial and subsequent investments in Administration Shares, and may establish other requirements such as a minimum account balance.

 HOW DO I PURCHASE ADMINISTRATION SHARES?

   Customers of Service Organizations may invest in Administration Shares only through their Service Organizations. Administration Shares of a Fund are purchased at the current net asset value without any sales load. See "Purchase of Administration Shares."

   ADMINISTRATION PLAN. The Trust, on behalf of the Funds, has adopted an Administration Plan with respect to the Administration Shares which authorizes a Fund to compensate Service Organizations for providing account administration services to their customers who are the beneficial owners of such Shares. The Trust, on behalf of the Funds, will enter into agreements with each Service Organization which will provide for compensation to the Service Organization in an amount up to 0.25% (on an annualized basis) of the average daily net assets of the Administration Shares of the Funds attributable to or held in the name of the Service Organization for its customers. See "Administration Plan."

 HOW DO I SELL MY ADMINISTRATION SHARES?

   You may redeem Administration Shares upon request on any Business Day, as defined under "Additional Information," at the net asset value next determined after receipt of such request in proper form. See "Redemption of Administration Shares."

 HOW DO I RECEIVE DIVIDENDS AND DISTRIBUTIONS?

                                                     INVESTMENT
                                                       INCOME
                                                     DIVIDENDS
                                                  ---------------- CAPITAL GAINS
     FUND                                         DECLARED  PAID   DISTRIBUTIONS
     ----                                         -------- ------- -------------
  Adjustable Rate Government ....................  Daily   Monthly   Annually
  Short Duration Government .....................  Daily   Monthly   Annually
  Short Duration Tax-Free .......................  Daily   Monthly   Annually
  Core Fixed Income .............................  Daily   Monthly   Annually

   Recordholders of Administration Shares may receive dividends in additional Administration Shares of the Fund in which they have invested or may elect to receive cash. For further information concerning dividends, see "Dividends."

                               FEES AND EXPENSES
                            (ADMINISTRATION SHARES)

                                     ADJUSTABLE   SHORT      SHORT
                                        RATE     DURATION  DURATION
                                     GOVERNMENT GOVERNMENT   TAX-    CORE FIXED
                                      FUND/1/    FUND/1/   FREE FUND INCOME FUND
                                     ---------- ---------- --------- -----------
SHAREHOLDER TRANSACTION EXPENSES:
 Maximum Sales Charge Imposed on
  Purchases........................     none       none      none       none
 Maximum Sales Charge Imposed on
  Reinvested Dividends.............     none       none      none       none
 Redemption Fees...................     none       none      none       none
 Exchange Fees.....................     none       none      none       none
ANNUAL FUND OPERATING EXPENSES: (as
 a percentage of average daily
 net assets)
 Management Fees ..................     0.40%      0.50%     0.40%      0.40%
 Administration Fees*..............     0.25%      0.25%     0.25%      0.25%
 Other Expenses (after applicable
  limitations)/2/ .................     0.13%      0.05%     0.05%      0.05%
                                        ----       ----      ----       ----
 TOTAL FUND OPERATING EXPENSES
  (after fee and expense limita-
  tions)/3/........................     0.78%      0.80%     0.70%      0.70%
                                        ====       ====      ====       ====

EXAMPLE

  You would pay the following expenses on a hypothetical $1,000 investment assuming (i) a 5% annual return and (ii) redemption at the end of each time period.

          FUND                                  1 YEAR 3 YEARS 5 YEARS 10 YEARS
          ----                                  ------ ------- ------- --------
Adjustable Rate Government.....................   $8     $25     $43     $97
Short Duration Government......................   $8     $26     $44     $99
Short Duration Tax-Free........................   $7     $22     $39     $87
Core Fixed Income..............................   $7     $22     $39     $87

--------

/1/. Based on estimated amounts for the current fiscal year.

/2/. The Investment Advisers voluntarily have agreed to reduce or limit certain other expenses (excluding management fees, administration fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed .05% of a Fund's average daily net assets (other than the Adjustable Rate Government Fund).

/3/. Without the limitations described above, "Other Expenses" and "Total
     Operating Expenses" of the Funds for the fiscal year ended October 31, 1997 would have been as follows:

                                                         OTHER   TOTAL OPERATING
                                                        EXPENSES    EXPENSES
                                                        -------- ---------------
     Short Duration Government.........................   .32%        1.07%
     Short Duration Tax-Free...........................   .83%        1.48%
     Core Fixed Income.................................   .43%        1.08%

 In addition, for the year ended October 31, 1997, the Investment Adviser waived and reimbursed certain fees and expenses such that the "Other Expenses" and "Total Operating Expenses" actually incurred by the Adjustable Rate Government Fund were 0.09% and 0.74%, respectively. Without such limitations, "Other Expenses" and "Total Operating Expenses" of the Fund would have been 0.12% and 0.77%, respectively. For the year ended October 31, 1997, the Investment Adviser voluntarily agreed that a portion of the management fee would not be imposed on the Short Duration Government Fund equal to 0.10%. Without such limitations, management fees would have been 0.50% of the Fund's average daily net assets. In addition, the Investment Adviser reimbursed certain expenses such that "Other Expenses" actually incurred by the Short Duration Government Fund for Administration Shares were 0.05% and "Total Operating Expenses" were 0.70%. Without such limitations, "Other Expenses" would have been 0.32% and "Total Operating Expenses" would have been 1.07%.

* Service Organizations may charge other fees to their customers who are beneficial owners of Administration Shares in connection with their customer accounts. See "Administration Plan."

  The Investment Advisers have no current intention of modifying or discontinuing any of the limitations set forth above but may do so in the future at their discretion. The information set forth in the foregoing table and hypothetical example relates only to Administration Shares of the Funds. Short Duration Government Fund, Short Duration Tax-Free Fund and Core Fixed Income Fund also offer Institutional Shares, Service Shares, Class A Shares, Class B Shares and Class C Shares; Adjustable Rate Government Fund also offers Institutional Shares, Service Shares and Class A Shares. The other classes of the Funds are subject to different fees and expenses (which affect performance), have different minimum investment requirements and are entitled to different services. Information regarding any other class of the Funds may be obtained from your sales representative or from Goldman Sachs by calling the number on the back cover page of this Prospectus.

  In addition to the compensation itemized above, certain Service
Organizations may receive other compensation in connection with the sale and distribution of Administration Shares or for services to their customers' accounts and/or the Funds. For additional information regarding such compensation, see "Purchase of Administration Shares" in this Prospectus and the Additional Statement.

  The purpose of the foregoing table is to assist investors in understanding the various fees and expenses of a Fund that an investor will bear directly or indirectly. The information on the fees and expenses included in the table and the hypothetical example above are based on each Fund's fees and expenses (actual or estimated) and should not be considered as representative of past or future expenses. Actual fees and expenses may be greater or less than those indicated. Moreover, while the example assumes a 5% annual return, a Fund's actual performance will vary and may result in an actual return greater or less than 5%. See "Management--Investment Advisers" and "Administration Plan."

                             FINANCIAL HIGHLIGHTS

         SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  The following data have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report incorporated by reference into the Additional Statement from the Annual Report to shareholders for the Funds for the year ended October 31, 1997 (the "Annual Report"). This information should be read in conjunction with the financial statements and related notes incorporated by reference and attached to the Additional Statement. The Annual Report also contains performance information and is available upon request and without charge by calling the telephone number or writing to one of the addresses on the back cover of this Prospectus.

                               Income (loss) from investment operations(n)
                           ------------------------------------------------------
                                         Net realized    Net realized
                                        and unrealized  and unrealized   Total
                                         gain (loss)     gain (loss)     income
                 Net asset              on investment,    on foreign     (loss)
                 value at     Net         option and       currency       from     From net
                 beginning investment      futures         related     investment investment
                 of period   income      transactions    transactions  operations   income
      --------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------
1997-
Institutional
Shares..........  $ 9.83    $0.5914(a)     $ 0.0494(a)       --         $0.6408    $(0.5908)
1997-
Administration
Shares..........    9.83     0.5665(a)       0.0497(a)       --          0.6162     (0.5662)
1997-Service
Shares(m).......    9.84     0.3298(a)       0.0400(a)       --          0.3698     (0.3298)
1997-Class A
Shares..........    9.83     0.5662(a)       0.0500(a)       --          0.6162     (0.5662)
1996-
Institutional
Shares..........    9.77     0.5759(a)       0.0772(a)       --          0.6531     (0.5725)
1996-
Administration
Shares..........    9.77     0.5489(a)       0.0797(a)       --          0.6286     (0.5489)
1996-Class A
Shares..........    9.77     0.5481(a)       0.0806(a)       --          0.6287     (0.5489)
1995-
Institutional
Shares..........    9.74     0.5630(a)       0.0717(a)       --          0.6347     (0.5759)
1995-
Administration
Shares..........    9.74     0.5366(a)       0.0737(a)       --          0.6103     (0.5528)
1995-Class A
Shares(c).......    9.79     0.2721(a)      (0.0090)(a)      --          0.2631     (0.2697)
1994-
Institutional
Shares..........   10.00     0.4341(a)      (0.2455)(a)      --          0.1886     (0.4486)
1994-
Administration
Shares..........   10.00     0.4211(a)      (0.2572)(a)      --          0.1639     (0.4239)
1993-
Institutional
Shares..........   10.04     0.4397         (0.0376)(d)      --          0.4021     (0.4397)
1993-
Administration
Shares(e).......   10.02     0.2146         (0.0173)(d)      --          0.1973     (0.2146)
1992-
Institutional
Shares..........   10.03     0.5599         (0.0029)(d)      --          0.5570     (0.5470)
FOR THE PERIOD JULY 17, 1991(G) THROUGH OCTOBER 31,
---------------------
1991-
Institutional
Shares..........   10.00     0.1531          0.0322(d)       --          0.1853     (0.1553)
-----------------------------------------------------------------------------------------------------------------------------------



                           Distributions to shareholders
                 ------------------------------------------------------------
                                           In excess of
                    From net               net realized                          Net                                      Ratio of
                 realized gain               gain on                           increase                        Ratio of     net
                 on investment, In excess  investment,   From       Total     (decrease) Net asset               net     investment
                     option       of net    option and   paid   distributions   in net   value at              expenses    income
                  and futures   investment   futures      in         to         asset     end of     Total    to average to average
                  transactions    income   transactions capital shareholders    value     period   return(k)  net assets net assets
      --------------------------------------------------------------------------------------------------------------------------
                                       ADJUSTABLE RATE GOVERNMENT FUND
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------
1997-
Institutional
Shares..........      --             --        --         --      $(0.5908)    $ 0.0500   $ 9.88     6.70%       0.49%      5.99%
1997-
Administration
Shares..........      --             --        --         --       (0.5662)      0.0500     9.88     6.43        0.74       5.73
1997-Service
Shares(m).......      --             --        --         --       (0.3298)      0.0400     9.88     3.81(f)     1.05(b)    5.64(b)
1997-Class A
Shares..........      --             --        --         --       (0.5662)      0.0500     9.88     6.43        0.74       5.60
1996-
Institutional
Shares..........      --         (0.0206)      --         --       (0.5931)      0.0600     9.83     6.86        0.45       5.85
1996-
Administration
Shares..........      --         (0.0198)      --         --       (0.5687)      0.0600     9.83     6.60        0.70       5.59
1996-Class A
Shares..........      --         (0.0198)      --         --       (0.5687)      0.0600     9.83     6.60        0.70       5.59
1995-
Institutional
Shares..........      --         (0.0287)      --         --       (0.6046)      0.0301     9.77     6.75        0.46       5.77
1995-
Administration
Shares..........      --         (0.0275)      --         --       (0.5803)      0.0300     9.77     6.48        0.71       5.50
1995-Class A
Shares(c).......      --         (0.0134)      --         --       (0.2831)     (0.0200)    9.77     2.74(f)     0.69(b)    5.87(b)
1994-
Institutional
Shares..........      --             --        --         --       (0.4486)     (0.2600)    9.74     1.88        0.46       4.38
1994-
Administration
Shares..........      --             --        --         --       (0.4239)     (0.2600)    9.74     1.63        0.71       4.27
1993-
Institutional
Shares..........      --         (0.0024)      --         --       (0.4421)     (0.0400)   10.00     4.13        0.45       4.36
1993-
Administration
Shares(e).......      --         (0.0027)      --         --       (0.2173)     (0.0200)   10.00     2.01(f)     0.70(b)    3.81(b)
1992-
Institutional
Shares..........      --             --        --         --       (0.5470)      0.0100    10.04     6.12        0.42       5.61
FOR THE PERIOD JULY 17, 1991(G) THROUGH OCTOBER 31,
---------------------
1991-
Institutional
Shares..........      --             --        --         --       (0.1553)      0.0300    10.03     2.14(f)     0.20(b)    7.31(b)
-----------------------------------------------------------------------------------------------------------------------------------
                                               Ratios assuming
                                             no voluntary waiver
                                                 of fees or
                                             expense limitations
                                            ---------------------

                                     Net                Ratio of
                                   assets                 net
                                   at end    Ratio of  investment
                      Portfolio      of      expenses    income
                      turnover     period   to average to average
                       rate(d)    (in 000s) net assets net assets
      --------------------------------------------------------------------------------------------------------------------------
                                       ADJUSTABLE RATE GOVERNMENT FUND
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------
1997-
Institutional
Shares..........         46.58%    $ 463,511    0.52%      5.96%
1997-
Administration
Shares..........         46.58         2,793    0.77       5.70
1997-Service
Shares(m).......         46.58(f)        346    1.08(b)    5.61(b)
1997-Class A
Shares..........         46.58        43,393    1.02       5.32
1996-
Institutional
Shares..........         52.36       613,149    0.51       5.79
1996-
Administration
Shares..........         52.36         3,792    0.76       5.53
1996-Class A
Shares..........         52.36        10,728    1.01       5.28
1995-
Institutional
Shares..........         24.12       657,358    0.53       5.70
1995-
Administration
Shares..........         24.12         3,572    0.78       5.43
1995-Class A
Shares(c).......         24.12(f)     15,203    1.01(b)    5.55(b)
1994-
Institutional
Shares..........         37.81       942,523    0.49       4.35
1994-
Administration
Shares..........         37.81         6,960    0.74       4.24
1993-
Institutional
Shares..........        103.74     2,760,871    0.48       4.33
1993-
Administration
Shares(e).......        103.74(f)      5,326    0.73(b)    3.78(b)
1992-
Institutional
Shares..........        286.40     2,145,064    0.55       5.48
FOR THE PERIOD JULY 17, 1991(G) THROUGH OCTOBER 31,
---------------------
1991-
Institutional
Shares..........        145.67(f)    239,642    1.02(b)    6.49(b)
-----------------------------------------------------------------------------------------------------------------------------------

                               Income (loss) from investment operations(n)
                           ------------------------------------------------------
                                         Net realized    Net realized
                                        and unrealized  and unrealized   Total
                                         gain (loss)     gain (loss)     income
                 Net asset              on investment,    on foreign     (loss)
                 value at     Net         option and       currency       from     From net
                 beginning investment      futures         related     investment investment
                 of period   income      transactions    transactions  operations   income
      -----------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
------------------
1997-
Institutional
Shares..........  $ 9.83    $0.6412(a)     $ 0.0300(a)       --         $ 0.6712   $(0.6412)
1997-
Administration
Shares..........    9.85     0.6183(a)       0.0400(a)       --           0.6583    (0.6183)
1997-Service
Shares..........    9.82     0.5904(a)       0.0401(a)       --           0.6305    (0.5904)
1997-Class A
Shares(o).......    9.78     0.3121(a)       0.0883(a)       --           0.4004    (0.3004)
1997-Class B
Shares(o).......    9.75     0.2787(a)       0.1011(a)       --           0.3798    (0.2698)
1997-Class C
Shares(p).......    9.83     0.1185(a)       0.0225(a)       --           0.1410    (0.1110)
1996-
Institutional
Shares..........    9.82     0.6290(a)       0.0136(a)       --           0.6426    (0.6326)
1996-
Administration
Shares(h).......    9.86     0.3837(a)       0.0003(a)       --           0.3840    (0.3940)
1996-Service
Shares(i).......    9.72     0.3134(a)       0.1018(a)       --           0.4152    (0.3152)
1995-
Institutional
Shares..........    9.64     0.6652(a)       0.1666(a)       --           0.8318    (0.6518)
1995-
Administration
Shares..........    9.64     0.2384(a)      (0.0433)(a)      --           0.1951    (0.2051)
1994-
Institutional
Shares..........   10.14     0.5628(a)      (0.4592)(a)      --           0.1036    (0.5598)
1994-
Administration
Shares..........   10.14     0.5329(a)      (0.4539)(d)      --           0.0790    (0.5352)
1993-
Institutional
Shares..........   10.16     0.5627         (0.0135)(d)      --           0.5492    (0.5627)
1993-
Administration
Shares(e).......   10.23     0.2725         (0.0900)(d)      --           0.1825    (0.2725)
1992-
Institutional
Shares..........   10.22     0.6703         (0.0600)(d)      --           0.6103    (0.6703)
1991-
Institutional
Shares..........   10.00     0.8020          0.2200(d)       --           1.0220    (0.8020)
1990-
Institutional
Shares..........   10.07     0.8300         (0.0700)(d)      --           0.7600    (0.8300)
1989-
Institutional
Shares..........   10.10     0.8800             --           --           0.8800    (0.8800)
FOR THE PERIOD AUGUST 15, 1988(G) THROUGH OCTOBER 31,
-------------------------------
1988-
Institutional
Shares..........   10.00     0.1800          0.1000(d)       --           0.2800    (0.1800)
------------------------------------------------------------------------------------------------------------------------------------



                         Distributions to shareholders
               -------------------------------------------------------------
                                         In excess of
                  From net               net realized                           Net                                        Ratio of
               realized gain               gain on                            increase                          Ratio of     net
               on investment, In excess  investment,   From        Total     (decrease) Net asset                 net     investment
                   option       of net    option and   paid    distributions   in net   value at                expenses    income
                and futures   investment   futures      in          to         asset     end of       Total    to average to average
                transactions    income   transactions capital  shareholders    value     period     return(k)  net assets net assets
      -----------------------------------------------------------------------------------------------------------------------
                                        SHORT DURATION GOVERNMENT FUND
----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
------------------
1997-
Institutional
Shares..........        --           --        --           --     $(0.6412)    $ 0.0300   $ 9.86        7.07%      0.45%   6.43%
1997-
Administration
Shares..........        --           --        --           --      (0.6183)      0.0400     9.89        6.91       0.70    6.19
1997-Service
Shares..........        --           --        --           --      (0.5904)      0.0401     9.86        6.63       0.95    5.92
1997-Class A
Shares(o).......        --           --        --           --      (0.3004)      0.1000     9.88        4.14(f)    0.70(b) 6.05(b)
1997-Class B
Shares(o).......        --           --        --           --      (0.2698)      0.1100     9.86        3.94(f)    1.30(b) 5.52(b)
1997-Class C
Shares(p).......        --           --        --           --      (0.1110)      0.0300     9.86        1.44(f)    1.45(b) 5.52(b)
1996-
Institutional
Shares..........        --           --        --           --      (0.6326)      0.0100     9.83        6.75       0.45    6.44
1996-
Administration
Shares(h).......        --           --        --           --      (0.3940)     (0.0100)    9.85        4.00(f)    0.70(b) 5.97(b)
1996-Service
Shares(i).......        --           --        --           --      (0.3152)      0.1000     9.82        4.35(f)    0.95(b) 6.05(b)
1995-
Institutional
Shares..........        --           --        --           --      (0.6518)      0.1800     9.82        8.97       0.45    6.87
1995-
Administration
Shares..........        --           --        --           --      (0.2051)     (0.0100)    9.63(h)     2.10       0.70(b) 7.91(b)
1994-
Institutional
Shares..........    (0.0438)         --        --           --      (0.6036)     (0.5000)    9.64        0.99       0.45    5.69
1994-
Administration
Shares..........    (0.0438)         --        --           --      (0.5790)     (0.5000)    9.64        0.73       0.70    5.38
1993-
Institutional
Shares..........        --       (0.0065)      --           --      (0.5692)     (0.0200)   10.14        5.55       0.45    5.46
1993-
Administration
Shares(e).......        --           --        --           --      (0.2725)     (0.0900)   10.14        1.74(f)    0.70(b) 4.84(b)
1992-
Institutional
Shares..........        --           --        --           --      (0.6703)     (0.0600)   10.16        6.24       0.45    6.60
1991-
Institutional
Shares..........        --           --        --           --      (0.8020)      0.2200    10.22       10.93       0.45    8.25
1990-
Institutional
Shares..........        --           --        --           --      (0.8300)     (0.0700)   10.00        8.23       0.45    8.62
1989-
Institutional
Shares..........        --           --        --       (0.0300)    (0.9100)     (0.0300)   10.07        9.08       0.46    8.71
FOR THE PERIOD AUGUST 15, 1988(G) THROUGH OCTOBER 31,
-------------------------------
1988-
Institutional
Shares..........        --           --        --           --      (0.1800)      0.1000    10.10        3.30(f)    0.55(b) 8.55(b)
------------------------------------------------------------------------------------------------------------------------------------
                                                 Ratios assuming
                                               no voluntary waiver
                                                   of fees or
                                               expense limitations
                                              ---------------------

                                       Net                Ratio of
                                     assets                 net
                                     at end    Ratio of  investment
                        Portfolio      of      expenses    income
                        turnover     period   to average to average
                         rate(d)    (in 000s) net assets net assets
      -----------------------------------------------------------------------------------------------------------------------
                                        SHORT DURATION GOVERNMENT FUND
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
------------------
1997-
Institutional
Shares..........         102.58%    $103,729     0.82%      6.06%
1997-
Administration
Shares..........         102.58        1,060     1.07       5.82
1997-Service
Shares..........         102.58        3,337     1.32       5.55
1997-Class A
Shares(o).......         102.58(f)     9,491     1.32(b)    5.43(b)
1997-Class B
Shares(o).......         102.58(f)       747     1.82(b)    5.00(b)
1997-Class C
Shares(p).......         102.58(f)       190     1.82(b)    5.15(b)
1996-
Institutional
Shares..........         115.45       99,944     0.71       6.18
1996-
Administration
Shares(h).......         115.45          252     0.96(b)    5.71(b)
1996-Service
Shares(i).......         115.45        1,822     1.21(b)    5.79(b)
1995-
Institutional
Shares..........         292.56      103,760     0.72       6.60
1995-
Administration
Shares..........         292.56          --      0.90(b)    7.71(b)
1994-
Institutional
Shares..........         289.79      193,095     0.59       5.55
1994-
Administration
Shares..........         289.79          730     0.84       5.24
1993-
Institutional
Shares..........         411.66      359,708     0.64       5.31
1993-
Administration
Shares(e).......         411.66       16,490     0.80(b)    4.74(b)
1992-
Institutional
Shares..........         216.07      277,927     0.69       6.36
1991-
Institutional
Shares..........         155.44      158,848     0.79       7.91
1990-
Institutional
Shares..........         173.21       68,995     0.95       8.12
1989-
Institutional
Shares..........         137.37       31,015     1.39       7.78
FOR THE PERIOD AUGUST 15, 1988(G) THROUGH OCTOBER 31,
-------------------------------
1988-
Institutional
Shares..........         167.00(f)    39,052     1.42(b)    7.68(b)
------------------------------------------------------------------------------------------------------------------------------------

                               Income (loss) from investment operations(n)
                           ------------------------------------------------------ ----------
                                         Net realized    Net realized
                                        and unrealized  and unrealized   Total
                                         gain (loss)     gain (loss)     income
                 Net asset              on investment,    on foreign     (loss)
                 value at     Net         option and       currency       from     From net
                 beginning investment      futures         related     investment investment
                 of period   income      transactions    transactions  operations   income
      ----------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1997-
Institutional
Shares..........  $ 9.96    $0.4181(a)     $ 0.1091(a)       --         $ 0.5272   $(0.4172)
1997-
Administration
Shares..........    9.96     0.3924(a)       0.1100(a)       --           0.5024    (0.3924)
1997-Service
Shares..........    9.97     0.3675(a)       0.1000(a)       --           0.4675    (0.3675)
1997-Class A
Shares(o).......    9.94     0.1950(a)       0.1400(a)       --           0.3350    (0.1950)
1997-Class B
Shares(o).......    9.94     0.1663(a)       0.1368(a)       --           0.3031    (0.1631)
1997-Class C
Shares(p).......   10.04     0.0670(a)       0.0300(a)       --           0.0970    (0.0670)
1996-
Institutional
Shares..........    9.94     0.4192(a)       0.0200(a)       --           0.4392    (0.4192)
1996-
Administration
Shares..........    9.94     0.3944(a)       0.0200(a)       --           0.4144    (0.3944)
1996-Service
Shares..........    9.95     0.3697(a)       0.0200(a)       --           0.3897    (0.3697)
1995-
Institutional
Shares..........    9.79     0.4235(a)       0.1500(a)       --           0.5735    (0.4235)
1995-
Administration
Shares..........    9.79     0.3989(a)       0.1500(a)       --           0.5489    (0.3989)
1995-Service
Shares..........    9.79     0.3744(a)       0.1600(a)       --           0.5344    (0.3744)
1994-
Institutional
Shares..........   10.23     0.3787(a)      (0.3575)(a)      --           0.0212    (0.3787)
1994-
Administration
Shares..........   10.23     0.3537(a)      (0.3575)(a)      --          (0.0038)   (0.3537)
1994-Service
Shares(j).......    9.86     0.0475(a)      (0.0700)(a)      --          (0.0225)   (0.0475)
1993-
Institutional
Shares..........    9.93     0.3834          0.3000(d)       --           0.6834    (0.3834)
1993-
Administration
Shares(j).......   10.16     0.1555          0.0720(d)       --           0.2275    (0.1555)
FOR THE PERIOD OCTOBER 1, 1992(G) THROUGH OCTOBER 31,
-----------------------------------------------------
1992-
Institutional
Shares..........   10.00     0.0341         (0.0700)(d)      --          (0.0359)   (0.0341)
------------------------------------------------------------------------------------------------------------------------------------



                         Distributions to shareholders
                 -----------------------------------------------------------
                                           In excess of
                    From net               net realized                          Net                                      Ratio of
                 realized gain               gain on                           increase                       Ratio of      net
                 on investment, In excess  investment,   From       Total     (decrease) Net asset              net      investment
                     option       of net    option and   paid   distributions   in net   value at             expenses     income
                  and futures   investment   futures      in         to         asset     end of    Total    to average  to average
                  transactions    income   transactions capital shareholders    value     period  return(k)  net assets  net assets
      ----------------------------------------------------------------------------------------------------------------------------
                                         SHORT DURATION TAX-FREE FUND
----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1997-
Institutional
Shares..........        --         --          --         --      $(0.4172)    $ 0.1100   $10.07      5.40%       0.45%    4.18%
1997-
Administration
Shares..........        --         --          --         --       (0.3924)      0.1100    10.07      5.14        0.70     3.91
1997-Service
Shares..........        --         --          --         --       (0.3675)      0.1000    10.07      4.77        0.95     3.66
1997-Class A
Shares(o).......        --         --          --         --       (0.1950)      0.1400    10.08      3.39(f)     0.70(b)  3.81(b)
1997-Class B
Shares(o).......        --         --          --         --       (0.1631)      0.1400    10.08      3.07(f)     1.30(b)  3.31(b)
1997-Class C
Shares(p).......        --         --          --         --       (0.0670)      0.0300    10.07      0.97(f)     1.45(b)  2.60(b)
1996-
Institutional
Shares..........        --         --          --         --       (0.4192)      0.0300     9.96      4.50        0.45     4.21
1996-
Administration
Shares..........        --         --          --         --       (0.3944)      0.0300     9.96      4.24        0.70     3.96
1996-Service
Shares..........        --         --          --         --       (0.3697)      0.0200     9.97      3.98        0.95     3.74
1995-
Institutional
Shares..........        --         --          --         --       (0.4235)      0.1500     9.94      5.98        0.45     4.31
1995-
Administration
Shares..........        --         --          --         --       (0.3989)      0.1500     9.94      5.76        0.70     4.14
1995-Service
Shares..........        --         --          --         --       (0.3744)      0.1600     9.95      5.59        0.95     3.87
1994-
Institutional
Shares..........    (0.0825)       --          --         --       (0.4612)     (0.4400)    9.79      0.17        0.45     3.74
1994-
Administration
Shares..........    (0.0825)       --          --         --       (0.4362)     (0.4400)    9.79     (0.11)       0.70     3.51
1994-Service
Shares(j).......        --         --          --         --       (0.0475)     (0.0700)    9.79     (0.32)(f)    0.95(b)  4.30(b)
1993-
Institutional
Shares..........        --         --          --         --       (0.3834)      0.3000    10.23      7.03        0.41     3.70
1993-
Administration
Shares(j).......        --         --          --         --       (0.1555)      0.0720    10.23      2.28(f)     0.70(b)  3.32(b)
FOR THE PERIOD OCTOBER 1, 1992(G) THROUGH OCTOBER 31,
-----------------------------------------------------
1992-
Institutional
Shares..........        --         --          --         --       (0.0341)     (0.0700)    9.93     (0.34)(f)    0.05(b)  4.58(b)
------------------------------------------------------------------------------------------------------------------------------------
                                                 Ratios assuming
                                               no voluntary waiver
                                                   of fees or
                                               expense limitations
                                              ---------------------

                                       Net                Ratio of
                                     assets                 net
                                     at end    Ratio of  investment
                        Portfolio      of      expenses    income
                        turnover     period   to average to average
                         rate(d)    (in 000s) net assets net assets
      ----------------------------------------------------------------------------------------------------------------------
                                         SHORT DURATION TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1997-
Institutional
Shares..........          194.75%    $ 28,821     1.23%      3.40%
1997-
Administration
Shares..........          194.75           77     1.48       3.13
1997-Service
Shares..........          194.75        2,051     1.73       2.88
1997-Class A
Shares(o).......          194.75(f)     4,023     1.73(b)    2.78(b)
1997-Class B
Shares(o).......          194.75(f)       106     2.23(b)    2.38(b)
1997-Class C
Shares(p).......          194.75(f)         2     2.23(b)    1.82(b)
1996-
Institutional
Shares..........          231.65       34,814     1.01       3.65
1996-
Administration
Shares..........          231.65           48     1.26       3.40
1996-Service
Shares..........          231.65          695     1.51       3.18
1995-
Institutional
Shares..........          259.52       58,389     0.77       3.99
1995-
Administration
Shares..........          259.52           46     1.02       3.82
1995-Service
Shares..........          259.52          454     1.27       3.55
1994-
Institutional
Shares..........          354.00       83,704     0.61       3.58
1994-
Administration
Shares..........          354.00        3,866     0.86       3.35
1994-Service
Shares(j).......          354.00          440     1.11(b)    4.14(b)
1993-
Institutional
Shares..........          404.60      115,803     1.06       3.05
1993-
Administration
Shares(j).......          404.60          911     1.07(b)    2.95(b)
FOR THE PERIOD OCTOBER 1, 1992(G) THROUGH OCTOBER 31,
-----------------------------------------------------
1992-
Institutional
Shares..........           31.19(f)    14,601     2.68(b)    1.95(b)
------------------------------------------------------------------------------------------------------------------------------------

                               Income (loss) from investment operations(n)
                           ---------------------------------------------------
                                       Net realized   Net realized
                                      and unrealized and unrealized   Total
                                       gain (loss)    gain (loss)     income
                 Net asset            on investment,   on foreign     (loss)
                 value at     Net       option and      currency       from     From net
                 beginning investment    futures        related     investment investment
                 of period   income    transactions   transactions  operations   income
      --------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1997-
Institutional
Shares..........  $ 9.85    $0.6431      $0.2282        $(0.0005)    $ 0.8708   $(0.6408)
1997-
Administration
Shares..........    9.84     0.6182       0.2380         (0.0005)      0.8557    (0.6157)
1997-Service
Shares..........    9.86     0.5937       0.2287         (0.0005)      0.8219    (0.5919)
1997-Class A
Shares(o).......    9.70     0.3059       0.3596         (0.0008)      0.6647    (0.3048)
1997-Class B
Shares(o).......    9.72     0.2686       0.3695         (0.0008)      0.6373    (0.2673)
1997-Class C
Shares(p).......    9.93     0.1118       0.1591         (0.0003)      0.2706    (0.1107)
1996-
Institutional
Shares..........   10.00     0.6448      (0.0704)            --        0.5744    (0.6438)
1996-
Administrative
Shares(/1/).....    9.91     0.4083      (0.0703)            --        0.3380    (0.4080)
1996-Service
Shares(l).......    9.77     0.3756       0.0898             --        0.4654    (0.3754)
1995-
Institutional
Shares..........    9.24     0.6423       0.7610             --        1.4033    (0.6433)
FOR THE PERIOD JANUARY 5, 1994(G) THROUGH OCTOBER 31,
-------------------------------------------------------------
1994-
Institutional
Shares..........   10.00     0.4648      (0.7617)            --       (0.2969)   (0.4648)



                           Distributions to shareholders
                 ------------------------------------------------------------
                                           In excess of
                    From net               net realized                          Net                                      Ratio of
                 realized gain               gain on                           increase                       Ratio of      net
                 on investment, In excess  investment,   From       Total     (decrease) Net asset              net      investment
                     option       of net    option and   paid   distributions   in net   value at             expenses     income
                  and futures   investment   futures      in         to         asset     end of    Total    to average  to average
                  transactions    income   transactions capital shareholders    value     period  return(k)  net assets  net assets
      ----------------------------------------------------------------------------------------------------------------------------
                                         CORE FIXED INCOME FUND
----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1997-
Institutional
Shares..........        --         --          --         --      $(0.6408)    $ 0.2300   $10.08      9.19%      0.45%      6.53%
1997-
Administration
Shares..........        --         --          --         --       (0.6157)      0.2300    10.07      8.92       0.70       6.27
1997-Service
Shares..........        --         --          --         --       (0.5919)      0.2300    10.09      8.65       0.95       6.00
1997-Class A
Shares(o).......        --         --          --         --       (0.3048)      0.3599    10.06      6.94(f)    0.70(b)    6.13(b)
1997-Class B
Shares(o).......        --         --          --         --       (0.2673)      0.3700    10.09      6.63(f)    1.45(b)    5.28(b)
1997-Class C
Shares(p).......        --         --          --         --       (0.1107)      0.1599    10.09      2.74(f)    1.45(b)    4.84(b)
1996-
Institutional
Shares..........    (0.0806)       --          --         --       (0.7244)     (0.1500)    9.85      5.98       0.45       6.51
1996-
Administrative
Shares(/1/).....        --         --          --         --       (0.4080)     (0.0700)    9.84      3.56(f)    0.70(b)    6.41(b)
1996-Service
Shares(l).......        --         --          --         --       (0.3754)      0.0900     9.86      4.90(f)    0.95(b)    6.37(b)
1995-
Institutional
Shares..........        --         --          --         --       (0.6433)      0.7600    10.00     15.72       0.45       6.56
FOR THE PERIOD JANUARY 5, 1994(G) THROUGH OCTOBER 31,
-------------------------------------------------------------------
1994-
Institutional
Shares..........        --         --          --         --       (0.4648)     (0.7617)    9.24     (3.00)      0.45(b)    6.48(b)
                                           Ratios assuming
                                         no voluntary waiver
                                             of fees or
                                         expense limitations
                                        ---------------------

                                 Net                Ratio of
                               assets                 net
                               at end    Ratio of  investment
                  Portfolio      of      expenses    income
                  turnover     period   to average to average
                   rate(d)    (in 000s) net assets net assets
      --------------------------------------------------------------------------------------------------------------------------
                                         CORE FIXED INCOME FUND
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1997-
Institutional
Shares..........      361.27%     $79,230     0.83%      6.15%
1997-
Administration
Shares..........      361.27        6,176     1.08       5.89
1997-Service
Shares..........      361.27        1,868     1.33       5.62
1997-Class A
Shares(o).......      361.27(f)     9,336     1.33(b)    5.50(b)
1997-Class B
Shares(o).......      361.27(f)       621     1.83(b)    4.90(b)
1997-Class C
Shares(p).......      361.27(f)       272     1.83(b)    4.46(b)
1996-
Institutional
Shares..........      414.20       72,061     0.83       6.13
1996-
Administrative
Shares(/1/).....      414.20          702     1.08(b)    6.03(b)
1996-Service
Shares(l).......      414.20          381     1.33(b)    5.99(b)
1995-
Institutional
Shares..........      382.26       55,502     0.96       6.05
FOR THE PERIOD JANUARY 5, 1994(G) THROUGH OCTOBER 31,
-------------------------------------------------------------------
1994-
Institutional
Shares..........      285.25       24,508     1.46(b)    5.47(b)

(a) Calculated based on the average shares outstanding methodology.
(b) Annualized.
(c) Class A share activity commenced on May 15, 1995.
(d) Includes the effect of mortgage dollar roll transactions.
(e) Administration share activity commenced on April 15, 1993.
(f) Not annualized.
(g) Commencement of operations.
(h) Short Duration Government Fund Administration shares were redeemed in full on February 23, 1995 and re-commenced on February 28, 1996 at $9.86.
(i) Service share activity commenced on April 10, 1996.

(j) Administration and Service share activity commenced on May 20, 1993 and September 20, 1994, respectively.
(k) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if a sales charge for Class A shares or a contingent deferred sales charge for Class B and Class C shares were taken into account.
(l) Administration and Service share activity commenced on February 28, 1996 and March 13, 1996, respectively.
(m) Service share activity commenced on March 27, 1997.
(n) Includes the balancing effect of calculating per share amounts.
(o) Class A and Class B share activity commenced on May 1, 1997.
(p) Class C share activity commenced on August 15, 1997.
-------------------------------------------------------------------------------

                      INVESTMENT OBJECTIVES AND POLICIES


  The investment objectives and principal investment policies of each Fund are described below. Other investment practices and management techniques, which involve certain risks are described under "Description of Securities," "Risk Factors" and "Investment Techniques." There can be no assurance that a Fund's investment objectives will be achieved.

  A Fund's duration approximates its price sensitivity to changes in interest rates. Maturity measures the time until final payment is due; it takes no account of the pattern of a security's cash flows over time. In computing portfolio duration, a Fund will estimate the duration of obligations that are subject to prepayment or redemption by the issuer taking into account the influence of interest rates on prepayments and coupon flows. This method of computing duration is known as "option-adjusted" duration. A Fund will not be limited as to its maximum weighted average portfolio maturity or the maximum stated maturity with respect to individual securities unless otherwise noted.

  A Fund will deem a security to have met its minimum credit rating requirement if the security receives the minimum required long-term rating (or the equivalent short-term credit rating) at the time of purchase from at least one nationally recognized statistical rating organization ("NRSRO") including, but not limited to, Standard & Poor's Ratings Group ("S&P") and Moody's Investors Service, Inc. ("Moody's") even though it has been rated below the minimum rating by one or more other NRSROs, or, if unrated, is determined by the Investment Adviser to be of comparable quality. If a security satisfies a Fund's minimum rating criteria at the time of purchase and is subsequently downgraded below such rating, the Fund will not be required to dispose of such security. If a downgrade occurs, the Investment Adviser will consider what action, including the sale of such security, is in the best interest of a Fund and its shareholders.

  The Investment Adviser will usually have access to the research of, and certain proprietary technical models developed by, Goldman Sachs and will apply quantitative and qualitative analysis in determining the appropriate allocations among the categories of issuers and types of securities.

 ADJUSTABLE RATE GOVERNMENT FUND


  OBJECTIVE. The Fund's investment objective is to provide investors with a high level of current income, consistent with low volatility of principal.

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be in a range approximately equal to that of a six-month to one-year U.S. Treasury security. In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed two years. The approximate interest rate sensitivity of the Fund is expected to be comparable to a nine-month note.

  INVESTMENT SECTOR. The Fund invests, under normal circumstances, at least 65% of its total assets in U.S. Government Securities that are adjustable rate mortgage pass-through securities and other mortgage securities with periodic interest rate results. The remainder of the Fund's assets (up to 35%) may be invested in other U.S. Government Securities, including fixed rate mortgage pass-through securities, other securities representing an interest in or collateralized by adjustable rate and fixed rate mortgage loans ("Mortgage-Backed Securities") and repurchase agreements collateralized by U.S. Government Securities. Substantially all of the Fund's assets will be invested in U.S. Government Securities. 100% of the Fund's portfolio will be invested in U.S. dollar-denominated securities.

  CREDIT QUALITY. The Fund invests in U.S. Government Securities and repurchase agreements collateralized by such securities.

  OTHER. The Fund may employ certain active management techniques to manage its duration and term structure and to seek to enhance returns. These techniques include, but are not limited to, the use of financial futures contracts, option contracts (including options on futures), mortgage and interest rate swaps and interest rate floors, caps and collars. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities and entering into mortgage dollar rolls, repurchase agreements and other investment practices described under "Investment Techniques."

 SHORT DURATION GOVERNMENT FUND


  OBJECTIVE. The Fund's investment objective is to provide a high level of current income. Secondarily, the Fund may, in seeking current income, also consider the potential for capital appreciation.

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be equal to that of the Fund's benchmark, the two-year U.S. Treasury security, plus or minus .5 years. In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed three years. The approximate interest rate sensitivity of the Fund is expected to be comparable to a two-year bond.

  INVESTMENT SECTOR. The Fund invests, under normal market conditions, at least 65% of its total assets in U.S. Government Securities and in repurchase agreements collateralized by such securities. Substantially all of the Fund's assets will be invested in U.S. Government Securities. 100% of the Fund's portfolio will be invested in U.S. dollar-denominated securities.

  CREDIT QUALITY. The Fund invests in U.S. Government Securities and repurchase agreements collateralized by such securities.

  OTHER. The Fund may employ certain active management techniques to manage its duration and term structure and to seek to enhance returns. These techniques include, but are not limited to, the use of financial futures contracts, option contracts (including options on futures), mortgage and interest rate swaps and interest rate floors, caps and collars. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities and entering into mortgage dollar rolls, repurchase agreements and other investment practices described under "Investment Techniques."

 SHORT DURATION TAX-FREE FUND


  OBJECTIVE. The Fund's investment objective is to provide investors with a high level of current income, consistent with relatively low volatility of principal, that is exempt from regular federal income tax.

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be equal to that of the Fund's benchmark, the Lehman Brothers three-year Municipal Bond Index, plus or minus .5 years. In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed four years. The approximate interest rate sensitivity of the Fund is expected to be comparable to a three-year bond.

  INVESTMENT SECTOR. The Fund invests, under normal conditions, at least 80% of its net assets in fixed- income securities issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and the political subdivisions, agencies and instrumentalities thereof ("Municipal Securities"), the interest on which is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes), and is not a tax preference item under the federal alternative minimum tax. Under normal circumstances, the Fund's investments in private activity bonds and taxable investments will not exceed, in the aggregate, 20% of the Fund's net assets. The interest from certain private activity bonds (including the Fund's distributions of such interest) may be a preference item for purposes of the federal alternative minimum tax. 100% of the Fund's portfolio will be invested in U.S. dollar-denominated securities.

  CREDIT QUALITY. The Municipal Securities in which the Fund invests will be rated, at the time of investment, at least BBB or Baa by an NRSRO or, if unrated, will be determined by the Investment Adviser to be of comparable quality. Municipal Securities rated BBB or Baa are considered medium-grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken their issuers' capability to pay interest and repay principal. The credit rating assigned to Municipal Securities may reflect the existence of guarantees, letters of credit or other credit enhancement features available to the issuers or holders of such Municipal Securities.

  OTHER. The Fund may employ certain active management techniques to manage its duration and term structure and to seek to enhance returns. These techniques include, but are not limited to, the use of financial futures contracts, option contracts (including options on futures), interest rate swaps, floors, caps and collars. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities and entering into repurchase agreements and other investment practices described under "Investment Techniques."

  While the Fund, under normal market conditions, invests substantially all of its assets in Municipal Securities, the recognition of certain accrued market discount income (if the Fund acquires Municipal Securities or other obligations at a market discount), income from investments other than Municipal Securities and any capital gains generated from the disposition of investments, will result in taxable income. In addition to federal income tax, shareholders may be subject to state, local or foreign taxes on distributions of such income received from the Fund. See "Description of Securities."

 CORE FIXED INCOME FUND


  OBJECTIVE. The Fund's investment objective is to provide investors with a total return consisting of capital appreciation and income that exceeds the total return of the Lehman Brothers Aggregate Bond Index (the "Index").

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be equal to that of the Fund's benchmark, the Lehman Brothers Aggregate Bond Index, plus or minus one year. In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed six years. The approximate interest rate sensitivity of the Fund is expected to be comparable to a five-year bond.

  INVESTMENT SECTOR. The Fund invests, under normal circumstances, at least 65% of its total assets in fixed- income securities, including U.S. Government Securities, corporate debt securities, Mortgage-Backed Securities, and Asset-Backed Securities. The Fund may invest up to 25% of its total assets in obligations of domestic and foreign issuers which are denominated in currencies other than the U.S. dollar, 10% of which may be invested in issuers in countries with emerging markets and economies. A number of investment strategies will be used to achieve the Fund's investment objective, including market sector selection, determination of yield curve exposure, and issuer selection. In addition, the Investment Adviser will attempt to take advantage of pricing inefficiencies in the fixed income markets.

  The Index currently includes U.S. Government Securities and fixed-rate, publicly issued, U.S. dollar-denominated fixed-income securities rated at least BBB or Baa by an NRSRO. The securities currently included in the Index have at least one year remaining to maturity; have an outstanding principal amount of at least $100 million; and are issued by the following types of issuers, with each category receiving a different weighting in the Index: U.S. Treasury; agencies, authorities or instrumentalities of the U.S. government; issuers of Mortgage-Backed Securities; utilities; industrial issuers; financial institutions; foreign issuers; and issuers of Asset-Backed Securities. The Index is a trademark of Lehman Brothers. Inclusion of a security in the Index does not imply an opinion by Lehman Brothers as to its attractiveness or appropriateness for investment. Although Lehman Brothers obtains factual information used in connection with the Index from sources which it considers reliable, Lehman Brothers claims no responsibility for the accuracy, completeness or timeliness of such information and has no liability to any person for any loss arising from results obtained from the use of the Index data.

  CREDIT QUALITY. All U.S. dollar-denominated fixed-income securities purchased by the Fund will be rated, at the time of investment, at least BBB or Baa by an NRSRO. The non-U.S. dollar-denominated fixed-income securities in which the Fund may invest will be rated, at the time of investment, at least AA or Aa by an NRSRO or, if unrated, will be determined by the Investment Adviser to be of comparable quality. Fixed-income securities rated BBB or Baa are considered medium-grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken their issuers' capability to pay interest and repay principal.

  OTHER. The Fund may employ certain active management techniques to manage its duration and term structure, to seek to hedge its exposure to foreign currencies and to seek to enhance returns. These techniques include, but are not limited to, the use of financial futures contracts, option contracts (including options on futures), forward foreign currency exchange contracts, currency options and futures, currency, mortgage and interest rate swaps and interest rate floors, caps and collars. Currency management techniques involve risks different from those associated with investing solely in U.S. dollar-denominated fixed-income securities of U.S. issuers. It is expected that the Fund will use certain currency techniques to seek to hedge against currency exchange rate fluctuations or to seek to increase total return. The Fund may invest in custodial receipts, Municipal Securities and convertible securities. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities and entering into mortgage dollar rolls, repurchase agreements and other investment practices, described under "Investment Techniques."


                           DESCRIPTION OF SECURITIES


U.S. GOVERNMENT SECURITIES

  Each Fund may invest in U.S. Government Securities. Generally, these securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. government agencies, instrumentalities or sponsored enterprises which are supported by (a) the full faith and credit of the U.S. Treasury (such as the Government National Mortgage Association ("Ginnie Mae")), (b) the right of the issuer to borrow from the U.S. Treasury (such as securities of the Student Loan Marketing Association), (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer (such as the Federal National Mortgage Association ("Fannie Mae") and Federal Home Loan Mortgage Corporation ("Freddie Mac")), or (d) only the credit of the issuer. No assurance can be given that the U.S. government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises in the future.

  U.S. Government Securities also include Treasury receipts, zero coupon bonds and other stripped U.S. Government Securities, where the interest and principal components of stripped U.S. Government Securities are traded independently. The most widely recognized program is the Separate Trading of Registered Interest and Principal of Securities Program.

MORTGAGE-BACKED SECURITIES

  CHARACTERISTICS OF MORTGAGE-BACKED SECURITIES. Mortgage-Backed Securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Mortgagors can generally prepay interest or principal on their mortgage whenever they choose. Therefore, Mortgage-Backed Securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of principal prepayments on the underlying loans. This can result in significantly greater price and yield volatility than is the case with traditional fixed-income securities. During periods of declining interest rates, prepayments can be expected to accelerate, and thus impair a Fund's ability to reinvest the returns of principal at comparable yields. Conversely, in a rising interest rate environment, a declining prepayment rate will extend the average life of many Mortgage-Backed Securities and prevent a Fund from taking advantage of such higher yields.

  FIXED RATE MORTGAGE LOANS. Generally, fixed rate mortgage loans pay interest at fixed annual rates and have original terms to maturity ranging from 5 to 40 years. Fixed-rate mortgage loans typically provide for monthly payments of principal and interest in substantially equal installments for the term of the mortgage note in sufficient amounts to amortize fully principal by maturity, although certain fixed-rate mortgage loans provide for a large final "balloon" payment upon maturity.

  ADJUSTABLE RATE MORTGAGE LOANS ("ARMS"). The Adjustable Rate Government Fund will primarily, and the Short Duration Government and Core Fixed Income Funds may, invest in ARMs, which are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed coupon rates. ARMs generally provide for a fixed initial mortgage interest rate for a set period. Thereafter, the interest rates are subject to periodic adjustments based on changes to a designated benchmark index.

  ARMs allow a Fund to participate in increases in interest rates through periodic increases in the securities' coupon rates. During periods of declining interest rates, coupon rates may readjust downward resulting in lower yields to a Fund. Therefore, the value of an ARM is unlikely to rise during periods of declining interest rates to the same extent as fixed-rate securities. Interest rate declines may result in accelerated prepayment of mortgages with the result that proceeds from prepayments will be reinvested at lower interest rates. During periods of rising interest rates, changes in the coupon rate will lag behind changes in the market rate. ARMs are also typically subject to maximum increases and decreases in the interest rate adjustment which can be made on any one adjustment date, in any one year, or during the life of the security. In the event of dramatic increases or decreases in prevailing market interest rates, the value of a Fund's investments in ARMs may fluctuate more substantially since these limits may prevent the security from fully adjusting its interest rate to the prevailing market rates.

  U.S. GOVERNMENT GUARANTEED MORTGAGE-BACKED SECURITIES. Certain Mortgage-Backed Securities are issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises. Such issuers include, but are not limited to, Ginnie Mae, Fannie Mae and Freddie Mac. See "U.S. Government Securities."

  PRIVATELY ISSUED MORTGAGE-BACKED SECURITIES. The Core Fixed Income Fund may invest in Mortgage-Backed Securities issued or sponsored by non-governmental entities. Privately issued Mortgage-Backed Securities are generally backed by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans. Since such Mortgage-Backed Securities normally are not guaranteed by an entity having the credit standing of Ginnie Mae, Fannie Mae or Freddie Mac, in order to receive a high quality rating from the rating organizations (i.e., S&P or Moody's), they normally are structured with one or more types of "credit enhancement."

  MULTIPLE CLASS MORTGAGE-BACKED SECURITIES AND COLLATERALIZED MORTGAGE OBLIGATIONS. The Adjustable Rate Government, Short Duration Government and Core Fixed Income Funds may also invest in multiple class securities, including collateralized mortgage obligations ("CMOs") and Real Estate Mortgage Investment Conduit ("REMIC") pass-through or participation certificates. CMOs provide an investor with a specified interest in the cash flow from a pool of underlying mortgages or of other Mortgage-Backed Securities. CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final scheduled distribution date. In most cases, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended (the "Code"), and invests in certain mortgages principally secured by interests in real property and other permitted investments. The Funds do not intend to purchase residual interests in REMICs.

  STRIPPED MORTGAGE-BACKED SECURITIES. The Adjustable Rate Government, Short Duration Government and Core Fixed Income Funds may invest in Stripped Mortgage-Backed Securities ("SMBS"), which are derivative multiple class Mortgage-Backed Securities. SMBS are usually structured with two different classes: one that receives 100% of the interest payments and the other that receives 100% of the principal payments from a pool of mortgage loans. If the underlying mortgage loans experience different than anticipated prepayments of principal, a Fund may fail to recoup fully its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from mortgage loans are generally higher than prevailing market yields on other Mortgage-Backed Securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. A Fund's investments in SMBS may require the Fund to sell certain of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

ASSET-BACKED SECURITIES

  The Core Fixed Income Fund may invest in Asset-Backed Securities. The principal and interest payments on Asset-Backed Securities are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Such asset pools are securitized through the use of special purpose trusts or corporations. Principal and interest payments may be credit enhanced by a letter of credit, a pool insurance policy or a senior/subordinated structure.

MUNICIPAL SECURITIES

  GENERAL. Municipal Securities in which the Short Duration Tax-Free Fund and, to a limited extent, the Core Fixed Income Fund invest consist of bonds, notes, commercial paper and other instruments (including participation interests in such securities) issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies or instrumentalities, the interest on which in the opinion of bond counsel for the issuers or counsel selected by the Investment Adviser, is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes but not necessarily exempt from federal alternative minimum tax or from state or local taxes). Such securities may pay fixed, variable or floating rates of interest. Municipal Securities are often issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses, and obtaining funds to lend to other public institutions and facilities. The Core Fixed Income Fund may also invest in taxable Municipal Securities.

  PRIVATE ACTIVITY BONDS. Municipal Securities include "private activity bonds" or industrial development bonds, which are issued by or on behalf of public authorities to obtain funds for such projects as privately-operated housing facilities, airport, mass transit or port facilities and sewage disposal. In addition, proceeds of certain industrial development bonds are used for constructing, equipping, repairing or improving privately operated industrial or commercial facilities. The Short Duration Tax-Free Fund's distributions attributable to the interest income from private activity bonds may subject certain investors to the federal alternative minimum tax.

  MUNICIPAL LEASES AND CERTIFICATES OF PARTICIPATION. A municipal lease is an obligation in the form of a lease or installment purchase which is issued by a state or local government to acquire equipment and facilities. Certificates of participation represent undivided interests in municipal leases, installment purchase agreements or other instruments. The primary risk associated with municipal lease obligations and certificates of participation is that the governmental lessee will fail to appropriate funds to enable it to meet its payment obligations under the lease. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might prove difficult, time consuming and costly, and result in a delay in recovering or the failure to fully recover the Fund's original investment. To the extent that a Fund invests in unrated municipal leases or participates in such leases, the credit quality rating and risk of cancellation of such unrated leases will be monitored on an ongoing basis. Certain municipal lease obligations and certificates of participation may be deemed illiquid for the purpose of a Fund's limitation on investments in illiquid securities.

  PRE-REFUNDED MUNICIPAL SECURITIES. The interest and principal payments on pre-refunded Municipal Securities are typically paid from the cash flow generated from an escrow fund consisting of U.S. Government Securities. These payments have been "pre-refunded" using the escrow fund.

  INSURED SECURITIES. "Insured" Municipal Securities are those for which scheduled payments of interest and principal are guaranteed by a private (non-governmental) insurance company. The insurance entitles a Fund to receive only the face or par value of the securities held by the Fund. The insurance does not guarantee the market value of the Municipal Securities or the net asset value of a Fund's shares.

  AUCTION RATE SECURITIES. Auction rate Municipal Securities permit the holder to sell the securities in an auction at par value at specified intervals. The dividend or interest is typically reset by "Dutch" auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities. A Fund will take the time remaining until the next scheduled auction date into account for purposes of determining the securities' duration.

CORPORATE DEBT OBLIGATIONS

  The Core Fixed Income Fund may invest in corporate debt obligations. In addition to obligations of corporations, corporate debt obligations include securities issued by banks and other financial institutions. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations.

  The Core Fixed Income Fund may also invest in trust preferred securities. A trust preferred or capital security is a long dated bond (for example, 30 years) with preferred features. The preferred features are that payment of interest can be deferred for a specified period without initiating a default event. From a bondholder's viewpoint, the securities are senior in claim to standard preferred stock but junior to other bondholders. From the issuer's viewpoint, the securities are attractive because their interest is deductible for tax purposes like other types of debt instruments.

CONVERTIBLE SECURITIES

  The Core Fixed Income Fund may invest in convertible debt obligations of an issuer convertible at a stated exchange rate into common stock of the issuer. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock. Convertible securities in which the Core Fixed Income Fund invests are subject to the same rating criteria as its other investments in fixed-income securities.

FOREIGN INVESTMENTS

  FOREIGN SECURITIES. The Core Fixed Income Fund may invest in fixed-income securities of foreign issuers denominated in any currency but will limit its investments in non-U.S. dollar-denominated fixed-income securities to 25% of its total assets. This may offer potential benefits that are not available from investing exclusively in U.S. dollar-denominated domestic issues. Foreign countries may have economic policies or business cycles different from those of the U.S. and markets for foreign fixed-income securities do not necessarily move in a manner parallel to U.S. markets.

  Investing in the securities of foreign issuers involves risks that are not typically associated with investing in fixed-income securities of domestic issuers quoted in U.S. dollars. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage). A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security. In addition, if the currency in which the Fund receives dividends, interest or other payments declines in value against the U.S. dollar before such income is distributed as dividends to shareholders or converted to U.S. dollars, the Fund may have to sell portfolio securities to obtain sufficient cash to pay such dividends. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have been unable to keep pace with the volume of securities transactions, making it more difficult to conduct such transactions.

  The Core Fixed Income Fund may invest in an issuer domiciled in one country yet issuing the security in the currency of another country. The Fund may also invest in debt securities denominated in the European Currency Unit ("ECU"), which is a "basket" consisting of specified amounts in the currencies of certain of the twelve member states of the European Community. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community from time to time to reflect changes in relative values of the underlying currencies. In addition, the Fund may invest in securities denominated in other currency "baskets."

  Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a U.S. issuer. In addition, there is generally less government regulation of foreign markets, companies and securities dealers than in the U.S. Foreign securities markets may have substantially less volume than U.S. securities markets and securities of many foreign issuers may be less liquid and more volatile than securities of comparable domestic issuers. Furthermore, with respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains), limitations on the removal of funds or other assets of the Fund, political or social instability or diplomatic developments which could affect investments in those countries.

  FOREIGN GOVERNMENT SECURITIES. The Core Fixed Income Fund may invest in debt obligations of foreign governments and governmental agencies, including those of emerging countries. Investment in sovereign debt obligations involves special risks not present in debt obligations of corporate issuers. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and the Fund may have limited recourse in the event of a default. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt, and in turn the Fund's net asset value, to a greater extent than the volatility inherent in debt obligations of U.S. issuers. A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders and the political constraints to which a sovereign debtor may be subject.

  EMERGING MARKETS. The Core Fixed Income Fund may invest up to 10% of its total assets in securities of issuers located in countries with emerging economies or securities markets ("emerging markets"). Political and economic structures in many emerging markets may be undergoing significant evolution and rapid development, and emerging markets may lack the social, political and economic stability characteristic of more developed countries. As a result, the risks relating to investments in foreign securities described above, including the possibility of nationalization, expropriation and confiscatory taxation, may be heightened. In addition, unanticipated political and social developments may affect the value of the Fund's investments in emerging markets and the availability to the Fund of additional investments in such countries. The small size and inexperience of the securities markets in certain emerging markets and the limited volume of trading in securities in those countries may make the Fund's investments in such countries less liquid and more volatile than investments in countries with more developed securities markets (such as the U.S., Japan and most Western European countries). See the Additional Statement for further information regarding the Fund's investments in emerging markets.

  FOREIGN CURRENCY TRANSACTIONS. Because investment in foreign issuers by the Core Fixed Income Fund will usually involve currencies of foreign countries, and because the Fund may have currency exposure independent of its securities position, the value of a Fund's assets as measured in U.S. dollars will be affected by changes in foreign currency exchange rates. The Fund may, to the extent it invests in foreign securities, purchase or sell foreign currencies on a spot basis and may also purchase or sell forward foreign currency exchange contracts for hedging purposes and to seek to protect against anticipated changes in future foreign currency exchange rates. In addition, the Fund also may enter into such contracts to seek to increase total return when the Investment Adviser anticipates that the foreign currency will appreciate or depreciate in value, but securities denominated or quoted in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. When entered into to seek to increase total return, forward foreign currency exchange contracts are considered speculative. The Fund may also engage in cross-hedging by using forward contracts in a currency different from that in which the hedged security is denominated or quoted if the Investment Adviser determines that there is a pattern of correlation between the two currencies. If the Fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose or to sell foreign currency to seek to increase total returns, the Fund will be required to place cash or liquid assets in a segregated account with the Fund's custodian in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract, or to otherwise cover its position in a manner permitted by the SEC. The Fund will incur costs in connection with conversions between various currencies. The Fund may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the Investment Adviser, it would be beneficial to convert such currency in U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate.

  Currency exchange rates may fluctuate significantly over short periods of time causing, along with other factors, the Fund's net asset value to fluctuate. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. To the extent that a substantial portion of the Fund's total assets, adjusted to reflect the Fund's net position after giving effect to currency transactions, is denominated or quoted in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries.

  The market in forward foreign currency exchange contracts, currency swaps and other privately negotiated currency instruments offers less protection against defaults by the other party to such instruments than is available for currency instruments traded on an exchange. Such contracts are subject to the risk that the counterparty to the contract will default on its obligations. Since these contracts are not guaranteed by an exchange or clearinghouse, a default on a contract would deprive the Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the Fund to cover its purchase or sale commitments, if any, at the current market price. The Fund will not enter into forward foreign currency exchange contracts, currency swaps or other privately negotiated instruments unless the credit quality of the unsecured senior debt or the claims-paying ability of the counterparty is considered to be investment grade by the Investment Adviser.

  The Core Fixed Income Fund's use of foreign currency management techniques in emerging markets may be limited. Due to the limited market for these instruments in emerging markets, the Investment Adviser does not currently anticipate that a significant portion of the Fund's currency exposure in emerging markets, if any, will be covered by such instruments. For a discussion of such instruments and the risks associated with their use, see "Investment Objectives and Policies" in the Additional Statement.

STRUCTURED SECURITIES

  The Core Fixed Income Fund may invest in structured securities. The value of the principal of and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, result in the loss of the Fund's investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the

Reference. Consequently, structured securities may entail a greater degree of market risk than other types of fixed-income securities. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex securities.

ZERO COUPON, DEFERRED INTEREST, PAY-IN-KIND AND CAPITAL APPRECIATION BONDS

  Each Fund may invest in zero coupon, deferred interest and capital appreciation bonds. These are securities issued at a discount from their face value because interest payments are typically postponed until maturity. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security's liquidity and the issuer's credit quality. These securities also may take the form of debt securities that have been stripped of their interest payments. Each Fund may also invest in pay-in-kind securities which are securities that have interest payable by the delivery of additional securities. A portion of the discount with respect to stripped tax-exempt securities or their coupons may be taxable. The market prices of zero coupon, deferred interest, pay-in-kind and capital appreciation bonds generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. A Fund's investments in zero coupon, deferred interest, pay-in-kind and capital appreciation bonds may require the Fund to sell certain of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements. See "Taxation" in the Additional Statement.


                                 RISK FACTORS


  INTEREST RATE RISK. When interest rates decline, the market value of fixed income securities tends to increase. Conversely, when interest rates increase, the market value of fixed income securities tends to decline. Volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument.

  DEFAULT RISK/CREDIT RISK. Investments in fixed-income securities are subject to the risk that the issuer could default on its obligations and a Fund could sustain losses on such investments. A default could impact both interest and principal payments.

  CALL RISK AND EXTENSION RISK. Fixed-income securities may be subject to both call risk and extension risk. Call risk (i.e., where the issuer exercises its right to pay principal on an obligation earlier than scheduled) causes cash flow to be returned earlier than expected. Call risk typically results when interest rates have declined. Under such circumstances, a Fund may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities. Extension risk (i.e., where the issuer exercises its right to pay principal on an obligation later than scheduled) causes cash flows to be returned later than expected. Extension risk typically results when interest rates have increased. Under such circumstances, a Fund will suffer from the inability to invest in higher yielding securities. Certain types of U.S. Government, Asset-Backed, corporate, foreign, Mortgage-Backed and Municipal Securities have this call and/or extension risk.

  The investment characteristics of Mortgage-Backed Securities and Asset-Backed Securities differ from those of traditional fixed-income securities because they generally have both call risk (also known as prepayment risk) and extension risk. Homeowners have the option to prepay their mortgage. Therefore, the duration of a security backed by home mortgages can either shorten (call risk) or lengthen (extension risk). Investors are exposed to the fluctuating principal and interest payments associated with such securities. In general, if interest rates on new mortgage loans fall sufficiently below the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to increase. Conversely, if mortgage loan interest rates rise above the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to decrease.

  ARMs also have the risk of prepayments, which will have a greater impact on the Adjustable Rate Government Fund. The rate of principal prepayments with respect to ARMs has fluctuated in recent years. As with fixed-rate mortgage loans, ARMs may be subject to a greater rate of principal repayments in a declining interest rate environment. For example, if prevailing interest rates fall significantly, ARMs could be subject to higher prepayment rates (than if prevailing interest rates remain constant or increase) because the availability of low fixed-rate mortgages may encourage mortgagors to refinance their ARMs to "lock-in" a fixed-rate mortgage. Conversely, if prevailing interest rates rise significantly, ARMs may prepay more slowly. As with fixed-rate mortgages, ARM prepayment rates vary in both stable and changing interest rate environments. There are certain ARMs where the homeowner's payments do not fully cover interest, so the principal balance increases over time. These "negative amortizing" ARMs may be subject to greater default risk.

  DERIVATIVE MORTGAGE-BACKED SECURITIES. Because derivative Mortgage-Backed Securities (such as principal-only (POs), interest-only (IOs) or inverse floating rate securities) are more exposed to mortgage prepayments, they generally involve a greater amount of risk. Small changes in prepayments can significantly impact the cash flow and the market value of these securities. The risk of faster than anticipated prepayments generally adversely affects IOs, super floaters and premium priced Mortgage-Backed Securities. The risk of slower than anticipated prepayments generally adversely affects POs, floating-rate securities subject to interest rate caps, support tranches and discount priced Mortgage-Backed Securities. In addition, particular derivative securities may be leveraged such that their exposure (i.e., price sensitivity) to interest rate and/or prepayment risk is magnified.

  RISKS OF DERIVATIVE TRANSACTIONS. A Fund's transactions, if any, in options, futures, options on futures, swaps, interest rate caps, floors and collars, structured securities, inverse floating-rate securities and currency transactions involve certain risks, including a possible lack of correlation between changes in the value of hedging instruments and the portfolio assets being hedged, the potential illiquidity of the markets for derivative instruments, the risks arising from the margin requirements and related leverage factors associated with such transactions. The use of these management techniques to seek to increase total return may be regarded as a speculative practice and involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices, interest rates or currency prices. A Fund's use of certain derivative transactions may be limited by the requirements of the Internal Revenue Code of 1986, as amended (the "Code") for qualification as a regulated investment company.

  TAX RISK OF MUNICIPAL SECURITIES. The yields and market values of Municipal Securities may be more adversely impacted by changes in tax rates and policies than taxable fixed-income securities. Because interest income from Municipal Securities is normally not subject to regular federal income taxation, the attractiveness of Municipal Securities in relation to other investment alternatives is affected by changes in federal income tax rates applicable to, or the continuing federal income tax-exempt status of, such interest income. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of Municipal Securities, which could in turn affect the Fund's ability to acquire and dispose of Municipal Securities at desirable yield and price levels.

  OTHER RISKS. Floating-rate derivative debt securities present more complex types of interest rate risks. For example, range floaters are subject to the risk that the coupon will be reduced below market rates if a designated interest rate floats outside of a specified interest rate band or collar. Dual index or yield curve floaters are subject to lower prices in the event of an unfavorable change in the spread between two designated interest rates.

  Asset-Backed Securities present certain credit risks that are not presented by Mortgage-Backed Securities because Asset-Backed Securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. There is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities.

  FOREIGN RISKS. See "Foreign Securities" for a description of the risks of investing in foreign securities and currencies.


                             INVESTMENT TECHNIQUES


  MORTGAGE DOLLAR ROLLS. The Adjustable Rate Government, Short Duration Government and Core Fixed Income Funds may enter into mortgage "dollar rolls" in which a Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date for the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund. Successful use of mortgage dollar rolls depends upon the Investment Adviser's ability to predict correctly interest rates and mortgage prepayments. There is no assurance that mortgage dollar rolls can be successfully employed. The Fund will hold and maintain in a segregated account until the settlement date cash or liquid assets in an amount equal to the forward purchase price. For financial reporting and tax purposes, each Fund treats mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale. The Funds do not currently intend to enter into mortgage dollar rolls that are accounted for as a financing.

  OPTIONS ON SECURITIES AND SECURITIES INDICES. Each Fund may write (sell) covered call and put options and purchase put and call options on any securities in which it may invest or on any securities index comprised of securities in which it may invest. The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of options to seek to increase total return involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices or interest rates. The successful use of options for hedging purposes also depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. If the Investment Adviser is incorrect in its expectation of changes in securities prices or determination of the correlation between the securities indices on which options are written and purchased and the securities in a Fund's investment portfolio, the investment performance of the Fund will be less favorable than it would have been in the absence of such options transactions. The writing of options could increase a Fund's portfolio turnover rate and, therefore, associated brokerage commissions or spreads.

  OPTIONS ON FOREIGN CURRENCIES. The Core Fixed Income Fund may, to the extent it invests in foreign securities, purchase and sell (write) put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. In addition, the Core Fixed Income Fund may use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different currency, if there is a pattern of correlation between the two currencies. As with other kinds of option transactions, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received. If an option that the Fund has written is exercised, the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to the Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. In addition to purchasing put and call options for hedging purposes, the Fund may purchase call or put options on currency to seek to increase total return when the Investment Adviser anticipates that the currency will appreciate or depreciate in value, but the securities quoted or denominated in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. When purchased or sold to seek to increase total return, options on currencies are considered speculative. Options on foreign currencies to be written or purchased by the Fund will be traded on U.S. and foreign exchanges or over-the-counter.

  FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. To seek to increase total return or to hedge against changes in interest rates or securities prices or, in the case of the Core Fixed Income Fund, currency exchange rates, a Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on any of such futures contracts. Each Fund may also enter into closing purchase and sale transactions with respect to any such contracts and options. The futures contracts may be based on various securities (such as U.S. Government Securities), foreign currencies, in the case of the Core Fixed Income Fund, securities indices and other financial instruments and indices. A Fund will engage in futures and related options transactions for bona fide hedging purposes as defined in regulations of the Commodity Futures Trading Commission or to seek to increase total return to the extent permitted by such regulations. A Fund may not purchase or sell futures contracts or purchase or sell related options to seek to increase total return, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of initial margin deposits and premiums paid on a Fund's outstanding positions in futures and related options entered into for the purpose of seeking to increase total return would exceed 5% of the market value of a Fund's net assets. These transactions involve brokerage costs, require margin deposits and, in the case of contracts and options obligating the Fund to purchase securities or currencies, require the Fund to segregate and maintain cash or liquid assets with a value equal to the amount of the Fund's obligations or to otherwise cover the obligations in a manner permitted by the SEC.

  While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. See "Investment Techniques--Futures Contracts and Options on Futures Contracts" in the Additional Statement. Thus, while a Fund may benefit from the use of futures and options on futures, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance than if the Fund had not entered into any futures contracts or options transactions. Because perfect correlation between a futures position and portfolio position that is intended to be protected is impossible to achieve, the desired protection may not be obtained and a Fund may be exposed to risk of loss. The loss incurred by a Fund in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received. Futures markets are highly volatile and the use of futures may increase the volatility of a Fund's net asset value. The profitability of a Fund's trading in futures to seek to increase total return depends upon the ability of the Investment Adviser to analyze correctly the futures markets. In addition, because of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to a Fund. Further, futures contracts and options on futures may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day.

  CURRENCY SWAPS. The Core Fixed Income Fund may enter into currency swaps for hedging purposes or to seek to increase total return. Currency swaps involve the exchange by a Fund with another party of their respective rights to make or receive payments in specified currencies. Currency swaps usually involve the delivery of a gross payment stream in one designated currency in exchange for the gross payment stream in another designated currency. Therefore, the entire payment stream under a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The Fund will not enter into swap transactions unless the unsecured commercial paper, senior debt or claims-paying ability of the other party thereto is rated either AA or A-1 or better by S&P or Aa or P-1 or better by Moody's, or, if unrated by such rating organizations, determined to be of comparable quality by the Investment Adviser. The use of currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Adviser is incorrect in its forecasts of currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if this investment technique were not used.

  WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS. Each Fund may purchase when-issued securities. When-issued transactions arise when securities are purchased by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Each Fund may also purchase securities on a forward commitment basis; that is, make contracts to purchase securities for a fixed price at a future date beyond the customary three-day settlement. A Fund is required to hold and maintain in a segregated account with the Fund's custodian until three days prior to settlement date, cash or liquid assets in an amount sufficient to meet the purchase price. Alternatively, each Fund may enter into offsetting contracts for the forward sale of other securities that it owns. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, a Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate to do so.

  ILLIQUID AND RESTRICTED SECURITIES. A Fund may not invest more than 15% of its net assets in illiquid investments, which include securities (both foreign and domestic) that are not readily marketable, certain SMBS, certain municipal leases and participation interests, repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days, certain over-the-counter options, and certain restricted securities, unless it is determined, based upon the continuing review of the trading markets for a specific restricted security, that such restricted security is eligible for resale under Rule 144A under the Securities Act of 1933 and, therefore, is liquid. The Trustees have adopted guidelines under which the Investment Adviser determines and monitors the liquidity of portfolio securities subject to the oversight of the Trustees. Investing in restricted securities eligible for resale pursuant to Rule 144A may decrease the liquidity in a Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

  REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements with dealers in U.S. Government Securities and member banks of the Federal Reserve System which furnish collateral at least equal in value or market price to the amount of their repurchase obligation. Core Fixed Income Fund may also enter into repurchase agreements involving certain foreign government securities. If the other party or "seller" defaults, a Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund in connection with the related repurchase agreement are less than the repurchase price. In addition, in the event of bankruptcy of the seller or failure of the seller to repurchase the securities as agreed, a Fund could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement. The Trustees have reviewed and approved certain counterparties whom they believe to be creditworthy and have authorized the Funds to enter into repurchase agreements with such counterparties. In addition, each Fund, together with other registered investment companies having management agreements with the Investment Adviser, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

  TEMPORARY INVESTMENTS. Each Fund may, for temporary defensive purposes, invest up to 100% of its total assets in (i) U. S. Government Securities or
(ii) repurchase agreements collateralized by U.S. Government Securities. The Short Duration Tax-Free Fund may for temporary defensive purposes depart from its stated investment objectives and invest more than 20% of its net assets in taxable investments.

MISCELLANEOUS TECHNIQUES

  In addition to the techniques and investments described above, each Fund may, with respect to no more than 5% of its net assets, engage in the following techniques and investments: (i) portfolio securities lending, (ii) mortgage swaps (other than Short Duration Tax-Free Fund) and interest rate swaps, caps, floors and collars, (iii) inverse floating rate securities, (iv) yield curve options, (v) investments in other investment companies, (vi) custodial receipts and (vii) with respect to the Short Duration Tax-Free Fund, tender option bonds and standby commitments. For more information see the Additional Statement.

  In addition, each Fund may borrow up to 33 1/3% of its total assets from banks for temporary or emergency purposes. A Fund may not make additional investments if borrowings (excluding covered mortgage dollar rolls) exceed 5% of its total assets. For more information, see the Additional Statement.


                            INVESTMENT RESTRICTIONS

  Each Fund is subject to certain investment restrictions that are described in detail under "Investment Restrictions" in the Additional Statement. Fundamental investment restrictions of a Fund cannot be changed without approval of a majority of the outstanding shares of that Fund as defined in the Additional Statement. Each Fund's investment objectives and all policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in a Fund's investment objectives, shareholders should consider whether that Fund still remains an appropriate investment in light of their then current financial positions and needs.

  The Short Duration Tax-Free Fund's policy to invest, under normal market conditions, at least 80% of its net assets in Municipal Securities, the interest on which is exempt from regular federal income tax, is fundamental and may not be changed without shareholder approval. For more information on a Fund's investment restrictions, an investor should obtain the Additional Statement.


                              PORTFOLIO TURNOVER


  Each Fund may engage in active short-term trading to benefit from yield disparities among different issues of securities or among the markets for fixed-income securities, or for other reasons. It is anticipated that the portfolio turnover rate of each Fund will vary from year to year. The portfolio turnover rate is computed by dividing the lesser of the dollar amount of securities purchased or securities sold (excluding all securities whose maturities at acquisition are one year or less) by the average monthly value of such securities owned during the year. A 100% turnover rate would occur, for example, if all of the securities held by a Fund were sold and replaced within one year. The Investment Adviser will not consider the portfolio turnover rate a limiting factor in making investment decisions for a Fund consistent with the Fund's investment objectives and portfolio management policies. A high rate of portfolio turnover results in increased transaction costs to a Fund. The portfolio turnover rate includes the effect of entering into mortgage dollar rolls. See "Financial Highlights" for a statement of each Fund's historical portfolio turnover rates.


                                  MANAGEMENT


TRUSTEES AND OFFICERS

  The Trustees are responsible for deciding matters of general policy and reviewing the actions of the Investment Advisers, distributor and transfer agent. The officers of the Trust conduct and supervise each Fund's daily business operations. The Additional Statement contains information as to the identity of, and other information about, the Trustees and officers of the Trust.

INVESTMENT ADVISERS

  INVESTMENT ADVISERS. Goldman Sachs Funds Management, L.P., One New York Plaza, New York, New York 10004, a Delaware limited partnership which is an affiliate of Goldman Sachs, serves as investment adviser to the Short Duration Government and Adjustable Rate Government Funds. Goldman Sachs Funds Management, L.P. registered as an investment adviser in 1990. Goldman Sachs Asset Management, One New York Plaza, New York, New York 10004, a separate operating division of Goldman Sachs, serves as the investment adviser to the Short Duration Tax-Free and Core Fixed Income Funds. Goldman Sachs registered as an investment adviser in 1981. As of January 26, 1998, GSAM and GSFM, together with their affiliates, acted as investment adviser or distributor for assets in excess of $140 billion.

  Under a Management Agreement with each Fund, the applicable Investment Adviser, subject to the general supervision of the Trustees, provides day-to-day advice as to the Fund's portfolio transactions. Goldman Sachs has agreed to permit the Trust to use the name "Goldman Sachs" or a derivative thereof as part of each Fund's name for as long as a Fund's Management Agreement is in effect.

  In performing its investment advisory services, each Investment Adviser, while remaining ultimately responsible for the management of the Funds, is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. In addition, the Investment Advisers will have access to the research of, and certain proprietary technical models developed by, Goldman Sachs and may apply quantitative and qualitative analysis in determining the appropriate allocations among the categories of issuers and types of securities.

  Under the Management Agreement, each Investment Adviser also: (i) supervises all non-advisory operations of each Fund that it advises; (ii) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of each Fund;
(iii) arranges for at each Fund's expense (a) the preparation of all required tax returns, (b) the preparation and submission of reports to existing shareholders, (c) the periodic updating of prospectuses and statements of additional information and (d) the preparation of reports to be filed with the SEC and other regulatory authorities; (iv) maintains each Fund's records; and (v) provides office space and all necessary office equipment and services.

  ADJUSTABLE RATE GOVERNMENT AND SHORT DURATION GOVERNMENT FUNDS. The Funds' portfolio managers are Jonathan A. Beinner, Richard C. Lucy, James B. Clark, Peter D. Dion and James P. McCarthy. Their responsibilities include investing in the particular types of securities the Funds may hold. Mr. Beinner is a Managing Director of Goldman Sachs and Co-Head of GSAM's U.S. Fixed Income Department. Mr. Beinner joined the Investment Adviser in 1990. Mr. Lucy is a Vice President of Goldman Sachs and Co-Head of GSAM's U.S. Fixed Income Department. Mr. Lucy joined the Investment Adviser in 1992. Mr. Clark joined GSAM in 1994 after working as a senior trader at the Federal Home Loan Mortgage Corporation. Prior to that, he was an investment manager at Travelers Insurance Company. Mr. Dion is a Vice President of Goldman Sachs and joined GSAM in 1992. Mr. McCarthy is a Vice President of Goldman Sachs. Mr. McCarthy joined GSAM in 1995 after working as a bond trader at Nomura Securities.

  CORE FIXED INCOME FUND. The Fund's portfolio managers are Jonathan A. Beinner and Richard C. Lucy. See above for information about Mr. Beinner and Mr. Lucy. Messrs. Beinner and Lucy each specialize in investing in a particular type of security the Fund may hold.

  SHORT DURATION TAX-FREE FUND. The Fund's portfolio managers are Benjamin S. Thompson and Elisabeth Schupf Lonsdale. Mr. Thompson and Ms. Lonsdale each specialize in municipal securities. Mr. Thompson's responsibilities include developing investment strategy and structuring portfolios. Ms. Lonsdale is also responsible for GSAM's municipal credit research. Mr. Thompson worked in the institutional sales and marketing group at GSAM until he joined the fixed-income team in 1993. Prior to joining GSAM in early 1992, Mr. Thompson worked in the Structured Finance Group of the Chase Manhattan Bank. Before rejoining Goldman Sachs in 1995, Ms. Lonsdale was a Director of Fitch Investors Service evaluating the credit ratings of tax-backed issues. Prior to that, she worked for ten years in Goldman Sachs's Municipal Finance Department.

  It is the responsibility of the Investment Adviser to make the investment decisions for a Fund and to place the purchase and sale orders for a Fund's portfolio transactions in U.S. and foreign markets. Such orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Goldman Sachs or its affiliates. In effecting purchases and sales of portfolio securities for the Funds, the Investment Advisers will seek the best price and execution of a Fund's orders. In doing so, where two or more brokers or dealers offer comparable prices and execution for a particular trade, consideration may be given to whether the broker or dealer provides investment research or brokerage services or sells shares of any Goldman Sachs Fund. See the Additional Statement for a further description of the Investment Advisers' brokerage allocation practices.

  As compensation for its services rendered and assumption of certain expenses pursuant to separate Management Agreements, GSAM and GSFM are entitled to the following fees, computed daily and payable monthly at the annual rates listed below:

                                                                FOR THE FISCAL
                                                                YEAR OR PERIOD
                                                   CONTRACTUAL       ENDED
                                                      RATE*    OCTOBER 31, 1997*
                                                   ----------- -----------------
GSAM
----
  Short Duration Tax-Free.........................    0.40%          0.40%
  Core Fixed Income...............................    0.40%          0.40%
GSFM
----
  Short Duration Government.......................    0.50%          0.40%
  Adjustable Rate Government......................    0.40%          0.40%

--------

* The difference, if any, between the stated fees and the actual fees paid by the Funds reflects that the applicable Investment Adviser did not charge the full amount of the fees to which it would have been entitled for the year ended October 31, 1997. Effective March 1, 1998, the management fee for the Short Duration Government Fund will equal 0.50%. The Investment Advisers may discontinue or modify such limitations in the future at their discretion, although they have no current intention to do so.

  The Investment Advisers have voluntarily agreed to reduce or limit certain "Other Expenses" of each Fund, other than the Adjustable Rate Government Fund (excluding management fees, fees under administration plans, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses), to the extent such expenses exceed 0.05% per annum of a Fund's average daily net assets, respectively. Such reductions or limits, if any, are calculated monthly on a cumulative basis and may be discontinued or modified by the applicable Investment Adviser in its discretion at any time.

  Goldman Sachs may from time to time, at its own expense, provide compensation to certain Service Organizations and other persons for providing administrative services to their customers. These services include maintaining account records, processing orders to purchase, redeem and exchange shares and responding to certain customer inquiries. In addition, these services may also include responding to certain inquiries from and providing written materials to institutions and their customers about a Fund; furnishing advice about and assisting institutions in obtaining from state regulatory agencies any rulings, exemptions or other authorizations that may be required to conduct a mutual fund sales program; acting as liaison between institutions and national regulatory organizations; assisting with the preparation of sales material; and providing general assistance and advice in establishing and maintaining mutual fund sales programs on the premises of institutions.

  ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS. The involvement of the Investment Advisers, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to a Fund or limit a Fund's investment activities. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Funds and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Funds. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds. The results of a Fund's investment activities, therefore, may differ from those of Goldman Sachs and its affiliates and it is possible that a Fund could sustain losses during periods in which

Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for proprietary or other accounts. In addition, the Funds may, from time to time, enter into transactions in which other clients of Goldman Sachs have an adverse interest. From time to time, a Fund's activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. See "Management -- Activities of Goldman Sachs and its Affiliates and Other Accounts Managed by Goldman Sachs" in the Additional Statement for further information.

DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 85 Broad Street, New York, New York 10004, serves as the exclusive distributor (the "Distributor") of each Fund's shares. Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606 also serves as each Fund's transfer agent (the "Transfer Agent") and as such performs various shareholder servicing functions. Shareholders with inquiries regarding any Fund should contact Goldman Sachs (as Transfer Agent) at the address or the telephone number set forth on the back cover page of this Prospectus. The Adjustable Rate Government, Short Duration Government, Short Duration Tax-Free and Core Fixed Income Funds pay Goldman Sachs transfer agency fees and expenses with respect to, Administration Shares equal to that class's proportionate share of the total transfer agency costs borne by the Fund. Those costs are equal to a fixed per account charge of $12,000 per year plus $7.50 per account, together with out-of-pocket and transaction related expenses applicable to Class A, Class B and Class C shares where applicable plus 0.04% of the average daily net assets of the other classes of the Funds.

  From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Funds. Goldman Sachs reserves the right to redeem at any time some or all of the shares acquired for its own account.


                                   DIVIDENDS

  Each Fund will declare a daily dividend which will be paid monthly. Over the course of the fiscal year, dividends accrued and paid will constitute all or substantially all of the Funds' net investment income. From time to time a portion of such dividends may constitute a return of capital. In the case of Core Fixed Income Fund, net loss, if any, from certain foreign currency transactions or instruments that is otherwise taken into account in calculating net investment income or net realized capital gains for accounting purposes may not be taken into account in determining the amount of dividends to be declared and paid, with the result that a portion of the Fund's dividends may be treated as a return of capital, nontaxable to the extent of a shareholder's tax basis in his shares. The Funds also intend that all net realized capital gains will be declared as a dividend at least annually. In determining amounts of capital gains to be distributed, capital losses, including any available capital loss carryovers from prior years, will be offset against capital gains.

  A Fund's net investment income is determined on a daily basis. On days on which net asset value is calculated, such determination is made immediately prior to the calculation of a Fund's net asset value. On days on which net asset value is not calculated, such determination is made as of 3:00 p.m. Chicago time.

  Payment of dividends from net investment income will be made on the last calendar day of each month in additional shares of the Fund at the net asset value on such day, unless cash distributions are elected, in which case, cash payment will be made on the first Business Day of the succeeding month. Payment of dividends with respect to capital gains, if any, when declared will be made in additional shares of the Fund at the net asset value on the payment date, unless cash distributions are elected. This election to receive dividends in cash is initially made on the Account Information Form and may be changed upon written notice to the Transfer Agent at any time prior to the record date for a particular dividend or distribution. If cash dividends are elected with respect to the Fund's monthly net investment income dividends, then cash dividends must also be elected with respect to the non-long-term capital gains component, if any, of the Fund's annual dividend.

  At the time of an investor's purchase of shares of a Fund, a portion of the net asset value per share may be represented by realized or unrealized appreciation of any Fund's portfolio securities. Therefore, subsequent distributions on such shares from such income or realized appreciation may be taxable to the investor even if the net asset value of the shares is, as a result of the distributions, reduced below the cost of such shares and the distributions (or portions thereof) represent a return of a portion of the purchase price.


                                NET ASSET VALUE

  The net asset value per share of each class of a Fund is calculated by the Fund's custodian as of the close of regular trading on the New York Stock Exchange (normally, but not always, 3:00 p.m. Chicago time, 4:00 p.m. New York time) on each Business Day (as such term is defined under "Additional Information") immediately after the determination, if any, of the income to be declared as a dividend. Net asset value per share of each class is calculated by determining the net assets of each class and dividing by the number of outstanding shares of that class.

  Each Fund's portfolio securities for which accurate market quotations are readily available are valued on the basis of quotations, which may be furnished by a pricing service or provided by dealers in such securities and other portfolio securities are valued at fair value, based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the Trustees. Debt obligations with a remaining maturity of 60 days or less are valued at amortized cost. The Board of Trustees has determined that the amortized cost of such securities approximates fair market value.


                            PERFORMANCE INFORMATION


  From time to time each Fund may publish yield, distribution rate and average annual total return and the Short Duration Tax-Free Fund may publish its tax equivalent yield in advertisements and communications to shareholders or prospective investors. Average annual total return is determined by computing the average annual percentage change in value of $1,000 invested at the maximum public offering price for specified periods ending with the most recent calendar quarter, assuming reinvestment of all dividends and distributions at net asset value. The total return calculation assumes a complete redemption of the investment at the end of the relevant period. Each Fund may also from time to time advertise total return on a cumulative, average, year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules. In addition to the above, each Fund may from time to time advertise its performance relative to certain averages, performance rankings, indices, other information prepared by recognized mutual fund statistical services and investments for which reliable performance data is available.

  Yield is computed by dividing net investment income earned during a recent thirty-day period by the product of the average daily number of shares outstanding and entitled to receive dividends during the period and the maximum offering price per share on the last day of the relevant period. The results are compounded on a bond equivalent (semiannual) basis and then annualized. Net investment income per share is equal to the dividends and interest earned during the period, reduced by accrued expenses for the period. The calculation of net investment income for these purposes may differ from the net investment income determined for accounting purposes.

  Tax equivalent yield represents the yield an investor would have to earn to equal, after taxes, the Short Duration Tax-Free Fund's tax-free yield. Tax equivalent yield is calculated by dividing the Short Duration Tax-Free Fund's tax-exempt yield by one minus a stated federal tax rate.

  Quotations of distribution rates are calculated by annualizing the most recent distribution of net investment income for a monthly, quarterly or other relevant period and dividing this amount by the net asset value per share or maximum public offering price on the last day of the period for which the distribution rates are being calculated.

  Each Fund's yield, total return and distribution rate will be calculated separately for each class of shares in existence. Because each class of shares may be subject to different expenses, the yield, total return and distribution rate calculations with respect to each class of shares for the same period will differ. See "Shares of the Trust."

  The investment results of a Fund will fluctuate over time and any presentation of investment results for any prior period should not be considered a representation of what an investment may earn or what the Fund's performance may be in any future period. In addition to information provided in shareholder reports, the Funds may, in their discretion, from time to time, make a list of their holdings available to investors upon request.


                              SHARES OF THE TRUST


  Each Fund is a series of the Goldman Sachs Trust, which was formed under the laws of the State of Delaware on January 28, 1997. The Funds were formerly series of Goldman Sachs Trust, a Massachusetts business trust, and were reorganized into the Trust as of April 30, 1997. The Trustees have authority under the Trust's Declaration of Trust to create and classify shares of beneficial interest in separate series, without further action by shareholders. Additional series may be added in the future. The Trustees also have authority to classify or reclassify any series or portfolio of shares into one or more classes.

  When issued, shares are fully paid and non-assessable. In the event of liquidation, shareholders are entitled to share pro rata in the net assets of the applicable Fund available for distribution to such shareholders. All shares are freely transferable and have no preemptive, subscription or conversion rights. Shareholders are entitled to one vote per share, provided that at the option of the Trustees, shareholders will be entitled to a number of votes based upon the net asset values represented by their shares.

  The Trust does not intend to hold annual meetings of shareholders. However, pursuant to the Trust's By-Laws, the recordholders of at least 10% of the shares outstanding and entitled to vote at a special meeting may require the Trust to hold such special meeting of shareholders for any purpose, and recordholders may, under certain circumstances, as permitted by the Act, communicate with other shareholders in connection with requiring a special meeting of shareholders. The Trustees will call a special meeting of shareholders for the purpose of electing Trustees, if, at any time, less than a majority of Trustees holding office at the time were elected by shareholders.

  In the interest of economy and convenience, the Trust does not issue certificates representing the Fund's shares. Instead, the Transfer Agent maintains a record of each shareholder's ownership. Each shareholder of record receives confirmation of purchase and redemption orders from the Transfer Agent. Fund shares and any dividends and distributions paid by the Funds are reflected in account statements from the Transfer Agent.

  As of February 1, 1998, the shareholder listed below owned beneficially and of record 25% or more of the outstanding shares of the following Fund: Short Duration Government Fund--State Street Bank and Trust Company, P.O. Box 1992, Boston, MA 02105-1992 (29.64%).


                                   TAXATION


FEDERAL TAXES

  Each Fund is treated as a separate entity for tax purposes, has elected to be treated as a regulated investment company and intends to qualify for such treatment for each taxable year under Subchapter M of the Code. To qualify as such, a Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders. As a regulated investment company, a Fund will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its shareholders in accordance with certain timing requirements of the Code.

  The Short Duration Tax-Free Fund intends to satisfy certain requirements of the Code so that it may distribute the tax-exempt interest it receives as "exempt-interest dividends," as defined in the Code. If such requirements are satisfied, distributions of the Short Duration Tax-Free Fund that are attributable to interest on tax-exempt obligations and that the Fund properly designates as exempt-interest dividends will be exempt from regular federal income tax, although all or a portion of these distributions may be subject to the federal alternative minimum tax and may be includable in the tax base for determining taxability of social security or railroad retirement benefits. Persons who are "substantial users" (or related persons to such substantial users) of facilities financed by industrial development or certain private activity bonds should consult their own tax advisers before purchasing shares of the Short Duration Tax-Free Fund. Interest on indebtedness incurred or continued to purchase or carry shares of the Short Duration Tax-Free Fund is not deductible to the extent attributable to the Short Duration Tax-Free Fund's distributions that are exempt-interest dividends.

  Dividends paid by a Fund from net investment income, certain net realized foreign exchange gains, the excess of net short-term capital gain over net long-term capital loss and original issue discount or market discount income will be taxable to shareholders as ordinary income, except for any exempt-interest dividends paid by Short Duration Tax-Free Fund, as described above. Distributions out of the net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, of a Fund, will be taxed to shareholders as long-term capital gains, regardless of the length of time a shareholder has held his or her shares or whether such gain was reflected in the price paid for the shares. Such long-term capital gain will constitute 20% or 28% rate gain, depending upon the Fund's holding period for the assets the sale of which generated the gain. These tax consequences will apply whether distributions are received in cash or reinvested in shares. Certain distributions paid by a Fund in January of a given year may be taxable to shareholders as if received the prior December 31. Shareholders will be informed annually about the amount and character of distributions received from the Funds for federal income tax purposes.

  Investors should consider the tax implications of buying shares immediately prior to a distribution. Investors who purchase shares shortly before the record date for a distribution other than a daily dividend will pay a per share price that includes the value of the anticipated distribution and will be taxed on any taxable distribution even though the distribution represents a return of a portion of the purchase price.

  Redemptions and exchanges of shares are taxable events.

  Individuals and certain other classes of shareholders may be subject to 31% backup withholding of federal income tax on distributions (other than exempt-interest dividends), redemptions and exchanges if they fail to furnish their correct taxpayer identification number and certain certifications required by the Internal Revenue Service or if they are otherwise subject to backup withholding. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to non-resident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty) on amounts treated as ordinary dividends from the Funds.

  The Core Fixed Income Fund may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. In general, the Fund may deduct these taxes in computing its taxable income, if any. As an alternative, if more than 50% of the value of its total assets is comprised of stock or securities of foreign corporations at the end of its taxable year and the Fund so elects, the Fund's shareholders will include in their gross incomes (in addition to dividends and distributions they receive) their pro rata shares of qualified foreign taxes paid by the Fund and may be entitled under the Code to claim foreign tax credits or deductions with respect to such taxes.

OTHER TAXES

  In addition to federal taxes, a shareholder may be subject to state, local or foreign taxes on payments received from the Funds, including exempt-interest dividends. A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent (if any) a Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. government obligations and/or tax-exempt municipal obligations issued by or on behalf of the particular state or a political subdivision thereof, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. For a further discussion of certain tax consequences of investing in shares of the Funds, see "Taxation" in the Additional Statement. Shareholders are urged to consult their own tax advisers regarding specific questions as to federal, state and local taxes as well as to any foreign taxes.

                          ADDITIONAL INFORMATION

  As used in this Prospectus, the term "Business Day" means any day the New York Stock Exchange is open for trading, which is Monday through Friday except for holidays. The New York Stock Exchange is closed on the following holidays:
New Year's Day, Martin Luther King, Jr. Day, Presidents' Day (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                              ADMINISTRATION PLAN

  The Trust, on behalf of the Funds, has adopted an Administration Plan with respect to the Administration Shares which authorizes a Fund to compensate certain institutions ("Service Organizations") for providing account administration services to their customers who are beneficial owners of such Shares. The Trust, on behalf of the Funds, enters into agreements with Service Organizations which purchase Administration Shares on behalf of their customers ("Service Agreements"). The Service Agreements provide for compensation to the Service Organizations in an amount up to 0.25% (on an annualized basis) of the average daily net assets of the Administration Shares of the Fund attributable to or held in the name of the Service Organization for its customers. The services provided by the Service Organizations may include acting, directly or through an agent, as the sole shareholder of record, maintaining account records for customers and processing orders to purchase, redeem or exchange Administration Shares for customers.

  Normally, purchase, exchange and redemption orders processed by a Service Organization on behalf of its customers will not be effective until received by Goldman Sachs as described herein. The Trust may, however, authorize certain Service Organizations to accept on the Trust's behalf orders placed by their customers and, if approved by the Trust, to designate other intermediaries to accept such orders. In these cases, a Fund will be deemed to have received an order in proper form when the order is accepted by the authorized Service Organization or intermediary on a Business Day, and the order will be priced at a Fund's net asset value per share next determined after such acceptance. The Service Organization or intermediary will be responsible for transmitting accepted orders to the Trust within the period agreed upon by them. A customer may contact its Service Organization to learn whether the Service Organization is authorized to accept orders. Service Organizations that are authorized to accept orders for the Trust may receive payments from the Funds or Goldman Sachs that are in addition to the payments payable by the Trust under the Administration Plan.

  Holders of Administration Shares of a Fund bear all expenses and fees paid to Service Organizations under the Administration Plan as well as any other expenses which are attributed to such Shares.

  Service Organizations may charge other fees to their customers who are the beneficial owners of Administration Shares in connection with their customer accounts. These fees would be in addition to any amounts received by the Service Organization under a Service Agreement and may affect the return earned on an investment in the Fund. The Trust, on behalf of the Funds, accrues payments made pursuant to a Service Agreement daily. All inquiries of beneficial owners of Administration Shares should be directed to the owners' Service Organizations.

  For the fiscal year ended October 31, 1997, the Trust, on behalf of each Fund, paid Service Organizations fees at the annual rate of 0.25% of each Fund's average daily net assets attributable to Administration Shares.


                            REPORTS TO SHAREHOLDERS

  Recordholders of Administration Shares of the Funds will receive an annual report containing audited financial statements and a semi-annual report. Each recordholder of Administration Shares will also be provided with a printed confirmation for each transaction in its account and a monthly account statement. A year-to-date statement for any account will be provided to a Service Organization upon request made to Goldman Sachs.

  Service Organizations will be responsible for providing services similar to those described above to their customers who are the beneficial owners of such Shares. For example, Service Organizations are responsible for providing each customer exercising investment discretion with monthly statements with respect to such customer's account in lieu of an immediate confirmation of each transaction.


                       PURCHASE OF ADMINISTRATION SHARES

  Customers of Service Organizations may invest in Administration Shares only through their Service Organizations. Administration Shares may be purchased on any Business Day at the net asset value per share next determined after receipt of an order by Goldman Sachs from a Service Organization. (See "Administration Plan" for a description of limited situations where a Service Organization or other intermediary may be authorized to accept orders for the Funds.) No sales load will be charged. Currently, net asset value is determined as of the close of regular trading on the New York Stock Exchange (normally, but not always, 3:00 p.m. Chicago time, 4:00 p.m. New York time), as described under "Net Asset Value." Purchases of Administration Shares of the Funds must be settled within three (3) Business Days of the receipt of a complete purchase order. Payment of the proceeds of redemption of shares purchased by check may be delayed for a period of time as described under "Redemption of Administration Shares."

  The Service Organizations are responsible for the timely transmittal of purchase orders to Goldman Sachs and payments to Northern or Goldman Sachs. In order to facilitate timely transmittal, the Service Organizations have established times by which purchase orders and payments must be received by them.

PURCHASE PROCEDURES

  Purchases of Administration Shares by a Service Organization may be made by placing an order with Goldman Sachs at 800-621-2550 and either wiring federal funds to the Northern Trust Company ("Northern") as subcustodian for State Street Bank and Trust Company ("State Street") on the next Business Day or initiating an ACH transfer to ensure receipt by Northern on the next Business Day. Purchases may also be made by a Service Organization by check (except that the Trust will not accept a check drawn on a foreign bank or a third-party check) or Federal Reserve draft made payable to Goldman Sachs Fixed Income Funds -- Name of Fund and Class of shares and should be directed to Goldman Sachs Fixed Income Funds -- Name of Fund and Class of shares, c/o GSAM Shareholder Services, 4900 Sears Tower, Chicago, Illinois 60606.

OTHER PURCHASE INFORMATION

  The Funds do not have any minimum purchase or account requirements with respect to Administration Shares. A Service Organization may, however, impose a minimum amount for initial and subsequent investments in Administration Shares, and may establish other requirements such as a minimum required account balance. A Service Organization may effect redemptions of noncomplying accounts, and may impose a charge for any special services rendered to its customers. Customers should contact their Service Organizations for further information concerning such requirements and charges.

    PURCHASE BY FEDERAL FUNDS WIRE OR ACH TRANSFER. If a purchase order is received with a specified settlement date from a Service Organization in proper form before the determination of net asset value that day and payment is made by wire transfer or ACH transfer, shares will be issued and dividends will begin to accrue on the purchased shares on the later of (i) the Business Day after receipt of the purchase order or

  (ii) the day of receipt of a federal funds wire or an ACH transfer by Northern. For purchases without a specified settlement date, shares will be issued and dividends declared with respect to such shares will begin to accrue on the Business Day after payment is so received.

    PURCHASE BY CHECK OR FEDERAL RESERVE DRAFT. If a purchase order is received with a specified settlement date from a Service Organization in proper form before the determination of net asset value that day and payment is made by check or Federal Reserve draft, shares will be issued and dividends will begin to accrue on the purchased shares on the Business Day after the date payment is received. For purchases without a specified settlement date, shares will be issued and dividends declared with respect to such shares will begin to accrue on the Business Day after payment is so received.

  The Funds reserve the right to redeem Administration Shares of any Service Organization whose account balance is less than $50 as a result of earlier redemptions. Such redemptions will not be implemented if the value of a recordholder's account falls below the minimum account balance solely as a result of market conditions. A Fund will give sixty (60) days' prior written notice to Service Organizations whose Administration Shares are being redeemed to allow them to purchase sufficient additional Administration Shares to avoid such redemption.

  The Funds and Goldman Sachs each reserves the right to reject any specific purchase order (including exchanges) or to restrict purchases or exchanges by a particular purchaser (or group of related purchasers). This may occur, for example, when a purchaser or group of purchasers' pattern of frequent purchases, sales or exchanges of Administration Shares of a Fund is evident, or if purchases, sales or exchanges are, or a subsequent abrupt redemption might be, of a size that would disrupt management of a Fund.

  In the sole discretion of Goldman Sachs, a Fund may accept securities instead of cash for the purchase of shares of the Fund. Such purchases will be permitted only if the Investment Adviser determines that any securities acquired in this manner are consistent with the Fund's investment objectives, restrictions and policies and are desirable investments for the Fund.

  The Investment Advisers, Distributor, and/or their affiliates, also pay additional compensation from time to time, out of their assets and not as an additional charge to the Funds, to selected Service Organizations and other persons in connection with the sale of shares of the Funds and other investment portfolios of the Trust (such as additional payments based on new sales, amounts exceeding pre-established thresholds, or the length of time customers' assets have remained in the Trust) and, subject to applicable NASD regulations, contribute to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions in which participants may receive reimbursement of expenses, entertainment and prizes such as travel awards, merchandise, cash, investment research and educational information and related support materials. This additional compensation can vary among Service Organizations depending upon such factors as the amounts their customers have invested (or may invest) in particular investment portfolios of the Trust, the particular program involved, or the amount of reimbursable expenses. Additional compensation based on sales may, but is currently not expected to, exceed .50% (annualized) of the amount invested. For further information, see the Additional Statement.


                              EXCHANGE PRIVILEGE

  Administration Shares of the Funds may be exchanged by a Service Organization for (i) Administration Shares of any other mutual fund sponsored by Goldman Sachs and designated as an eligible fund for this purpose and (ii) the corresponding class of any Goldman Sachs Money Market Fund at the net asset value next determined either by writing to Goldman Sachs, Attention:
Goldman Sachs Fixed Income Funds -- Name of Fund and Class of shares, c/o GSAM Shareholder Services, 4900 Sears Tower, Chicago, Illinois 60606 or, if previously elected in the Fund's Account Information Form, by telephone at 800-621-2550 (7:00 a.m. to 5:30 p.m. Chicago time). A shareholder should obtain and read the prospectus relating to any other fund and its shares and consider its investment objective, policies and applicable fees before making an exchange. Administration Shares acquired by telephone exchange must be registered in the same name(s) and have the same address as Administration Shares of the Fund for which the exchange is being made.

  In an effort to prevent unauthorized or fraudulent exchanges by telephone, Goldman Sachs employs reasonable procedures as set forth under "Redemption of Administration Shares" to confirm that such instructions are genuine. In times of drastic economic or market changes, the telephone exchange privilege may be difficult to implement. For federal income tax purposes, an exchange is treated as a redemption of the Administration Shares surrendered in the exchange, on which an investor may be subject to tax, followed by a purchase of Administration Shares, or the corresponding class of any Goldman Sachs Money Market Fund received in the exchange. Shareholders should consult their own tax advisers concerning the tax consequences of an exchange. Exchanges are available only in states where exchanges may legally be made. The exchange privilege may be materially modified or withdrawn at any time on sixty (60) days' written notice to the recordholders of Administration Shares and is subject to certain limitations. See "Purchase of Administration Shares."


                      REDEMPTION OF ADMINISTRATION SHARES

  The Funds will redeem their Administration Shares upon request of the recordholder of such Shares on any Business Day at the net asset value next determined after receipt of such request in proper form by Goldman Sachs. (See "Administration Plan" for a description of limited situations where a Service Organization or other intermediary may be authorized to accept redemptions for the Funds.) If Administration Shares to be redeemed were recently purchased by check, a Fund may delay transmittal of redemption proceeds until such time as it has assured itself that good funds have been collected for the purchase of such Administration Shares. This may take up to fifteen (15) days. Redemption requests may be made by a Service Organization by writing to or calling the Transfer Agent at the address or telephone number set forth on the back cover page of this Prospectus. A Service Organization may request redemptions by telephone if the optional telephone redemption privilege is elected on the Account Information Form. It may be difficult to implement redemptions by telephone in times of drastic economic or market changes.

  In an effort to prevent unauthorized or fraudulent redemption or exchange requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. Among other things, any redemption request that requires money to go to an account or address other than that designated on the Account Information Form must be in writing and signed by an authorized person designated on the Account Information Form. Any such written request is also confirmed by telephone with both the requesting party and the designated bank account to verify instructions. Exchanges among accounts with different names, addresses and social security or taxpayer identification numbers must be in writing and signed by an authorized person designated on the Account Information Form. Other procedures may be implemented from time to time concerning telephone redemptions and exchanges. If reasonable procedures are not implemented, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, neither the Funds, the Trust nor Goldman Sachs will be responsible for the authenticity of redemption or exchange instructions received by telephone. Administration Shares of each Fund earn dividends declared on the day the shares are redeemed.

  The Funds will arrange for the proceeds of redemptions effected by any means to be wired to the recordholder of Administration Shares or, if the recordholder elects in writing, by check. Redemption proceeds paid by wire transfer will normally be wired on the next Business Day in federal funds (for a total one-day delay), but may be paid up to three (3) days after receipt of a properly executed redemption request. Wiring of redemption proceeds may be delayed one additional Business Day if the Federal Reserve Bank is closed on the day redemption proceeds would ordinarily be wired. Redemption proceeds paid by check will normally be mailed to the address of record within three
(3) Business Days of receipt of a properly executed redemption request. Once wire transfer instructions have been given by Goldman Sachs, neither the Funds, the Trust nor Goldman Sachs assumes any further responsibility for the performance of intermediaries or the customer's Service Organization in the transfer process. If a problem with such performance arises, the customer should deal directly with such intermediaries or Service Organizations.

  Additional documentation regarding a redemption by any means may be required to effect a redemption when deemed appropriate by the Transfer Agent. The request for such redemption will not be considered to have been received in proper form until such additional documentation has been submitted to the Transfer Agent by the recordholder of Administration Shares.

  Service Organizations are responsible for the timely transmittal of redemption requests by their customers to the Transfer Agent. In order to facilitate timely transmittal of redemption requests, Service Organizations have established times by which redemption requests must be received by them. Additional documentation may be required when deemed appropriate by a Service Organization.

                               ----------------

                                   APPENDIX


                   GUIDELINES FOR CERTIFICATION OF TAXPAYER
               IDENTIFICATION NUMBER ON ACCOUNT INFORMATION FORM

  You are required by law to provide a Fund with your correct Taxpayer Identification Number (TIN), regardless of whether you file tax returns. Failure to do so may subject you to penalties. Failure to provide your correct TIN and to sign your name in the Certification section of the Account Information Form could result in withholding of 31% by a Fund for the federal backup withholding tax on distributions, redemptions, exchanges and other payments relating to your account.

  Any tax withheld may be credited against taxes owed on your federal income tax return.

  If you do not have a TIN, you should apply for one immediately by contacting your local office of the Social Security Administration or the Internal Revenue Service (IRS). Backup withholding could apply to payments relating to your account while you are awaiting receipt of a TIN.

  Special rules apply for certain entities. For example, for an account established under a Uniform Gifts or Transfers to Minors Act, the TIN of the minor should be furnished.

  If you have been notified by the IRS that you are subject to backup withholding because you failed to report your interest and/or dividend income on your tax return and you have not been notified by the IRS that such withholding should cease, you must cross out item (2) in the Certification section of the Account Information Form.

  If you are an exempt recipient, you should furnish your TIN and certify your exemption by signing the Certification section and writing "exempt" after your signature. Exempt recipients include: corporations, tax-exempt pension plans and IRA's, governmental agencies, financial institutions, registered securities and commodities dealers and others.

  If you are a nonresident alien or foreign entity, you must provide a completed Form W-8 to the Fund in order to avoid backup withholding on certain payments. Other payments to you may be subject to nonresident alien withholding of up to 30%.

  For further information regarding backup and nonresident alien withholding, see Sections 3406, 1441 and 1442 of the Internal Revenue Code and consult your tax adviser.

--------------------------------------------------------------------------------

GOLDMAN SACHS ASSET
MANAGEMENT
ONE NEW YORK PLAZA
NEW YORK, NEW YORK 10004

GOLDMAN SACHS FUNDS
MANAGEMENT, L.P.
ONE NEW YORK PLAZA
NEW YORK, NEW YORK 10004

GOLDMAN, SACHS & CO.
DISTRIBUTOR
85 BROAD STREET
NEW YORK, NEW YORK 10004

GOLDMAN, SACHS & CO.
TRANSFER AGENT
4900 SEARS TOWER
CHICAGO, ILLINOIS 60606

STATE STREET BANK AND TRUST COMPANY
CUSTODIAN
1776 HERITAGE DRIVE
NORTH QUINCY, MASSACHUSETTS, 02171

ARTHUR ANDERSEN LLP

INDEPENDENT PUBLIC ACCOUNTANTS

225 FRANKLIN STREET

BOSTON, MASSACHUSETTS 02110

TOLL FREE (IN U.S.) . . . . . . . .  800-621-2550


FIPROADMIN
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

GOLDMAN SACHS
FIXED INCOME FUNDS

--------------------------------------------------------------------------------

PROSPECTUS
ADMINISTRATION SHARES



GOLDMAN
SACHS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                 OAKMARK UNITS

                   GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

                         A CASH MANAGEMENT VEHICLE FOR
                    EXISTING AND PROSPECTIVE UNITHOLDERS OF

                            [LOGO OF OAKMARK FUNDS]

                                   PROSPECTUS

                                  -----------

                          THE OAKMARK FAMILY OF FUNDS
                            TWO NORTH LASALLE STREET
                          CHICAGO, ILLINOIS 60602-3790

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Fund Highlights............................................................   2
Fees and Expenses..........................................................   5
Financial Highlights.......................................................   7
Investment Objective and Policies..........................................   9
Description of Securities..................................................  11
Risk Factors...............................................................  13
Investment Techniques......................................................  14
Investment Restrictions....................................................  18
Portfolio Turnover.........................................................  18
Management.................................................................  19
Dividends..................................................................  21
Net Asset Value............................................................  22
Performance Information....................................................  23
Units of the Trust.........................................................  24
Taxation...................................................................  25
Additional Information.....................................................  27
Additional Services........................................................  27
Unitholder Services........................................................  28
Purchase of Oakmark Units..................................................  29
Redemption of Oakmark Units................................................  31


 QUESTIONS ABOUT YOUR ACCOUNT:

 If you have questions about your account, please call Oakmark at: 1-800-OAKMARK (1-800-625-6275).

PROSPECTUS
March 1, 1998
                                 OAKMARK UNITS

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Seeks a high level of current income, consistent with relatively low volatility of principal, that is exempt from regular federal income tax. The Fund invests primarily in municipal securities.

This Prospectus relates to the offering of Service Units of the Fund ("Oakmark Units") through Harris Associates L.P. ("Harris Associates") in its capacity as a Service Organization for the Fund.

Goldman Sachs Asset Management (the "Investment Adviser"), New York, New York, a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as investment adviser to the Fund. Goldman Sachs serves as the Fund's distributor and transfer agent. Harris Associates or its designee will act as nominee and recordholder of Oakmark Units. Investors should be aware that Oakmark Units of the Fund may be purchased only through Harris Associates or its designee. Harris Associates is not the distributor of the Fund.

This Prospectus provides information about the Fund that a prospective investor should understand before investing. This Prospectus should be retained for future reference. A Statement of Additional Information (the "Additional Statement"), dated March 1, 1998, containing further information about the Fund which may be of interest to investors, has been filed with the Securities and Exchange Commission ("SEC"), is incorporated herein by reference in its entirety, and may be obtained without charge by calling The Oakmark Family of Funds at 1-800-OAKMARK (1-800-625-6275) or by writing the Funds at Two North LaSalle Street, Chicago, Illinois 60602. The SEC maintains a Web site (http://www.sec.gov) that contains the Additional Statement and other information regarding the Trust.

                               -----------------

UNITS OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                FUND HIGHLIGHTS

   The following is intended to highlight certain information and is qualified in its entirety by the more detailed information contained in this Prospectus.

 WHAT IS GOLDMAN SACHS SHORT DURATION TAX-FREE FUND?


   Goldman Sachs Short Duration Tax-Free Fund (the "Fund") is an investment fund (mutual fund) of Goldman Sachs Trust (the "Trust"), an open-end management investment company. The Fund pools the monies of investors by selling its units to the public and investing these monies in a portfolio of securities designed to achieve the Fund's stated investment objective.

 WHAT ARE THE INVESTMENT OBJECTIVE AND POLICIES OF THE FUND?


  -----------------------------------------------------------------------
   INVESTMENT OBJECTIVE                A high level of current income,
                                       consistent with low volatility of
                                       principal, that is exempt from
                                       regular federal income tax.
  -------------------------------------------------------------------------
   DURATION                            Target = Lehman Brothers 3-Year
                                       Municipal Bond Index plus or minus
                                       .5 years
                                       Maximum = 4 years
  -------------------------------------------------------------------------
   EXPECTED APPROXIMATE INTEREST RATE  3-year bond
    SENSITIVITY
  -------------------------------------------------------------------------
   INVESTMENT SECTOR                   At least 80% of net assets in
                                       municipal securities.
  -------------------------------------------------------------------------
   CREDIT QUALITY                      Minimum = BBB/Baa
  -------------------------------------------------------------------------
   OTHER INVESTMENTS                   U.S. Government Securities and
                                       repurchase agreements collateralized
                                       by such securities.
  -------------------------------------------------------------------------
   BENCHMARK                           Lehman Brothers 3-Year Municipal
                                       Bond Index
  -------------------------------------------------------------------------

   There can be no assurance that the Fund's objective will be achieved. For a further description of the Fund's investment objective and policies, see "Investment Objective and Policies," "Description of Securities" and "Investment Techniques."

 WHAT ARE THE RISK FACTORS AND SPECIAL CHARACTERISTICS THAT I SHOULD CONSIDER BEFORE INVESTING?


   The Fund's unit price will fluctuate with market and economic conditions, so that an investment in the Fund may be worth more or less when redeemed than when purchased. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund's investment objective will be achieved. See "Risk Factors."

   Interest Rate Risk. When interest rates decline, the market value of fixed-income securities tends to increase. Conversely, when interest rates increase, the market value of fixed-income securities tends to decline. Volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument.

--------------------------------------------------------------------------------

   Default Risk/Credit Risk. Investments in fixed-income securities are subject to the risk that the issuer could default on its obligations, and the Fund could sustain losses on such investments. A default could impact both interest and principal payments.

   Call Risk and Extension Risk. Fixed-income securities may be subject to both call risk and extension risk. Call risk (i.e., where the issuer exercises its right to pay principal on an obligation earlier than scheduled) causes cash flow to be returned earlier than expected. Call risk typically results when interest rates have declined. Under such circumstances, the Fund will suffer from having to reinvest in lower yielding securities. Extension risk (i.e., where the issuer exercises its right to pay principal on an obligation later than scheduled) causes cash flows to be returned later than expected. Extension risk typically results when interest rates have increased. Under such circumstances, the Fund will suffer from the inability to invest in higher yielding securities.

   Tax Risk of Municipal Securities. Because of their tax-exempt status, the yields and market values of municipal securities may be more adversely impacted by changes in tax rates and policies than taxable fixed-income securities.

   Other. The Fund's use of certain investment techniques, including derivatives, options, futures and swap transactions, will subject the Fund to greater risk than funds that do not employ such techniques.


 WHO MANAGES THE FUND?

   Goldman Sachs Asset Management serves as the Investment Adviser to the Fund. As of January 26, 1998, the Investment Adviser, together with its affiliates, acted as investment adviser, administrator or distributor for assets in excess of $140 billion.


 WHO DISTRIBUTES THE FUND'S UNITS?

   Goldman Sachs acts as distributor of the Fund's units.


 WHO IS HARRIS ASSOCIATES L.P.?

   This Prospectus relates to the offering of Oakmark Units through Harris Associates in its capacity as a Service Organization for the Fund. Harris Associates or its designee will act as nominee and recordholder of the Oakmark Units. Investors should be aware that Oakmark Units of the Fund may be purchased only through Harris Associates or its designee.

 WHAT IS THE MINIMUM INVESTMENT?

   The minimum initial investment in Oakmark Units is $1,000. Minimum subsequent investments are $100.

 HOW DO I PURCHASE OAKMARK UNITS?

   You may purchase Oakmark Units of the Fund by check, by wire, by electronic transfer or by exchange through State Street Bank and Trust Company as agent for Harris Associates ("Oakmark"). There are no sales commissions or underwriting discounts.

   ADDITIONAL SERVICES. The Trust, on behalf of the Fund, has adopted a Service Plan with respect to the Service Units which authorizes the Fund to compensate Service Organizations, like Harris Associates, for providing account administration and unitholder liaison services to their customers who are the beneficial owners of such Units. The Trust, on behalf of the Fund, will enter into agreements with each Service Organization which will provide for compensation to the Service Organization in an amount up to 0.50% (on an annualized basis) of the average daily net assets of the Services Units of the Fund attributable to or held in the name of the Service Organization for its customers. See "Additional Services."


 HOW DO I SELL MY OAKMARK UNITS?

   You may redeem Oakmark Units upon request on any Business Day, as defined under "Additional Information," at the net asset value next determined after receipt of such request in proper form. See "Redemption of Oakmark Units."

 HOW DO I RECEIVE DIVIDENDS AND DISTRIBUTIONS?

   Dividends accrue to unitholders daily and will be paid to Harris Associates monthly for distribution to unitholders of Oakmark Units. Unitholders of Oakmark Units may receive dividends in additional Oakmark Units of the Fund or you may elect to receive cash. For further information concerning dividends, see "Dividends."

                               FEES AND EXPENSES
                                 OAKMARK UNITS



SHAREHOLDER TRANSACTION EXPENSES:
  Maximum Sales Charge Imposed on Purchases............................. none
  Maximum Sales Charge Imposed on Reinvested Dividends.................. none
  Redemption Fees....................................................... none
  Exchange Fees......................................................... none
ANNUAL FUND OPERATING EXPENSES:
  (as a percentage of average daily net assets)
  Management Fees (after applicable limitations)/1/..................... 0.40%
  Service Fees/2/....................................................... 0.50%
  Other Expenses (after applicable limitations)/1/...................... 0.05%
                                                                         ----
  TOTAL FUND OPERATING EXPENSES (AFTER FEE AND EXPENSE LIMITATIONS)/3/.. 0.95%
                                                                         ====

EXAMPLE

  You would pay the following expenses on a hypothetical $1,000 investment assuming (i) a 5% annual return and (ii) redemption at the end of each time period.

           1 YEAR              3 YEARS                       5 YEARS                       10 YEARS
           ------              -------                       -------                       --------
           $10                   $30                           $53                           $117

/1/ The Investment Adviser has voluntarily agreed to reduce or limit certain other expenses (excluding management fees, service fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.05% of the Fund's average daily net assets.

/2/ Service Organizations may charge other fees to their customers who are beneficial owners of Service Units in connection with their customer accounts. See "Additional Services" Investors should be aware that, due to the service fees, a long-term shareholder in the Fund may pay over time more than the economic equivalent of the maximum front-end sales charge permitted under the rules of the National Association of Securities Dealers, Inc.

/3/ Without the limitations described above, "Other Expenses" and "Total
    Operating Expenses" of the Fund for the fiscal year ended October 31, 1997 would have been .83% and 1.73%, respectively.

  The Investment Adviser has no current intention of modifying or discontinuing any of the limitations set forth above, but may do so in the future at its discretion. The information set forth in the foregoing table and hypothetical example relates only to Oakmark Units of the Fund. Oakmark Units are Service Units sold through Harris Associates. The Fund also offers

Institutional Shares, Administration Shares, Class A Shares, Class B Shares and Class C Shares. The other classes of the Fund are subject to different fees and expenses (which affect performance), have different minimum investment requirements and are entitled to different services. Information regarding any other class of the Fund may be obtained from Harris Associates or Goldman Sachs.

  In addition to the compensation itemized above, certain Service
Organizations may receive other compensation in connection with the sale and distribution of Service Shares or for service to their customers' accounts and/or the Funds. For additional information regarding such compensation, see "Additional Services" in this Prospectus.

  The purpose of the foregoing table is to assist investors in understanding the various fees and expenses of the Fund that an investor will bear directly or indirectly. The information on the fees and expenses included in the table and the hypothetical example above are based on the Fund's actual fees and expenses and should not be considered as representative of past or future expenses. Actual fees and expenses may be greater or less than those indicated. Moreover, while the example assumes a 5% annual return, the Fund's actual performance will vary and may result in an actual return greater or less than 5%. See "Management -- Investment Adviser" and "Additional Services."

                             FINANCIAL HIGHLIGHTS
          SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT EACH PERIOD
  The following data with respect to a unit (of the Class specified) of the Fund outstanding during the period(s) indicated have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report incorporated by reference into the Additional Statement from the Annual Report to shareholders for the Fund for the year ended October 31, 1997 (the "Annual Report"). This information should be read in conjunction with the financial statements and related notes incorporated by reference and attached to the Additional Statement. The Annual Report also contains performance information and is available upon request and without charge by calling the telephone number or writing to one of the addresses on the back cover of this Prospectus.

                              INCOME (LOSS) FROM INVESTMENT OPERATIONS(H)
                            ----------------------------------------------------
                                          NET REALIZED       NET
                                              AND          REALIZED
                                           UNREALIZED        AND
                                          GAIN (LOSS)     UNREALIZED    TOTAL
                                               ON        GAIN (LOSS)    INCOME
                  NET ASSET               INVESTMENT,     ON FOREIGN    (LOSS)
                  VALUE AT     NET         OPTION AND      CURRENCY      FROM     FROM NET
                  BEGINNING INVESTMENT      FUTURES        RELATED    INVESTMENT INVESTMENT
                  OF PERIOD   INCOME      TRANSACTIONS   TRANSACTIONS OPERATIONS   INCOME
                  --------- ----------    ------------   ------------ ---------- ----------
-------------------------------------------------------------------------------------------
FOR THE YEAR ENDED OCTOBER 31,
1997-Institu-
tional Shares...    $9.96    $0.4181(a)     $0.1091 (a)       --       $0.5272    $(0.4172)
1997-Administra-
tion Shares.....     9.96     0.3924(a)      0.1100 (a)       --        0.3024     (0.3924)
1997-Service
Shares..........     9.97     0.3675(a)      0.1000 (a)       --        0.4675     (0.3625)
1997-Class A
Shares(f).......     9.94     0.1950(a)      0.1400 (a)       --        0.3350     (0.1950)
1997-Class B
Shares(f).......     9.94     0.1663(a)      0.1368 (a)       --        0.3031     (0.1631)
1997-Class C
Shares(f).......    10.04     0.0670(a)      0.0300 (a)       --        0.0970     (0.0670)
1996-Institu-
tional Shares...     9.94       0.4192(a)    0.0200 (a)       --        0.4192     (0.4192)
1996-Administra-
tion Shares.....     9.94     0.3944(a)      0.0200 (a)       --        0.4144     (0.3944)
1996-Service
Shares..........     9.95     0.3697(a)      0.0200 (a)       --        0.3897     (0.3697)
1995-Institu-
tional Shares...     9.79     0.4235(a)      0.1500 (a)       --        0.3735     (0.4235)
1995-Administra-
tion Shares.....     9.79     0.3989(a)      0.1500 (a)       --        0.5489     (0.3989)

                               DISTRIBUTIONS TO SHAREHOLDERS
                  ----------------------------------------------------------
                                           IN EXCESS
                    FROM NET                 OF NET                                                       RATIO OF
                    REALIZED                REALIZED                            NET      NET                NET
                    GAIN ON                 GAIN ON                           INCREASE  ASSET             EXPENSES
                  INVESTMENT,  IN EXCESS  INVESTMENT,   FROM       TOTAL     (DECREASE) VALUE                TO
                   OPTION AND    OF NET    OPTION AND   PAID   DISTRIBUTIONS   IN NET   AT END            AVERAGE
                    FUTURES    INVESTMENT   FUTURES      IN         TO         ASSET      OF     TOTAL      NET
                  TRANSACTIONS   INCOME   TRANSACTIONS CAPITAL SHAREHOLDERS    VALUE    PERIOD RETURN(G)   ASSETS
                  ------------ ---------- ------------ ------- ------------- ---------- ------ ---------- ---------
                                 SHORT DURATION TAX-FREE FUND
--------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED OCTOBER 31,
1997-Institu-
tional Shares...       --         --           --         --     $(0.4172)    $0.1100   $10.07   5.40%      0.45%
1997-Administra-
tion Shares.....       --         --           --         --      (0.3924)     0.1100    10.07   5.14       0.70
1997-Service
Shares..........       --         --           --         --      (0.3675)     0.1000    10.07   4.77       0.95
1997-Class A
Shares(f).......       --         --           --         --      (0.1950)     0.1400    10.08   3.39(d)    0.70(b)
1997-Class B
Shares(f).......       --         --           --         --      (0.1631)     0.1400    10.08   3.07(d)    1.30(b)
1997-Class C
Shares(f).......       --         --           --         --      (0.0670)     0.0300    10.07   0.97(d)    1.45(b)
1996-Institu-
tional Shares...       --         --           --         --      (0.4192)     0.0300     9.96   4.50       0.45
1996-Administra-
tion Shares.....       --         --           --         --      (0.3944)     0.0300     9.96   4.24       0.70
1996-Service
Shares..........       --         --           --         --      (0.3697)     0.0200     9.97   3.98       0.95
1995-Institu-
tional Shares...       --         --           --         --      (0.4235)     0.1500     9.94   5.98       0.45
1995-Administra-
tion Shares.....       --         --           --         --      (0.3989)     0.1500     9.94   5.76       0.70

                                                     LIMITATIONS
                                                 --------------------
                                           NET
                   RATIO OF              ASSETS  RATIO OF   RATIO OF
                     NET                 AT END  EXPENSES     NET
                  INVESTMENT               OF       TO     INVESTMENT
                  INCOME TO  PORTFOLIO   PERIOD  AVERAGE   INCOME TO
                   AVERAGE   TURNOVER      (IN     NET      AVERAGE
                  NET ASSETS  RATE(D)     000S)   ASSETS   NET ASSETS
                  ---------- ----------- ------- --------- ----------
                  ---------------------------------------------------
FOR THE YEAR ENDED OCTOBER 31,
1997-Institu-
tional Shares...     4.18%    194.75%    $28,821   1.23%      3.40%
1997-Administra-
tion Shares.....     3.91     194.75          77   1.48       3.13
1997-Service
Shares..........     3.66     194.75       2,051   1.73       2.88
1997-Class A
Shares(f).......     3.81(b)  194.75(f)    4,023   1.73(b)    2.78(b)
1997-Class B
Shares(f).......     3.31(b)  194.75(f)      106   2.23(b)    2.38(b)
1997-Class C
Shares(f).......     2.60(b)  194.75(f)        2   2.23(b)    1.82(h)
1996-Institu-
tional Shares...     4.21     231.65      34,814   1.01       3.65
1996-Administra-
tion Shares.....     3.96     231.65          48   1.26       3.40
1996-Service
Shares..........     3.74     231.61         695   1.51       3.18
1995-Institu-
tional Shares...     4.31     259.52      58,389   0.77       3.99
1995-Administra-
tion Shares.....     4.14     259.52          46   1.02       3.82

                              INCOME (LOSS) FROM INVESTMENT OPERATIONS(H)
                            --------------------------------------------------
                                        NET REALIZED       NET
                                            AND          REALIZED
                                         UNREALIZED        AND
                                        GAIN (LOSS)     UNREALIZED    TOTAL
                                             ON        GAIN (LOSS)    INCOME
                  NET ASSET             INVESTMENT,     ON FOREIGN    (LOSS)
                  VALUE AT     NET       OPTION AND      CURRENCY      FROM     FROM NET
                  BEGINNING INVESTMENT    FUTURES        RELATED    INVESTMENT INVESTMENT
                  OF PERIOD   INCOME    TRANSACTIONS   TRANSACTIONS OPERATIONS   INCOME
                  --------- ----------  ------------   ------------ ---------- ----------
1995-Service
Shares..........     9.79     0.3744(a)    0.1600 (a)       --        0.5344    (0.3744)
1994-Institu-
tional Shares...    10.23     0.3787(a)   (0.3575)(a)       --        0.0212    (0.3787)
1994-Administra-
tion Shares.....    10.23     0.3537(a)   (0.3575)(a)       --       (0.0038)   (0.3537)
1994-Service
Shares(f).......     9.86     0.0475(a)   (0.0700)(a)       --       (0.0225)   (0.0475)
1993-Institu-
tional Shares...     9.93     0.3834       0.3000(c)        --        0.6834    (0.3834)
1993-Administra-
tion Shares(f)..    10.16     0.1555       0.0720(c)        --        0.2275    (0.1555)
 .FOR THE PERIOD OCTOBER 1, 1992(E) THROUGH OCTOBER 31,
1992-Institu-
tional Shares...    10.00     0.0341      (0.0700)(c)       --       (0.0359)   (0.0341)

                           DISTRIBUTIONS TO SHAREHOLDERS
                  ----------------------------------------------------------
                                           IN EXCESS
                    FROM NET                 OF NET                                                        RATIO OF
                    REALIZED                REALIZED                            NET      NET                 NET
                    GAIN ON                 GAIN ON                           INCREASE  ASSET              EXPENSES
                  INVESTMENT,  IN EXCESS  INVESTMENT,   FROM       TOTAL     (DECREASE) VALUE                 TO
                   OPTION AND    OF NET    OPTION AND   PAID   DISTRIBUTIONS   IN NET   AT END             AVERAGE
                    FUTURES    INVESTMENT   FUTURES      IN         TO         ASSET      OF     TOTAL       NET
                  TRANSACTIONS   INCOME   TRANSACTIONS CAPITAL SHAREHOLDERS    VALUE    PERIOD RETURN(G)    ASSETS
                  ------------ ---------- ------------ ------- ------------- ---------- ------ ----------- ---------
                                SHORT DURATION TAX-FREE FUND (CONTINUED)
1995-Service
Shares..........        --        --           --         --      (0.3744)     0.1600    9.95     5.59       0.95
1994-Institu-
tional Shares...    (0.0825)      --           --         --      (0.4612)    (0.4400)   9.79     0.17       0.45
1994-Administra-
tion Shares.....    (0.0825)      --           --         --      (0.4362)    (0.4400)   9.79    (0.11)      0.70
1994-Service
Shares(f).......        --        --           --         --      (0.0475)    (0.0700)   9.79    (0.32)(d)   0.95(b)
1993-Institu-
tional Shares...        --        --           --         --      (0.3834)     0.3000   10.23     7.03       0.41
1993-Administra-
tion Shares(f)..        --        --           --         --      (0.1555)     0.0720   10.23     2.28(d)    0.70(b)
 .FOR THE PERIOD OCTOBER 1, 1992(E) THROUGH OCTOBER 31,
1992-Institu-
tional Shares...        --        --           --         --      (0.0341)    (0.0700)   9.93    (0.34)(d)   2.05(b)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                                RATIOS ASSUMING NO
                                                VOLUNTARY WAIVER OF
                                                  FEES OR EXPENSE
                                                    LIMITATIONS
                                                --------------------
                                          NET
                  RATIO OF              ASSETS  RATIO OF   RATIO OF
                    NET                 AT END  EXPENSES     NET
                 INVESTMENT               OF       TO     INVESTMENT
                 INCOME TO  PORTFOLIO   PERIOD  AVERAGE   INCOME TO
                  AVERAGE   TURNOVER      (IN     NET      AVERAGE
                 NET ASSETS  RATE(D)     000S)   ASSETS   NET ASSETS
                 ---------- ----------- ------- --------- ----------
1995-Service
Shares..........    3.87     259.52         454   1.27       3.95
1994-Institu-
tional Shares...    3.74     354.00      85,704   0.61       3.58
1994-Administra-
tion Shares.....    3.51     354.00       3,866   0.86       3.35
1994-Service
Shares(f).......    4.30(b)  354.00         440   1.11(b)    4.14(b)
1993-Institu-
tional Shares...    3.70     404.60     115,803   1.06       3.05
1993-Administra-
tion Shares(f)..    3.32(b)  404.60         911   1.07(b)    2.95(h)
 .FOR THE PERIOD
OCTOBER 1, 1992(E)
THROUGH OCTOBER 31, 1992-Institu-
tional Shares...    4.58(b)   31.19(d)   14,601   2.68(b)    1.95(b)
----------------------------------------------------------------------
----------------------------------------------------------------------

--------
(a) Calculated based on the average shares outstanding methodology.
(b) Annualized.
(c) Includes the effect of Mortgage dollar roll transactions.
(d) Not Annualized.
(e) Commencement of operations.
(f) Administration, Service, Class A, Class B and Class C share activity commenced on May 20, 1993, September 20, 1994, May 1, 1997, May 1, 1997 and August 15, 1997, respectively.
(g) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and not sales charge. For Class A shares only, total return would be reduced if a sales charge were taken into account.
(h) Includes the balancing effect of calculating per share amounts.

                       INVESTMENT OBJECTIVE AND POLICIES


  The investment objective and principal investment policies of the Fund are described below. Other investment practices and management techniques, which involve certain risks are described under "Description of Securities," "Risk Factors" and "Investment Techniques." There can be no assurance that the Fund's investment objective will be achieved.

  The Fund's duration approximates its price sensitivity to changes in interest rates. Maturity measures the time until final payment is due; it takes no account of the pattern of a security's cash flows over time. In computing portfolio duration, the Fund will estimate the duration of obligations that are subject to prepayment or redemption by the issuer taking into account the influence of interest rates on prepayments and coupon flows. This method of computing duration is known as "option-adjusted" duration. The Fund will not be limited as to its maximum weighted average portfolio maturity or the maximum stated maturity with respect to individual securities unless otherwise noted.

  The Fund will deem a security to have met its minimum credit rating requirement if the security receives the minimum required long-term rating (or the equivalent short-term credit rating) at the time of purchase from at least one nationally recognized statistical rating organization ("NRSRO") including, but not limited to, Standard & Poor's Ratings Group ("S&P") and Moody's Investors Service, Inc. ("Moody's"), even though it has been rated below the minimum rating by one or more other NRSROs or, if unrated, is determined by the Investment Adviser to be of comparable quality. If a security satisfies the Fund's minimum rating criteria at the time of purchase and is subsequently downgraded below such rating, the Fund will not be required to dispose of such security. If a downgrade occurs, the Investment Adviser will consider what action, including the sale of such security, is in the best interest of the Fund and its unitholders.

  The Investment Adviser will usually have access to the research of, and certain proprietary technical models developed by, Goldman Sachs and will apply quantitative and qualitative analysis in determining the appropriate allocations among the categories of issuers and types of securities.

 SHORT DURATION TAX-FREE FUND


  OBJECTIVE. The Fund's investment objective is to provide investors with a high level of current income, consistent with relatively low volatility of principal, that is exempt from regular federal income tax.

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be equal to that of the Fund's benchmark, the Lehman Brothers three-year Municipal Bond Index, plus or minus .5 years. In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed four years. The approximate interest rate sensitivity of the Fund is expected to be comparable to a three-year bond.

  INVESTMENT SECTOR. The Fund invests, under normal conditions, at least 80% of its net assets in fixed-income securities issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and the political subdivisions, agencies and instrumentalities thereof ("Municipal Securities"), the interest on which is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes) and is not a tax preference item under the federal alternative minimum tax. Under normal circumstances, the Fund's investments in private activity bonds and taxable investments will not exceed, in the aggregate, 20% of the Fund's net assets. The interest from certain private activity bonds (including the Fund's distributions of such interest) may be a preference item for purposes of the Federal alternative minimum tax and may increase liability for the corporate environmental tax. 100% of the Fund's portfolio will be invested in U.S. dollar-denominated securities.

  CREDIT QUALITY. The Municipal Securities in which the Fund invests will be rated, at the time of investment, at least BBB or Baa by an NRSRO or, if unrated, will be determined by the Investment Adviser to be of comparable quality. Municipal Securities rated BBB or Baa are considered medium-grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken their issuers' capability to pay interest and repay principal. The credit rating assigned to Municipal Securities may reflect the existence of guarantees, letters of credit or other credit enhancement features available to the issuers or holders of such Municipal Securities.

  OTHER. The Fund may employ certain active management techniques to manage its duration and term structure and to seek to enhance returns. These techniques include, but are not limited to, the use of financial futures contracts, option contracts (including options on futures), interest rate swaps, floors, caps and collars. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities and entering into repurchase agreements and other investment practices described under "Investment Techniques."

  While the Fund, under normal market conditions, invests substantially all of its assets in Municipal Securities, the recognition of certain accrued market discount income (if the Fund acquires Municipal Securities or other obligations at a market discount), income from investments other than Municipal Securities and any capital gains generated from the disposition of investments, will result in taxable income. In addition to federal income tax, unitholders may be subject to state, local or foreign taxes on distributions of such income received from the Fund. See "Description of Securities."

                           DESCRIPTION OF SECURITIES


U.S. GOVERNMENT SECURITIES

  The Fund may invest in U.S. government securities ("U.S. Government Securities"). Generally, these securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. government agencies, instrumentalities or sponsored enterprises which are supported by (a) the full faith and credit of the U.S. Treasury (such as the Government National Mortgage Association ("Ginnie Mae")), (b) the right of the issuer to borrow from the U.S. Treasury (such as securities of the Student Loan Marketing Association), (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer (such as the Federal National Mortgage Association ("Fannie Mae") and Federal Home Loan Mortgage Corporation ("Freddie Mac")), or (d) only the credit of the issuer. No assurance can be given that the U.S. government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises in the future.

  U.S. Government Securities also include Treasury receipts, zero coupon bonds and other stripped U.S. Government Securities, where the interest and principal components of stripped U.S. Government Securities are traded independently. The most widely recognized program is the Separate Trading of Registered Interest and Principal of Securities Program.

MUNICIPAL SECURITIES

  GENERAL. Municipal Securities in which the Fund invests consist of bonds, notes, commercial paper and other instruments (including participation interests in such securities) issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies or instrumentalities, the interest on which, in the opinion of bond counsel for the issuers or counsel selected by the Investment Adviser, is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes but not necessarily exempt from federal alternative minimum tax or from state or local taxes). Such securities may pay fixed, variable or floating rates of interest. Municipal Securities are often issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses, and obtaining funds to lend to other public institutions and facilities.

  PRIVATE ACTIVITY BONDS. Municipal Securities include "private activity bonds" or industrial development bonds, which are issued by or on behalf of public authorities to obtain funds for such projects as privately-operated housing facilities, airport, mass transit or port facilities and sewage disposal. In addition, proceeds of certain industrial development bonds are used for constructing, equipping, repairing or improving privately operated industrial or commercial facilities. The Fund's distributions attributable to the interest income from private activity bonds may subject certain investors to the federal alternative minimum tax.

  MUNICIPAL LEASES AND CERTIFICATES OF PARTICIPATION. A municipal lease is an obligation in the form of a lease or installment purchase which is issued by a state or local government to acquire equipment and facilities. Certificates of participation represent undivided interests in municipal leases, installment purchase agreements or other instruments. The primary risk associated with municipal lease obligations and certificates of participation is that the governmental lessee will fail to appropriate funds to enable it to meet its payment obligations under the lease. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might prove difficult, time consuming and costly, and result in a delay in recovering or the failure to fully recover the Fund's original investment. To the extent that the Fund invests in unrated municipal leases or participates in such leases, the credit quality rating and risk of cancellation of such unrated leases will be monitored on an ongoing basis. Certain municipal lease obligations and certificates of participation may be deemed illiquid for the purpose of the Fund's limitation on investments in illiquid securities.

  PRE-REFUNDED MUNICIPAL SECURITIES. The interest and principal payments on pre-refunded Municipal Securities are typically paid from the cash flow generated from an escrow fund consisting of U.S. Government Securities. These payments have been "pre-refunded" using the escrow fund.

  INSURED SECURITIES. "Insured" Municipal Securities are those for which scheduled payments of interest and principal are guaranteed by a private (non-governmental) insurance company. The insurance entitles the Fund to receive only the face or par value of the securities held by the Fund. The insurance does not guarantee the market value of the Municipal Securities or the net asset value of the Fund's units.

  AUCTION RATE SECURITIES. Auction rate Municipal Securities permit the holder to sell the securities in an auction at par value at specified intervals. The dividend or interest is typically reset by "Dutch" auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities. The Fund will take the time remaining until the next scheduled auction date into account for purposes of determining the securities' duration.

ZERO COUPON, DEFERRED INTEREST, PAY-IN-KIND AND CAPITAL APPRECIATION BONDS

  The Fund may invest in zero coupon, deferred interest and capital appreciation bonds. These are securities issued at a discount from their face value because interest payments are typically postponed until maturity. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security's liquidity and the issuer's credit quality. These securities also may take the form of debt securities that have been stripped of their interest payments. The Fund may also invest in pay-in-kind securities which are securities that have interest payable by the delivery of additional securities. A portion of the discount with respect to stripped tax-exempt securities or their coupons may be taxable. The market prices of zero coupon, deferred interest, pay-in-kind and capital appreciation bonds generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. The Fund's investments in zero coupon, deferred interest, pay-in-kind and capital appreciation bonds may require the Fund to sell certain of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements. See "Taxation" in the Additional Statement.


                                 RISK FACTORS


  INTEREST RATE RISK. When interest rates decline, the market value of fixed-income securities tends to increase. Conversely, when interest rates increase, the market value of fixed-income securities tends to decline. Volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument.

  DEFAULT RISK/CREDIT RISK. Investments in fixed-income securities are subject to the risk that the issuer could default on its obligations and the Fund could sustain losses on such investments. A default could impact both interest and principal payments.

  CALL RISK AND EXTENSION RISK. Fixed-income securities may be subject to both call risk and extension risk. Call risk (i.e., where the issuer exercises its right to pay principal on an obligation earlier than scheduled) causes cash flow to be returned earlier than expected. Call risk typically results when interest rates have declined. Under such circumstances, the Fund may be unable to recoup all of its initial investment will also suffer from having to reinvest in lower yielding securities. Extension risk (i.e., where the issuer exercises its right to pay principal on an obligation later than scheduled) causes cash flows to be returned later than expected. Extension risk typically results when interest rates have increased. Under such circumstances, the Fund will suffer from the inability to invest in higher yielding securities. Certain types of U.S. Government Securities and Municipal Securities have this call and/or extension risk.

  TAX RISK OF MUNICIPAL SECURITIES. The yields and market values of Municipal Securities may be more adversely impacted by changes in tax rates and policies than taxable fixed-income securities. Because interest income from Municipal Securities is normally not subject to regular federal income taxation, the attractiveness of Municipal Securities in relation to other investment alternatives is affected by changes in federal income tax rates applicable to, or the continuing federal income tax-exempt status of, such interest income. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of Municipal Securities, which could in turn affect the Fund's ability to acquire and dispose of Municipal Securities at desirable yield and price levels.

  RISKS OF DERIVATIVE TRANSACTIONS. The Fund's transactions, if any, in options, futures, options on futures, swaps, interest rate caps, floors and collars and inverse floating-rate securities involve certain risks, including a possible lack of correlation between changes in the value of hedging instruments and the portfolio assets being hedged, the potential illiquidity of the markets for derivative instruments, the risks arising from the margin requirements and related leverage factors associated with such transactions. The use of these management techniques to seek to increase total return may be regarded as a speculative practice and involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices or interest rates. The Fund's use of certain derivative transactions may be limited by the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company.

  OTHER RISKS. Floating-rate derivative debt securities present more complex types of interest rate risks. For example, range floaters are subject to the risk that the coupon will be reduced below market rates if a designated interest rate floats outside of a specified interest rate band or collar. Dual index or yield curve floaters are subject to lower prices in the event of an unfavorable change in the spread between two designated interest rates.


                             INVESTMENT TECHNIQUES


  OPTIONS ON SECURITIES AND SECURITIES INDICES. The Fund may write (sell) covered call and put options and purchase put and call options on any securities in which it may invest or on any securities index comprised of securities in which it may invest. The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of options to seek to increase total return involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices or interest rates. The successful use of options for hedging purposes also depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. If the Investment Adviser is incorrect in its expectation of changes in securities prices or determination of the correlation between the securities indices on which options are written and purchased and the securities in the Fund's investment portfolio, the investment performance of the Fund will be less favorable than it would have been in the absence of such options transactions. The writing of options could increase the Fund's portfolio turnover rate and, therefore, associated brokerage commissions or spreads.

  FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. To seek to increase total return, to hedge against changes in interest rates or securities prices, the Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on any of such futures contracts. The Fund may also enter into closing purchase and sale transactions with respect to any such contracts and options. The futures contracts may be based on various securities (such as U.S. Government Securities), securities indices and other financial instruments and indices. The Fund will engage in futures and related options transactions only for bona fide hedging purposes as defined in regulations of the Commodity Futures Trading Commission or to seek to increase total return to the extent permitted by such regulations. The Fund may not purchase or sell futures contracts or purchase or sell related options to seek to increase total return, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of initial margin deposits and premiums paid on the Fund's outstanding positions in futures and related options entered into for the purpose of seeking to increase total return would exceed 5% of the market value of the Fund's net assets. These transactions involve brokerage costs, require margin deposits and, in the case of contracts and options obligating the Fund to purchase securities or currencies, require the Fund to segregate and maintain cash or liquid assets with a value equal to the amount of the Fund's obligations or to otherwise cover the obligations in a manner permitted by the SEC.

  While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. See "Investment Techniques--Futures Contracts and Options on Futures Contracts" in the Additional Statement. Thus, while the Fund may benefit from the use of futures and options on futures, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance than if the Fund had not entered into any futures contracts or options transactions. Because perfect correlation between a futures position and portfolio position that is intended to be protected is impossible to achieve, the desired protection may not be obtained and the Fund may be exposed to risk of loss. The loss incurred by the Fund in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund's net asset value. The profitability of the Fund's trading in futures to seek to increase total return depends upon the ability of the Investment Adviser to analyze correctly the futures markets. In addition, because of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Further, futures contracts and options on futures may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day.

  WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS. The Fund may purchase when-issued securities. When-issued transactions arise when securities are purchased by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. The Fund may also purchase securities on a forward commitment basis; that is, make contracts to purchase securities for a fixed price at a future date beyond the customary three-day settlement. The Fund is required to hold and maintain in a segregated account with the Fund's custodian until three days prior to settlement date, cash or liquid, assets in an amount sufficient to meet the purchase price. Alternatively, the Fund may enter into offsetting contracts for the forward sale of other securities that it owns. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate to do so.

  LLIQUID AND RESTRICTED SECURITIES. The Fund may not invest more than 15% of its net assets in illiquid investments, which include securities that are not readily marketable, certain municipal leases and participation interests, repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days, certain over-the-counter options, and certain restricted securities, unless it is determined, based upon the continuing review of the trading markets for a specific restricted security, that such restricted security is eligible for resale under Rule 144A under the Securities Act of 1933 and, therefore, is liquid. The Trustees have adopted guidelines under which to the Investment Adviser determines and monitors the liquidity of portfolio securities subject to the oversight of the Trustees. Investing in restricted securities eligible for resale pursuant to Rule 144A may decrease the liquidity in the Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

  REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with dealers in U.S. Government Securities and member banks of the Federal Reserve System which furnish collateral at least equal in value or market price to the amount of their repurchase obligation. If the other party or "seller" defaults, the Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund in connection with the related repurchase agreement are less than the repurchase price. In addition, in the event of bankruptcy of the seller or failure of the seller to repurchase the securities as agreed, the Fund could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement. The Trustees have reviewed and approved certain counterparties whom they believe to be creditworthy and have authorized the Fund to enter into repurchase agreements with such counterparties. In addition, the Fund, together with other registered investment companies having management agreements with the Investment Adviser, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

  TEMPORARY INVESTMENTS. The Fund may, for temporary defensive purposes invest up to 100% of its total assets in (i) U. S. Government Securities or (ii) repurchase agreements collateralized by U.S. Government Securities. The Fund may for temporary defensive purposes depart from its stated investment objectives and invest more than 20% of its net assets in taxable investments.

MISCELLANEOUS TECHNIQUES

  In addition to the techniques and investments described above, the Fund may, with respect to no more than 5% of its net assets, engage in the following techniques and investments: (i) portfolio securities lending, (ii) interest rate swaps, caps, floors and collars, (iii) inverse floating-rate securities,
(iv) yield curve options, (v) other investment companies, (vi) custodial receipts and (vii) tender option bonds and standby commitments. For more information see the Additional Statement.

  In addition, the Fund may borrow up to 33 1/3% of its total assets from banks for temporary or emergency purposes. The Fund may not make additional investments if borrowings exceed 5% of its total assets. For more information, see the Additional Statement.


                            INVESTMENT RESTRICTIONS


  The Fund is subject to certain investment restrictions that are described in detail under "Investment Restrictions" in the Additional Statement. Fundamental investment restrictions of the Fund cannot be changed without approval of a majority of the outstanding units of the Fund as defined in the Additional Statement. The Fund's investment objective and all policies not specifically designated as fundamental are non-fundamental and may be changed without unitholder approval. If there is a change in the Fund's investment objective, unitholders should consider whether the Fund still remains an appropriate investment in light of their then current financial positions and needs.

  The Fund's policy to invest, under normal market conditions, at least 80% of its net assets in Municipal Securities, the interest on which is exempt from regular federal income tax, is fundamental and may not be changed without unitholder approval. For more information on the Fund's investment restrictions, an investor should obtain the Additional Statement.


                              PORTFOLIO TURNOVER


  The Fund may engage in active short-term trading to benefit from yield disparities among different issues of securities or among the markets for fixed- income securities, or for other reasons. It is anticipated that the portfolio turnover rate of the Fund will vary from year to year. The portfolio turnover rate is computed by dividing the lesser of the dollar amount of securities purchased or securities sold (excluding all securities whose maturities at acquisition are one year or less) by the average monthly value of such securities owned during the year. A 100% turnover rate would occur, for example, if all of the securities held by the Fund were sold and replaced within one year. The Investment Adviser will not consider the portfolio turnover rate a limiting factor in making investment decisions for the Fund consistent with the Fund's investment objective and portfolio management policies. A high rate of portfolio turnover results in increased transaction costs to the Fund. See "Financial Highlights" for a statement of the Fund's historical portfolio turnover rates.

                                  MANAGEMENT


TRUSTEES AND OFFICERS

  The Trustees are responsible for deciding matters of general policy and reviewing the actions of the Investment Adviser, distributor and transfer agent. The officers of the Trust conduct and supervise the Fund's daily business operations. The Additional Statement contains information as to the identity of, and other information about, the Trustees and officers of the Trust.

INVESTMENT ADVISER

  INVESTMENT ADVISER. Goldman Sachs Asset Management, One New York Plaza, New York, New York 10004, a separate operating division of Goldman Sachs, serves as the investment adviser to the Fund; Goldman Sachs registered as an investment adviser in 1981. As of January 26, 1998, the Investment Adviser, together with its affiliates, acted as investment adviser, administrator or distributor for assets in excess of $140 billion.

  Under a Management Agreement with the Fund, the Investment Adviser, subject to the general supervision of the Trustees, provides day-to-day advice as to the Fund's portfolio transactions. Goldman Sachs has agreed to permit the Trust to use the name "Goldman Sachs" or a derivative thereof as part of the Fund's name for as long as the Fund's Management Agreement is in effect.

  In performing its investment advisory services, the Investment Adviser, while remaining ultimately responsible for the management of the Fund, is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. In addition, the Investment Adviser will have access to the research of, and proprietary technical models developed by, Goldman Sachs and may apply quantitative and qualitative analyses in determining the appropriate allocations among the categories of issuers and types of securities.

  Under the Management Agreement, the Investment Adviser also: (i) supervises all non-advisory operations of the Fund; (ii) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of the Fund; (iii) arranges for at the Fund's expense (a) the preparation of all required tax returns, (b) the preparation and submission of reports to existing unitholders, (c) the periodic updating of the prospectus and statement of additional information and (d) the preparation of reports to be filed with the SEC and other regulatory authorities; (iv) maintains the Fund's records; and (v) provides the Fund with office space and all necessary office equipment and services.

  The Fund's portfolio managers are Benjamin S. Thompson and Elisabeth Schupf Lonsdale. Mr. Thompson and Ms. Lonsdale each specialize in municipal securities. Mr. Thompson's responsibilities include developing investment strategy and structuring portfolios. Ms. Lonsdale is also responsible for GSAM's municipal credit research. Mr. Thompson worked in the institutional sales and marketing group at GSAM until he joined the fixed-income team in 1993. Prior to joining GSAM in early 1992, Mr. Thompson worked in the Structured Finance Group of the Chase Manhattan Bank. Before rejoining Goldman Sachs in 1995, Ms. Lonsdale was a Director of Fitch Investors Service evaluating the credit ratings of tax-backed issues. Prior to that, she worked for ten years in the Goldman Sachs Municipal Finance Department.

  It is the responsibility of the Investment Adviser to make the investment decisions for the Fund and to place the purchase and sale orders for the Fund's portfolio transactions. Such orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Goldman Sachs or its affiliates. In effecting purchases and sales of portfolio securities for the Fund, the Investment Adviser will seek the best price and execution of the Fund's orders. In doing so, where two or more brokers or dealers offer comparable prices and execution for a particular trade, consideration may be given to whether the broker or dealer provides investment research or brokerage services or sells shares of any Goldman Sachs Fund. See the Additional Statement for a further description of the Investment Adviser's brokerage allocation practices.

  As compensation for its services rendered and assumption of certain expenses pursuant to the Management Agreement, GSAM is entitled to the following fee, computed daily and payable monthly, at the annual rate listed below:

                                                               FOR THE FISCAL
                                                                  YEAR OR
        CONTRACTUAL                                             PERIOD ENDED
           RATE                                               OCTOBER 31, 1997
        -----------                                           ----------------
           0.40%                                                   0.40%

  The Investment Adviser has voluntarily agreed to reduce or limit certain "Other Expenses" of the Fund (excluding management fees, fees under service plans, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.05% per annum of the Fund's average daily net assets. Such reductions or limits, if any, are calculated monthly on a cumulative basis and may be discontinued or modified by the Investment Adviser in its discretion at any time.

  ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS. The involvement of the Investment Adviser, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to the Fund or limit the Fund's investment activities. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Fund and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Fund. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Fund. The results of the Fund's investment activities, therefore, may differ from those of Goldman Sachs and its affiliates and it is possible that the Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for proprietary or other accounts. In addition, the Fund may, from time to time, enter into transactions in which other clients of Goldman Sachs have an adverse interest. From time to time, the Fund's activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. See "Management -- Activities of Goldman Sachs and its Affiliates and Other Accounts Managed by Goldman Sachs" in the Additional Statement for further information.

DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 85 Broad Street, New York, New York 10004, serves as the exclusive distributor (the "Distributor") of the Fund's units. Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606 also serves as the Fund's transfer agent (the "Transfer Agent") and as such performs various unitholder servicing functions. The Fund pays Goldman Sachs transfer agency fees and expenses with respect to Service Units equal to that class's proportionate share of the total transfer agency fees borne by the Fund. Those costs are equal to the fixed per account charge of $12,000 per year plus $7.50 per account, together with out-of-pocket and transaction related expenses applicable to Class A, Class B and Class C shares plus 0.04% of the average daily net assets of the other classes of the Fund.

  From time to time, Goldman Sachs or any of its affiliates may purchase and hold units of the Fund. Goldman Sachs reserves the right to redeem at any time some or all of the units acquired for its own account.


                                   DIVIDENDS


  The Fund will declare a daily dividend. Such dividend which will be paid to Harris Associates monthly for distribution to unitholders of Oakmark Units. Over the course of the fiscal year, dividends accrued and paid will constitute all or substantially all of the Fund's net investment income. From time to time a portion of such dividends may constitute a return of capital. The Fund also intends that all net realized capital gains will be declared as a dividend at least annually. In determining amounts of capital gains to be distributed, capital losses including any available capital loss carryovers from prior years will be offset against capital gains.

  The Fund's net investment income is determined on a daily basis. On days on which net asset value is calculated, such determination is made immediately prior to the calculation of the Fund's net asset value as of 3:00 p.m. Chicago time. On days on which net asset value is not calculated, such determination is made as of 3:00 p.m. Chicago time.

  Payment of dividends from net investment income will be made on the last calendar day of each month in additional Oakmark Units of the Fund at the net asset value on such day, unless cash distributions are elected, in which case, cash payment will be made on the first Business Day of the succeeding month. Payment of dividends with respect to capital gains, if any, when declared will be made in additional Oakmark Units of the Fund at the net asset value on the payment date, unless cash distributions are elected. This election to receive dividends in cash is initially made on the New Account Purchase Application and may be changed upon written notice to Oakmark at any time prior to the record date for a particular dividend or distribution.

  At the time of an investor's purchase of units of the Fund, a portion of the net asset value per unit may be represented by undistributed income or realized or unrealized appreciation of the Fund's portfolio securities. Therefore, subsequent distributions on such units from such income or realized appreciation may be taxable to the investor even if the net asset value of the units is, as a result of the distributions, reduced below the cost of such units and the distributions (or portions thereof) represent a return of a portion of the purchase price.


                                NET ASSET VALUE


  The net asset value per unit of each class of the Fund is calculated by the Fund's custodian as of the close of regular trading on the New York Stock Exchange (normally, but not always, 3:00 p.m. Chicago time, 4:00 p.m. New York time) on each Business Day (as such term is defined under "Additional Information") immediately after the determination, if any, of the income to be declared as a dividend. Net asset value per unit of each class is calculated by determining the net assets of each class and dividing by the number of outstanding units of that class.

  The Fund's portfolio securities for which accurate market quotations are readily available are valued on the basis of quotations, which may be furnished by a pricing service or provided by dealers in such securities and other portfolio securities are valued at fair value, based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the Trustees. Debt obligations with a remaining maturity of 60 days or less are valued at amortized cost. The Board of Trustees has determined that the amortized cost of such securities approximates fair market value.


                            PERFORMANCE INFORMATION


  From time to time the Fund may publish yield, distribution rate and average annual total return and may publish its tax equivalent yield in advertisements and communications to unitholders or prospective investors. Average annual total return is determined by computing the average annual percentage change in value of $1,000 invested at the maximum public offering price for specified periods ending with the most recent calendar quarter, assuming reinvestment of all dividends and distributions at net asset value. The total return calculation assumes a complete redemption of the investment at the end of the relevant period. The Fund may also from time to time advertise total return on a cumulative, average, year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules. In addition to the above, the Fund may from time to time advertise its performance relative to certain averages, performance rankings, indices, other information prepared by recognized mutual fund statistical services and investments for which reliable performance data is available.

  Yield is computed by dividing net investment income earned during a recent thirty-day period by the product of the average daily number of units outstanding and entitled to receive dividends during the period and the maximum offering price per unit on the last day of the relevant period. The results are compounded on a bond equivalent (semiannual) basis and then annualized. Net investment income per unit is equal to the dividends and interest earned during the period, reduced by accrued expenses for the period. The calculation of net investment income for these purposes may differ from the net investment income determined for accounting purposes.

  Tax equivalent yield represents the yield an investor would have to earn to equal, after taxes, the Fund's tax-free yield. Tax equivalent yield is calculated by dividing the Fund's tax-exempt yield by one minus a stated federal tax rate.

  Quotations of distribution rates are calculated by annualizing the most recent distribution of net investment income for a monthly, quarterly or other relevant period and dividing this amount by the net asset value per share or maximum public offering price on the last day of the period for which the distribution rates are being calculated.

  The Fund's yield, total return and distribution rate will be calculated separately for each class of units in existence. Because each class of units may be subject to different expenses, the yield, total return and distribution rate calculations with respect to each class of units for the same period will differ. See "Units of the Trust."

  The investment results of the Fund will fluctuate over time and any presentation of investment results for any prior period should not be considered a representation of what an investment may earn or what the Fund's performance may be in any future period. In addition to information provided in unitholder reports, the Fund may, in its discretion, from time to time, make a list of its holdings available to investors upon request.


                              UNITS OF THE TRUST


  The Fund is a series of the Goldman Sachs Trust, which was formed under the laws of the State of Delaware on January 28, 1997. The Fund was formerly a series of Goldman Sachs Trust, a Massachusetts business trust, and was reorganized into the Trust as of April 30, 1997. The Trustees have authority under the Trust's Declaration of Trust to create and classify units of beneficial interest in separate series, without further action by unitholders. Additional series may be added in the future. The Trustees also have authority to classify or reclassify any series or portfolio of units into one or more classes.

  When issued, units are fully paid and non-assessable. In the event of liquidation, unitholders are entitled to share pro rata in the net assets of the Fund available for distribution to such unitholders. All units are freely transferable and have no preemptive, subscription or conversion rights. Unitholders are entitled to one vote per share, provided that at the option of the Trustees, unitholders will be entitled to a number of votes based upon the net asset values represented by their units.

  The Trust does not intend to hold annual meetings of unitholders. However, pursuant to the Trust's By-Laws, the recordholders of at least 10% of the units outstanding and entitled to vote at a special meeting may require the Trust to hold such special meeting of unitholders for any purpose, and recordholders may, under certain circumstances, as permitted by the Act, communicate with other unitholders in connection with requiring a special meeting of unitholders. The Trustees, will call a special meeting of unitholders for the purpose of electing Trustees, if at any time less than a majority of Trustees holding office at the time were elected by unitholders.

  In the interest of economy and convenience, the Trust does not issue certificates representing the Fund's units. Instead, Harris Associates maintains a record of each unitholder's ownership. Each unitholder receives confirmation of purchase and redemption orders. Fund units and any dividends and distributions paid by the Fund are reflected in account statements.


                                   TAXATION


FEDERAL TAXES

  The Fund is treated as a separate entity for tax purposes, has elected to be treated as a regulated investment company and intends to qualify for such treatment for each taxable year under Subchapter M of the Code. To qualify as such, the Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to unitholders. As a regulated investment company, the Fund will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its unitholders in accordance with certain timing requirements of the Code.

  The Fund intends to satisfy certain requirements of the Code so that it may distribute the tax-exempt interest it receives as "exempt-interest dividends," as defined in the Code. If such requirements are satisfied, distributions of the Fund that are attributable to interest on tax-exempt obligations and that the Fund properly designates as exempt-interest dividends will be exempt from regular federal income tax, although all or a portion of these distributions may be subject to the federal alternative minimum tax and may be includable in the tax base for determining taxability of social security or railroad retirement benefits. Persons who are "substantial users" (or related persons to such substantial users) of facilities financed by industrial development or certain private activity bonds should consult their own tax advisers before purchasing units of the Fund. Interest on indebtedness incurred or continued to purchase or carry units of the Fund is not deductible to the extent attributable to the Fund's distributions that are exempt-interest dividends.

  Dividends paid by the Fund from net investment income, certain net realized foreign exchange gains, the excess of net short-term capital gain over net long-term capital loss and original issue discount or market discount income will be taxable to unitholders as ordinary income except for any exempt-interest dividends paid by the Fund, as described above. Distributions out of the net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, of the Fund, will be taxed, to unitholders as long-term capital gains, regardless of the length of time a unitholder has held his or her units or whether such gain was reflected in the price paid for the units. Such long-term capital gain will constitute 20% or 28% rate gain, depending upon the Fund's holding period for the assets the sale of which generated the gain. These tax consequences will apply regardless of whether distributions are received in cash or reinvested in units. Certain distributions paid by the Fund in January of a given year may be taxable to unitholders as if received the prior December 31. Unitholders will be informed annually about the amount and character of distributions received from the Fund for federal income tax purposes.

  Investors should consider the tax implications of buying units immediately prior to a distribution. Investors who purchase units shortly before the record date for a distribution other than a daily dividend will pay a per unit price that includes the value of the anticipated distribution and will be taxed on any taxable distribution even though the distribution represents a return of a portion of the purchase price.

  Redemptions and exchanges of units are taxable events.

  Individuals and certain other classes of unitholders may be subject to 31% backup withholding of federal income tax on distributions (other than exempt-interest dividends), redemptions and exchanges if they fail to furnish their correct taxpayer identification number and certain certifications required by the Internal Revenue Service or if they are otherwise subject to backup withholding. Individuals, corporations and other unitholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to non-resident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty) on amounts treated as ordinary dividends from the Fund.

OTHER TAXES

  In addition to federal taxes, a unitholder may be subject to state, local or foreign taxes on payments received from the Fund, including exempt-interest dividends. A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent (if any) the Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. government obligations and/or tax-exempt municipal obligations issued by or on behalf of the particular state or a political subdivision thereof, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. For a further discussion of certain tax consequences of investing in units of the Fund, see "Taxation" in the Additional Statement. Unitholders are urged to consult their own tax advisers regarding specific questions as to federal, state and local taxes as well as to any foreign taxes.


                            ADDITIONAL INFORMATION


  As used in this Prospectus, the term "Business Day" means any day the New York Stock Exchange is open for trading, which is Monday through Friday except for holidays. The New York Stock Exchange is closed on the following holidays:
New Year's Day, Martin Luther King, Jr. Day, Presidents' Day (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


                              ADDITIONAL SERVICES

  The Trust, on behalf of the Fund, has adopted a Service Plan with respect to the Service Units which authorizes the Fund to compensate certain institutions ("Service Organizations"), including Harris Associates, for providing account administration and personal and account maintenance services to their customers who are beneficial owners of such Units. The Trust, on behalf of the Fund, enters into agreements with Service Organizations which purchase Service Units on behalf of their customers ("Service Agreements"). The Service Agreement provide for compensation to the Service Organizations in an amount up to 0.50% (on an annualized basis) of the average daily net assets of the Service Units of the Fund attributable to or held in the name of the Service Organization for its customers; provided, however, that the fee paid for personal and account maintenance services shall not exceed 0.25% of such average daily net assets. The services provided by the Service Organizations may include acting, directly or through an agent, as the sole unitholder of record, maintaining account records for customers, processing orders to purchase, redeem or exchange Service Units for customers, responding to inquiries from prospective and existing unitholders and assisting customers with investment procedures.

  For the fiscal year ended October 31, 1997, the Trust, on behalf of the Fund, paid the Service Organizations fees at the annual rate of 0.50% of the Fund's average daily net assets attributable to Service Units of the Fund.

  Holders of Service Units of the Fund bear all expenses and fees paid to Service Organizations for their services with respect to such Units as well as any other expenses which are directly attributable to such Units.

  Service Organizations may charge other fees to their customers who are the beneficial owners of Service Units in connection with their customer accounts. These fees would be in addition to any amounts received by the Service Organization under a Service Agreement and may affect the return earned on an investment in the Fund. The Trust, on behalf of the Fund, accrues payments made pursuant to a Service Agreement daily. All inquiries of beneficial owners of Oakmark Units should be directed to Harris Associates.

  The Investment Adviser, Distributor, and/or their affiliates, also pay additional compensation from time to time, out of their assets and not as an additional charge to the Fund, to selected Service Organizations and other persons in connection with the sale of shares of the Fund and other investment portfolios of the Trust (such as additional payments based on new sales amounts exceeding pre-established thresholds, or the length of time customer assets have remained in the Trust) and, subject to applicable NASD regulations, contribute to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions in which participants may receive reimbursement of expenses, entertainment and prizes such as travel awards, merchandise, cash, investment research and educational information and related support materials. This additional compensation can vary among Service Organizations depending upon such factors as the amounts their customers have invested (or may invest) in particular investment portfolios of the Trust, the particular program involved, or the amount of reimbursable expenses. Additional compensation based on sales may, but is currently not expected to, exceed .50% (annualized) of the amount invested. For further information, see the Additional Statement.


                              UNITHOLDER SERVICES

REPORTING TO UNITHOLDERS

  You will receive a confirmation statement from Oakmark reflecting each of your purchases and redemptions of Oakmark Units, as well as periodic statements detailing distributions made by the Fund. In addition, Oakmark will send you semiannual reports, and annual reports containing audited financial statements, and will provide you annually with tax information.

SPECIAL WAYS TO INVEST OR REDEEM

  In addition to the ways to purchase or redeem Oakmark Units described below, the New Account Registration Form offers you the following additional investment and redemption options. The services are provided by Harris Associates on behalf of its customers.

  AUTOMATIC INVESTMENTS--purchase Oakmark Units each month with payment by electronic transfer from your bank account.

  TELEPHONE INVESTMENTS--purchase Oakmark Units by placing a telephone order and paying for them by electronic transfer from your bank account.

  SYSTEMATIC WITHDRAWALS--redeem a fixed dollar amount of Oakmark Units each month or quarter and have the proceeds sent by check to you or deposited by electronic transfer into your bank account.


                           PURCHASE OF OAKMARK UNITS

  You may purchase Oakmark Units of the Fund by check, by wire, by electronic transfer or by exchange through Oakmark. There are no sales commissions or underwriting discounts. The minimum initial investment is $1,000. Minimum subsequent investments are $100, except for reinvestments of dividends and capital gains distributions. Oakmark Units may be purchased on any Business Day through Harris Associates at the net asset value per unit next determined after receipt of an order by Oakmark. If by 3:00 p.m. Chicago time (4:00 p.m. New York time), an order, a check or Federal Reserve draft is received by Oakmark, the price per unit will be the net asset value computed on the day the purchase order is received. See "Net Asset Value."

BY CHECK

  To make an initial purchase of units, complete and sign the New Account Registration Form and mail it to The Oakmark Family of Funds, P.O. Box 8510, Boston, Massachusetts 02266-8510, together with a check for the total purchase amount payable to State Street Bank and Trust Company.

  You may make subsequent investments by submitting a check along with either the stub from your Fund account confirmation statement or a note indicating the amount of the purchase, your account number, and the name in which your account is registered. Each individual check submitted for purchase must be at least $100. Oakmark will not accept cash, drafts, "starter" checks, third-party checks or checks drawn on money market accounts or checks drawn on banks outside of the United States. If your order to purchase Oakmark Units of the Fund is cancelled because your check does not clear, you will be responsible for any resulting loss incurred by Oakmark.

BY WIRE

  You may also pay for Oakmark Units by instructing your bank to wire money to Oakmark. Your bank may charge you a fee for sending the wire. IF YOU ARE OPENING A NEW ACCOUNT BY WIRE TRANSFER, YOU MUST FIRST TELEPHONE OAKMARK AT 1-800-OAKMARK (1-800-625-6275) TO REQUEST AN ACCOUNT NUMBER AND FURNISH YOUR SOCIAL SECURITY OR OTHER TAX IDENTIFICATION NUMBER. Neither the Fund nor Oakmark will be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems.

BY ELECTRONIC TRANSFER

  If you have an established Fund account with an established electronic transfer privilege you may make subsequent investments by an electronic transfer of funds from your bank account. Electronic transfer allows you to make purchases at your request by calling 1-800-OAKMARK (1-800-625-6275) or at pre-scheduled intervals. (See "Unitholder Services.") You may not open a new account through electronic transfer.

BY EXCHANGE

  You may purchase Oakmark Units of the Fund by exchange of Oakmark Units from the Government Portfolio or the Tax-Exempt Diversified Portfolio or units from The Oakmark Fund, The Oakmark Select Fund, The Oakmark Small Cap Fund, The Oakmark International Fund, The Oakmark Equity and Income Fund and The Oakmark International Small Cap Fund ("The Oakmark Funds") either by phone or by mail. AN EXCHANGE TRANSACTION IS A SALE AND PURCHASE FOR FEDERAL INCOME TAX PURPOSES AND MAY RESULT IN CAPITAL GAIN OR LOSS. Restrictions apply. Please review the information under "Redemption of Oakmark Units."

PURCHASE PRICE AND EFFECTIVE DATE

  Oakmark Units will be issued and dividends will begin as described below:

  PURCHASE BY FEDERAL FUNDS WIRE OR ACH TRANSFER. If a purchase order is received with a specified settlement date by Oakmark by 3:00 p.m. Chicago time in proper form before the determination of net asset value that day and payment is made by wire transfer or ACH transfer, units will be issued and dividends will begin to accrue on the purchased units on the later of (i) the Business Day after receipt by Oakmark of a purchase order or (ii) the day of receipt of a federal funds wire or an ACH transfer by Oakmark. For purchases without a specified settlement date, units will be issued and dividends declared with respect to such units will begin to accrue on the Business Day after payment is so received.

  PURCHASE BY CHECK OR FEDERAL RESERVE DRAFT. If a purchase order is received with a specified settlement date by Oakmark by 3:00 p.m. Chicago time in proper form before the determination of net asset value that day and payment is made by check or Federal Reserve draft, units will be issued and dividends will begin to accrue on the purchased units on the Business Day after the date payment is received. For purchases without a specified settlement date, units will be issued and dividends declared with respect to such units will begin to accrue on the Business Day after payment is so received.

GENERAL

  Each purchase order for Oakmark Units must be accepted by Oakmark. Once your purchase order has been accepted, you may not cancel or revoke it; however, you may redeem the Oakmark Units. Oakmark reserves the right not to accept any purchase order that it determines not to be in the best interest of the Trust or of the Fund's unitholders. Oakmark uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of telephone transactions. If Oakmark does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. Oakmark will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.


                          REDEMPTION OF OAKMARK UNITS


BY MAIL

  You may redeem all or any part of your Oakmark Units of the Fund upon your written request delivered to The Oakmark Family of Funds, P.O. Box 8510, Boston, Massachusetts 02266-8510.

  Your redemption request must:

    (1) identify the Fund and give your account number;

    (2) specify the number of units or dollar amount to be redeemed;

    (3) be signed in ink by all owners exactly as their names appear on the account; and

    (4) for redemptions payable to an address other than the unitholder address of record, include an ink-stamped guarantee by an "eligible guarantor institution" as defined in the Securities Exchange Act of 1934 (including a bank, broker, dealer, credit union, national securities exchange, registered securities association, clearing agency or savings association, but not a notary public) for each signature on the redemption request (the guarantee must use the phrase "signature guaranteed" and must include the name of the guarantor bank or firm and an authorized signature).

  Special rules apply to redemptions by corporations, trusts and partnerships. In the case of a corporation, the request must be signed in the name of the corporation by an officer whose title must be stated, and must be accompanied by a bylaw provision or resolution of the board of directors, certified within 60 days, authorizing the officer to so act. A redemption request from a partnership or a trust must be signed in the name of the partnership or trust by a general partner or a trustee and include a signature guarantee. If the trustee is not named in the account registration, a redemption request by a trust must also include evidence of the trustee's appointment as such (e.g., a certified copy of the relevant portions of the trust instrument). Under certain circumstances, before Oakmark Units can be redeemed, additional documents may be required in order to verify the authority of the person seeking to redeem.

BY EXCHANGE

  You may redeem all or any portion of your Oakmark Units of the Fund and use the proceeds to purchase Oakmark Units of the Government Portfolio or the Tax-Exempt Diversified Portfolio or shares of The Oakmark Funds if your signed, properly completed New Account Registration Form is on file. AN EXCHANGE TRANSACTION IS A SALE AND PURCHASE FOR FEDERAL INCOME TAX PURPOSES AND MAY RESULT IN CAPITAL GAINS OR LOSSES. Before exchanging, you should obtain a prospectus from The Oakmark Funds and read it carefully. The exchange privilege is not an offering or recommendation of shares of The Oakmark Funds. The registration of the account to which you are making an exchange must be exactly the same as that of the account from which the exchange is made and the amount you exchange must meet any applicable minimum investment of the fund being purchased. An exchange may be made by following the redemption procedure described above under "By Mail" and indicating the fund to be purchased, except that a signature guarantee normally is not required. (See also the discussion below of the Telephone Exchange Privilege.)

SPECIAL REDEMPTION PRIVILEGES

  The Telephone Exchange and Telephone Redemption Privileges will be established automatically when you open your account unless you elect on your New Account Registration Form to decline these Privileges. Other Privileges must be specifically elected. A signature guarantee may be required to establish a Privilege after you open your account.

TELEPHONE EXCHANGE PRIVILEGE

  You may use the Telephone Exchange Privilege to exchange among The Oakmark Funds and the Fund by calling 1-800-OAKMARK (1-800-625-6275). The general redemption policies apply to redemptions by Telephone Exchange. (See "General Redemption Policies.")

  Oakmark reserves the right at any time without prior notice to suspend or terminate the use of the Telephone Exchange Privilege by any person or class of persons. Oakmark believes that use of the Telephone Exchange Privilege by investors utilizing market-timing strategies adversely affects the Fund. THEREFORE, OAKMARK GENERALLY WILL NOT HONOR REQUESTS FOR TELEPHONE EXCHANGES BY UNITHOLDERS IDENTIFIED BY OAKMARK AS "MARKET-TIMERS." Except for automatic exchanges from Oakmark units, you may not make more than four exchanges from any fund in any calender year. Oakmark reserves the right at any time without prior notice to suspend, limit, modify, or terminate the Telephone Exchange Privilege in its entirety. Because such a step would be taken only if it would be in the best interest of the Fund, Oakmark expects that it would provide unitholders with prior written notice of any such action unless it appears that the resulting delay in the suspension, limitation, modification, or termination of the Telephone Exchange Privilege would adversely affect the Fund. IF OAKMARK WERE TO SUSPEND, LIMIT, MODIFY, OR TERMINATE THE TELEPHONE EXCHANGE PRIVILEGE, YOU MIGHT FIND THAT AN EXCHANGE COULD NOT BE PROCESSED OR THAT THERE MIGHT BE A DELAY IN THE IMPLEMENTATION OF THE EXCHANGE. See "How to Redeem Units--By Exchange."

  During periods of volatile economic and market conditions, you may have difficulty placing your exchange by telephone; you may wish to consider placing your exchange by mail during such periods.

TELEPHONE REDEMPTION PRIVILEGE

  You may use the Telephone Redemption Privilege to redeem units from your account by calling 1-800-OAKMARK (1-800-625-6275). The proceeds may be sent by check to your registered address or you may request payment by electronic transfer to a bank account previously designated by you at a bank that is a member of the Automated Clearing House. If you request a redemption by electronic transfer before the Fund's redemption cut-off time and the proceeds are to be sent to your pre-established designated bank account, the proceeds will be transferred to your bank account on the next business day. The Telephone Redemption Privilege is not available for 30 days after Oakmark receives notice from you of a change of address.

GENERAL REDEMPTION POLICIES

  You may not cancel or revoke your redemption order once instructions have been received and accepted. PLEASE TELEPHONE OAKMARK BY CALLING 1-800-OAKMARK (1-800-625-6275) IF YOU HAVE ANY QUESTIONS ABOUT REQUIREMENTS FOR A REDEMPTION BEFORE SUBMITTING YOUR REQUEST. Oakmark reserves the right to require a properly completed New Account Registration Form before making payment for Oakmark Units redeemed.

  If your redemption order is received in proper form before 4:00 p.m. eastern time, the price at which your redemption order will be executed is the net asset value determined that business day. See "Net Asset Value." Dividends are earned on the day that units are redeemed.

  Oakmark will generally mail payment for Oakmark Units redeemed within three days after proper instructions are received. If you attempt to redeem Oakmark Units within 15 days after they have been purchased by check or electronic transfer, Oakmark may delay payment of the redemption proceeds to you until it can verify that payment for the purchase of those Oakmark Units has been (or will be) collected. To reduce such delays, Oakmark recommends that your purchase be made by Federal Funds wire through your bank. If you so request, the proceeds of your redemption may be paid by wire, but the cost of the wire (currently $5) will be deducted from the redemption proceeds.

  Oakmark reserves the right at any time without prior notice to suspend, limit, modify, or terminate any privilege or its use in any manner by any person or class.

  Use of any Special Redemption Privilege authorizes Oakmark to tape-record all instructions to redeem. Oakmark uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of telephone transactions. If Oakmark does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. Oakmark will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

  Oakmark reserves the right to redeem Oakmark Units in any account and send the proceeds to the owner if the Oakmark Units in the account do not have a value of at least $1,000.

  Oakmark Units in any account you maintain with the Fund may be redeemed to the extent necessary to reimburse Oakmark for any loss it sustains that is caused by you (such as losses from uncollected checks and electronic transfers or any liability under the Code provisions on backup withholding relating to your account).

ADDRESS OF HARRIS ASSOCIATES L. P.
 Two North LaSalle Street
 Chicago, Illinois 60602-3790

THE OAKMARK FUNDS 24-HOUR NAV HOTLINE
 1-800-GROWOAK
 (1-800-476-9625)

OAKMARK SHAREHOLDER SERVICE
 State Street Bank and Trust Company
  Attention: Oakmark Funds Family
  P.O. Box 8510
  Boston, Massachusetts 02266-8510
  1-800-OAKMARK
  (1-800-625-6275)